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                                              [WELLS FARGO FUNDS LOGO]

WELLS FARGO OUTLOOK FUNDS(SM)
ANNUAL REPORT


WELLS FARGO OUTLOOK TODAY FUND(SM)

WELLS FARGO OUTLOOK 2010 FUND(SM)

WELLS FARGO OUTLOOK 2020 FUND(SM)

WELLS FARGO OUTLOOK 2030 FUND(SM)

WELLS FARGO OUTLOOK 2040 FUND(SM)

                                              FEBRUARY 28, 2002

[GRAPHIC]

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                                                                   OUTLOOK FUNDS
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TABLE OF CONTENTS

LETTER TO SHAREHOLDERS.........................................................1
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PERFORMANCE AT A GLANCE
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  PORTFOLIO REVIEW.............................................................2

  PERFORMANCE HIGHLIGHTS.......................................................2

PORTFOLIO OF INVESTMENTS
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  OUTLOOK TODAY FUND...........................................................8

  OUTLOOK 2010 FUND...........................................................21

  OUTLOOK 2020 FUND...........................................................34

  OUTLOOK 2030 FUND...........................................................48

  OUTLOOK 2040 FUND...........................................................61

FINANCIAL STATEMENTS
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  STATEMENTS OF ASSETS AND LIABILITIES........................................74

  STATEMENTS OF OPERATIONS....................................................75

  STATEMENTS OF CHANGES IN NET ASSETS.........................................76

  FINANCIAL HIGHLIGHTS........................................................78

NOTES TO FINANCIAL STATEMENTS.................................................84
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INDEPENDENT AUDITORS' REPORT..................................................89
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LIST OF ABBREVIATIONS.........................................................92
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                                                OUTLOOK FUNDS SHAREHOLDER LETTER
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DEAR VALUED SHAREHOLDER,

The 12-month period that ended February 28, 2002, can be described as a period of volatility and opportunity. The divergence of the stock and bond markets over the year once again makes a compelling case for diversifying portfolios. The WELLS FARGO OUTLOOK FUNDS seek to provide shareholders with a strategy for portfolio diversification with a combination of stocks, bonds and cash appropriate to specific investment time horizons.

It was a difficult year for the stock market, as investors faced a sudden decline in U.S. economic growth and the shock of the September 11 terrorist attacks. Although the market rebounded in the fourth quarter, 2001 marked the second year in a row that the S&P 500 Index declined in value.

In general, the economic concerns that drove down stocks for much of the period helped the bond market. Long-term bonds posted gains early in the period, but suffered a setback in the fourth quarter of 2001 as investor optimism about the stock market was renewed. In January and February of 2002, the accounting concerns that drove many investors away from stocks helped the bond market.

For the twelve-month period that ended February 28, 2002, the S&P 500 Index declined 9.51%. On the other hand, fixed income markets posted positive returns during the same period, as the Lehman Aggregate Bond Index returned 7.67%. Most international markets also endured a difficult period, similar to the U.S. markets.

By the fourth quarter of 2001, some encouraging economic indicators began to point to the prospect of an improving economy. January marked an important turnaround in both earnings expectations and economic expectations for 2002. This upward economic trend continued in February. We believe that the recovery may follow the same script as the 1990 recession and recovery, where the official recession ended quickly, but it still took several years before investors witnessed a return to solid growth.

Regardless of the near-term economic forecast, we encourage investors to remain focused on their long-term financial goals. The WELLS FARGO OUTLOOK FUNDS, with their unique asset allocation strategy, are designed with the goal of helping you reach your financial goals while minimizing the effects of market volatility.

For questions about your investments in WELLS FARGO FUNDS-REGISTERED TRADEMARK-, please contact your investment professional or call us at 1-800-222-8222. You also can find answers to many of your questions online at our newly redesigned Web site, www.wellsfargofunds.com.

We want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs.

Sincerely,

    /s/ Michael J. Hogan
    Michael J. Hogan
    President
    WELLS FARGO FUNDS

                                                                               1
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OUTLOOK FUNDS                                                      ANNUAL REPORT
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WELLS FARGO OUTLOOK FUNDS
   The WELLS FARGO OUTLOOK FUNDS are globally diversified asset allocation funds designed to maximize assets while gradually reducing the potential for investment risk over specific investment time horizons.
   Each WELLS FARGO OUTLOOK FUND may be allocated across asset classes covering a variety of equity, fixed-income and cash investments that may include international exposure. Asset allocation is determined by an investment model that examines economic trends, pricing and other financial data.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
   The WELLS FARGO OUTLOOK FUNDS with longer-term investment horizons, such as the WELLS FARGO OUTLOOK 2040 FUND, seek higher returns early on by investing in stocks, as stocks have historically outperformed bonds over the long term. Since the WELLS FARGO OUTLOOK 2040 FUND does not reach its target date until the year 2040, 95.18% of its portfolio holdings were invested in stocks as of February 28, 2002, providing a potential for greater long-term investment returns.
   As a WELLS FARGO OUTLOOK FUND approaches its target date, its portfolio is reallocated toward a more conservative mix of stocks, bonds and cash. For example, the WELLS FARGO OUTLOOK TODAY FUND, a Fund suited for investors with short-term investment horizons, completed the 12-month period ending
  February 28, 2002, with an allocation of 38.69% stocks, 60.46% short-term bonds and 0.85% cash. By 2040, the WELLS FARGO OUTLOOK 2040 FUND should resemble the WELLS FARGO OUTLOOK TODAY FUND in its present portfolio composition, with adjustments reflecting market conditions at that time.

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   For most of the one-year period that ended February 28, 2002, the U.S. equity market endured another volatile period. Discouraging economic signs, poor earnings growth, and the events of September 11 weighed on the markets for much of the year. The economic slowdown that the U.S. experienced during this same period also took its toll in Europe and Asia. As it became more apparent that the global economy was slowing, investors increasingly favored defensive stocks, such as consumer staples, utilities and financial services. In contrast, information-technology and telecommunications stocks were among the worst performing sectors, as demand for technology and telecommunications products and services declined worldwide.
   Despite the combined effects of monetary stimulus from the Federal Reserve Board (the Fed) and fiscal stimulus from the federal government, equity markets declined through September 2001. The losses resulted in the largest quarterly declines for both the S&P 500 Index and the Dow Jones Industrial Average since the quarter that included the stock market crash of 1987. By the fourth quarter of 2001, however, the markets rallied, and other economic indicators delivered positive news: inventories declined, factory orders surged, housing starts increased, and consumer confidence rose.
   In general, the economic concerns that drove down stocks for much of the period helped boost the bond market. Long-term bonds posted gains early in the period, and then suffered a setback in the fourth quarter of 2001 as investor optimism about the stock market was renewed. In January and February of 2002, the accounting concerns that drove many investors away from stocks also helped the bond market. Short-term paper did well throughout the period, benefiting directly from the interest rate campaign, as the Fed continued to aggressively lower interest rates in an effort to keep the economy out of recession.
   The divergent performance of the stock and bond markets highlights the advantages of diversified portfolios.
   THE WELLS FARGO OUTLOOK TODAY FUND posted the best returns of the WELLS FARGO OUTLOOK FUNDS over the 12-month period that ended February 28, 2002, due to its overall defensive positioning and emphasis on fixed-income holdings. Its Class A shares returned 2.06%(1), excluding sales charges.
   THE WELLS FARGO OUTLOOK 2010 FUND Class A shares returned (1.43)%(1), excluding sales charges, over the period.
   THE WELLS FARGO OUTLOOK 2020 FUND, with a higher percentage of bonds than the WELLS FARGO OUTLOOK 2030 and 2040 FUNDS, also performed better than the Funds with higher equity exposures. Its Class A shares returned (5.57)%(1), excluding sales charges.
   THE WELLS FARGO OUTLOOK 2030 FUND Class A shares returned (8.68)%(1), excluding sales charges.
   THE WELLS FARGO OUTLOOK 2040 FUND underperformed the other WELLS FARGO OUTLOOK FUNDS during the period, which is attributed to its significant exposure to stocks. The Fund's Class A shares returned (11.45)%(1), excluding sales charges. However, during the period, we diverted assets to more stable investments to help reduce potential losses amid a slumping stock market.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fed's interest rate cuts, combined with proposed tax cuts, recently helped buoy markets, and consumer confidence responded positively as well. After the upward trend in January and February 2002, earnings estimates for all four quarters of 2002 moved higher, initial jobless claims began trending down, and fourth quarter 2001 GDP growth was revised up to a more vigorous 1.4% annualized growth rate. This GDP growth figure contrasted significantly to analysts' consensus estimates, which, at the end of January 2002, reported a 1.1% decline. Despite these signs of both an economic and earnings recovery, however, accounting concerns sparked by the Enron bankruptcy continue to have a negative impact on equity prices and have created uncertainty regarding the exact timing and strength of these recoveries.
   The WELLS FARGO OUTLOOK FUNDS' strategic model can offer investors a stable framework in which to pursue their investment goals, regardless of the market environment. The model may also help investors stay on course through periods of uncertainty by allocating and reallocating their respective asset mixes over the life of each Fund. As of February 28, 2002, the WELLS FARGO OUTLOOK FUNDS' portfolios were positioned with a moderate overweight in equities and underweight in bonds. Our equity overweight reflects the strengthening economic environment, and the improved earnings outlook.

2
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ANNUAL REPORT                                                      OUTLOOK FUNDS
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  AVERAGE ANNUAL TOTAL RETURNS(1) (%) (AS OF FEBRUARY 28, 2002)
--------------------------------------------------------------------------------

                                                              With Load(2)                      Without load
                                                     -------------------------------   -------------------------------
                                                                             Since                             Since
                                                                           Inception                         Inception
Fund Name                                             1-Year     5-Year    (3/1/94)     1-Year     5-Year    (3/1/94)
WELLS FARGO OUTLOOK TODAY FUND - A                     (3.84)     4.85       5.71         2.06      6.09        6.50
WELLS FARGO OUTLOOK TODAY FUND - B                     (3.38)     5.27       5.98         1.54      5.57        5.98
WELLS FARGO OUTLOOK TODAY FUND - C                      0.53      5.55       5.97         1.52      5.55        5.97
WELLS FARGO OUTLOOK TODAY FUND - I                                                        2.40      6.18        6.55

WELLS FARGO OUTLOOK 2010 FUND - A                      (7.13)     5.69       7.74        (1.43)     6.95        8.54
WELLS FARGO OUTLOOK 2010 FUND - B                      (6.68)     6.06       7.98        (1.92)     6.37        7.98
WELLS FARGO OUTLOOK 2010 FUND - C                      (2.85)     6.35       7.97        (1.90)     6.35        7.97
WELLS FARGO OUTLOOK 2010 FUND - I                                                        (1.14)     7.00        8.57
WELLS FARGO OUTLOOK 2020 FUND - A                     (11.00)     5.61       8.55        (5.57)     6.86        9.36
WELLS FARGO OUTLOOK 2020 FUND - B                     (10.72)     5.99       8.80        (6.09)     6.29        8.80
WELLS FARGO OUTLOOK 2020 FUND - C                      (6.98)     6.28       8.79        (6.06)     6.28        8.79
WELLS FARGO OUTLOOK 2020 FUND - I                                                        (5.30)     6.99        9.44
WELLS FARGO OUTLOOK 2030 FUND - A                     (13.92)     5.67       9.25        (8.68)     6.92       10.06
WELLS FARGO OUTLOOK 2030 FUND - B                     (13.51)     6.01       9.48        (9.10)     6.32        9.48
WELLS FARGO OUTLOOK 2030 FUND - C                     (10.00)     6.29       9.46        (9.12)     6.29        9.46
WELLS FARGO OUTLOOK 2030 FUND - I                                                        (8.47)     7.01       10.12
WELLS FARGO OUTLOOK 2040 FUND - A                     (16.57)     5.22       9.73       (11.45)     6.46       10.55
WELLS FARGO OUTLOOK 2040 FUND - B                     (16.27)     5.54       9.94       (11.93)     5.83        9.94
WELLS FARGO OUTLOOK 2040 FUND - C                     (12.79)     5.84       9.95       (11.92)     5.84        9.95
WELLS FARGO OUTLOOK 2040 FUND - I                                                       (11.22)     6.60       10.64
IMONEYNET ALL TAXABLE MONEY FUND AVERAGE(3)                                               2.94      4.64        4.68
LEHMAN BROTHERS AGGREGATE BOND INDEX(4)                                                   7.67      7.29        7.19
S&P 500 INDEX(5)                                                                         (9.51)     8.45       13.44
MORGAN STANLEY CAPITAL INTERNATIONAL/EUROPE,
  AUSTRALASIA AND FAR EAST INDEX(6)                                                     (18.98)    (5.70)       2.00

  PORTFOLIO ALLOCATION (AS OF FEBRUARY 28, 2002)
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  39%

Bonds   60%

Cash     1%

Wells Fargo Outlook Today Fund
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  72%

Bonds   27%

Cash     1%

Wells Fargo Outlook 2020 Fund
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  95%

Bonds    4%

Cash     1%

Wells Fargo Outlook 2040 Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  58%

Bonds   41%

Cash     1%

Wells Fargo Outlook 2010 Fund
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Stocks  85%

Bonds   14%

Cash     1%

Wells Fargo Outlook 2030 Fund

                                                                               3
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OUTLOOK FUNDS                                                      ANNUAL REPORT
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  FUND CHARACTERISTICS (AS OF FEBRUARY 28, 2002)
--------------------------------------------------------------------------------

                                            Wells Fargo    Wells Fargo    Wells Fargo    Wells Fargo    Wells Fargo
                                              Outlook        Outlook        Outlook        Outlook        Outlook
                                               Today          2010           2020           2030           2040
                                               Fund           Fund           Fund           Fund           Fund
WEIGHTED AVERAGE COUPON OF BOND
  PORTFOLIO                                    6.31%          6.23%          6.09%          5.68%         7.13%

WEIGHTED AVERAGE MATURITY OF BOND
  PORTFOLIO                                  3.8 years      3.8 years      5.5 years      9.5 years     19.2 years

ESTIMATED DURATION OF BOND PORTFOLIO         3.2 years      3.2 years      3.9 years      5.7 years     10.6 years

NUMBER OF HOLDINGS                              813            810            947            856           835

  PORTFOLIO ALLOCATION BY ASSET CLASS (AS OF FEBRUARY 28, 2002)
--------------------------------------------------------------------------------

                                          WELLS FARGO    WELLS FARGO    WELLS FARGO    WELLS FARGO    WELLS FARGO
                                            OUTLOOK        OUTLOOK        OUTLOOK        OUTLOOK        OUTLOOK
                                             TODAY          2010           2020           2030           2040
ASSET CLASS                                  FUND           FUND           FUND           FUND           FUND
DOMESTIC STOCKS

INTERMEDIATE CAP GROWTH                       1.36%          2.00%          2.19%          2.63%          3.74%

INTERMEDIATE CAP UTILITIES                    0.00%          0.00%          0.25%          0.00%          0.00%

INTERMEDIATE CAP VALUE                        0.00%          0.50%          2.35%          3.74%          5.33%

LARGE CAP GROWTH                             12.41%         19.60%         24.58%         27.38%         31.04%

LARGE CAP VALUE                              14.33%         21.28%         24.92%         29.04%         32.83%

MICRO CAP                                     3.27%          3.14%          1.54%          0.07%          0.00%

SMALL CAP GROWTH                              0.00%          0.00%          0.81%          1.99%          2.36%

SMALL CAP VALUE                               1.43%          1.10%          1.16%          1.00%          0.00%

INTERNATIONAL STOCKS

EUROPE/AUSTRALASIA/FAR EAST (EXCEPT
  JAPAN)                                      4.51%          8.00%         11.28%         14.43%         15.02%

JAPAN                                         1.38%          2.31%          3.23%          4.46%          4.86%

BONDS

INTERMEDIATE-TERM GOVERNMENT                 60.46%         41.36%         24.73%          8.68%          0.00%

LONG-TERM GOVERNMENT                          0.00%          0.00%          2.06%          5.87%          3.66%

CASH EQUIVALENTS

U.S. TREASURY BILLS                           0.85%          0.71%          0.90%          0.71%          1.16%

TOTAL                                       100.00%        100.00%        100.00%        100.00%        100.00%

4
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ANNUAL REPORT                                                      OUTLOOK FUNDS
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  GROWTH OF $10,000 INVESTMENT CHARTS(8)
--------------------------------------------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
WELLS FARGO - Outlook Today Fund Class A Shares

        WELLS FARGO     WELLS FARGO     S&P 500   LEHMAN BROTHERS  IMONEYNET ALL
       OUTLOOK TODAY   OUTLOOK TODAY   COMPOSITE     AGGREGATE     TAXABLE MONEY
       FUND - CLASS A  FUND - CLASS I    INDEX      BOND INDEX     FUND AVERAGE

03/94          $9,425         $10,000    $10,000          $10,000        $10,000

03/94          $9,295          $9,862     $9,564           $9,753        $10,024

04/94          $9,247          $9,811     $9,687           $9,675        $10,049

05/94          $9,257          $9,821     $9,846           $9,674        $10,078

06/94          $9,192          $9,753     $9,604           $9,653        $10,108

07/94          $9,344          $9,914     $9,920           $9,845        $10,140

08/94          $9,420          $9,995    $10,326           $9,857        $10,173

09/94          $9,292          $9,859    $10,074           $9,712        $10,209

10/94          $9,321          $9,889    $10,300           $9,703        $10,245

11/94          $9,206          $9,767     $9,925           $9,682        $10,285

12/94          $9,244          $9,808    $10,072           $9,748        $10,328

01/95          $9,400          $9,973    $10,333           $9,941        $10,373

02/95          $9,623         $10,210    $10,736          $10,178        $10,420

03/95          $9,713         $10,306    $11,052          $10,240        $10,468

04/95          $9,851         $10,452    $11,377          $10,384        $10,516

05/95         $10,125         $10,743    $11,831          $10,785        $10,564

06/95         $10,221         $10,844    $12,106          $10,864        $10,613

07/95         $10,320         $10,950    $12,507          $10,840        $10,660

08/95         $10,389         $11,023    $12,538          $10,971        $10,707

09/95         $10,506         $11,146    $13,067          $11,078        $10,754

10/95         $10,536         $11,178    $13,020          $11,222        $10,800

11/95         $10,706         $11,359    $13,591          $11,390        $10,848

12/95         $10,831         $11,492    $13,853          $11,550        $10,895

01/96         $10,933         $11,600    $14,324          $11,626        $10,940

02/96         $10,872         $11,535    $14,457          $11,424        $10,985

03/96         $10,849         $11,510    $14,596          $11,344        $11,029

04/96         $10,859         $11,521    $14,811          $11,280        $11,073

05/96         $10,869         $11,532    $15,191          $11,257        $11,118

06/96         $10,940         $11,607    $15,249          $11,408        $11,162

07/96         $10,846         $11,507    $14,575          $11,439        $11,207

08/96         $10,908         $11,574    $14,883          $11,420        $11,251

09/96         $11,136         $11,815    $15,719          $11,618        $11,296

10/96         $11,305         $11,994    $16,153          $11,876        $11,342

11/96         $11,579         $12,286    $17,372          $12,079        $11,387

12/96         $11,485         $12,186    $17,028          $11,967        $11,433

01/97         $11,593         $12,300    $18,091          $12,004        $11,478

02/97         $11,604         $12,312    $18,234          $12,034        $11,524

03/97         $11,445         $12,143    $17,486          $11,901        $11,570

04/97         $11,631         $12,340    $18,528          $12,079        $11,618

05/97         $11,882         $12,607    $19,661          $12,194        $11,667

06/97         $12,088         $12,826    $20,535          $12,339        $11,714

07/97         $12,409         $13,166    $22,168          $12,672        $11,765

08/97         $12,243         $12,990    $20,927          $12,564        $11,815

09/97         $12,493         $13,255    $22,071          $12,749        $11,864

10/97         $12,471         $13,232    $21,334          $12,934        $11,915

11/97         $12,549         $13,315    $22,322          $12,993        $11,965

12/97         $12,683         $13,457    $22,706          $13,125        $12,016

01/98         $12,791         $13,571    $22,958          $13,293        $12,068

02/98         $12,995         $13,788    $24,613          $13,282        $12,115

03/98         $13,172         $13,976    $25,873          $13,327        $12,167

04/98         $13,245         $14,053    $26,137          $13,397        $12,217

05/98         $13,221         $14,027    $25,688          $13,524        $12,268

06/98         $13,355         $14,170    $26,731          $13,639        $12,319

07/98         $13,331         $14,144    $26,447          $13,667        $12,370

08/98         $13,025         $13,820    $22,626          $13,890        $12,422

09/98         $13,337         $14,150    $24,076          $14,215        $12,473

10/98         $13,571         $14,399    $26,031          $14,140        $12,529

11/98         $13,731         $14,569    $27,608          $14,220        $12,582

12/98         $13,970         $14,822    $29,232          $14,263        $12,631

01/99         $14,062         $14,919    $30,454          $14,364        $12,679

02/99         $13,825         $14,668    $31,401          $14,113        $12,721

03/99         $14,000         $14,854    $32,657          $14,191        $12,768

04/99         $14,145         $15,008    $33,920          $14,236        $12,814

05/99         $13,986         $14,840    $33,120          $14,111        $12,860

06/99         $14,144         $15,007    $34,922          $14,066        $12,905

07/99         $14,077         $14,936    $33,831          $14,007        $12,954

08/99         $14,051         $14,908    $33,664          $14,000        $13,005

09/99         $14,074         $14,933    $32,741          $14,162        $13,055

10/99         $14,249         $15,119    $34,814          $14,214        $13,108

11/99         $14,384         $15,247    $35,520          $14,213        $13,160

12/99         $14,598         $15,462    $37,613          $14,145        $13,217

01/00         $14,331         $15,196    $35,724          $14,098        $13,273

02/00         $14,443         $15,314    $35,049          $14,269        $13,328

03/00         $14,813         $15,704    $38,477          $14,457        $13,388

04/00         $14,700         $15,585    $37,319          $14,415        $13,448

05/00         $14,658         $15,541    $36,554          $14,408        $13,513

06/00         $14,909         $15,802    $37,457          $14,707        $13,577

07/00         $14,895         $15,787    $36,872          $14,841        $13,647

08/00         $15,195         $16,116    $39,162          $15,056        $13,716

09/00         $15,097         $16,024    $37,094          $15,151        $13,784

10/00         $15,126         $16,054    $36,939          $15,251        $13,854

11/00         $15,040         $15,979    $34,028          $15,501        $13,922

12/00         $15,233         $16,176    $34,195          $15,790        $13,993

01/01         $15,433         $16,401    $35,409          $16,049        $14,060

02/01         $15,279         $16,224    $32,179          $16,188        $14,116

03/01         $15,176         $16,125    $30,139          $16,269        $14,174

04/01         $15,331         $16,304    $32,481          $16,201        $14,226

05/01         $15,362         $16,336    $32,699          $16,298        $14,275

06/01         $15,331         $16,316    $31,904          $16,360        $14,318

07/01         $15,471         $16,463    $31,591          $16,727        $14,359

08/01         $15,378         $16,365    $29,614          $16,919        $14,398

09/01         $15,299         $16,276    $27,221          $17,117        $14,432

10/01         $15,551         $16,540    $27,741          $17,475        $14,461

11/01         $15,692         $16,705    $29,869          $17,233        $14,484

12/01         $15,737         $16,748    $30,131          $17,123        $14,505

01/02         $15,626         $16,631    $29,691          $17,262        $14,524

02/02         $15,594         $16,614    $29,118          $17,429        $14,540

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
WELLS FARGO - Outlook 2010 Fund Class A Shares

        WELLS FARGO     WELLS FARGO                     LEHMAN BROTHERS
        OUTLOOK 2010    OUTLOOK 2010       S&P 500      AGGREGATE BOND   MSCI EAFE
       FUND - CLASS A  FUND - CLASS I  COMPOSITE INDEX       INDEX         INDEX

03/94          $9,425         $10,000          $10,000          $10,000    $10,000

03/94          $9,276          $9,841           $9,564           $9,753     $9,569

04/94          $9,228          $9,791           $9,687           $9,675     $9,975

05/94          $9,266          $9,831           $9,846           $9,674     $9,918

06/94          $9,189          $9,750           $9,604           $9,653    $10,058

07/94          $9,360          $9,931           $9,920           $9,845    $10,154

08/94          $9,465         $10,042          $10,326           $9,857    $10,395

09/94          $9,319          $9,888          $10,074           $9,712    $10,067

10/94          $9,396          $9,969          $10,300           $9,703    $10,403

11/94          $9,195          $9,756           $9,925           $9,682     $9,902

12/94          $9,269          $9,834          $10,072           $9,748     $9,965

01/95          $9,444         $10,020          $10,333           $9,941     $9,582

02/95          $9,737         $10,331          $10,736          $10,178     $9,554

03/95          $9,888         $10,491          $11,052          $10,240    $10,150

04/95         $10,075         $10,689          $11,377          $10,384    $10,532

05/95         $10,429         $11,065          $11,831          $10,785    $10,407

06/95         $10,570         $11,214          $12,106          $10,864    $10,225

07/95         $10,768         $11,425          $12,507          $10,840    $10,862

08/95         $10,808         $11,467          $12,538          $10,971    $10,448

09/95         $11,016         $11,688          $13,067          $11,078    $10,652

10/95         $11,016         $11,688          $13,020          $11,222    $10,365

11/95         $11,286         $11,974          $13,591          $11,390    $10,653

12/95         $11,453         $12,151          $13,853          $11,550    $11,083

01/96         $11,656         $12,367          $14,324          $11,626    $11,128

02/96         $11,626         $12,335          $14,457          $11,424    $11,166

03/96         $11,639         $12,349          $14,596          $11,344    $11,403

04/96         $11,721         $12,436          $14,811          $11,280    $11,734

05/96         $11,804         $12,524          $15,191          $11,257    $11,518

06/96         $11,863         $12,586          $15,249          $11,408    $11,583

07/96         $11,625         $12,334          $14,575          $11,439    $11,245

08/96         $11,728         $12,444          $14,883          $11,420    $11,269

09/96         $12,099         $12,837          $15,719          $11,618    $11,569

10/96         $12,318         $13,069          $16,153          $11,876    $11,451

11/96         $12,818         $13,600          $17,372          $12,079    $11,907

12/96         $12,656         $13,427          $17,028          $11,967    $11,753

01/97         $12,932         $13,721          $18,091          $12,004    $11,342

02/97         $12,975         $13,766          $18,234          $12,034    $11,528

03/97         $12,714         $13,490          $17,486          $11,901    $11,570

04/97         $13,068         $13,866          $18,528          $12,079    $11,631

05/97         $13,540         $14,366          $19,661          $12,194    $12,388

06/97         $13,905         $14,753          $20,535          $12,339    $13,071

07/97         $14,478         $15,361          $22,168          $12,672    $13,282

08/97         $14,056         $14,914          $20,927          $12,564    $12,290

09/97         $14,507         $15,392          $22,071          $12,749    $12,978

10/97         $14,300         $15,172          $21,334          $12,934    $11,980

11/97         $14,518         $15,403          $22,322          $12,993    $11,858

12/97         $14,714         $15,612          $22,706          $13,125    $11,961

01/98         $14,866         $15,773          $22,958          $13,293    $12,508

02/98         $15,369         $16,306          $24,613          $13,282    $13,311

03/98         $15,760         $16,722          $25,873          $13,327    $13,721

04/98         $15,878         $16,847          $26,137          $13,397    $13,829

05/98         $15,772         $16,734          $25,688          $13,524    $13,762

06/98         $16,047         $17,026          $26,731          $13,639    $13,866

07/98         $15,976         $16,951          $26,447          $13,667    $14,006

08/98         $14,958         $15,871          $22,626          $13,890    $12,271

09/98         $15,474         $16,418          $24,076          $14,215    $11,894

10/98         $16,105         $17,087          $26,031          $14,140    $13,133

11/98         $16,522         $17,530          $27,608          $14,220    $13,806

12/98         $17,020         $18,058          $29,232          $14,263    $14,350

01/99         $17,275         $18,328          $30,454          $14,364    $14,307

02/99         $16,893         $17,923          $31,401          $14,113    $13,966

03/99         $17,225         $18,276          $32,657          $14,191    $14,549

04/99         $17,571         $18,643          $33,920          $14,236    $15,138

05/99         $17,289         $18,344          $33,120          $14,111    $14,358

06/99         $17,672         $18,750          $34,922          $14,066    $14,918

07/99         $17,479         $18,545          $33,831          $14,007    $15,361

08/99         $17,415         $18,477          $33,664          $14,000    $15,418

09/99         $17,353         $18,412          $32,741          $14,162    $15,574

10/99         $17,781         $18,866          $34,814          $14,214    $16,158

11/99         $18,067         $19,141          $35,520          $14,213    $16,719

12/99         $18,569         $19,668          $37,613          $14,145    $18,220

01/00         $18,076         $19,148          $35,724          $14,098    $17,063

02/00         $18,160         $19,237          $35,049          $14,269    $17,522

03/00         $18,901         $20,030          $38,477          $14,457    $18,202

04/00         $18,590         $19,717          $37,319          $14,415    $17,244

05/00         $18,434         $19,553          $36,554          $14,408    $16,824

06/00         $18,813         $19,953          $37,457          $14,707    $17,481

07/00         $18,684         $19,818          $36,872          $14,841    $16,749

08/00         $19,170         $20,344          $39,162          $15,056    $16,895

09/00         $18,866         $19,990          $37,094          $15,151    $16,072

10/00         $18,852         $19,975          $36,939          $15,251    $15,693

11/00         $18,406         $19,507          $34,028          $15,501    $15,104

12/00         $18,642         $19,751          $34,195          $15,790    $15,640

01/01         $18,988         $20,131          $35,409          $16,049    $15,633

02/01         $18,416         $19,529          $32,179          $16,188    $14,460

03/01         $18,027         $19,115          $30,139          $16,269    $13,496

04/01         $18,557         $19,674          $32,481          $16,201    $14,434

05/01         $18,572         $19,706          $32,699          $16,298    $13,924

06/01         $18,403         $19,527          $31,904          $16,360    $13,355

07/01         $18,433         $19,559          $31,591          $16,727    $13,112

08/01         $18,098         $19,205          $29,614          $16,919    $12,780

09/01         $17,575         $18,667          $27,221          $17,117    $11,485

10/01         $17,913         $19,023          $27,741          $17,475    $11,779

11/01         $18,358         $19,492          $29,869          $17,233    $12,214

12/01         $18,448         $19,601          $30,131          $17,123    $12,286

01/02         $18,261         $19,404          $29,691          $17,262    $11,634

02/02         $18,152         $19,306          $29,118          $17,429    $11,715

OUTLOOK FUNDS                                                      ANNUAL REPORT
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
WELLS FARGO - Outlook 2020 Fund Class A Shares

        WELLS FARGO     WELLS FARGO                     LEHMAN BROTHERS
        OUTLOOK 2020    OUTLOOK 2020       S&P 500      AGGREGATE BOND   MSCI EAFE
       FUND - CLASS A  FUND - CLASS I  COMPOSITE INDEX       INDEX         INDEX

03/94          $9,425         $10,000          $10,000          $10,000    $10,000

03/94          $9,248          $9,812           $9,564           $9,753     $9,569

04/94          $9,239          $9,802           $9,687           $9,675     $9,975

05/94          $9,295          $9,862           $9,846           $9,674     $9,918

06/94          $9,184          $9,744           $9,604           $9,653    $10,058

07/94          $9,364          $9,935           $9,920           $9,845    $10,154

08/94          $9,516         $10,097          $10,326           $9,857    $10,395

09/94          $9,334          $9,903          $10,074           $9,712    $10,067

10/94          $9,439         $10,015          $10,300           $9,703    $10,403

11/94          $9,200          $9,761           $9,925           $9,682     $9,902

12/94          $9,293          $9,859          $10,072           $9,748     $9,965

01/95          $9,495         $10,074          $10,333           $9,941     $9,582

02/95          $9,814         $10,412          $10,736          $10,178     $9,554

03/95         $10,002         $10,612          $11,052          $10,240    $10,150

04/95         $10,225         $10,849          $11,377          $10,384    $10,532

05/95         $10,595         $11,241          $11,831          $10,785    $10,407

06/95         $10,774         $11,431          $12,106          $10,864    $10,225

07/95         $11,029         $11,701          $12,507          $10,840    $10,862

08/95         $11,058         $11,733          $12,538          $10,971    $10,448

09/95         $11,318         $12,008          $13,067          $11,078    $10,652

10/95         $11,278         $11,966          $13,020          $11,222    $10,365

11/95         $11,613         $12,321          $13,591          $11,390    $10,653

12/95         $11,814         $12,534          $13,853          $11,550    $11,083

01/96         $12,075         $12,812          $14,324          $11,626    $11,128

02/96         $12,065         $12,801          $14,457          $11,424    $11,166

03/96         $12,106         $12,844          $14,596          $11,344    $11,403

04/96         $12,218         $12,963          $14,811          $11,280    $11,734

05/96         $12,350         $13,103          $15,191          $11,257    $11,518

06/96         $12,406         $13,163          $15,249          $11,408    $11,583

07/96         $12,038         $12,773          $14,575          $11,439    $11,245

08/96         $12,181         $12,924          $14,883          $11,420    $11,269

09/96         $12,665         $13,437          $15,719          $11,618    $11,569

10/96         $12,901         $13,688          $16,153          $11,876    $11,451

11/96         $13,590         $14,419          $17,372          $12,079    $11,907

12/96         $13,375         $14,190          $17,028          $11,967    $11,753

01/97         $13,769         $14,609          $18,091          $12,004    $11,342

02/97         $13,833         $14,677          $18,234          $12,034    $11,528

03/97         $13,473         $14,295          $17,486          $11,901    $11,570

04/97         $13,955         $14,806          $18,528          $12,079    $11,631

05/97         $14,620         $15,511          $19,661          $12,194    $12,388

06/97         $15,115         $16,037          $20,535          $12,339    $13,071

07/97         $15,924         $16,895          $22,168          $12,672    $13,282

08/97         $15,288         $16,220          $20,927          $12,564    $12,290

09/97         $15,920         $16,891          $22,071          $12,749    $12,978

10/97         $15,562         $16,512          $21,334          $12,934    $11,980

11/97         $15,920         $16,891          $22,322          $12,993    $11,858

12/97         $16,169         $17,156          $22,706          $13,125    $11,961

01/98         $16,356         $17,354          $22,958          $13,293    $12,508

02/98         $17,149         $18,195          $24,613          $13,282    $13,311

03/98         $17,757         $18,840          $25,873          $13,327    $13,721

04/98         $17,909         $19,002          $26,137          $13,397    $13,829

05/98         $17,698         $18,778          $25,688          $13,524    $13,762

06/98         $18,127         $19,233          $26,731          $13,639    $13,866

07/98         $17,974         $19,071          $26,447          $13,667    $14,006

08/98         $16,209         $17,197          $22,626          $13,890    $12,271

09/98         $16,893         $17,924          $24,076          $14,215    $11,894

10/98         $17,874         $18,965          $26,031          $14,140    $13,133

11/98         $18,572         $19,705          $27,608          $14,220    $13,806

12/98         $19,340         $20,519          $29,232          $14,263    $14,350

01/99         $19,752         $20,957          $30,454          $14,364    $14,307

02/99         $19,211         $20,383          $31,401          $14,113    $13,966

03/99         $19,717         $20,920          $32,657          $14,191    $14,549

04/99         $20,286         $21,523          $33,920          $14,236    $15,138

05/99         $19,872         $21,084          $33,120          $14,111    $14,358

06/99         $20,544         $21,798          $34,922          $14,066    $14,918

07/99         $20,220         $21,453          $33,831          $14,007    $15,361

08/99         $20,116         $21,343          $33,664          $14,000    $15,418

09/99         $19,895         $21,109          $32,741          $14,162    $15,574

10/99         $20,664         $21,925          $34,814          $14,214    $16,158

11/99         $21,108         $22,394          $35,520          $14,213    $16,719

12/99         $21,993         $23,349          $37,613          $14,145    $18,220

01/00         $21,189         $22,502          $35,724          $14,098    $17,063

02/00         $21,217         $22,532          $35,049          $14,269    $17,522

03/00         $22,454         $23,846          $38,477          $14,457    $18,202

04/00         $21,892         $23,253          $37,319          $14,415    $17,244

05/00         $21,503         $22,858          $36,554          $14,408    $16,824

06/00         $22,115         $23,499          $37,457          $14,707    $17,481

07/00         $21,826         $23,209          $36,872          $14,841    $16,749

08/00         $22,680         $24,124          $39,162          $15,056    $16,895

09/00         $21,992         $23,388          $37,094          $15,151    $16,072

10/00         $21,862         $23,250          $36,939          $15,251    $15,693

11/00         $20,846         $22,180          $34,028          $15,501    $15,104

12/00         $21,106         $22,454          $34,195          $15,790    $15,640

01/01         $21,597         $22,988          $35,409          $16,049    $15,633

02/01         $20,414         $21,726          $32,179          $16,188    $14,460

03/01         $19,609         $20,877          $30,139          $16,269    $13,496

04/01         $20,595         $21,933          $32,481          $16,201    $14,434

05/01         $20,580         $21,917          $32,699          $16,298    $13,924

06/01         $20,230         $21,548          $31,904          $16,360    $13,355

07/01         $20,121         $21,450          $31,591          $16,727    $13,112

08/01         $19,456         $20,732          $29,614          $16,919    $12,780

09/01         $18,387         $19,617          $27,221          $17,117    $11,485

10/01         $18,775         $20,027          $27,741          $17,475    $11,779

11/01         $19,598         $20,912          $29,869          $17,233    $12,214

12/01         $19,731         $21,039          $30,131          $17,123    $12,286

01/02         $19,433         $20,724          $29,691          $17,262    $11,634

02/02         $19,276         $20,575          $29,118          $17,429    $11,715

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
WELLS FARGO - Outlook 2030 Fund Class A Shares

        WELLS FARGO     WELLS FARGO                     LEHMAN BROTHERS
        OUTLOOK 2030    OUTLOOK 2030       S&P 500      AGGREGATE BOND   MSCI EAFE
       FUND - CLASS A  FUND - CLASS I  COMPOSITE INDEX       INDEX         INDEX

03/94          $9,425         $10,000          $10,000          $10,000    $10,000

03/94          $9,144          $9,702           $9,564           $9,753     $9,569

04/94          $9,144          $9,702           $9,687           $9,675     $9,975

05/94          $9,210          $9,772           $9,846           $9,674     $9,918

06/94          $9,044          $9,595           $9,604           $9,653    $10,058

07/94          $9,262          $9,827           $9,920           $9,845    $10,154

08/94          $9,500         $10,079          $10,326           $9,857    $10,395

09/94          $9,284          $9,851          $10,074           $9,712    $10,067

10/94          $9,418          $9,993          $10,300           $9,703    $10,403

11/94          $9,150          $9,708           $9,925           $9,682     $9,902

12/94          $9,265          $9,830          $10,072           $9,748     $9,965

01/95          $9,477         $10,055          $10,333           $9,941     $9,582

02/95          $9,805         $10,403          $10,736          $10,178     $9,554

03/95         $10,020         $10,632          $11,052          $10,240    $10,150

04/95         $10,273         $10,899          $11,377          $10,384    $10,532

05/95         $10,709         $11,362          $11,831          $10,785    $10,407

06/95         $10,915         $11,581          $12,106          $10,864    $10,225

07/95         $11,198         $11,881          $12,507          $10,840    $10,862

08/95         $11,227         $11,912          $12,538          $10,971    $10,448

09/95         $11,541         $12,245          $13,067          $11,078    $10,652

10/95         $11,482         $12,182          $13,020          $11,222    $10,365

11/95         $11,874         $12,598          $13,591          $11,390    $10,653

12/95         $12,114         $12,853          $13,853          $11,550    $11,083

01/96         $12,406         $13,163          $14,324          $11,626    $11,128

02/96         $12,406         $13,163          $14,457          $11,424    $11,166

03/96         $12,461         $13,221          $14,596          $11,344    $11,403

04/96         $12,622         $13,392          $14,811          $11,280    $11,734

05/96         $12,784         $13,564          $15,191          $11,257    $11,518

06/96         $12,829         $13,611          $15,249          $11,408    $11,583

07/96         $12,381         $13,136          $14,575          $11,439    $11,245

08/96         $12,544         $13,309          $14,883          $11,420    $11,269

09/96         $13,114         $13,913          $15,719          $11,618    $11,569

10/96         $13,379         $14,195          $16,153          $11,876    $11,451

11/96         $14,228         $15,096          $17,372          $12,079    $11,907

12/96         $13,971         $14,823          $17,028          $11,967    $11,753

01/97         $14,443         $15,324          $18,091          $12,004    $11,342

02/97         $14,517         $15,402          $18,234          $12,034    $11,528

03/97         $14,082         $14,940          $17,486          $11,901    $11,570

04/97         $14,661         $15,555          $18,528          $12,079    $11,631

05/97         $15,462         $16,405          $19,661          $12,194    $12,388

06/97         $16,077         $17,057          $20,535          $12,339    $13,071

07/97         $17,083         $18,125          $22,168          $12,672    $13,282

08/97         $16,246         $17,237          $20,927          $12,564    $12,290

09/97         $17,053         $18,093          $22,071          $12,749    $12,978

10/97         $16,574         $17,585          $21,334          $12,934    $11,980

11/97         $17,032         $18,070          $22,322          $12,993    $11,858

12/97         $17,344         $18,402          $22,706          $13,125    $11,961

01/98         $17,535         $18,605          $22,958          $13,293    $12,508

02/98         $18,582         $19,715          $24,613          $13,282    $13,311

03/98         $19,374         $20,556          $25,873          $13,327    $13,721

04/98         $19,555         $20,748          $26,137          $13,397    $13,829

05/98         $19,273         $20,449          $25,688          $13,524    $13,762

06/98         $19,832         $21,041          $26,731          $13,639    $13,866

07/98         $19,617         $20,813          $26,447          $13,667    $14,006

08/98         $17,204         $18,254          $22,626          $13,890    $12,271

09/98         $18,002         $19,100          $24,076          $14,215    $11,894

10/98         $19,285         $20,462          $26,031          $14,140    $13,133

11/98         $20,217         $21,450          $27,608          $14,220    $13,806

12/98         $21,229         $22,524          $29,232          $14,263    $14,350

01/99         $21,756         $23,083          $30,454          $14,364    $14,307

02/99         $21,045         $22,329          $31,401          $14,113    $13,966

03/99         $21,689         $23,012          $32,657          $14,191    $14,549

04/99         $22,439         $23,808          $33,920          $14,236    $15,138

05/99         $21,910         $23,247          $33,120          $14,111    $14,358

06/99         $22,794         $24,185          $34,922          $14,066    $14,918

07/99         $22,326         $23,688          $33,831          $14,007    $15,361

08/99         $22,153         $23,505          $33,664          $14,000    $15,418

09/99         $21,821         $23,152          $32,741          $14,162    $15,574

10/99         $22,847         $24,240          $34,814          $14,214    $16,158

11/99         $23,464         $24,867          $35,520          $14,213    $16,719

12/99         $24,723         $26,202          $37,613          $14,145    $18,220

01/00         $23,647         $25,068          $35,724          $14,098    $17,063

02/00         $23,703         $25,142          $35,049          $14,269    $17,522

03/00         $25,358         $26,884          $38,477          $14,457    $18,202

04/00         $24,602         $26,102          $37,319          $14,415    $17,244

05/00         $24,042         $25,511          $36,554          $14,408    $16,824

06/00         $24,857         $26,382          $37,457          $14,707    $17,481

07/00         $24,478         $25,982          $36,872          $14,841    $16,749

08/00         $25,630         $27,210          $39,162          $15,056    $16,895

09/00         $24,534         $26,056          $37,094          $15,151    $16,072

10/00         $24,365         $25,878          $36,939          $15,251    $15,693

11/00         $22,945         $24,382          $34,028          $15,501    $15,104

12/00         $23,241         $24,697          $34,195          $15,790    $15,640

01/01         $23,844         $25,348          $35,409          $16,049    $15,633

02/01         $22,213         $23,613          $32,179          $16,188    $14,460

03/01         $21,090         $22,416          $30,139          $16,269    $13,496

04/01         $22,371         $23,798          $32,481          $16,201    $14,434

05/01         $22,327         $23,752          $32,699          $16,298    $13,924

06/01         $21,869         $23,255          $31,904          $16,360    $13,355

07/01         $21,662         $23,037          $31,591          $16,727    $13,112

08/01         $20,732         $22,055          $29,614          $16,919    $12,780

09/01         $19,190         $20,426          $27,221          $17,117    $11,485

10/01         $19,634         $20,910          $27,741          $17,475    $11,779

11/01         $20,699         $22,035          $29,869          $17,233    $12,214

12/01         $20,877         $22,241          $30,131          $17,123    $12,286

01/02         $20,482         $21,823          $29,691          $17,262    $11,634

02/02         $20,284         $21,614          $29,118          $17,429    $11,715

ANNUAL REPORT                                                      OUTLOOK FUNDS
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
WELLS FARGO - Outlook 2040 Fund Class A Shares

        WELLS FARGO     WELLS FARGO                     LEHMAN BROTHERS
        OUTLOOK 2040    OUTLOOK 2040       S&P 500      AGGREGATE BOND   MSCI EAFE
       FUND - CLASS A  FUND - CLASS I  COMPOSITE INDEX       INDEX         INDEX

03/94          $9,425         $10,000          $10,000          $10,000    $10,000

03/94          $9,084          $9,638           $9,564           $9,753     $9,569

04/94          $9,159          $9,718           $9,687           $9,675     $9,975

05/94          $9,263          $9,828           $9,846           $9,674     $9,918

06/94          $9,056          $9,609           $9,604           $9,653    $10,058

07/94          $9,303          $9,870           $9,920           $9,845    $10,154

08/94          $9,615         $10,202          $10,326           $9,857    $10,395

09/94          $9,391          $9,964          $10,074           $9,712    $10,067

10/94          $9,534         $10,116          $10,300           $9,703    $10,403

11/94          $9,230          $9,793           $9,925           $9,682     $9,902

12/94          $9,356          $9,927          $10,072           $9,748     $9,965

01/95          $9,567         $10,150          $10,333           $9,941     $9,582

02/95          $9,921         $10,526          $10,736          $10,178     $9,554

03/95         $10,175         $10,796          $11,052          $10,240    $10,150

04/95         $10,425         $11,061          $11,377          $10,384    $10,532

05/95         $10,838         $11,500          $11,831          $10,785    $10,407

06/95         $11,084         $11,761          $12,106          $10,864    $10,225

07/95         $11,441         $12,139          $12,507          $10,840    $10,862

08/95         $11,441         $12,139          $12,538          $10,971    $10,448

09/95         $11,795         $12,514          $13,067          $11,078    $10,652

10/95         $11,698         $12,411          $13,020          $11,222    $10,365

11/95         $12,124         $12,863          $13,591          $11,390    $10,653

12/95         $12,370         $13,125          $13,853          $11,550    $11,083

01/96         $12,719         $13,495          $14,324          $11,626    $11,128

02/96         $12,788         $13,568          $14,457          $11,424    $11,166

03/96         $12,870         $13,655          $14,596          $11,344    $11,403

04/96         $13,101         $13,900          $14,811          $11,280    $11,734

05/96         $13,332         $14,145          $15,191          $11,257    $11,518

06/96         $13,377         $14,193          $15,249          $11,408    $11,583

07/96         $12,844         $13,627          $14,575          $11,439    $11,245

08/96         $13,045         $13,841          $14,883          $11,420    $11,269

09/96         $13,704         $14,540          $15,719          $11,618    $11,569

10/96         $13,957         $14,808          $16,153          $11,876    $11,451

11/96         $14,916         $15,826          $17,372          $12,079    $11,907

12/96         $14,647         $15,541          $17,028          $11,967    $11,753

01/97         $15,262         $16,193          $18,091          $12,004    $11,342

02/97         $15,368         $16,305          $18,234          $12,034    $11,528

03/97         $14,858         $15,765          $17,486          $11,901    $11,570

04/97         $15,549         $16,498          $18,528          $12,079    $11,631

05/97         $16,538         $17,546          $19,661          $12,194    $12,388

06/97         $17,261         $18,313          $20,535          $12,339    $13,071

07/97         $18,401         $19,524          $22,168          $12,672    $13,282

08/97         $17,399         $18,460          $20,927          $12,564    $12,290

09/97         $18,333         $19,451          $22,071          $12,749    $12,978

10/97         $17,649         $18,726          $21,334          $12,934    $11,980

11/97         $18,205         $19,315          $22,322          $12,993    $11,858

12/97         $18,527         $19,657          $22,706          $13,125    $11,961

01/98         $18,762         $19,907          $22,958          $13,293    $12,508

02/98         $20,080         $21,305          $24,613          $13,282    $13,311

03/98         $21,091         $22,377          $25,873          $13,327    $13,721

04/98         $21,303         $22,602          $26,137          $13,397    $13,829

05/98         $20,879         $22,152          $25,688          $13,524    $13,762

06/98         $21,592         $22,909          $26,731          $13,639    $13,866

07/98         $21,356         $22,659          $26,447          $13,667    $14,006

08/98         $18,123         $19,229          $22,626          $13,890    $12,271

09/98         $19,081         $20,245          $24,076          $14,215    $11,894

10/98         $20,687         $21,949          $26,031          $14,140    $13,133

11/98         $21,868         $23,201          $27,608          $14,220    $13,806

12/98         $23,191         $24,606          $29,232          $14,263    $14,350

01/99         $23,863         $25,318          $30,454          $14,364    $14,307

02/99         $23,088         $24,496          $31,401          $14,113    $13,966

03/99         $23,939         $25,399          $32,657          $14,191    $14,549

04/99         $24,870         $26,387          $33,920          $14,236    $15,138

05/99         $24,236         $25,715          $33,120          $14,111    $14,358

06/99         $25,439         $26,991          $34,922          $14,066    $14,918

07/99         $24,818         $26,332          $33,831          $14,007    $15,361

08/99         $24,610         $26,112          $33,664          $14,000    $15,418

09/99         $24,144         $25,617          $32,741          $14,162    $15,574

10/99         $25,517         $27,073          $34,814          $14,214    $16,158

11/99         $26,333         $27,922          $35,520          $14,213    $16,719

12/99         $28,066         $29,767          $37,613          $14,145    $18,220

01/00         $26,659         $28,296          $35,724          $14,098    $17,063

02/00         $26,701         $28,341          $35,049          $14,269    $17,522

03/00         $28,768         $30,548          $38,477          $14,457    $18,202

04/00         $27,716         $29,452          $37,319          $14,415    $17,244

05/00         $26,920         $28,611          $36,554          $14,408    $16,824

06/00         $27,986         $29,763          $37,457          $14,707    $17,481

07/00         $27,402         $29,132          $36,872          $14,841    $16,749

08/00         $28,897         $30,741          $39,162          $15,056    $16,895

09/00         $27,359         $29,117          $37,094          $15,151    $16,072

10/00         $27,046         $28,771          $36,939          $15,251    $15,693

11/00         $24,995         $26,605          $34,028          $15,501    $15,104

12/00         $25,256         $26,881          $34,195          $15,790    $15,640

01/01         $26,006         $27,689          $35,409          $16,049    $15,633

02/01         $23,739         $25,281          $32,179          $16,188    $14,460

03/01         $22,223         $23,681          $30,139          $16,269    $13,496

04/01         $23,892         $25,459          $32,481          $16,201    $14,434

05/01         $23,862         $25,426          $32,699          $16,298    $13,924

06/01         $23,249         $24,796          $31,904          $16,360    $13,355

07/01         $22,866         $24,392          $31,591          $16,727    $13,112

08/01         $21,641         $23,083          $29,614          $16,919    $12,780

09/01         $19,711         $21,030          $27,221          $17,117    $11,485

10/01         $20,171         $21,531          $27,741          $17,475    $11,779

11/01         $21,549         $23,002          $29,869          $17,233    $12,214

12/01         $21,765         $23,246          $30,131          $17,123    $12,286

01/02         $21,300         $22,739          $29,691          $17,262    $11,634

02/02         $21,021         $22,444          $29,118          $17,429    $11,715

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Funds' Adviser has committed through June 30, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Funds' returns would have been lower.
Performance shown for Class A, Class B and Class C shares of each ofthe WELLS FARGO OUTLOOK FUNDS (formerly LifePath Funds) for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the corresponding Stagecoach LifePath Funds, their predecessor funds. Performance shown for the Class B shares of the OUTLOOK TODAY FUND (formerly LifePath Opportunity Fund) for periods prior to August 3, 1998 reflects the performance of the Class A shares of the OUTLOOK TODAY FUND adjusted to reflect the Class B shares contingent-deferred sales charge (CDSC) and expenses. Performance shown for the Class B shares of all other OUTLOOK FUNDS for periods prior to March 1, 1997 reflects the performance of the Class A shares of the corresponding OUTLOOK FUNDS adjusted to reflect the Class B share CDSCs and expenses. Performance shown for the Class C shares of the OUTLOOK 2040 FUND (formerly LifePath 2040
Fund) for periods prior to July 1, 1998 reflects the performance of the Class B shares of the OUTLOOK 2040 FUND adjusted to reflect the Class C shares CDSCs and expenses. Performance shown for the Class C shares of all other OUTLOOK FUNDS for periods prior to December 1, 1998 reflects the performance of the Class B shares of the corresponding OUTLOOK FUNDS adjusted to reflect the Class C share CDSCs and expenses. Performance shown for Institutional Class shares of each ofthe WELLS FARGO OUTLOOK FUNDS for periods prior to November 8, 1999, reflects performance of the Class A shares of the corresponding Stagecoach LifePath Funds, their predecessor funds, adjusted to reflect the sales charges and expenses of the Institutional Class shares. Effective at the close of business November 5, 1999, the Stagecoach Funds-Registered Trademark- were reorganized into the WELLS FARGO FUNDS.
(2) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum CDSC for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.
(3) The iMoneyNet All Taxable Money Fund Average includes all taxable retail and institutional money funds. It is made up of funds in the Treasury Retail, Treasury Institutional, Treasury & Repo Retail, Treasury & Repo Institutional, Government & Agency Retail, Government & Agency Institutional, First Tier Retail, First Tier Institutional, Second Tier Retail, and Second Tier Institutional categories.
(4) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(5) "Standard & Poor's", "S&P", "S&P500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any Fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(6) The Morgan Stanley Capital International Europe, Australasia and Far East Stock Index (MSCI EAFE) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.
(7)  Portfolio holdings are subject to change.
(8)  The charts compare the performance of the WELLS FARGO OUTLOOK FUNDS
Class A and Institutional Class shares since inception with the S&P 500 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE and the iMoneyNet All Taxable Money Fund Average. The charts assume a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The indexes presented do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performance would have been lower.

WELLS FARGO OUTLOOK TODAY FUND      PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock
Percent of Net Assets                          38.37%
AGRICULTURAL PRODUCTION-CROPS
Percent of Net Assets                           0.01%

ALICO INCORPORATED                 385   $     11,122
                                         ------------
AMUSEMENT & RECREATION SERVICES
Percent of Net Assets                           0.05%
HARRAH'S ENTERTAINMENT
  INCORPORATED+                    424   $     17,147
HOLLYWOOD MEDIA
  CORPORATION+                     707          3,747
PENN NATIONAL GAMING
  INCORPORATED+                    385         13,725
                                         ------------
                                         $     34,619
APPAREL & ACCESSORY STORES
Percent of Net Assets                           0.15%
CHRISTOPHER & BANKS
  CORPORATION+                     300   $      8,622
GAP INCORPORATED                 1,844         22,073
KOHL'S CORPORATION+                694         46,963
LIMITED INCORPORATED             1,312         23,629
NORDSTROM INCORPORATED             566         14,410
                                         ------------
                                         $    115,697
APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS
Percent of Net Assets                           0.09%

BENETTON GROUP SPA ADR           1,554   $     37,762
CUTTER & BUCK
  INCORPORATED+                  1,028          7,093
LIZ CLAIBORNE INCORPORATED         632         19,156
WESTPOINT STEVENS
  INCORPORATED+                  1,028          1,758
                                         ------------
                                         $     65,769
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
Percent of Net Assets                           0.04%

AUTOZONE INCORPORATED+             281   $     18,647
MARINEMAX INCORPORATED+            642          7,447
UNITED AUTO GROUP
  INCORPORATED+                    321          6,889
                                         ------------
                                         $     32,983
AUTOMOTIVE REPAIR, SERVICES & PARKING
Percent of Net Assets                           0.04%

RYDER SYSTEM INCORPORATED        1,046   $     29,393
                                         ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
BUILDERS
Percent of Net Assets                           0.13%

CENTEX CORPORATION                 231   $     13,500
KB HOME                            674         29,420
PULTE HOMES INCORPORATED         1,021         53,031
                                         ------------
                                         $     95,951
Security Name                 Shares        Value
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
HOME DEALERS
Percent of Net Assets                           0.41%
CENTRAL GARDEN & PET
  COMPANY+                       3,404   $     31,521
HOME DEPOT INCORPORATED          4,034        201,700
LOWE'S COMPANIES
  INCORPORATED                   1,376         62,264
SHERWIN WILLIAMS COMPANY           445         11,757
                                         ------------
                                         $    307,242
BUSINESS SERVICES
Percent of Net Assets                           2.80%

ACTUATE CORPORATION+               450   $      2,255
ADECCO SA ADR                    4,786         71,311
ADOBE SYSTEMS INCORPORATED         545         19,827
AKAMAI TECHNOLOGIES
  INCORPORATED+                    700          2,177
AOL TIME WARNER
  INCORPORATED+                  9,844        244,131
ARBITRON INCORPORATED+             217          6,684
AUTOMATIC DATA PROCESSING
  INCORPORATED                   1,119         58,981
AVANT! CORPORATION+                500          8,725
BEA SYSTEMS INCORPORATED+          900         11,439
BMC SOFTWARE INCORPORATED+         865         13,883
BROADVISION INCORPORATED+          707          1,350
BROCADE COMMUNICATIONS
  SYSTEMS INCORPORATED+            500         10,985
CENDANT CORPORATION+             2,426         42,237
CENTRA SOFTWARE
  INCORPORATED+                    821          4,762
CITRIX SYSTEMS
  INCORPORATED+                    500          7,585
COGNIZANT TECHNOLOGY
  SOLUTIONS CORPORATION+           621         22,021
COMPUTER ASSOCIATES
  INTERNATIONAL
  INCORPORATED                   1,420         23,118
COMPUTER SCIENCES
  CORPORATION+                     513         24,373
COMPUTER TASK GROUP
  INCORPORATED+                    707          2,828
COMPUWARE CORPORATION+           1,339         15,278
CONCORD EFS INCORPORATED+        1,000         30,030
DATASTREAM SYSTEMS
  INCORPORATED+                    707          5,607
DELUXE CORPORATION                 170          8,058
DIGIMARC CORPORATION+              593          9,008
DOCUMENTUM INCORPORATED+         1,050         18,722
DYNAMICS RESEARCH
  CORPORATION+                     835         16,074
EBAY INCORPORATED+                 300         15,615
ELECTRO RENT CORPORATION+        1,014         13,638
ELECTRONIC DATA SYSTEMS
  CORPORATION                      887         52,360
ENTERASYS NETWORKS
  INCORPORATED+                    563          1,999
ENTRUST INCORPORATED+            1,000          4,820
EQUIFAX INCORPORATED               536         16,080

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002      WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
EXE TECHNOLOGIES
  INCORPORATED+                    450   $        756
F5 NETWORKS INCORPORATED+          200          4,370
FALCONSTOR SOFTWARE
  INCORPORATED+                  1,242          8,619
FIRST DATA CORPORATION             713         58,124
GERBER SCIENTIFIC
  INCORPORATED+                    964          8,290
GLOBIX CORPORATION+                450             17
HOTEL RESERVATIONS NETWORK
  INCORPORATED+                    193          9,843
ICT GROUP INCORPORATED+            450          7,196
IMS HEALTH INCORPORATED            615         12,300
INNODATA CORPORATION+              707          1,541
INNOTRAC CORPORATION+              964          3,808
INTERPUBLIC GROUP OF
  COMPANIES INCORPORATED           842         22,902
INTUIT INCORPORATED+               600         22,734
MAPINFO CORPORATION+               857          7,584
MICROSOFT CORPORATION+          10,150        592,151
NCR CORPORATION+                   368         15,382
NETEGRITY INCORPORATED+            193          2,382
NETIQ CORPORATION+                 123          2,669
NOVELL INCORPORATED+               723          2,957
OMNICOM GROUP INCORPORATED         436         40,783
ORACLE CORPORATION+              9,922        164,904
OVERTURE SERVICES
  INCORPORATED+                    321          9,713
PEOPLESOFT INCORPORATED+           600         17,442
QUOVADX INCORPORATED+              385          2,649
RADISYS CORPORATION+               257          4,477
REUTERS GROUP PLC ADR              816         35,953
S1 CORPORATION+                    642          9,675
SAP AG ADR                       1,117         38,168
SECURE COMPUTING
  CORPORATION+                     500          7,615
SIEBEL SYSTEMS
  INCORPORATED+                    978         27,149
SKILSOFT CORPORATION+              328          7,098
STAFF LEASING INCORPORATED         129            387
SUN MICROSYSTEMS
  INCORPORATED+                  5,734         48,795
SYNPLICITY INCORPORATED+           993          8,371
TMP WORLDWIDE
  INCORPORATED+                    300          8,376
TRANSACTION SYSTEMS
  ARCHITECTS INCORPORATED+         600          5,970
UNISYS CORPORATION+              1,068         11,855
VASCO DATA SECURITY
  INTERNATIONAL
  INCORPORATED+                    899          2,068
VASTERA INCORPORATED+              721          9,452
VENTIV HEALTH
  INCORPORATED+                  1,378          2,921
VERITAS SOFTWARE
  CORPORATION+                     876         31,089
VERITY INCORPORATED+               300          3,942
WEBEX COMMUNICATIONS
  INCORPORATED+                    385          4,397
Security Name                 Shares        Value
WEBSENSE INCORPORATED+             300   $      6,723
YAHOO! INCORPORATED+             1,204         17,410
                                         ------------
                                         $  2,096,968
CHEMICALS & ALLIED PRODUCTS
Percent of Net Assets                           4.52%

ABBOTT LABORATORIES              2,658   $    150,309
ADVANCED TISSUE SCIENCES
  INCORPORATED+                    771          2,837
AKZO NOBLE NV ADR                1,836         81,573
ALBERTO CULVER COMPANY
  CLASS B                          830         43,218
AMERICAN HOME PRODUCTS
  CORPORATION                    2,324        147,689
AMGEN INCORPORATED+              1,879        108,944
ASTRAZENECA PLC ADR              1,698         86,564
AVENTIS SA ADR                   1,653        122,569
AVERY DENNISON CORPORATION         245         15,680
AVON PRODUCTS INCORPORATED         389         20,107
BARR LABORATORIES
  INCORPORATED+                    164         11,193
BIOGEN INCORPORATED+               390         20,729
BRISTOL-MYERS SQUIBB
  COMPANY                        3,376        158,671
CELLEGY PHARMACEUTICALS
  INCORPORATED+                  1,349          7,824
CLOROX COMPANY                     421         18,436
COLGATE-PALMOLIVE COMPANY          806         45,120
CORIXA CORPORATION+                600          5,904
CORVAS INTERNATIONAL
  INCORPORATED+                  1,571          9,253
DOW CHEMICAL COMPANY             1,800         56,304
E I DU PONT DE NEMOURS &
  COMPANY                        2,186        102,391
EASTMAN CHEMICAL COMPANY           651         28,644
ECOLAB INCORPORATED                282         13,206
ELI LILLY & COMPANY              1,944        147,218
EMISPHERE TECHNOLOGIES
  INCORPORATED+                    400          6,216
FOREST LABORATORIES
  INCORPORATED+                    400         31,808
GENELABS TECHNOLOGIES
  INCORPORATED+                    450            828
GENENTECH INCORPORATED+            400         18,880
GENZYME MOLECULAR
  ONCOLOGY+                        642          5,226
GEORGIA GULF CORPORATION         1,308         31,405
GILLETTE COMPANY                 1,700         58,123
GLAXOSMITHKLINE PLC ADR          4,384        214,596
GREAT LAKES CHEMICAL
  CORPORATION                      243          5,723
HYSEQ INCORPORATED+              1,185          6,340
IDEC PHARMACEUTICALS
  CORPORATION+                     300         18,846
ILEX ONCOLOGY
  INCORPORATED+                    321          4,793
IMMUNEX CORPORATION+             1,100         31,614
INKINE PHARMACEUTICAL
  COMPANY+                         514            668
INTERNATIONAL FLAVORS &
  FRAGRANCES INCORPORATED          264          9,095

WELLS FARGO OUTLOOK TODAY FUND      PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
KING PHARMACEUTICALS
  INCORPORATED+                    500   $     15,530
KOS PHARMACEUTICALS
  INCORPORATED+                    385          8,774
LA JOLLA PHARMACEUTICAL
  COMPANY+                         835          5,277
MEDIMMUNE INCORPORATED+            500         20,615
MERCK & COMPANY
  INCORPORATED                   4,551        279,112
MGI PHARMA INCORPORATED+           978         15,257
MISSISSIPPI CHEMICAL
  CORPORATION+                   4,175         14,446
NAPRO BIOTHERAPEUTICS
  INCORPORATED+                  1,342         13,420
NOVO NORDISK ADR                 4,515        176,311
ORASURE TECHNOLOGIES
  INCORPORATED+                  1,307          6,796
ORPHAN MEDICAL
  INCORPORATED+                  1,278         16,039
PENWEST PHARMACEUTICALS
  COMPANY+                         850         15,326
PFIZER INCORPORATED             11,521        471,900
PHARMACEUTICALS RESOURCES
  INCORPORATED+                    578          9,826
PHARMACIA CORPORATION            2,324         95,400
PROCTER & GAMBLE COMPANY         2,400        203,496
SCHERING PLOUGH
  CORPORATION                    2,595         89,502
SIGMA ALDRICH                      268         12,218
SULZER MEDICA ADR                1,021          7,800
TEXAS BIOTECHNOLOGY
  CORPORATION+                   1,671          9,859
TWINLAB CORPORATION+               707            891
UNIFI INCORPORATED+              2,292         16,686
VAXGEN INCORPORATED+               785          8,721
VERTEX PHARMACEUTICALS
  INCORPORATED+                    499         10,883
WATSON PHARMACEUTICALS
  INCORPORATED+                    515         15,079
WR GRACE & COMPANY+              1,505          3,386
                                         ------------
                                         $  3,391,094
COMMUNICATIONS
Percent of Net Assets                           2.11%

ALLTEL CORPORATION                 788   $     43,852
AT&T CORPORATION                 7,687        119,455
AT&T WIRELESS SERVICES
  INCORPORATED+                  6,150         62,053
AVAYA INCORPORATED+              1,061          5,676
BEASLEY BROADCAST GROUP+           771         10,894
BELLSOUTH CORPORATION            4,116        159,536
BRITISH SKY BROADCASTING
  PLC ADR+                         435         26,539
BT GROUP PLC ADR+                1,352         49,551
CENTURYTEL INCORPORATED            393         13,048
CERTEGY INCORPORATED+              168          6,241
CHOICE ONE COMMUNICATIONS
  INCORPORATED+                    450            653
Security Name                 Shares        Value
CLEAR CHANNEL
  COMMUNICATIONS
  INCORPORATED+                  1,463   $     68,205
COMCAST CORPORATION
  CLASS A+                       2,228         75,462
DEUTSCHE TELEKOM ADR             2,560         36,070
FRANCE TELECOM SA ADR              462         12,104
GENERAL COMMUNICATIONS
  INCORPORATED+                    771          6,931
GRAY COMMUNICATIONS SYSTEM
  INCORPORATED                   1,014         13,993
ITC DELTACOM INCORPORATED+         835            234
LYNCH INTERACTIVE
  CORPORATION+                     128          5,248
MMO2 PLC ADR+                      992          9,126
NEXTEL COMMUNICATIONS
  INCORPORATED CLASS A+          1,855          9,256
NIPPON TELEGRAPH &
  TELEPHONE CORPORATION
  ADR                            1,229         19,676
PENTASTAR COMMUNICATIONS
  INCORPORATED+                    785          1,884
QWEST COMMUNICATIONS
  INTERNATIONAL
  INCORPORATED                   3,849         33,486
SBC COMMUNICATIONS
  INCORPORATED                   6,222        235,439
SPRINT CORPORATION (FON
  GROUP)                         2,109         29,716
SPRINT CORPORATION (PCS
  GROUP)+                        1,805         16,696
TDC A/S ADR                      2,234         35,074
TELECOM CORPORATION OF NEW
  ZEALAND LIMITED ADR              699         12,079
TELEFONICA SA ADR+               1,231         43,201
TIVO INCORPORATED+                 514          2,699
VERIZON COMMUNICATIONS
  INCORPORATED                   5,918        276,961
VODAFONE GROUP PLC ADR           4,843         92,017
WILLIAMS COMMUNICATIONS
  GROUP INCORPORATED+              238             31
WORLDCOM INCORPORATED-
  WORLDCOM GROUP+                6,607         49,685
                                         ------------
                                         $  1,582,771
DOMESTIC DEPOSITORY INSTITUTIONS
Percent of Net Assets                           3.47%
AMERICAN FINANCIAL
  HOLDINGS INCORPORATED            719   $     19,219
AMSOUTH BANCORPORATION           1,311         27,728
BANK OF AMERICA
  CORPORATION                    3,713        237,445
BANK OF NEW YORK COMPANY
  INCORPORATED                   1,392         52,395
BANK ONE CORPORATION             2,634         94,403
BANKUNITED FINANCIAL
  CORPORATION+                   1,606         24,492
BB&T CORPORATION                 1,248         46,188
CENTRAL COAST BANCORP+             882         18,310

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002      WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
CHARTER ONE FINANCIAL
  INCORPORATED                     700   $     21,322
CITIGROUP INCORPORATED          14,407        651,916
COMERICA INCORPORATED              589         35,252
FIFTH THIRD BANCORP              1,035         65,992
FIRST OF LONG ISLAND
  CORPORATION                    1,000         36,500
FIRSTFED AMERICA BANCORP           578         11,531
FLEETBOSTON FINANCIAL
  CORPORATION                    2,513         83,883
GA FINANCIAL INCORPORATED          963         16,371
GOLDEN WEST FINANCIAL
  CORPORATION                      425         27,094
HAMILTON BANCORP
  INCORPORATED+                  1,927             10
HUNTINGTON BANCSHARES
  INCORPORATED                     811         14,963
ITLA CAPITAL CORPORATION+          578         13,403
J P MORGAN CHASE &
  COMPANY                        5,963        174,417
KEYCORP                          1,000         25,080
MELLON FINANCIAL
  CORPORATION                      968         34,848
NATIONAL CITY CORPORATION        1,400         39,928
NORTHERN TRUST CORPORATION         517         27,980
PNC FINANCIAL SERVICES
  GROUP INCORPORATED               733         40,270
REGIONS FINANCIAL
  CORPORATION                      880         28,600
SOUTHTRUST CORPORATION           1,060         26,786
STATE STREET CORPORATION           763         38,684
SUN BANCORP INCORPORATED+          944         11,942
SUNTRUST BANKS
  INCORPORATED                     681         42,759
SYNOVUS FINANCIAL
  CORPORATION                      848         24,846
TROY FINANCIAL CORPORATION         771         20,987
UNION PLANTERS CORPORATION         611         28,448
US BANCORP                       4,448         92,740
USB HOLDING COMPANY
  INCORPORATED                   1,437         20,908
WACHOVIA CORPORATION             3,120        103,677
WASHINGTON MUTUAL
  INCORPORATED                   2,000         65,060
WELLS FARGO & COMPANY++          4,232        198,480
WINTRUST FINANCIAL
  CORPORATION                      514         16,741
WSFS FINANCIAL CORPORATION       1,863         32,322
YARDVILLE NATIONAL BANCORP         899         11,255
                                         ------------
                                         $  2,605,175
EATING & DRINKING PLACES
Percent of Net Assets                           0.23%
DARDEN RESTAURANTS
  INCORPORATED                     586   $     24,776
MCDONALD'S CORPORATION           2,816         73,498
RUBY TUESDAY INCORPORATED        2,998         60,560
WENDY'S INTERNATIONAL
  INCORPORATED                     548         16,993
                                         ------------
                                         $    175,827
Security Name                 Shares        Value
EDUCATIONAL SERVICES
Percent of Net Assets                           0.00%

PROSOFTTRAINING.COM+               386   $        461
                                         ------------
ELECTRIC, GAS & SANITARY SERVICES
Percent of Net Assets                           1.11%

AES CORPORATION+                 1,678   $      8,658
ALLIED WASTE INDUSTRIES
  INCORPORATED+                  1,156         15,086
AMEREN CORPORATION                 121          4,945
AMERICAN ELECTRIC POWER
  COMPANY INCORPORATED             424         18,592
AMERICAN STATES WATER
  COMPANIES                        457         15,972
CALPINE CORPORATION+               700          5,145
CINERGY CORPORATION                101          3,212
CMS ENERGY CORPORATION             264          5,755
CONSOLIDATED EDISON
  INCORPORATED                     164          6,691
CONSTELLATION ENERGY GROUP
  INCORPORATED                     407         11,754
DOMINION RESOURCES
  INCORPORATED                   1,763        102,748
DTE ENERGY COMPANY                 134          5,550
DUKE ENERGY CORPORATION          1,659         58,563
DYNEGY INCORPORATED              1,000         25,570
EDISON INTERNATIONAL+              752         11,882
EL PASO CORPORATION              1,456         56,900
ENTERGY CORPORATION                261         10,774
EXELON CORPORATION                 721         35,531
FIRSTENERGY CORPORATION            618         22,619
FPL GROUP INCORPORATED             236         12,534
GREEN MOUNTAIN POWER
  CORPORATION                    1,400         24,290
MARKWEST HYDROCARBON
  INCORPORATED+                    835          5,887
MIRANT CORPORATION+                857          7,439
NICOR INCORPORATED               1,120         46,872
NISOURCE INCORPORATED              307          6,444
PACIFIC GAS & ELECTRIC
  COMPANY+                         922         19,556
PEOPLE'S ENERGY
  CORPORATION                    2,218         82,399
PROGRESS ENERGY
  INCORPORATED                     292         13,064
PUBLIC SERVICE ENTERPRISE
  GROUP INCORPORATED               134          5,651
RELIANT ENERGY
  INCORPORATED                     515         10,712
SEMPRA ENERGY                      295          6,584
SOUTH JERSEY INDUSTRIES
  INCORPORATED                     528         16,078
SOUTHERN COMPANY                 2,085         52,959
SOUTHWESTERN ENERGY
  COMPANY+                         950         10,640
TXU CORPORATION                    400         20,348
WASTE MANAGEMENT
  INCORPORATED                   1,400         36,834

WELLS FARGO OUTLOOK TODAY FUND      PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
WILLIAMS COMPANIES
  INCORPORATED                   1,282   $     19,807
XCEL ENERGY INCORPORATED           357          8,443
                                         ------------
                                         $    832,488
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT
Percent of Net Assets                           3.41%

ACTUITY BRANDS
  INCORPORATED                   1,823   $     25,887
ADC TELECOMMUNICATIONS
  INCORPORATED+                  1,226          4,414
ADVANCED MICRO DEVICES
  INCORPORATED+                  1,052         14,202
ALCATEL SA ADR                   2,723         37,278
ALTERA CORPORATION+              1,001         19,089
ANADIGICS INCORPORATED+            300          2,841
ANALOG DEVICES
  INCORPORATED+                    738         27,461
ANDREW CORPORATION+                507          8,523
APPLIED MICRO CIRCUITS
  CORPORATION+                   1,214          9,336
AVANEX CORPORATION+                500          1,628
BMC INDUSTRIES
  INCORPORATED                   1,285          2,506
BOLDER TECHNOLOGIES
  INCORPORATED+                    129              0
BROADCOM CORPORATION+              721         22,099
CANON INCORPORATED ADR             668         23,140
CATAPULT COMMUNICATIONS
  CORPORATION+                     321          6,025
CELERITEK INCORPORATED+            850          7,608
CHANNELL COMMERCIAL
  CORPORATION+                     835          3,340
CHARTERED SEMICONDUCTOR
  MANUFACTURING ADR+               847         19,041
CIENA CORPORATION+               1,400         10,864
COMVERSE TECHNOLOGY
  INCORPORATED+                    493          7,715
CONEXANT SYSTEMS
  INCORPORATED+                    900          9,216
CUBIC CORPORATION                  493         27,051
ELANTEC SEMICONDUCTOR
  INCORPORATED+                    321          9,829
EMCORE CORPORATION+                693          5,281
EMERSON ELECTRIC COMPANY         1,000         57,590
EVANS & SUTHERLAND
  COMPUTER CORPORATION+          1,507         10,444
GENERAL ELECTRIC COMPANY        23,005        885,693
HARMONIC INCORPORATED+             835          8,884
INTEL CORPORATION               11,772        336,444
INTERDIGITAL
  COMMUNICATIONS
  CORPORATION+                     450          3,758
JDS UNIPHASE CORPORATION+        3,442         16,694
KONINKLIJKE (ROYAL)
  PHILIPS ELECTRONICS NV
  ADR                            1,526         39,615
LIGHTPATH TECHNOLOGIES
  INCORPORATED+                    578            907
LINEAR TECHNOLOGY
  CORPORATION                      652         24,013
Security Name                 Shares        Value
LSI LOGIC CORPORATION+           1,009   $     15,125
LUCENT TECHNOLOGIES
  INCORPORATED+                  7,722         43,166
MATSUSHITA ELECTRIC
  INDUSTRIES COMPANY
  LIMITED ADR                    1,522         18,355
MAXIM INTEGRATED PRODUCTS
  INCORPORATED+                    714         32,673
MAYTAG CORPORATION                 435         17,370
MEDIS TECHNOLOGIES
  LIMITED+                       1,121          9,697
MICRON TECHNOLOGY
  INCORPORATED+                  1,464         47,068
MOLEX INCORPORATED                 600         17,760
MOTOROLA INCORPORATED            4,959         64,467
MRV COMMUNICATIONS
  INCORPORATED+                  1,000          2,510
MYKROLIS CORPORATION+              105          1,112
NATIONAL SEMICONDUCTOR
  CORPORATION+                     500         12,575
NATIONAL SERVICE
  INDUSTRIES INCORPORATED          455          3,504
NETWORK APPLIANCE
  INCORPORATED+                  1,050         16,790
NMS COMMUNCIATIONS
  CORPORATION+                     835          2,923
NOKIA CORPORATION ADR+           3,686         76,558
NORTEL NETWORKS
  CORPORATION+                   7,335         37,188
NOVELLUS SYSTEMS
  INCORPORATED+                    400         17,036
NVIDIA CORPORATION+                300         15,303
PCD INCORPORATED+                  514            668
PIONEER CORPORATION ADR          2,369         44,987
PMC-SIERRA INCORPORATED+           500          7,305
QLOGIC CORPORATION+                200          7,450
QUALCOMM INCORPORATED+           1,429         47,514
REMEC INCORPORATED+                835          6,530
SANMINA CORPORATION+             1,000         10,150
SEACHANGE INTERNATIONAL
  INCORPORATED+                    200          4,086
SONY CORPORATION ADR               639         29,522
SORRENTO NETWORKS
  CORPORATION+                     642          1,284
TELEFONAKTIEBOLAGET LM
  ERICSSON ADR                   7,455         31,460
TELLABS INCORPORATED+              991         10,168
TERAYON CORPORATION+               700          4,137
TEXAS INSTRUMENTS
  INCORPORATED                   3,937        115,551
THOMAS & BETTS
  CORPORATION+                     294          5,615
TITAN CORPORATION+                 385          6,930
TOLLGRADE COMMUNICATIONS
  INCORPORATED+                    457          9,803
UCAR INTERNATIONAL
  INCORPORATED+                  1,413         15,218
VITESSE SEMICONDUCTOR
  CORPORATION+                     700          4,914

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002      WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
WHIRLPOOL CORPORATION              311   $     23,356
XILINK INCORPORATED+               855         30,712
                                         ------------
                                         $  2,556,956
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
RELATED SERVICES
Percent of Net Assets                           0.24%

ANTIGENICS INCORPORATED+           921   $     12,010
ATRIX LABS INCORPORATED+           393          8,182
BAKER (MICHAEL)
  CORPORATION+                     963         13,482
CHARLES RIVER ASSOCIATES
  INCORPORATED+                    450          9,068
FIRST CONSULTING GROUP
  INCORPORATED+                    707          6,405
FLUOR CORPORATION                  137          5,194
GENE LOGIC INCORPORATED+           500          8,085
HALLIBURTON COMPANY              1,220         20,081
KENDLE INTERNATIONAL
  INCORPORATED+                    385          5,583
MILLENNIUM PHARMACEUTICALS
  INCORPORATED+                    500          9,390
MOODY'S CORPORATION                441         16,317
MYRIAD GENETICS
  INCORPORATED+                    257          8,417
PAYCHEX INCORPORATED               819         30,262
PER-SE TECHNOLOGIES
  INCORPORATED+                    771          8,751
QUINTILES TRANSNATIONAL
  CORPORATION+                     572          9,501
REGENERON PHARMACEUTICALS+         514         11,673
                                         ------------
                                         $    182,401
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT
Percent of Net Assets                           0.34%

BALL CORPORATION                 1,084   $     45,842
COMPX INTERNATIONAL
  INCORPORATED                   1,078         14,014
CRANE COMPANY                      206          5,033
FORTUNE BRANDS
  INCORPORATED                     180          8,190
GRIFFON CORPORATION+               988         18,624
GULF ISLAND FABRICATION
  INCORPORATED+                  1,342         17,647
ILLINOIS TOOL WORKS
  INCORPORATED                     700         51,492
LOCKHEED MARTIN
  CORPORATION                      900         50,769
MASCO CORPORATION                1,000         28,070
SNAP ON INCORPORATED               153          5,271
WATTS INDUSTRIES
  INCORPORATED                     578          9,161
                                         ------------
                                         $    254,113
FOOD & KINDRED PRODUCTS
Percent of Net Assets                           1.58%

ADOLPH COORS COMPANY               359   $     21,723
ANHEUSER BUSCH COMPANIES
  INCORPORATED                   1,800         91,530
Security Name                 Shares        Value

ARCHER DANIELS MIDLAND
  COMPANY                        1,580   $     21,883
CADBURY SCHWEPPES PLC ADR        3,779        102,978
CAMPBELL SOUP COMPANY              680         18,183
COCA-COLA COMPANY                6,839        324,100
COCA-COLA ENTERPRISES
  INCORPORATED                   1,360         23,705
CONAGRA FOODS INCORPORATED       1,116         26,126
DIAGEO PLC ADR                   2,728        131,735
DREYER'S GRAND ICE CREAM
  INCORPORATED                     193          8,436
GENERAL MILLS INCORPORATED         628         29,032
GUM TECH INTERNATIONAL
  INCORPORATED+                    707          4,935
HEINZ (H J) COMPANY                466         18,999
HERCULES INCORPORATED+             581          7,263
HERSHEY FOODS CORPORATION          231         16,320
KELLOGG COMPANY                    764         26,396
KIRIN BREWERY COMPANY
  LIMITED ADR                    1,203         77,016
LVMH MOET HENNESSY LOUIS
  VUITTON ADR                    3,426         32,067
PEPSICO INCORPORATED             2,909        146,905
SARA LEE CORPORATION             1,100         23,012
TOPPS COMPANY
  INCORPORATED+                    964          9,245
WM WRIGLEY JR COMPANY              459         25,722
                                         ------------
                                         $  1,187,311
FOOD STORES
Percent of Net Assets                           0.35%

7-ELEVEN INCORPORATED+             424   $      3,786
ALBERTSON'S INCORPORATED           783         23,694
COLES MYER LIMITED ADR           1,587         57,449
GREAT ATLANTIC & PACIFIC
  TEA COMPANY+                   2,286         61,951
ITO-YOKADO COMPANY LIMITED
  ADR                              617         24,402
KONINKLIJKE AHOLD NV ADR         2,018         47,040
KROGER COMPANY+                  1,299         28,773
PENN TRAFFIC COMPANY+              386          2,702
WINN DIXIE STORES
  INCORPORATED                     543          9,095
                                         ------------
                                         $    258,892
FOREIGN DEPOSITORY INSTITUTIONS
Percent of Net Assets                           0.75%
ABN AMRO HOLDING NV ADR          4,543   $     79,821
ALLIED IRISH BANKS PLC ADR       3,685         81,659
BANCO BILBAO VIZCAYA
  ARGENTARI SA ADR               2,832         32,964
BANCO COMERCIAL PORTUGUES
  SA ADR+                          952         16,517
BANCO SANTANDER CENTRAL
  HISPANO SA ADR                 8,121         64,887
BARCLAYS PLC ADR                   552         66,626
HSBC HOLDINGS PLC ADR              964         54,042
NATIONAL AUSTRALIA BANK
  LIMITED ADR                      805         74,140

WELLS FARGO OUTLOOK TODAY FUND      PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
SAN PAOLO IMI SPA ADR            1,972   $     39,736
WESTPAC BANKING
  CORPORATION LIMITED ADR        1,134         48,025
                                         ------------
                                         $    558,417
FURNITURE & FIXTURES
Percent of Net Assets                           0.11%
BE AEROSPACE INCORPORATED+         385   $      2,941
JOHNSON CONTROLS
  INCORPORATED                     448         39,764
LEGGETT & PLATT
  INCORPORATED                     832         21,341
NEWELL RUBBERMAID
  INCORPORATED                     589         18,336
                                         ------------
                                         $     82,382
GENERAL MERCHANDISE STORES
Percent of Net Assets                           1.02%

BIG LOTS INCORPORATED              358   $      4,511
DILLARDS INCORPORATED
  CLASS A                          333          6,693
DOLLAR GENERAL CORPORATION         662          9,765
FEDERATED DEPARTMENT
  STORES INCORPORATED+             500         20,955
FRED'S INCORPORATED                481         15,051
GOTTSCHALKS INCORPORATED+          899          2,158
JC PENNEY COMPANY
  INCORPORATED                     700         13,678
MAY DEPARTMENT STORES
  COMPANY                        1,100         40,304
SEARS ROEBUCK & COMPANY            800         42,064
SHOPKO STORES
  INCORPORATED+                    450          6,345
TARGET CORPORATION               1,680         70,392
TJX COMPANIES INCORPORATED         634         24,073
VALUE CITY DEPARTMENT
  STORES INCORPORATED+             514          1,850
WAL-MART STORES
  INCORPORATED                   8,208        508,978
                                         ------------
                                         $    766,817
HEALTH SERVICES
Percent of Net Assets                           0.25%
AMERICAN RETIREMENT
  CORPORATION+                     514   $        617
APRIA HEALTHCARE GROUP
  INCORPORATED+                  1,413         30,507
HCA INCORPORATED                 1,200         48,876
HEALTHSOUTH CORPORATION+         1,179         14,042
IMMUNOMEDICS INCORPORATED+         450          7,475
LASER VISION CENTERS
  INCORPORATED+                    771          1,535
MANOR CARE INCORPORATED+           515          9,656
MATRIA HEALTHCARE
  INCORPORATED+                    461          9,478
SIERRA HEALTH SERVICES
  INCORPORATED+                  1,542         16,808
Security Name                 Shares        Value

TENET HEALTHCARE
  CORPORATION+                     800   $     46,200
                                         ------------
                                         $    185,194
HOLDING & OTHER INVESTMENT OFFICES
Percent of Net Assets                           0.00%
MORGAN GROUP HOLDING
  COMPANY+                         128   $        129
                                         ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES
Percent of Net Assets                           0.16%
BED BATH & BEYOND
  INCORPORATED+                    621   $     20,741
BEST BUY COMPANY
  INCORPORATED+                    412         27,769
BROOKSTONE INCORPORATED+           921         13,447
CIRCUIT CITY STORES -
  CIRCUIT CITY GROUP               621         11,103
COST PLUS INCORPORATED+            493         12,572
MOVIE GALLERY
  INCORPORATED+                  1,012         13,399
RADIOSHACK CORPORATION             549         15,065
ULTIMATE ELECTRONICS
  INCORPORATED+                    257          6,096
                                         ------------
                                         $    120,192
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES
Percent of Net Assets                           0.12%
CHOICE HOTELS
  INTERNATIONAL
  INCORPORATED+                  2,479   $     51,811
HILTON HOTELS CORPORATION          885         11,381
MARRIOTT INTERNATIONAL
  INCORPORATED CLASS A             600         23,682
                                         ------------
                                         $     86,874
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT
Percent of Net Assets                           2.08%
APPLE COMPUTER
  INCORPORATED+                    882   $     19,139
APPLIED MATERIALS
  INCORPORATED+                  1,563         67,944
BAKER HUGHES INCORPORATED          977         34,498
BLACK & DECKER CORPORATION         403         19,546
BRIGGS & STRATTON
  CORPORATION                      284         13,391
CATERPILLAR INCORPORATED           800         44,408
CISCO SYSTEMS
  INCORPORATED+                 12,735        181,728
COMPAQ COMPUTER
  CORPORATION                    3,793         38,461
COMPUTER NETWORK
  TECHNOLOGY CORPORATION+          642          7,807
DEERE & COMPANY                    600         28,758
DELL COMPUTER CORPORATION+       4,566        112,735
DOVER CORPORATION                  619         24,494
EATON CORPORATION                  377         30,439
EMC CORPORATION+                 3,920         42,728
EXTENDED SYSTEMS
  INCORPORATED+                    386          2,349

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002      WELLS FARGO OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
FLOW INTERNATIONAL
  CORPORATION+                     707   $      7,282
GARDNER DENVER
  INCORPORATED+                    885         17,532
GATEWAY INCORPORATED+            1,320          6,072
GENERAL BINDING
  CORPORATION+                     707          9,120
GLOBAL IMAGING SYSTEMS
  INCORPORATED+                    835         13,001
HEWLETT-PACKARD COMPANY          4,245         85,409
HITACHI LIMITED ADR                659         41,194
IBM CORPORATION                  3,036        297,892
JABIL CIRCUIT
  INCORPORATED+                    600         11,190
JUNIPER NETWORKS
  INCORPORATED+                    500          4,660
KADANT INCORPORATED+               920         11,960
LEXMARK INTERNATIONAL
  INCORPORATED+                    280         13,919
LUFKIN INDUSTRIES
  INCORPORATED                     450          9,945
MAKITA CORPORATION ADR             623          3,738
MINNESOTA MINING &
  MANUFACTURING COMPANY            700         82,551
NEC CORPORATION ADR              4,547         32,966
NORDSON CORPORATION              1,431         38,966
NYFIX INCORPORATED+                514          6,081
PALL CORPORATION                   665         12,981
PALM INCORPORATED+                 776          2,344
PITNEY BOWES INCORPORATED          435         18,148
RIVERSTONE NETWORKS
  INCORPORATED+                    988          3,774
SCM MICROSYSTEMS
  INCORPORATED+                  1,157         12,739
SOLECTRON CORPORATION+           2,129         17,607
STANLEY WORKS                      388         19,567
TIMKEN COMPANY                     926         16,622
UNITED TECHNOLOGIES
  CORPORATION                      800         58,360
VIVENDI UNIVERSAL SA ADR           485         18,770
WATSCO INCORPORATED              1,278         19,106
                                         ------------
                                         $  1,561,921
INSURANCE AGENTS, BROKERS & SERVICE
Percent of Net Assets                           0.14%

AON CORPORATION                    622   $     21,540
HUMANA INCORPORATED+             2,355         30,851
MARSH & MCLENNAN COMPANIES
  INCORPORATED                     506         53,408
                                         ------------
                                         $    105,799
INSURANCE CARRIERS
Percent of Net Assets                           1.91%

AEGON NV ADR                     1,861   $     40,198
AFLAC INCORPORATED               1,300         33,410
ALLSTATE CORPORATION             1,800         63,036
AMBAC FINANCIAL GROUP
  INCORPORATED                     300         18,615
AMERICAN INTERNATIONAL
  GROUP INCORPORATED             7,400        547,378
Security Name                 Shares        Value

AXA ADR                          3,051   $     56,260
CHUBB CORPORATION                  425         31,935
CIGNA CORPORATION                  404         36,239
CINCINNATI FINANCIAL
  CORPORATION                      377         15,159
COBALT CORPORATION+              2,220         16,983
HARTFORD FINANCIAL
  SERVICES GROUP                   652         43,684
ING GROUP NV ADR                 1,502         35,703
JOHN HANCOCK FINANCIAL
  SERVICES INCORPORATED            800         30,728
LANDAMERICA FINANCIAL
  GROUP INCORPORATED               321          9,620
LINCOLN NATIONAL
  CORPORATION                      481         24,632
LOEWS CORPORATION                  600         34,998
MBIA INCORPORATED                  419         24,491
METLIFE INCORPORATED             1,600         51,008
MGIC INVESTMENT
  CORPORATION                      289         19,398
PROASSURANCE CORPORATION+          787         12,789
PROGRESSIVE CORPORATION            212         33,030
SAFECO CORPORATION                 364         12,358
ST PAUL COMPANIES
  INCORPORATED                     598         29,242
TOKIO MARINE & FIRE
  INSURANCE COMPANY
  LIMITED ADR                    2,162         77,183
TORCHMARK CORPORATION              384         15,433
UNITEDHEALTH GROUP
  INCORPORATED                     694         50,308
UNUMPROVIDENT CORPORATION          600         16,992
VESTA INSURANCE GROUP
  INCORPORATED                   2,055         10,974
XL CAPITAL LIMITED                 400         38,104
                                         ------------
                                         $  1,429,888
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE
Percent of Net Assets                           0.02%
CHAMPION ENTERPRISES
  INCORPORATED+                  1,635   $     14,437
                                         ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
Percent of Net Assets                           1.06%

ABAXIS INCORPORATED+             1,156   $      7,630
AGILENT TECHNOLOGIES
  INCORPORATED+                  1,269         39,529
AKSYS LIMITED+                     642          4,147
ALLERGAN INCORPORATED              300         19,452
ANALOGIC CORPORATION               128          5,133
ANAREN MICROWAVE
  INCORPORATED+                    685          8,700
APPLERA
  CORPORATION-APPLIED
  BIOSYSTEMS GROUP                 480         10,848
BAUSCH & LOMB INCORPORATED         194          7,368

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
BAXTER INTERNATIONAL
  INCORPORATED                   1,092   $     60,584
BIOMET INCORPORATED                554         16,930
BOSTON SCIENTIFIC
  CORPORATION+                   1,057         23,635
CONMED CORPORATION+                385          7,935
CR BARD INCORPORATED                92          5,005
CYBERONICS INCORPORATED+           850         12,529
CYGNUS INCORPORATED+             1,799          7,502
DANAHER CORPORATION                400         26,892
EASTMAN KODAK COMPANY              700         22,050
ENDOCARDIAL SOLUTIONS
  INCORPORATED+                    835          5,595
ESCO TECHNOLOGIES
  INCORPORATED+                    514         19,625
FLIR SYSTEMS INCORPORATED+         450         24,539
FUJI PHOTO FILM COMPANY
  LIMITED ADR                      838         26,749
GUIDANT CORPORATION+               655         27,183
INTEGRA LIFESCIENCES
  HOLDINGS CORPORATION+            385         10,819
KLA-TENCOR CORPORATION+            400         23,164
MEDTRONIC INCORPORATED           2,088         93,000
MILLIPORE CORPORATION              155          8,091
NANOGEN INCORPORATED+              578          2,393
OAKLEY INCORPORATED+             1,285         20,791
OCULAR SCIENCES
  INCORPORATED+                    685         18,016
ORATEC INTERVENTIONS
  INCORPORATED+                    707          8,788
POLYMEDICA CORPORATION+            493         10,471
RAYTHEON COMPANY                   900         34,821
RICOH COMPANY LIMITED ADR          383         33,986
RITA MEDICAL SYSTEMS
  INCORPORATED+                    835          5,102
SPACELABS MEDICAL
  INCORPORATED+                    578          8,294
ST JUDE MEDICAL
  INCORPORATED+                    213         16,678
STRYKER CORPORATION                400         24,600
TERADYNE INCORPORATED+             648         21,714
THERMO ELECTRON
  CORPORATION+                     628         12,780
UROLOGIX INCORPORATED+             557          7,798
VALENTIS INCORPORATED+           1,028          1,470
VIASYS HEALTHCARE
  INCORPORATED+                     47          1,033
X-RITE INCORPORATED                835          7,599
XEROX CORPORATION+               1,419         13,778
ZIMMER HOLDINGS
  INCORPORATED+                    547         19,561
                                         ------------
                                         $    794,307
METAL MINING
Percent of Net Assets                           0.23%

BARRICK GOLD CORPORATION         2,741   $     49,475
INCO LIMITED+                      571         10,638
Security Name                 Shares        Value

NEWMONT MINING CORPORATION         376   $      9,069
PHELPS DODGE CORPORATION+          280         10,615
PLACER DOME INCORPORATED           720          8,366
RIO TINTO PLC ADR                1,062         84,907
                                         ------------
                                         $    173,070
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
FUELS
Percent of Net Assets                           0.01%

VULCAN MATERIALS COMPANY           222   $     10,729
                                         ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES
Percent of Net Assets                           0.18%

HASBRO INCORPORATED                664   $      9,502
K2 INCORPORATED+                   707          4,525
MATTEL INCORPORATED                708         13,417
TYCO INTERNATIONAL LIMITED       3,725        108,398
                                         ------------
                                         $    135,842
MISCELLANEOUS RETAIL
Percent of Net Assets                           0.36%
1-800-FLOWERS.COM
  INCORPORATED CLASS A+            642   $      8,333
COSTCO WHOLESALE
  CORPORATION+                   1,110         45,799
CVS CORPORATION                    788         21,528
GART SPORTS COMPANY+               498         12,998
GLOBAL SPORTS
  INCORPORATED+                    578          9,219
HANCOCK FABRICS
  INCORPORATED                     771         13,153
J JILL GROUP INCORPORATED+         721         16,691
LONGS DRUG STORES
  INCORPORATED                   1,006         26,357
OFFICE DEPOT INCORPORATED+         835         15,873
PC CONNECTION
  INCORPORATED+                    257          2,223
PRICESMART INCORPORATED+           128          4,672
STAPLES INCORPORATED+            1,121         22,050
WALGREEN COMPANY                 1,703         68,529
WHITEHALL JEWELLERS
  INCORPORATED+                    385          5,371
                                         ------------
                                         $    272,796
MOTION PICTURES
Percent of Net Assets                           0.15%

WALT DISNEY COMPANY              4,894   $    112,562
                                         ------------
NONDEPOSITORY CREDIT INSTITUTIONS
Percent of Net Assets                           0.73%

AMERICAN EXPRESS COMPANY         2,423   $     88,318
CAPITAL ONE FINANCIAL
  CORPORATION                      457         22,516
CHARTER MUNICIPAL MORTGAGE
  ACCEPTANCE COMPANY             1,500         23,595
COUNTRYWIDE CREDIT
  INDUSTRIES INCORPORATED          289         11,863
DVI INCORPORATED+                  385          6,495
FHLMC                            1,442         91,913
FNMA                             1,735        135,764
HOUSEHOLD INTERNATIONAL
  INCORPORATED                   1,039         53,509

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
MBNA CORPORATION                 1,974   $     68,458
PMC CAPITAL INCORPORATED           899          6,958
PROVIDIAN FINANCIAL
  CORPORATION+                     253            984
USA EDUCATION INCORPORATED         251         23,280
WFS FINANCIAL
  INCORPORATED+                    193          3,653
WORLD ACCEPTANCE
  CORPORATION+                     899          6,203
                                         ------------
                                         $    543,509
OIL & GAS EXTRACTION
Percent of Net Assets                           0.84%
ANADARKO PETROLEUM
  CORPORATION                      803   $     41,836
APACHE CORPORATION                 440         23,210
BURLINGTON RESOURCES
  INCORPORATED                     753         28,298
ENI SPA ADR                        501         34,814
KERR-MCGEE CORPORATION             362         20,015
NABORS INDUSTRIES
  INCORPORATED+                    800         28,376
PLAINS RESOURCES
  INCORPORATED+                    385          8,663
PRIZE ENERGY CORPORATION+        1,028         24,148
REPSOL SA ADR                    2,893         35,410
ROWAN COMPANIES
  INCORPORATED+                  1,006         18,762
SCHLUMBERGER LIMITED             1,417         82,484
SYNTROLEUM CORPORATION+            514          3,022
TOTAL FINA ELF ADR               3,382        248,746
TRANSOCEAN SEDCO FOREX
  INCORPORATED                   1,076         30,139
                                         ------------
                                         $    627,923
PAPER & ALLIED PRODUCTS
Percent of Net Assets                           0.35%
BEMIS COMPANY INCORPORATED          27   $      1,538
BOISE CASCADE CORPORATION          138          4,961
CHESAPEAKE CORPORATION             999         27,822
GLATFELTER                       4,937         85,163
INTERNATIONAL PAPER
  COMPANY                          900         39,375
KIMBERLY-CLARK CORPORATION         700         43,820
MEADWESTVACO CORPORATION           297         10,318
PACTIV CORPORATION+              2,253         42,875
TEMPLE-INLAND INCORPORATED         131          7,295
                                         ------------
                                         $    263,167
PERSONAL SERVICES
Percent of Net Assets                           0.03%

H& R BLOCK INCORPORATED            392   $     19,776
                                         ------------
PETROLEUM REFINING & RELATED INDUSTRIES
Percent of Net Assets                           1.77%

AMERADA HESS CORPORATION           314   $     21,751
ASHLAND INCORPORATED               164          7,116
BP PLC ADR                       1,547         76,654
CHEVRONTEXACO CORPORATION        2,266        191,341
CONOCO INCORPORATED              1,478         40,881
Security Name                 Shares        Value

EXXON MOBIL CORPORATION         15,226   $    628,834
MARATHON OIL CORPORATION           892         24,530
PHILLIPS PETROLEUM COMPANY         836         49,416
ROYAL DUTCH PETROLEUM
  COMPANY ADR NY SHARES          4,555        233,990
SUNOCO INCORPORATED                696         26,810
UNOCAL CORPORATION                 695         24,971
                                         ------------
                                         $  1,326,294
PRIMARY METAL INDUSTRIES
Percent of Net Assets                           0.28%

ALCOA INCORPORATED               1,944   $     73,036
ENGELHARD CORPORATION              707         20,340
KUBOTA CORPORATION ADR           1,461         81,224
UNITED STATES STEEL
  CORPORATION                      281          4,979
WORTHINGTON INDUSTRIES
  INCORPORATED                   2,298         33,804
                                         ------------
                                         $    213,383
PRINTING, PUBLISHING & ALLIED INDUSTRIES
Percent of Net Assets                           0.72%
AMERICAN GREETINGS
  CORPORATION+                     721   $      9,928
BOWNE & COMPANY
  INCORPORATED                     771          9,638
CONSOLIDATED GRAPHICS
  INCORPORATED+                    578         10,762
DOW JONES & COMPANY
  INCORPORATED                     205         11,441
ELSEVIER NV ADR                  3,103         79,127
GANNETT COMPANY
  INCORPORATED                     656         49,974
KNIGHT-RIDDER INCORPORATED         244         16,446
MCGRAW-HILL COMPANIES
  INCORPORATED                     458         30,136
MEREDITH CORPORATION             1,337         52,758
NEW YORK TIMES COMPANY
  CLASS A                          433         19,009
NEWS CORPORATION LIMITED
  ADR                              626         16,013
RR DONNELLEY & SONS
  COMPANY                          254          7,267
TRIBUNE COMPANY                    883         37,810
VIACOM INCORPORATED
  CLASS B+                       4,038        187,969
                                         ------------
                                         $    538,278
RAILROAD TRANSPORTATION
Percent of Net Assets                           0.12%
BURLINGTON NORTHERN SANTA
  FE CORPORATION                 1,000   $     29,020
CSX CORPORATION                    700         26,418
UNION PACIFIC CORPORATION          600         36,402
                                         ------------
                                         $     91,840
REAL ESTATE
Percent of Net Assets                           0.06%
STEWART ENTERPRISES
  INCORPORATED+                  7,900   $     43,608
                                         ------------

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
Percent of Net Assets                           0.23%
AEP INDUSTRIES
  INCORPORATED+                    128   $      3,456
COOPER TIRE & RUBBER
  COMPANY                          813         15,545
NIKE INCORPORATED CLASS B          617         36,317
SCHULMAN A INCORPORATED          3,727         68,130
SEALED AIR CORPORATION+            365         16,418
TUPPERWARE CORPORATION             811         16,366
UNIROYAL TECHNOLOGY
  CORPORATION+                     707            269
WEST PHARMACEUTICAL
  SERVICES INCORPORATED            557         16,125
                                         ------------
                                         $    172,626
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES
Percent of Net Assets                           0.53%

CHARLES SCHWAB CORPORATION       2,850   $     37,164
FRANKLIN RESOURCES
  INCORPORATED                     833         34,036
LEHMAN BROTHERS HOLDING
  INCORPORATED                     695         39,268
MERRILL LYNCH & COMPANY
  INCORPORATED                   2,038         97,722
MORGAN STANLEY DEAN
  WITTER & COMPANY               2,548        125,158
SOUNDVIEW TECHNOLOGY GROUP
  INCORPORATED+                  2,120          5,300
STIFEL FINANCIAL
  CORPORATION                    1,220         14,420
STILWELL FINANCIAL
  INCORPORATED                     764         17,427
T ROWE PRICE GROUP
  INCORPORATED                     586         23,329
                                         ------------
                                         $    393,824
SOCIAL SERVICES
Percent of Net Assets                           0.01%
NOBEL LEARNING COMMUNITIES
  INCORPORATED+                    835   $      4,593
                                         ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS
Percent of Net Assets                           0.15%

CORNING INCORPORATED+            2,180   $     14,671
HANSON PLC ADR                   2,832         94,702
                                         ------------
                                         $    109,373
TEXTILE MILL PRODUCTS
Percent of Net Assets                           0.02%

INTERFACE INCORPORATED             964   $      4,772
OXFORD INDUSTRIES
  INCORPORATED                     514         13,004
                                         ------------
                                         $     17,776
Security Name                 Shares        Value

TOBACCO PRODUCTS
Percent of Net Assets                           0.30%
PHILIP MORRIS COMPANIES
  INCORPORATED                   3,991   $    210,166
UST INCORPORATED                   432         15,060
                                         ------------
                                         $    225,226
TRANSPORTATION BY AIR
Percent of Net Assets                           0.26%

DELTA AIRLINES
  INCORPORATED                     500   $     17,250
FEDEX CORPORATION+               1,100         63,646
JAPAN AIRLINES COMPANY
  LIMITED ADR                   12,688         67,246
MIDWAY AIRLINES
  CORPORATION+                     835            150
SOUTHWEST AIRLINES COMPANY       2,056         43,402
US AIRWAYS GROUP
  INCORPORATED+                    169            899
                                         ------------
                                         $    192,593
TRANSPORTATION EQUIPMENT
Percent of Net Assets                           1.07%

BOEING COMPANY                   2,335   $    107,317
BRUNSWICK CORPORATION              809         21,835
DAIMLERCHRYSLER AG               2,728        108,793
DELPHI AUTOMOTIVE SYSTEMS
  CORPORATION                    3,000         47,970
FIAT SPA ADR                     1,470         18,478
FORD MOTOR COMPANY               4,000         59,520
GENERAL DYNAMICS
  CORPORATION                      500         45,440
GENERAL MOTORS CORPORATION       1,247         65,842
GENTEK INCORPORATED+               321            315
GOODRICH CORPORATION               781         23,313
HARLEY-DAVIDSON
  INCORPORATED                     580         29,731
HONDA MOTOR COMPANY
  LIMITED ADR                    1,368         27,237
HONEYWELL INTERNATIONAL
  INCORPORATED                   1,822         69,455
ITT INDUSTRIES
  INCORPORATED                     409         24,131
NORTHROP GRUMMAN
  CORPORATION                      283         30,292
PACCAR INCORPORATED                324         23,305
SEQUA CORPORATION+               1,098         53,978
TOYOTA MOTOR CORPORATION
  ADR                              885         45,533
                                         ------------
                                         $    802,485
TRANSPORTATION SERVICES
Percent of Net Assets                           0.05%

SABRE HOLDINGS
  CORPORATION+                     454   $     19,981
TRAVELOCITY.COM
  INCORPORATED+                    657         16,885
                                         ------------
                                         $     36,866
WATER TRANSPORTATION
Percent of Net Assets                           0.06%

CARNIVAL CORPORATION             1,523   $     41,563
                                         ------------

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)

WHOLESALE TRADE-DURABLE GOODS
Percent of Net Assets                           0.73%
1-800 CONTACTS
  INCORPORATED+                    257   $      2,860
COASTCAST CORPORATION+           1,092          4,641
GRAINGER (W W)
  INCORPORATED                     446         26,434
IMAGISTICS INTERNATIONAL
  INCORPORATED+                     34            534
JOHNSON & JOHNSON                5,265        320,639
KYOCERA CORPORATION ADR            620         36,890
MITSUBISHI CORPORATION ADR       2,955         41,027
MITSUI & COMPANY LIMITED
  ADR                              566         62,260
NISSAN MOTOR COMPANY
  LIMITED ADR                    3,057         39,221
PERFORMANCE TECHNOLOGIES
  INCORPORATED+                    950          8,985
WILLIS LEASE FINANCE
  CORPORATION+                     707          3,040
                                         ------------
                                         $    546,531
WHOLESALE TRADE-NONDURABLE GOODS
Percent of Net Assets                           0.43%

ADVANCED MARKETING
  SERVICES                         321   $      7,319
AG SERVICES OF AMERICA+            257          3,238
AIRGAS INCORPORATED+             3,340         58,784
BROWN-FORMAN CORPORATION           141          9,581
CARDINAL HEALTH
  INCORPORATED                     828         54,723
DAISYTEK INTERNATIONAL
  CORPORATION+                   1,078         15,728
ENESCO GROUP INCORPORATED+         642          3,993
MCKESSON CORPORATION               750         26,438
SAFEWAY INCORPORATED+            1,129         48,524
SUPERVALU INCORPORATED             355          9,212
SYSCO CORPORATION                1,255         37,110
UNILEVER NV ADR                    800         46,624
                                         ------------
                                         $    321,274
TOTAL COMMON STOCK
(Cost $29,866,173)                       $ 28,761,097
Real Estate Investment Trust
Percent of Net Assets                           0.33%

AEGIS REALTY INCORPORATED        3,990   $     43,491
AGREE REALTY CORPORATION         1,500         24,975
ANNALY MORTGAGE MANAGEMENT
  INCORPORATED                   2,463         40,147
BOYKIN LODGING COMPANY           3,313         28,326
ENTERTAINMENT PROPERTIES
  TRUST                          2,449         50,327
EQUITY OFFICE PROPERTIES
  TRUST                            800         22,960
MID ATLANTIC REALTY TRUST        1,863         28,597
Security Name                 Shares        Value

NATIONAL GOLF PROPERTIES
  INCORPORATED                     835   $      4,927
                                         ------------
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $231,045)                          $    243,750

Rate Maturity               Principal

U.S. Treasury Obligations
Percent of Net Assets                          59.73%
US TREASURY BONDS
Percent of Net Assets                          59.73%

 5.50%,   3/31/03           $  600,000   $    620,765
 10.75%,  5/15/03            1,500,000      1,648,359
 5.50%,   5/31/03              300,000        311,449
 5.38%,   6/30/03               50,000         51,902
 5.25%,   8/15/03            1,900,000      1,972,363
 5.75%,   8/15/03              500,000        522,442
 11.13%,  8/15/03            1,100,000      1,233,075
 4.25%,   11/15/03             900,000        921,692
 4.75%,   2/15/04            5,300,000      5,477,428
 5.88%,   2/15/04              600,000        632,695
 5.25%,   5/15/04            1,600,000      1,671,125
 7.25%,   5/15/04            1,700,000      1,846,890
 6.00%,   8/15/04              600,000        638,086
 7.25%,   8/15/04              800,000        874,062
 13.75%,  8/15/04              300,000        373,324
 5.88%,   11/15/04             800,000        849,625
 7.88%,   11/15/04             600,000        667,547
 11.63%,  11/15/04             500,000        603,926
 7.50%,   2/15/05              600,000        665,836
 6.50%,   5/15/05              500,000        542,403
 6.75%,   5/15/05            1,300,000      1,418,980
 12.00%,  5/15/05              100,000        124,906
 6.50%,   8/15/05              400,000        434,906
 10.75%,  8/15/05              300,000        366,633
 5.75%,   11/15/05             900,000        956,777
 5.88%,   11/15/05             600,000        640,711
 5.63%,   2/15/06              600,000        635,813
 9.38%,   2/15/06              200,000        238,805
 6.88%,   5/15/06              900,000        996,223
 7.00%,   7/15/06              350,000        389,457
 6.50%,   10/15/06           1,400,000      1,532,563
 6.25%,   2/15/07            1,100,000      1,195,262
 6.63%,   5/15/07              600,000        662,602
 6.13%,   8/15/07              900,000        973,863
 5.50%,   2/15/08              400,000        420,750
 5.63%,   5/15/08            1,900,000      2,008,063
 4.75%,   11/15/08           3,490,000      3,511,949
 5.50%,   5/15/09              600,000        628,547
 6.00%,   8/15/09            1,000,000      1,076,719
 5.00%,   2/15/11            3,000,000      3,022,617
 5.00%,   8/15/11            1,400,000      1,409,078
                                         ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $43,416,426)                       $ 44,770,218

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--------------------------------------------------------------------------------

Rate Maturity               Principal       Value
Short Term Investments
Percent of Net Assets                           0.90%
RIGHTS
Percent of Net Assets                           0.00%
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT
Percent of Net Assets                           0.00%
MEDIS TECHNOLOGIES
LIMITED -- RIGHTS           $      224   $      1,488
                                         ------------
US TREASURY BILLS
Percent of Net Assets                           0.90%

 1.69%^  5/2/02                673,000   $    670,995
                                         ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $671,045)                          $    672,483

TOTAL INVESTMENTS IN
SECURITIES
(Cost $74,184,689)*             99.33%   $ 74,447,548
OTHER ASSETS AND
LIABILITIES, NET                  0.67        502,895
                            ----------   ------------
TOTAL NET ASSETS               100.00%   $ 74,950,443
                            ----------   ------------

+                       Non-income earning securities.
^                       Yield to maturity.
++                      Security of an affiliate of the fund with a
                        cost of $169,618.

*                       Cost for federal income tax purposes is
                        $74,181,557 and net unrealized appreciation
                        consists of:
                        Gross Unrealized Appreciation      $ 5,245,135
                        Gross Unrealized Depreciation     (4,979,144)
                                                           -----------
                        Net Unrealized Appreciation        $   265,991

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stocks
Percent of Net Assets                           57.66%
AMUSEMENT & RECREATION SERVICES
Percent of Net Assets                            0.05%
ALLIANCE GAMING
  CORPORATION+                    1,192   $     38,549
CHURCHILL DOWNS
  INCORPORATED                    1,049         44,520
                                          ------------
                                          $     83,069
APPAREL & ACCESSORY STORES
Percent of Net Assets                            0.28%

CATO CORPORATION                  1,710   $     34,234
CHARMING SHOPPES
  INCORPORATED+                   3,284         24,761
DEB SHOPS INCORPORATED            1,495         35,895
FOOTSTAR INCORPORATED+              761         21,156
GAP INCORPORATED                  6,904         82,640
KOHL'S CORPORATION+               2,477        167,618
LIMITED INCORPORATED              4,213         75,876
NORDSTROM INCORPORATED            1,747         44,479
                                          ------------
                                          $    486,659
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
SIMILAR MATERIALS
Percent of Net Assets                            0.24%

BENETTON GROUP SPA ADR            7,136   $    173,405
GARAN INCORPORATED                1,395         61,241
HAGGAR CORPORATION                2,313         29,606
LIZ CLAIBORNE
  INCORPORATED                    3,302        100,083
V F CORPORATION                   1,369         57,566
                                          ------------
                                          $    421,901
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
Percent of Net Assets                            0.04%

AUTOZONE INCORPORATED+            1,061   $     70,408
                                          ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
HOME DEALERS
Percent of Net Assets                            0.60%

HOME DEPOT INCORPORATED          15,266   $    763,300
LOWE'S COMPANIES
  INCORPORATED                    5,296        239,643
SHERWIN WILLIAMS COMPANY          1,700         44,914
                                          ------------
                                          $  1,047,857
BUSINESS SERVICES
Percent of Net Assets                            4.19%
ACACIA RESEARCH
  CORPORATION+                    1,647   $     16,305
ADECCO SA ADR                    20,209        301,114
ADOBE SYSTEMS
  INCORPORATED                    2,182         79,381
AETHER SYSTEMS
  INCORPORATED+                   1,564          6,569
AKAMAI TECHNOLOGIES
  INCORPORATED+                   1,388          4,317
AMERISSOFT CORPORATION+           1,383            940
ANSOLFT CORPORATION+              1,952         27,718
Security Name                 Shares         Value

AOL TIME WARNER
  INCORPORATED+                  32,192   $    798,362
ARBITRON INCORPORATED+              634         19,527
ARIBA INCORPORATED+                 807          3,575
ART TECHNOLOGY GROUP
  INCORPORATED+                     634          1,560
AUTOMATIC DATA PROCESSING
  INCORPORATED                    4,396        231,713
BEA SYSTEMS INCORPORATED+         3,303         41,981
BMC SOFTWARE
  INCORPORATED+                   2,907         46,657
BOTTOMLINE TECHNOLOGIES
  INCORPORATED+                   6,511         55,213
BROADVISION INCORPORATED+         2,247          4,292
CCC INFORMATION SERVICES
  GROUP+                          1,715         15,452
CENDANT CORPORATION+              7,938        138,201
CITRIX SYSTEMS
  INCORPORATED+                   2,401         36,423
COMPUTER ASSOCIATES
  INTERNATIONAL
  INCORPORATED                    4,878         79,414
COMPUTER SCIENCES
  CORPORATION+                    1,586         75,351
COMPUWARE CORPORATION+            4,750         54,198
CONCORD EFS INCORPORATED+         4,338        130,270
CONVERGYS CORPORATION+            1,868         56,955
COVANSYS CORPORATION+             2,164         17,680
DATALINK CORPORATION+             1,276          6,302
DATASTREAM SYSTEMS
  INCORPORATED+                   1,879         14,900
DIGITAL INSIGHT
  CORPORATION+                    1,003         23,601
EBAY INCORPORATED+                1,403         73,026
ECHELON CORPORATION+                576          9,158
ELECTRO RENT CORPORATION+         1,901         25,568
ELECTRONIC DATA SYSTEMS
  CORPORATION                     3,275        193,323
ENTERASYS NETWORKS
  INCORPORATED+                   1,268          4,501
EQUIFAX INCORPORATED              1,925         57,750
FIRST DATA CORPORATION            2,745        223,772
FISERV INCORPORATED+              1,878         80,266
I2 TECHNOLOGIES
  INCORPORATED+                   2,282         12,437
IMS HEALTH INCORPORATED           2,958         59,160
INKTOMI CORPORATION+              2,134          9,326
INSURANCE AUTO AUCTIONS
  INCORPORATED+                   1,210         18,392
INTERACTIVE DATA
  CORPORATION+                    1,901         30,891
INTERPOOL INCORPORATED            1,498         26,365
INTERPUBLIC GROUP OF
  COMPANIES INCORPORATED          3,112         84,646
INTERWOVEN INCORPORATED+          2,107         13,211
INTRADO INCORPORATED+             3,976         56,658
INTUIT INCORPORATED+              1,779         67,406
KEYNOTE SYSTEMS
  INCORPORATED+                   2,210         19,315

WELLS FARGO OUTLOOK 2010 FUND       PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stocks (Continued)
KFORCE INCORPORATED+              1,818   $      7,908
MERCURY INTERACTIVE
  CORPORATION+                    1,146         38,826
MICROMUSE INCORPORATED+           1,661         15,049
MICROSOFT CORPORATION+           35,348      2,062,202
NATIONSRENT INCORPORATED+         3,687            258
NCR CORPORATION+                  1,491         62,324
NOVELL INCORPORATED+              2,677         10,949
NUANCE COMMUNICATIONS
  INCORPORATED+                   1,473          8,543
OMNICOM GROUP
  INCORPORATED                    1,513        141,526
ORACLE CORPORATION+              36,632        608,824
PEOPLESOFT INCORPORATED+          2,595         75,437
QUALITY SYSTEMS
  INCORPORATED+                   1,595         26,796
RATIONAL SOFTWARE
  CORPORATION+                    2,128         39,496
RED HAT INCORPORATED+             2,477         14,590
REUTERS GROUP PLC ADR             2,352        103,629
SAP AG ADR                        3,513        120,038
SAPIENT CORPORATION+              1,807          7,933
SIEBEL SYSTEMS
  INCORPORATED+                   3,688        102,379
SIGNALSOFT CORPORATION+             173            310
SILVER STREAM SOFTWARE
  INCORPORATED+                   2,119         10,171
SS&C TECHNOLOGIES
  INCORPORATED+                   2,756         23,013
STELLENT INCORPORATED+              646          9,684
SUN MICROSYSTEMS
  INCORPORATED+                  21,136        179,866
UNISYS CORPORATION+               3,581         39,749
VASCO DATA SECURITY
  INTERNATIONAL
  INCORPORATED+                   1,383          3,181
VERISIGN INCORPORATED+            1,219         28,927
VERITAS SOFTWARE
  CORPORATION+                    3,102        110,090
YAHOO! INCORPORATED+              4,645         67,167
                                          ------------
                                          $  7,272,007
CHEMICALS & ALLIED PRODUCTS
Percent of Net Assets                            7.24%

ABBOTT LABORATORIES              10,061   $    568,950
ABGENIX INCORPORATED+             1,234         22,274
AIR PRODUCTS & CHEMICALS
  INCORPORATED                    1,893         91,811
AKZO NOBLE NV ADR                 3,790        168,390
AMERICAN HOME PRODUCTS
  CORPORATION                     8,388        533,057
AMGEN INCORPORATED+               6,926        401,569
APHTON CORPORATION+                 873          9,987
ARQULE INCORPORATED+              2,219         27,516
ASTRAZENECA PLC ADR               7,705        392,801
AVENTIS SA ADR                    7,369        546,411
AVERY DENNISON
  CORPORATION                     1,108         70,912
Security Name                 Shares         Value

AVON PRODUCTS
  INCORPORATED                    1,779   $     91,957
BIOGEN INCORPORATED+              1,432         76,111
BRISTOL-MYERS SQUIBB
  COMPANY                        12,949        608,603
CELL THERAPEUTICS
  INCORPORATED+                     634         14,005
CHIRON CORPORATION+               1,691         73,423
CLOROX COMPANY                    1,847         80,880
COLGATE-PALMOLIVE COMPANY         3,360        188,093
COLUMBIA LABORATIES
  INCORPORATED+                   2,844         10,807
DENDREON CORPORATION+             1,556          5,057
DOW CHEMICAL COMPANY              6,040        188,931
E I DU PONT DE NEMOURS &
  COMPANY                         7,297        341,791
EASTMAN CHEMICAL COMPANY            802         35,288
ECOLAB INCORPORATED               1,350         63,221
ELI LILLY & COMPANY               7,225        547,149
FOREST LABORATORIES
  INCORPORATED+                   1,534        121,984
GENENTECH INCORPORATED+           1,688         79,674
GENRON CORPORATION+               1,922         14,396
GILLETTE COMPANY                  6,570        224,628
GLAXOSMITHKLINE PLC ADR          19,773        967,888
HEMISPHERX BIOPHARMA
  INCORPORATED+                     576          2,022
HERBALIFE INTERNATIONAL
  INCORPORATED                    4,513         62,505
IMMUNEX CORPORATION+              4,234        121,685
INTERNATIONAL FLAVORS &
  FRAGRANCES INCORPORATED         1,557         53,639
KING PHARMACEUTICALS
  INCORPORATED+                   2,266         70,382
KV PHARMACEUTICAL
  COMPANY+                        1,049         26,487
MEDAREX INCORPORATED+             1,434         21,696
MEDIMMUNE INCORPORATED+           2,301         94,870
MERCK & COMPANY
  INCORPORATED                   16,651      1,021,206
MGI PHARMA INCORPORATED+          1,822         28,423
NORTHFIELD LABORATORIES+          1,430         10,782
NOVO NORDISK ADR                 20,286        792,168
PENWEST PHARMACEUTICALS
  COMPANY+                        1,971         35,537
PFIZER INCORPORATED              42,756      1,751,286
PHARMACIA CORPORATION             8,512        349,418
PRAXAIR INCORPORATED              1,419         82,160
PROCTER & GAMBLE COMPANY          9,639        817,291
ROHM & HAAS COMPANY               1,954         75,053
SCHERING PLOUGH
  CORPORATION                     9,764        336,760
SEPRACOR INCORPORATED+              806         34,674
SIGMA ALDRICH                     2,341        106,726
SULZER MEDICA ADR                 4,675         35,717
VICAL INCORPORATED+               1,995         16,698

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stocks (Continued)
WATSON PHARMACEUTICALS
  INCORPORATED+                   1,410   $     41,285
                                          ------------
                                          $ 12,556,034
COAL MINING
Percent of Net Assets                            0.03%

PENN VIRGINIA CORPORATION         1,422   $     51,348
                                          ------------
COMMUNICATIONS
Percent of Net Assets                            3.40%

ALLTEL CORPORATION                2,216   $    123,320
AT&T CORPORATION                 24,471        380,279
AT&T WIRELESS SERVICES
  INCORPORATED+                  18,959        191,296
AVAYA INCORPORATED+               2,542         13,600
BELLSOUTH CORPORATION            12,761        494,616
BRITISH SKY BROADCASTING
  PLC ADR+                        2,572        156,918
BT GROUP PLC ADR+                 4,431        162,396
CABLEVISION SYSTEMS
  CORPORATION+                      949         34,069
CABLEVISION SYSTEMS
  CORPORATION-RAINBOW
  MEDIA GROUP+                      225          5,693
CENTURYTEL INCORPORATED           1,285         42,662
CERTEGY INCORPORATED+             1,262         46,883
CLEAR CHANNEL
  COMMUNICATIONS
  INCORPORATED+                   4,666        217,529
COMCAST CORPORATION
  CLASS A+                        7,120        241,154
CONESTOGA ENTERPRISES
  INCORPORATED                      961         30,099
DEUTSCHE TELEKOM ADR             11,683        164,613
EXTREME NETWORKS
  INCORPORATED+                   1,619         10,184
FRANCE TELECOM SA ADR             1,944         50,933
GRAY COMMUNICATIONS
  SYSTEM INCORPORATED             2,883         39,785
HUNGARIAN TELEPHONE &
  CABLE CORPORATION+                 58            290
LCC INTERNATIONAL
  INCORPORATED+                   2,258         11,538
LODGENET ENTERTAINMENT
  COMPANY+                          749         11,235
LYNCH INTERACTIVE
  CORPORATION+                      373         15,293
METRO ONE
  TELECOMMUNICATIONS
  INCORPORATED+                     472         10,549
MMO2 PLC ADR+                     4,431         40,765
NEXTEL COMMUNICATIONS
  INCORPORATED CLASS A+           5,420         27,046
NIPPON TELEGRAPH &
  TELEPHONE CORPORATION
  ADR                             8,187        131,074
NTL INCORPORATED+                   461             83
Security Name                 Shares         Value

QWEST COMMUNICATIONS
  INTERNATIONAL
  INCORPORATED                   11,772   $    102,416
SBC COMMUNICATIONS
  INCORPORATED                   24,110        912,322
SPANISH BROADCASTING
  SYSTEM INCORPORATED+            1,901         23,648
SPRINT CORPORATION (FON
  GROUP)                          6,133         86,414
SPRINT CORPORATION (PCS
  GROUP)+                         6,711         62,077
TDC A/S ADR                      10,193        160,030
TELECOM CORPORATION OF
  NEW ZEALAND LIMITED ADR         3,160         54,605
TELEFONICA SA ADR+                5,510        193,347
UNIVISION COMMUNICATIONS
  INCORPORATED CLASS A+           2,091         86,233
US LEC CORPORATION+               3,457         16,144
VERIZON COMMUNICATIONS
  INCORPORATED                   19,887        930,712
VODAFONE GROUP PLC ADR           21,692        412,148
WESTERN WIRELESS
  CORPORATION+                    2,800         22,764
WILLIAMS COMMUNICATIONS
  GROUP INCORPORATED+             2,022            263
WORLDCOM INCORPORATED-
  WORLDCOM GROUP+                20,719        155,807
XM SATELLITE RADIO
  HOLDINGS INCORPORATED+          1,728         20,598
                                          ------------
                                          $  5,893,430
DOMESTIC DEPOSITORY INSTITUTIONS
Percent of Net Assets                            4.94%

AMSOUTH BANCORPORATION            3,900   $     82,485
AREA BANCSHARES
  CORPORATION                     1,584         32,139
BANCORPSOUTH INCORPORATED         2,807         51,930
BANK OF AMERICA
  CORPORATION                    12,914        825,850
BANK OF NEW YORK COMPANY
  INCORPORATED                    4,607        173,407
BANK ONE CORPORATION              8,443        302,597
BANKUNITED FINANCIAL
  CORPORATION+                    2,535         38,659
BANNER CORPORATION                2,440         47,580
BB&T CORPORATION                  3,642        134,790
CENTENNIAL BANCORP                4,018         31,421
CFS BANCORP INCORPORATED          3,935         52,965
CHARTER ONE FINANCIAL
  INCORPORATED                    2,307         70,271
CITIGROUP INCORPORATED           45,997      2,081,364
COMERICA INCORPORATED             1,636         97,915
COMMUNITY TRUST BANCORP           1,913         45,242
DIME COMMUNITY BANCSHARES         1,815         53,180
FIFTH THIRD BANCORP               3,798        242,160
FIRST REPUBLIC BANK+              1,237         33,461
FIRST SENTINEL BANCORP
  INCORPORATED                    2,593         33,087

WELLS FARGO OUTLOOK 2010 FUND       PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stocks (Continued)
FIRSTFED FINANCIAL
  CORPORATION+                    1,556   $     41,078
FLAGSTAR BANCORP
  INCORPORATED                    2,247         53,029
FLEETBOSTON FINANCIAL
  CORPORATION                     8,581        286,434
GOLD BANC CORPORATION
  INCORPORATED                    5,150         37,441
GOLDEN WEST FINANCIAL
  CORPORATION                     1,177         75,034
HAMILTON BANCORP
  INCORPORATED+                   2,362             12
HUNTINGTON BANCSHARES
  INCORPORATED                    2,319         42,786
J P MORGAN CHASE &
  COMPANY                        19,820        579,735
MELLON FINANCIAL
  CORPORATION                     3,181        114,516
NATIONAL CITY CORPORATION         4,561        130,080
NBT BANCORP INCORPORATED          2,113         29,688
NORTHERN TRUST
  CORPORATION                     1,721         93,141
NORTHWEST BANCORP                 2,708         31,954
OCEANFIRST FINANCIAL              2,098         56,814
PNC FINANCIAL SERVICES
  GROUP INCORPORATED              2,146        117,901
REGIONS FINANCIAL
  CORPORATION                     2,665         86,613
REPUBLIC BANCORP
  INCORPORATED CLASS A            2,737         33,939
REPUBLIC BANCORP
  INCORPORATED/KENTUCKY
  CLASS A                         1,786         21,932
REPUBLIC BANCSHARES
  INCORPORATED+                   2,128         30,430
ROYAL BANCSHARES OF
  PENNSYLVANIA                    2,436         49,329
SEACOAST FINANCIAL
  SERVICES CORPORATION            2,996         56,804
SOUTHTRUST CORPORATION            3,279         82,860
STATE STREET CORPORATION          2,321        117,675
STERLING FINANCIAL
  CORPORATION                     1,468         34,586
SUNTRUST BANKS
  INCORPORATED                    2,276        142,910
SYNOVUS FINANCIAL
  CORPORATION                     2,733         80,077
UNION PLANTERS
  CORPORATION                     1,834         85,391
UNITED COMMUNITY
  FINANCIAL CORPORATION           3,950         29,230
US BANCORP                       14,315        298,468
USB HOLDING COMPANY
  INCORPORATED                    2,734         39,780
WACHOVIA CORPORATION             10,003        332,400
WASHINGTON MUTUAL
  INCORPORATED                    6,201        201,719
WELLS FARGO & COMPANY{::}        14,516        680,800
Security Name                 Shares         Value

WEST COAST BANCORP OREGON         3,514   $     49,196
                                          ------------
                                          $  8,574,285
EATING & DRINKING PLACES
Percent of Net Assets                            0.33%
DARDEN RESTAURANTS
  INCORPORATED                    3,736   $    157,958
MCDONALD'S CORPORATION            8,931        233,099
TRICON GLOBAL RESTAURANTS
  INCORPORATED+                   1,108         65,516
WENDY'S INTERNATIONAL
  INCORPORATED                    3,869        119,978
                                          ------------
                                          $    576,551
EDUCATIONAL SERVICES
Percent of Net Assets                            0.00%

PROSOFTTRAINING.COM+                576   $        687
                                          ------------
ELECTRIC, GAS & SANITARY SERVICES
Percent of Net Assets                            1.34%

AES CORPORATION+                  4,406   $     22,735
ALLIED WASTE INDUSTRIES
  INCORPORATED+                   2,017         26,322
AMEREN CORPORATION                1,625         66,414
CALPINE CORPORATION+              3,552         26,107
CINERGY CORPORATION               2,421         76,988
CMS ENERGY CORPORATION            4,091         89,184
CONSTELLATION ENERGY
  GROUP INCORPORATED              1,963         56,691
DTE ENERGY COMPANY                1,605         66,479
DUKE ENERGY CORPORATION           5,850        206,505
DYNEGY INCORPORATED               3,237         82,770
EL PASO CORPORATION               3,785        147,918
ENERGYSOUTH INCORPORATED          1,813         48,226
ENTERGY CORPORATION               2,116         87,348
EXELON CORPORATION                2,719        133,992
FIRSTENERGY CORPORATION           2,899        106,103
MIDDLESEX WATER COMPANY           2,542         57,831
MIRANT CORPORATION+               3,573         31,014
NISOURCE INCORPORATED             2,510         52,685
PINNACLE WEST CAPITAL
  CORPORATION                     3,561        144,434
PPL CORPORATION                   1,771         57,752
PROGRESS ENERGY
  INCORPORATED                    2,134         95,475
RELIANT ENERGY
  INCORPORATED                    2,970         61,776
SEMPRA ENERGY                     3,284         73,299
SOUTHERN COMPANY                  5,368        136,347
SOUTHWEST WATER COMPANY           2,840         39,618
SOUTHWESTERN ENERGY
  COMPANY+                        2,689         30,117
WASTE MANAGEMENT
  INCORPORATED                    4,432        116,606
WILLIAMS COMPANIES
  INCORPORATED                    3,759         58,077
XCEL ENERGY INCORPORATED          5,660        133,859
                                          ------------
                                          $  2,332,672

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stocks (Continued)

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT
Percent of Net Assets                            5.12%
ADC TELECOMMUNICATIONS
  INCORPORATED+                   4,231   $     15,232
ADVANCED MICRO DEVICES
  INCORPORATED+                   2,958         39,933
ALCATEL SA ADR                   12,296        168,332
ALPHA INDUSTRIES
  INCORPORATED+                     634          9,770
ALTERA CORPORATION+               2,929         55,856
AMERICAN POWER CONVERSION
  CORPORATION+                    2,142         28,039
ANALOG DEVICES
  INCORPORATED+                   2,546         94,737
APPLIED MICRO CIRCUITS
  CORPORATION+                    2,813         21,632
ASTROPOWER INCORPORATED+            803         27,993
ATMEL CORPORATION+                3,871         27,987
AWARE INCORPORATED+               1,937         12,436
BROADCOM CORPORATION+             2,095         64,212
C-COR ELECTRONICS
  INCORPORATED+                   1,613         22,985
CANON INCORPORATED ADR            4,448        154,079
CELERITEK INCORPORATED+           1,549         13,864
CERADYNE INCORPORATED+            2,203         22,140
CHARTERED SEMICONDUCTOR
  MANUFACTURING ADR+              3,881         87,245
CIENA CORPORATION+                2,724         21,138
COBRA ELECTRONICS
  CORPORATION+                    2,298         16,543
COMVERSE TECHNOLOGY
  INCORPORATED+                   1,841         28,812
CONEXANT SYSTEMS
  INCORPORATED+                   2,296         23,511
DIODES INCORPORATED+              1,246          9,046
ECHOSTAR COMMUNICATIONS
  CORPORATION+                    3,103         81,050
EMCORE CORPORATION+                 415          3,162
EMERSON ELECTRIC COMPANY          2,983        171,791
EMS TECHNOLOGIES
  INCORPORATED+                   1,607         32,060
EVERCEL INCORPORATED+             1,210          1,911
GENERAL ELECTRIC COMPANY         79,419      3,057,612
GLOBESPAN VIRATA
  INCORPORATED+                   1,360         15,246
HI/FN INCORPORATED+               2,007         20,893
HUTCHINSON TECHNOLOGY
  INCORPORATED+                   1,664         35,360
INRANGE TECHNOLOGIES
  CORPORATION+                    1,210         11,120
INTEL CORPORATION                43,125      1,232,513
INTER-TEL INCORPORATED            1,210         19,965
INTERDIGITAL
  COMMUNICATIONS
  CORPORATION+                      864          7,214
INTERVOICE-BRITE
  INCORPORATED+                   1,783          8,986
Security Name                 Shares         Value

JDS UNIPHASE CORPORATION+         9,973   $     48,369
JNI CORPORATION+                  1,995         14,085
KONINKLIJKE (ROYAL)
  PHILIPS ELECTRONICS NV
  ADR                             6,929        179,877
LIGHTPATH TECHNOLOGIES
  INCORPORATED+                     634            995
LINEAR TECHNOLOGY
  CORPORATION                     2,365         87,103
LSI LOGIC CORPORATION+            2,989         44,805
LUCENT TECHNOLOGIES
  INCORPORATED+                  24,156        135,032
MACKIE DESIGNS
  INCORPORATED+                   1,383          5,739
MATSUSHITA ELECTRIC
  INDUSTRIES COMPANY
  LIMITED ADR                    10,331        124,592
MAXIM INTEGRATED PRODUCTS
  INCORPORATED+                   2,348        107,444
MAXWELL TECHNOLOGIES
  INCORPORATED+                   1,234         10,859
MAYTAG CORPORATION                1,693         67,601
MCDATA CORPORATION+               1,473         23,214
MICRON TECHNOLOGY
  INCORPORATED+                   4,541        145,993
MOLEX INCORPORATED                1,748         51,741
MOTOROLA INCORPORATED            15,583        202,579
MRV COMMUNICATIONS
  INCORPORATED+                     691          1,734
MYKROLIS CORPORATION+               710          7,526
NATIONAL SEMICONDUCTOR
  CORPORATION+                    1,607         40,416
NETWORK APPLIANCE
  INCORPORATED+                   2,622         41,926
NOKIA CORPORATION ADR+           13,791        286,439
NORTEL NETWORKS
  CORPORATION+                   22,405        113,593
NOVELLUS SYSTEMS
  INCORPORATED+                   1,476         62,863
NVIDIA CORPORATION+               1,230         62,742
OPENWAVE SYSTEMS
  INCORPORATED+                   1,700          9,503
OPTICAL COMMUNICATION
  PRODUCTS INCORPORATED+          1,786          3,393
PARLEX CORPORATION+               1,430         18,304
PCD INCORPORATED+                   230            299
PECO II INCORPORATED+               749          3,932
PIONEER CORPORATION ADR           5,760        109,382
QLOGIC CORPORATION+                 891         33,190
QUALCOMM INCORPORATED+            5,053        168,012
RAMBUS INCORPORATED+                461          3,158
RF MICRO DEVICES
  INCORPORATED+                   1,949         30,482
SANMINA CORPORATION+              4,363         44,284
SCIENTIFIC-ATLANTA
  INCORPORATED                    1,644         36,776
SIGNAL TECHNOLOGY
  CORPORATION+                    1,901          9,581
SONY CORPORATION ADR              2,716        125,479

WELLS FARGO OUTLOOK 2010 FUND       PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stocks (Continued)
SPECTRUM CONTROL
  INCORPORATED+                   1,556   $      8,091
TELEFONAKTIEBOLAGET LM
  ERICSSON ADR                   33,732        142,349
TELLABS INCORPORATED+             3,402         34,905
TEXAS INSTRUMENTS
  INCORPORATED                   12,633        370,779
TURNSTONE SYSTEMS
  INCORPORATED+                     576          2,627
UQM TECHNOLOGIES
  INCORPORATED+                   2,017          8,068
VITESSE SEMICONDUCTOR
  CORPORATION+                    2,270         15,935
WHIRLPOOL CORPORATION             1,147         86,140
XILINK INCORPORATED+              2,354         84,556
ZOLTEK COMPANY
  INCORPORATED+                   2,074          4,978
                                          ------------
                                          $  8,885,875
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
RELATED SERVICES
Percent of Net Assets                            0.34%
AMYLIN PHARMACEUTICALS
  INCORPORATED+                   1,613   $     14,340
APPLERA
  CORPORATION-CELERA
  GENOMICS GROUP+                   961         19,412
BIO-TECHNOLOGY GENERAL
  CORPORATION+                    3,169         16,796
CDI CORPORATION+                  1,668         35,195
CHARLES RIVER ASSOCIATES
  INCORPORATED+                     979         19,727
DELTAGEN INCORPORATED+              730          5,920
DUN & BRADSTREET
  CORPORATION+                    1,181         46,295
EXELIXIS INCORPORATED+            1,037         11,718
FIRST CONSULTING GROUP
  INCORPORATED+                   1,407         12,747
FLUOR CORPORATION                 2,582         97,884
HALLIBURTON COMPANY               3,552         58,466
ISIS PHARMACEUTICALS
  INCORPORATED+                   1,740         25,526
MOODY'S CORPORATION               1,671         61,827
PAYCHEX INCORPORATED              3,093        114,286
PER-SE TECHNOLOGIES
  INCORPORATED+                   2,076         23,563
TRANSKARYOTIC THERAPIES
  INCORPORATED+                     634         24,231
                                          ------------
                                          $    587,933
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT
Percent of Net Assets                            0.31%
COOPER INDUSTRIES
  INCORPORATED                      934   $     33,017
FORTUNE BRANDS
  INCORPORATED                      959         43,635
ILLINOIS TOOL WORKS
  INCORPORATED                    2,449        180,148
Security Name                 Shares         Value

LOCKHEED MARTIN
  CORPORATION                     3,010   $    169,794
MASCO CORPORATION                 4,161        116,799
                                          ------------
                                          $    543,393
FOOD & KINDRED PRODUCTS
Percent of Net Assets                            2.48%
ANHEUSER BUSCH COMPANIES
  INCORPORATED                    7,399   $    376,239
ARCHER DANIELS MIDLAND
  COMPANY                         5,031         69,679
CADBURY SCHWEPPES PLC ADR         8,859        241,408
CAMPBELL SOUP COMPANY             2,664         71,235
COCA-COLA COMPANY                23,420      1,109,874
COCA-COLA ENTERPRISES
  INCORPORATED                    3,546         61,807
CONAGRA FOODS
  INCORPORATED                    3,879         90,807
DIAGEO PLC ADR                   12,395        598,555
GENERAL MILLS
  INCORPORATED                    2,403        111,091
HERCULES INCORPORATED+            2,615         32,688
HERSHEY FOODS CORPORATION         1,051         74,253
J&J SNACK FOODS
  CORPORATION+                    1,395         51,629
KELLOGG COMPANY                   2,761         95,393
KIRIN BREWERY COMPANY
  LIMITED ADR                     3,280        209,986
LVMH MOET HENNESSY LOUIS
  VUITTON ADR                    15,540        145,454
M&F WORLDWIDE
  CORPORATION+                    3,393          8,313
NATIONAL BEVERAGE
  CORPORATION+                    2,823         35,993
PEET'S COFFEE & TEA
  INCORPORATED+                   3,025         44,764
PEPSICO INCORPORATED             11,849        598,375
SANDERSON FARMS
  INCORPORATED                    2,593         66,355
SARA LEE CORPORATION              4,877        102,027
WM WRIGLEY JR COMPANY             1,774         99,415
                                          ------------
                                          $  4,295,340
FOOD STORES
Percent of Net Assets                            0.49%

ALBERTSON'S INCORPORATED          3,373   $    102,067
COLES MYER LIMITED ADR            3,128        113,234
ITO-YOKADO COMPANY
  LIMITED ADR                     4,079        161,324
KONINKLIJKE AHOLD NV ADR          8,971        209,114
KROGER COMPANY+                   5,735        127,030
STARBUCKS CORPORATION+            3,261         75,036
WINN DIXIE STORES
  INCORPORATED                    3,658         61,272
                                          ------------
                                          $    849,077
FOREIGN DEPOSITORY INSTITUTIONS
Percent of Net Assets                            1.31%
ABN AMRO HOLDING NV ADR          13,151   $    231,063

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stocks (Continued)
ALLIED IRISH BANKS PLC
  ADR                            16,597   $    367,790
BANCO BILBAO VIZCAYA
  ARGENTARI SA ADR               12,705        147,886
BANCO COMERCIAL PORTUGUES
  SA ADR+                         4,454         77,277
BANCO SANTANDER CENTRAL
  HISPANO SA ADR                 36,669        292,985
BARCLAYS PLC ADR                  2,635        318,045
HSBC HOLDINGS PLC ADR             2,292        128,490
NATIONAL AUSTRALIA BANK
  LIMITED ADR                     3,502        322,534
SAN PAOLO IMI SPA ADR             8,753        176,373
WESTPAC BANKING
  CORPORATION LIMITED ADR         4,997        211,623
                                          ------------
                                          $  2,274,066
FURNITURE & FIXTURES
Percent of Net Assets                            0.15%
JOHNSON CONTROLS
  INCORPORATED                      871   $     77,310
LEGGETT & PLATT
  INCORPORATED                    2,668         68,434
NEWELL RUBBERMAID
  INCORPORATED                    2,365         73,622
ROCKWELL COLLINS                  1,922         44,687
                                          ------------
                                          $    264,053
GENERAL MERCHANDISE STORES
Percent of Net Assets                            1.49%

DOLLAR GENERAL
  CORPORATION                     3,279   $     48,365
FEDERATED DEPARTMENT
  STORES INCORPORATED+            1,925         80,677
FRED'S INCORPORATED               1,920         60,077
JC PENNEY COMPANY
  INCORPORATED                    2,550         49,827
MAY DEPARTMENT STORES
  COMPANY                         2,576         94,385
SEARS ROEBUCK & COMPANY           2,588        136,077
TARGET CORPORATION                6,081        254,794
TJX COMPANIES
  INCORPORATED                    2,272         86,268
WAL-MART STORES
  INCORPORATED                   28,669      1,777,765
                                          ------------
                                          $  2,588,235
HEALTH SERVICES
Percent of Net Assets                            0.31%
AMERICA SERVICE GROUP
  INCORPORATED+                     922   $      4,610
CRYOLIFE INCORPORATED+            1,210         30,250
HCA INCORPORATED                  4,540        184,914
HEALTHSOUTH CORPORATION+          4,647         55,346
HUMAN GENOME SCIENCES
  INCORPORATED+                   1,319         27,066
IMMUNOMEDICS
  INCORPORATED+                     749         12,441
TENET HEALTHCARE
  CORPORATION+                    2,949        170,305
Security Name                 Shares         Value

TRIAD HOSPITALS
  INCORPORATED+                   1,834   $     56,120
                                          ------------
                                          $    541,052
HOLDING & OTHER INVESTMENT OFFICES
Percent of Net Assets                            0.13%
CAPSTEAD MORTGAGE
  CORPORATION                     1,208   $     20,596
CROWN AMERICAN REALTY             8,066         70,094
HEADWATERS INCORPORATED+          1,671         22,525
MORGAN GROUP HOLDING
  COMPANY+                          373            377
THORNBURG MORTGAGE
  INCORPORATED                    2,305         45,639
WASHINGTON REAL ESTATE
  INVESTMENT TRUST                2,593         67,703
                                          ------------
                                          $    226,934
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES
Percent of Net Assets                            0.20%
BED BATH & BEYOND
  INCORPORATED+                   2,567   $     85,738
BEST BUY COMPANY
  INCORPORATED+                   1,710        115,254
CIRCUIT CITY STORES --
  CIRCUIT CITY GROUP              2,287         40,892
GUITAR CENTER
  INCORPORATED+                   1,768         28,907
RADIOSHACK CORPORATION            1,672         45,880
TWEETER HOME
  ENTERTAINMENT GROUP
  INCORPORATED+                   1,273         21,641
                                          ------------
                                          $    338,312
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES
Percent of Net Assets                            0.15%
CRESTLINE CAPITAL
  CORPORATION+                    3,100   $     95,790
HILTON HOTELS CORPORATION         4,206         54,089
MARRIOTT INTERNATIONAL
  INCORPORATED CLASS A            2,561        101,083
                                          ------------
                                          $    250,962
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT
Percent of Net Assets                            2.98%
AMERICAN STANDARD
  COMPANIES INCORPORATED+         1,046   $     68,304
APPLE COMPUTER
  INCORPORATED+                   2,892         62,756
APPLIED MATERIALS
  INCORPORATED+                   5,468        237,694
BAKER HUGHES INCORPORATED         2,484         87,710
BLACK & DECKER
  CORPORATION                     1,358         65,863
CATERPILLAR INCORPORATED          2,691        149,377
CISCO SYSTEMS
  INCORPORATED+                  47,624        679,594
COMPAQ COMPUTER
  CORPORATION                    12,402        125,756

WELLS FARGO OUTLOOK 2010 FUND       PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stocks (Continued)
DATARAM CORPORATION+              1,188   $      7,853
DELL COMPUTER
  CORPORATION+                   17,313        427,458
DOVER CORPORATION                 1,775         70,237
EATON CORPORATION                   783         63,219
ELECTROGLAS INCORPORATED+         2,237         34,495
EMC CORPORATION+                 14,588        159,009
EMULEX CORPORATION+                 746         24,215
EXTENDED SYSTEMS
  INCORPORATED+                     230          1,400
GATEWAY INCORPORATED+             2,969         13,657
GLOBAL IMAGING SYSTEMS
  INCORPORATED+                   1,440         22,421
HEWLETT-PACKARD COMPANY          13,988        281,439
HITACHI LIMITED ADR               1,984        124,020
IBM CORPORATION                  11,097      1,088,838
JABIL CIRCUIT
  INCORPORATED+                   2,079         38,773
JUNIPER NETWORKS
  INCORPORATED+                   2,349         21,893
KADANT INCORPORATED+              1,968         25,584
LEXMARK INTERNATIONAL
  INCORPORATED+                   1,111         55,228
MAKITA CORPORATION ADR            4,133         24,798
MINNESOTA MINING &
  MANUFACTURING COMPANY           2,428        286,334
NEC CORPORATION ADR              15,247        110,541
NYFIX INCORPORATED+               1,095         12,954
PALL CORPORATION                  4,049         79,036
PALM INCORPORATED+                2,763          8,344
PARKER-HANNIFIN
  CORPORATION                     1,228         61,179
PITNEY BOWES INCORPORATED         1,737         72,468
PROCOM TECHNOLOGY
  INCORPORATED+                     749          1,595
QUALSTAR CORPORATION+             2,534         17,212
RAINBOW TECHNOLOGIES
  INCORPORATED+                     558          4,213
RIVERSTONE NETWORKS
  INCORPORATED+                   1,150          4,393
SAFEGUARD SCIENTIFICS
  INCORPORATED+                     173            488
SOLECTRON CORPORATION+            6,295         52,060
STANLEY WORKS                     3,175        160,115
SYMBOL TECHNOLOGIES
  INCORPORATED                    1,937         16,716
UNITED TECHNOLOGIES
  CORPORATION                     3,289        239,933
VIVENDI UNIVERSAL SA ADR          2,165         83,786
                                          ------------
                                          $  5,172,958
INSURANCE AGENTS, BROKERS & SERVICE
Percent of Net Assets                            0.17%

AON CORPORATION                   2,337   $     80,930
MARSH & MCLENNAN
  COMPANIES INCORPORATED          1,949        205,717
                                          ------------
                                          $    286,647
Security Name                 Shares         Value

INSURANCE CARRIERS
Percent of Net Assets                            2.92%

AEGON NV ADR                      6,614   $    142,862
AETNA INCORPORATED                1,172         41,090
AFLAC INCORPORATED                3,864         99,305
ALLSTATE CORPORATION              6,747        236,280
AMERICAN INTERNATIONAL
  GROUP INCORPORATED             24,551      1,816,037
AMERICAN MEDICAL SECURITY
  GROUP+                          3,835         50,775
AXA ADR                          13,761        253,753
CIGNA CORPORATION                 1,776        159,307
CINCINNATI FINANCIAL
  CORPORATION                     2,085         83,838
COBALT CORPORATION+               4,242         32,451
CONSECO INCORPORATED+             1,910          7,163
HARTFORD FINANCIAL
  SERVICES GROUP                  2,203        147,601
ING GROUP NV ADR                  5,116        121,607
JEFFERSON PILOT
  CORPORATION                     2,085        105,438
LINCOLN NATIONAL
  CORPORATION                     1,519         77,788
LOEWS CORPORATION                 1,821        106,219
MBIA INCORPORATED                 1,905        111,347
METLIFE INCORPORATED              5,705        181,875
MGIC INVESTMENT
  CORPORATION                     1,426         95,713
MIIX GROUP INCORPORATED           3,086          9,721
OXFORD HEALTH PLANS
  INCORPORATED+                   1,602         58,233
PENN TREATY AMERICAN
  CORPORATION+                    1,498          7,879
PICO HOLDINGS
  INCORPORATED+                   2,183         27,659
PROASSURANCE CORPORATION+         1,782         28,958
PROGRESSIVE CORPORATION             833        129,781
SAFECO CORPORATION                2,010         68,240
ST PAUL COMPANIES
  INCORPORATED                    2,242        109,634
TOKIO MARINE & FIRE
  INSURANCE COMPANY
  LIMITED ADR                     9,028        322,300
TORCHMARK CORPORATION             1,632         65,590
UNITEDHEALTH GROUP
  INCORPORATED                    2,595        188,112
UNUMPROVIDENT CORPORATION         2,132         60,378
WELLPOINT HEALTH NETWORKS
  INCORPORATED+                     899        109,336
                                          ------------
                                          $  5,056,270
JUSTICE, PUBLIC ORDER & SAFETY
Percent of Net Assets                            0.02%
WACKENHUT CORRECTIONS
  CORPORATION+                    2,305   $     38,401
                                          ------------

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stocks (Continued)

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE
Percent of Net Assets                            0.07%
CHAMPION ENTERPRISES
  INCORPORATED+                   8,273   $     73,051
GEORGIA PACIFIC GROUP             2,139         54,865
                                          ------------
                                          $    127,916
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
Percent of Net Assets                            1.61%
AGILENT TECHNOLOGIES
  INCORPORATED+                   3,639   $    113,355
ALLERGAN INCORPORATED             1,146         74,307
APPLERA CORPORATION-
  APPLIED BIOSYSTEMS
  GROUP                           2,209         49,923
BAUSCH & LOMB
  INCORPORATED                    1,078         40,942
BAXTER INTERNATIONAL
  INCORPORATED                    4,159        230,741
BECTON DICKINSON &
  COMPANY                         2,527         92,716
BIOMET INCORPORATED               2,643         80,770
BIOSPHERE MEDICAL
  INCORPORATED+                   1,479         11,093
BNS COMPANY CLASS A                 104            239
BOSTON SCIENTIFIC
  CORPORATION+                    3,618         80,898
CREDENCE SYSTEMS
  CORPORATION+                    1,259         19,741
CYBEROPTICS CORPORATION+            922          9,681
DANAHER CORPORATION               1,303         87,601
EASTMAN KODAK COMPANY             1,991         62,717
ENERGY CONVERSION DEVICES
  INCORPORATED+                   1,103         20,902
FUJI PHOTO FILM COMPANY
  LIMITED ADR                     3,348        106,868
GUIDANT CORPORATION+              2,372         98,438
HYCOR BIOMEDICAL
  INCORPORATED+                   1,037          5,548
II-VI INCORPORATED+               1,264         17,784
INTEGRA LIFESCIENCES
  HOLDINGS CORPORATION+             946         26,583
INTEST CORPORATION+                 461          1,982
KEITHLEY INSTRUMENTS
  INCORPORATED                    1,161         22,489
KLA-TENCOR CORPORATION+           1,504         87,097
MEDTRONIC INCORPORATED            8,102        360,863
MILLIPORE CORPORATION             1,049         54,758
OYO GEOSPACE CORPORATION+           576          7,546
PERKINELMER INCORPORATED          1,490         34,270
PHARMANETICS
  INCORPORATED+                   1,440         10,800
PHOTON DYNAMICS
  INCORPORATED+                     876         36,196
Security Name                 Shares         Value

PINNACLE SYSTEMS
  INCORPORATED+                   2,479   $     19,782
Q-MED INCORPORATED+               1,476         14,730
RAYTHEON COMPANY                  2,834        109,647
RICOH COMPANY LIMITED ADR         1,757        155,908
ROCKWELL AUTOMATION
  CORPORATION                     1,822         35,985
SPECTRX INCORPORATED+             1,613          8,404
ST JUDE MEDICAL
  INCORPORATED+                   1,187         92,942
STRYKER CORPORATION               1,761        108,302
TEKTRONIX INCORPORATED+           1,540         36,821
TERADYNE INCORPORATED+            1,789         59,949
THERMO ELECTRON
  CORPORATION+                    2,749         55,942
TRIMBLE NAVIGATION
  LIMITED+                        1,222         15,886
VEECO INSTRUMENTS
  INCORPORATED+                     630         15,756
VIASYS HEALTHCARE
  INCORPORATED+                   1,401         30,780
WATERS CORPORATION+               1,281         40,031
WHITE ELECTRONIC DESIGNS
  CORPORATION+                    1,498          9,512
XEROX CORPORATION+                5,639         54,755
ZIMMER HOLDINGS
  INCORPORATED+                   2,074         74,166
                                          ------------
                                          $  2,786,146
METAL MINING
Percent of Net Assets                            0.34%

BARRICK GOLD CORPORATION          2,816   $     50,829
FREEPORT-MCMORAN
  COOPER & GOLD
  INCORPORATED CLASS B+           4,800         70,320
INCO LIMITED+                     3,197         59,560
NEWMONT MINING
  CORPORATION                     1,447         34,902
PHELPS DODGE CORPORATION+           857         32,489
PLACER DOME INCORPORATED          9,400        109,228
RIO TINTO PLC ADR                 2,966        237,132
                                          ------------
                                          $    594,460
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
FUELS
Percent of Net Assets                            0.04%

VULCAN MATERIALS COMPANY          1,568   $     75,781
                                          ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES
Percent of Net Assets                            0.39%
EQUITY MARKETING
  INCORPORATED+                   2,007   $     26,397
HASBRO INCORPORATED               4,019         57,512
MATTEL INCORPORATED               2,957         56,035
NANOPHASE TECHNOLOGIES
  COMPANY+                        1,210          7,696
STEINWAY MUSICAL
  INSTRUMENTS+                    1,737         34,653

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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stocks (Continued)
TIFFANY & COMPANY                 1,729   $     56,728
TYCO INTERNATIONAL
  LIMITED                        15,223        442,989
                                          ------------
                                          $    682,010
MISCELLANEOUS RETAIL
Percent of Net Assets                            0.48%
AMAZON.COM INCORPORATED+          2,469   $     34,813
COSTCO WHOLESALE
  CORPORATION+                    3,660        151,012
CVS CORPORATION                   3,398         92,833
FINLAY ENTERPRISES
  INCORPORATED+                   1,210         12,584
OFFICE DEPOT
  INCORPORATED+                   3,320         63,113
STAPLES INCORPORATED+             4,464         87,807
TOYS R US INCORPORATED+           2,291         40,803
WALGREEN COMPANY                  6,735        271,016
WORLD FUEL SERVICES
  CORPORATION                     4,347         71,726
                                          ------------
                                          $    825,707
MOTION PICTURES
Percent of Net Assets                            0.20%

WALT DISNEY COMPANY              14,823   $    340,929
                                          ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING
Percent of Net Assets                            0.01%

USA TRUCK INCORPORATED+           1,844   $     23,603
                                          ------------
NONDEPOSITORY CREDIT INSTITUTIONS
Percent of Net Assets                            1.11%

AMERICAN EXPRESS COMPANY         10,175   $    370,879
CAPITAL ONE FINANCIAL
  CORPORATION                     1,944         95,781
CHARTER MUNICIPAL
  MORTGAGE ACCEPTANCE
  COMPANY                         2,877         45,255
COUNTRYWIDE CREDIT
  INDUSTRIES INCORPORATED         1,438         59,030
FHLMC                             4,854        309,394
FNMA                              6,577        514,650
HOUSEHOLD INTERNATIONAL
  INCORPORATED                    3,571        183,907
MBNA CORPORATION                  6,410        222,299
MICROFINANCIAL
  INCORPORATED                    1,983         13,881
NEXTCARD INCORPORATED+
  (A)                             1,095            131
PROVIDIAN FINANCIAL
  CORPORATION+                    1,448          5,633
USA EDUCATION
  INCORPORATED                    1,213        112,506
                                          ------------
                                          $  1,933,346
OIL & GAS EXTRACTION
Percent of Net Assets                            1.48%
ANADARKO PETROLEUM
  CORPORATION                     2,427   $    126,447
APACHE CORPORATION                1,795         94,686
BURLINGTON RESOURCES
  INCORPORATED                    2,278         85,607
Security Name                 Shares         Value

DEVON ENERGY CORPORATION          1,885   $     82,337
ENI SPA ADR                       2,220        154,268
KERR-MCGEE CORPORATION            1,338         73,978
NABORS INDUSTRIES
  INCORPORATED+                   1,773         62,888
NOBLE DRILLING
  CORPORATION+                    3,519        123,974
OCCIDENTAL PETROLEUM
  CORPORATION                     3,192         85,673
OSCA INCORPORATED+                2,840         78,952
PRIDE INTERNATIONAL
  INCORPORATED+                   2,052         26,430
REPSOL SA ADR                     7,644         93,563
ROWAN COMPANIES
  INCORPORATED+                   1,925         35,901
SCHLUMBERGER LIMITED              4,228        246,112
TOTAL FINA ELF ADR               15,275      1,123,476
TRANSOCEAN SEDCO FOREX
  INCORPORATED                    2,670         74,787
                                          ------------
                                          $  2,569,079
PAPER & ALLIED PRODUCTS
Percent of Net Assets                            0.43%

ASTRONICS CORPORATION             1,873   $     17,587
ASTRONICS CORPORATION
  CLASS B+                          585          5,383
BOISE CASCADE CORPORATION         3,700        133,015
INTERNATIONAL PAPER
  COMPANY                         3,640        159,250
KIMBERLY-CLARK
  CORPORATION                     3,389        212,151
MEADWESTVACO CORPORATION          3,134        108,875
TEMPLE-INLAND
  INCORPORATED                    1,870        104,140
                                          ------------
                                          $    740,401
PERSONAL SERVICES
Percent of Net Assets                            0.19%

CINTAS CORPORATION                2,430   $    107,625
CPI CORPORATION                   1,507         23,359
G & K SERVICES
  INCORPORATED                    1,095         38,873
H&R BLOCK INCORPORATED            1,900         95,855
UNIFIRST CORPORATED               2,559         57,296
                                          ------------
                                          $    323,008
PETROLEUM REFINING & RELATED INDUSTRIES
Percent of Net Assets                            2.57%

AMERADA HESS CORPORATION            967   $     66,984
BP PLC ADR                        7,069        350,269
CHEVRONTEXACO CORPORATION         7,259        612,950
CONOCO INCORPORATED               4,613        127,596
EXXON MOBIL CORPORATION          53,594      2,213,432
MARATHON OIL CORPORATION          2,461         67,678
PHILLIPS PETROLEUM
  COMPANY                         2,973        175,734
ROYAL DUTCH PETROLEUM
  COMPANY ADR NY SHARES          14,954        768,187
UNOCAL CORPORATION                2,082         74,806
                                          ------------
                                          $  4,457,636

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stocks (Continued)

PRIMARY METAL INDUSTRIES
Percent of Net Assets                            0.48%

ALCAN INCORPORATED                2,489   $    100,904
ALCOA INCORPORATED                6,360        238,945
ALLEGHENY TECHNOLOGIES
  INCORPORATED                    4,338         67,716
ENGELHARD CORPORATION             4,123        118,619
GENERAL CABLE CORPORATION         1,849         21,818
KUBOTA CORPORATION ADR            3,781        210,205
NUCOR CORPORATION                 1,018         57,517
OREGON STEEL MILLS
  INCORPORATED+                   1,546          9,044
                                          ------------
                                          $    824,768
PRINTING, PUBLISHING & ALLIED INDUSTRIES
Percent of Net Assets                            1.01%
DOW JONES & COMPANY
  INCORPORATED                      925   $     51,624
ELSEVIER NV ADR                  13,713        349,682
GANNETT COMPANY
  INCORPORATED                    2,234        170,186
KNIGHT-RIDDER
  INCORPORATED                    1,408         94,899
MCGRAW-HILL COMPANIES
  INCORPORATED                    1,788        117,650
NEW YORK TIMES COMPANY
  CLASS A                         1,781         78,186
NEWS CORPORATION LIMITED
  ADR                             2,701         69,092
RR DONNELLEY & SONS
  COMPANY                         4,411        126,199
TRIBUNE COMPANY                   2,768        118,526
VIACOM INCORPORATED
  CLASS B+                       12,481        580,991
                                          ------------
                                          $  1,757,035
RAILROAD TRANSPORTATION
Percent of Net Assets                            0.20%
BURLINGTON NORTHERN SANTA
  FE CORPORATION                  2,546   $     73,885
CSX CORPORATION                   1,909         72,046
KANSAS CITY SOUTHERN
  INDUSTRIES
  INCORPORATED+                   2,495         35,778
NORFOLK SOUTHERN
  CORPORATION                     2,936         69,847
UNION PACIFIC CORPORATION         1,603         97,254
                                          ------------
                                          $    348,810
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
Percent of Net Assets                            0.12%
GOODYEAR TIRE & RUBBER
  COMPANY                         1,336   $     36,740
NIKE INCORPORATED
  CLASS B                         2,137        125,784
SEALED AIR CORPORATION+           1,137         51,142
                                          ------------
                                          $    213,666
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES
Percent of Net Assets                            0.79%
BEAR STEARNS COMPANIES
  INCORPORATED                    1,193   $     65,722
Security Name                 Shares         Value

CHARLES SCHWAB
  CORPORATION                    10,597   $    138,185
FIRST ALBAY COMPANY
  INCORPORATED                    2,163         14,600
FRANKLIN RESOURCES
  INCORPORATED                    2,775        113,387
FRIEDMAN BILLINGS RAMSEY
  GROUP CLASS A+                  4,022         26,143
LEHMAN BROTHERS HOLDING
  INCORPORATED                    2,237        126,391
MERRILL LYNCH & COMPANY
  INCORPORATED                    6,527        312,970
MORGAN STANLEY DEAN
  WITTER & COMPANY                8,493        417,176
STILWELL FINANCIAL
  INCORPORATED                    3,026         69,023
T ROWE PRICE GROUP
  INCORPORATED                    1,951         77,669
                                          ------------
                                          $  1,361,266
STONE, CLAY, GLASS & CONCRETE PRODUCTS
Percent of Net Assets                            0.38%

CORNING INCORPORATED+             6,754   $     45,454
HANSON PLC ADR                   16,498        551,693
OWENS-ILLINOIS
  INCORPORATED+                   3,813         55,975
                                          ------------
                                          $    653,122
TOBACCO PRODUCTS
Percent of Net Assets                            0.51%
PHILIP MORRIS COMPANIES
  INCORPORATED                   14,391   $    757,830
UST INCORPORATED                  3,830        133,514
                                          ------------
                                          $    891,344
TRANSPORTATION BY AIR
Percent of Net Assets                            0.35%

AMR CORPORATION+                  1,618   $     42,230
FEDEX CORPORATION+                3,668        212,230
JAPAN AIRLINES COMPANY
  LIMITED ADR                    36,716        194,595
NORTHWEST AIRLINES
  CORPORATION+                      826         13,166
SOUTHWEST AIRLINES
  COMPANY                         6,889        145,427
US AIRWAYS GROUP
  INCORPORATED+                   1,220          6,490
                                          ------------
                                          $    614,138
TRANSPORTATION EQUIPMENT
Percent of Net Assets                            1.72%

BOEING COMPANY                    8,548   $    392,866
DAIMLERCHRYSLER AG               12,385        493,914
DANA CORPORATION                  1,947         36,214
DELPHI AUTOMOTIVE SYSTEMS
  CORPORATION                     4,840         77,392
FIAT SPA ADR                      6,487         81,543
FORD MOTOR COMPANY               12,293        182,920
GENERAL DYNAMICS
  CORPORATION                     1,619        147,135
GENERAL MOTORS
  CORPORATION                     3,747        197,842

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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stocks (Continued)
GENUINE PARTS COMPANY             1,892   $     69,115
GOODRICH CORPORATION              1,465         43,730
HARLEY-DAVIDSON
  INCORPORATED                    2,128        109,081
HONDA MOTOR COMPANY
  LIMITED ADR                     9,000        179,190
HONEYWELL INTERNATIONAL
  INCORPORATED                    5,972        227,653
ITT INDUSTRIES
  INCORPORATED                    2,459        145,081
NAVISTAR INTERNATIONAL
  CORPORATION                     1,432         60,889
NORTHROP GRUMMAN
  CORPORATION                       950        101,688
PACCAR INCORPORATED                 933         67,111
TOYOTA MOTOR CORPORATION
  ADR                             5,906        303,864
TRW INCORPORATED                  1,203         60,451
                                          ------------
                                          $  2,977,679
TRANSPORTATION SERVICES
Percent of Net Assets                            0.07%

EXPEDIA INCORPORATED+               473   $     26,441
PEGASUS SOLUTIONS
  INCORPORATED+                   2,207         35,444
SABRE HOLDINGS
  CORPORATION+                    1,524         67,071
                                          ------------
                                          $    128,956
WATER TRANSPORTATION
Percent of Net Assets                            0.08%

CARNIVAL CORPORATION              5,305   $    144,773
                                          ------------
WHOLESALE TRADE-DURABLE GOODS
Percent of Net Assets                            1.18%
GENESIS MICROCHIP
  INCORPORATED+                     790   $     18,550
GRAINGER (W W)
  INCORPORATED                    1,180         69,939
IMAGISTICS INTERNATIONAL
  INCORPORATED+                     938         14,727
JOHNSON & JOHNSON                20,862      1,270,496
KYOCERA CORPORATION ADR           1,422         84,609
MITSUBISHI CORPORATION
  ADR                            11,884        164,995
MITSUI & COMPANY LIMITED
  ADR                             1,593        175,230
NISSAN MOTOR COMPANY
  LIMITED ADR                    14,178        181,904
NUMEREX CORPORATION+              2,644         23,267
PERFORMANCE TECHNOLOGIES
  INCORPORATED+                   2,049         19,379
VISTEON CORPORATION               1,997         28,317
                                          ------------
                                          $  2,051,413
WHOLESALE TRADE-NONDURABLE GOODS
Percent of Net Assets                            0.60%

BROWN-FORMAN CORPORATION            629   $     42,741
CARDINAL HEALTH
  INCORPORATED                    3,314        219,022
Security Name                 Shares         Value

ENESCO GROUP
  INCORPORATED+                   2,247   $     13,976
MAUI LAND & PINEAPPLE
  COMPANY+                        1,268         26,641
MCKESSON CORPORATION              2,639         93,025
NASH-FINCH COMPANY                2,074         59,358
SAFEWAY INCORPORATED+             3,777        162,335
SUPERVALU INCORPORATED            3,430         89,009
SYSCO CORPORATION                 4,717        139,482
TRISTAR CORPORATION+              2,881            317
UNILEVER NV ADR                   3,350        195,238
                                          ------------
                                          $  1,041,144
TOTAL COMMON STOCK
(Cost $104,097,282)                       $100,054,552
Real Estate Investment Trust
Percent of Net Assets                            0.25%
ALEXANDRIA REAL ESTATE
  EQUITIES INCORPORATED           2,410   $     99,654
AMRESCO CAPITAL                   2,189          2,780
KOGER EQUITY INCORPORATED         4,777         83,024
KONOVER PROPERTY TRUST            5,934         10,622
MID-AMERICA APARTMENT
  COMMUNITIES
  INCORPORATED                    3,201         82,106
PARKWAY PROPERTIES
  INCORPORATED                    3,183        106,312
WINSTON HOTELS
  INCORPORATED                    5,770         52,219
                                          ------------
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $454,238)                           $    436,717

Rate Maturity               Principal
U.S. Treasury Obligations
Percent of Net Assets                           40.85%
US TREASURY BONDS
Percent of Net Assets                           40.85%

 5.50%,   3/31/03          $  1,400,000   $  1,448,453
 5.75%,   4/30/03             1,100,000      1,143,141
 10.75%,  5/15/03               600,000        659,344
 5.50%,   5/31/03               700,000        726,715
 5.38%,   6/30/03             2,300,000      2,387,508
 5.25%,   8/15/03             2,700,000      2,802,832
 5.75%,   8/15/03             1,700,000      1,776,301
 11.13%,  8/15/03               200,000        224,195
 4.25%,   11/15/03            1,000,000      1,024,102
 11.88%,  11/15/03              900,000      1,035,070
 4.75%,   2/15/04               800,000        826,782
 5.88%,   2/15/04             2,000,000      2,108,984
 5.25%,   5/15/04             2,500,000      2,611,133
 7.25%,   5/15/04             1,200,000      1,303,687
 12.38%,  5/15/04               900,000      1,075,113
 6.00%,   8/15/04             1,300,000      1,382,520
 7.25%,   8/15/04               800,000        874,062
 13.75%,  8/15/04               300,000        373,324
 7.88%,   11/15/04            2,100,000      2,336,414
 11.63%,  11/15/04              500,000        603,926
 7.50%,   2/15/05             1,600,000      1,775,563

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

Rate Maturity               Principal        Value
U.S. Treasury
Obligations (Continued)
 6.50%,   5/15/05          $  1,300,000   $  1,410,246
 6.75%,   5/15/05             1,700,000      1,855,589
 12.00%,  5/15/05               500,000        624,531
 6.50%,   8/15/05             1,500,000      1,630,898
 10.75%,  8/15/05             1,200,000      1,466,531
 5.75%,   11/15/05            3,100,000      3,295,567
 5.88%,   11/15/05            1,000,000      1,067,852
 5.63%,   2/15/06             1,000,000      1,059,688
 9.38%,   2/15/06               500,000        597,012
 6.88%,   5/15/06             5,000,000      5,534,570
 7.00%,   7/15/06             2,640,000      2,937,618
 6.50%,   10/15/06            2,000,000      2,189,376
 6.25%,   2/15/07             2,700,000      2,933,825
 6.63%,   5/15/07               900,000        993,902
 6.13%,   8/15/07             2,200,000      2,380,554
 5.50%,   2/15/08               300,000        315,563
 5.63%,   5/15/08             1,900,000      2,008,063
 4.75%,   11/15/08            1,300,000      1,308,176
 9.13%,   5/15/09               200,000        224,664
 6.00%,   8/15/09               350,000        376,852
 10.38%,  11/15/09              300,000        351,820
 6.50%,   2/15/10             3,400,000      3,771,610
 11.75%,  2/15/10               300,000        366,750
 5.75%,   8/15/10             1,200,000      1,272,656
 12.75%,  11/15/10              500,000        648,789
 5.00%,   2/15/11             1,750,000      1,763,193
                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $68,780,970)                        $ 70,885,064

Rate Maturity                 Shares         Value

WARRANTS
Percent of Net Assets                            0.00%
EXPEDIA INCORPORATED
WARRANTS (COST $0)
          2/4/09                      1   $         21
                                          ------------
TOTAL WARRANTS                            $         21

                            Principal

Short-Term Investments
Percent of Net Assets                            0.83%
US TREASURY BILLS -- 0.83%
 1.70%^  5/2/02            $  1,434,000   $  1,429,727
                                          ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,429,795)                         $  1,429,727

TOTAL INVESTMENTS IN
SECURITIES
(Cost $174,762,285)*             99.59%   $$172,806,081
OTHER ASSETS AND
LIABILITIES, NET                   0.41        704,771
                           ------------   ------------
TOTAL NET ASSETS                100.00%   $173,510,852
                           ------------   ------------

+                       Non-income earning securities.
^                       Yield to maturity.
{::}                    Security of an affiliate of the fund with a
                        cost of $614,096.
(a)                     Trading halted -- In receivership.

*                       Cost for federal income tax purposes is
                        $174,734,953 and net unrealized depreciation
                        consists of:
                        Gross Unrealized Appreciation     $ 14,368,972
                        Gross Unrealized Depreciation     (16,297,844)
                                                          ------------
                        Net Unrealized Depreciation     $ (1,928,872)

The accompanying notes are an integral part of these financial statements.

WELLS FARGO OUTLOOK 2020 FUND       PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock
Percent of Net Assets                          71.77%
AMUSEMENT & RECREATION SERVICES
Percent of Net Assets                           0.04%
HARRAH'S ENTERTAINMENT
  INCORPORATED+                  2,144   $     86,703
PARK PLACE ENTERTAINMENT
  CORPORATION+                   2,842         27,766
                                         ------------
                                         $    114,469
APPAREL & ACCESSORY STORES
Percent of Net Assets                           0.27%

GAP INCORPORATED                12,474   $    149,314
INTIMATE BRANDS
  INCORPORATED                   1,375         26,579
KOHL'S CORPORATION+              4,817        325,966
LIMITED INCORPORATED             5,667        102,063
NORDSTROM INCORPORATED           2,520         64,159
PAYLESS SHOESOURCE
  INCORPORATED+                    617         36,674
ROSS STORES INCORPORATED         1,740         62,744
                                         ------------
                                         $    767,499
APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS
Percent of Net Assets                           0.23%

BENETTON GROUP SPA ADR          17,039   $    414,048
JONES APPAREL GROUP
  INCORPORATED+                  1,461         52,099
LIZ CLAIBORNE INCORPORATED       2,118         64,197
V F CORPORATION                  2,558        107,564
                                         ------------
                                         $    637,908
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
Percent of Net Assets                           0.07%

AUTONATION INCORPORATED+         5,438   $     67,921
AUTOZONE INCORPORATED+           2,019        133,981
                                         ------------
                                         $    201,902
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
BUILDERS
Percent of Net Assets                           0.02%

CLAYTON HOMES INCORPORATED       4,108   $     62,442
                                         ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
HOME DEALERS
Percent of Net Assets                           0.81%

FASTENAL COMPANY                   710   $     53,065
HOME DEPOT INCORPORATED         32,773      1,638,650
LOWE'S COMPANIES
  INCORPORATED                  11,652        527,253
SHERWIN WILLIAMS COMPANY         2,732         72,179
                                         ------------
                                         $  2,291,147
BUSINESS SERVICES
Percent of Net Assets                           5.33%

3COM CORPORATION+                3,438   $    $16,502
ADECCO SA ADR                   33,542        499,776
ADOBE SYSTEMS INCORPORATED       3,449        125,475
AKAMAI TECHNOLOGIES
  INCORPORATED+                    458          1,424
Security Name                 Shares        Value

AOL TIME WARNER
  INCORPORATED+                 64,089   $  1,589,407
ARBITRON INCORPORATED+           1,224         37,699
ARIBA INCORPORATED+              1,884          8,346
AUTODESK INCORPORATED            1,629         71,953
AUTOMATIC DATA PROCESSING
  INCORPORATED                   9,842        518,771
BEA SYSTEMS INCORPORATED+        4,904         62,330
BMC SOFTWARE INCORPORATED+       4,479         71,888
BROADVISION INCORPORATED+        3,152          6,020
BROCADE COMMUNICATIONS
  SYSTEMS INCORPORATED+          3,172         69,689
CADENCE DESIGN SYSTEMS
  INCORPORATED+                  3,960         83,754
CENDANT CORPORATION+            14,370        250,182
CERIDIAN CORPORATION+            2,524         46,946
CHECKFREE CORPORATION+           1,511         21,078
CHOICEPOINT INCORPORATED+        1,328         70,650
CITRIX SYSTEMS
  INCORPORATED+                  3,291         49,924
CMGI INCORPORATED+               1,927          2,833
COMMERCE ONE INCORPORATED+       1,477          2,481
COMPUTER ASSOCIATES
  INTERNATIONAL
  INCORPORATED                  10,297        167,635
COMPUTER SCIENCES
  CORPORATION+                   2,572        122,196
COMPUWARE CORPORATION+           8,526         97,282
CONCORD EFS INCORPORATED+        8,618        258,799
CONVERGYS CORPORATION+           2,836         86,470
DELUXE CORPORATION               2,699        127,933
DOUBLECLICK INCORPORATED+        3,220         34,679
DST SYSTEMS INCORPORATED+        1,707         71,165
EBAY INCORPORATED+               2,077        108,108
ECHELON CORPORATION+             1,711         27,205
EFUNDS CORPORATION+              2,470         43,176
ELECTRONIC ARTS
  INCORPORATED+                  1,873        100,805
ELECTRONIC DATA SYSTEMS
  CORPORATION                    6,202        366,104
ENTERASYS NETWORKS
  INCORPORATED+                  3,355         11,910
ENTRUST INCORPORATED+              916          4,415
EQUIFAX INCORPORATED             3,338        100,140
FIRST DATA CORPORATION           5,114        416,893
FISERV INCORPORATED+             2,895        123,732
I2 TECHNOLOGIES
  INCORPORATED+                  4,263         23,233
IMS HEALTH INCORPORATED          4,781         95,620
INFOSPACE INCORPORATED+          2,613          3,528
INKTOMI CORPORATION+             1,220          5,331
INTERPUBLIC GROUP OF
  COMPANIES INCORPORATED         4,758        129,418
INTUIT INCORPORATED+             3,284        124,431
ISS GROUP INCORPORATED+            809         19,181
KANA SOFTWARE
  INCORPORATED+                     85          1,030
MACROMEDIA INCORPORATED+         1,371         23,993
MANPOWER INCORPORATED            1,730         58,007
MERCURY INTERACTIVE
  CORPORATION+                   1,519         51,464
MICROMUSE INCORPORATED+          1,816         16,453

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
MICROSOFT CORPORATION+          76,002   $  4,433,956
MPS GROUP INCORPORATED+          2,336         15,394
NCR CORPORATION+                 2,277         95,179
NETWORK ASSOCIATES
  INCORPORATED+                  2,585         61,316
NOVELL INCORPORATED+             4,562         18,659
OMNICOM GROUP INCORPORATED       2,665        249,284
ORACLE CORPORATION+             77,471      1,287,568
PARAMETRIC TECHNOLOGY
  CORPORATION+                   3,522         25,922
PEOPLESOFT INCORPORATED+         4,171        121,251
PEREGRINE SYSTEMS
  INCORPORATED+                  3,426         30,834
RATIONAL SOFTWARE
  CORPORATION+                   3,668         68,078
REALNETWORKS INCORPORATED+       1,323          7,210
REUTERS GROUP PLC ADR            5,249        231,271
ROBERT HALF INTERNATIONAL
  INCORPORATED+                  3,497         90,957
RSA SECURITY INCORPORATED+       1,462         13,918
SAP AG ADR                       8,475        289,591
SAPIENT CORPORATION+             1,833          8,047
SCIENT INCORPORATED+             1,456            233
SIEBEL SYSTEMS
  INCORPORATED+                  6,075        168,642
SUN MICROSYSTEMS
  INCORPORATED+                 44,773        381,018
SUNGARD DATA SYSTEMS
  INCORPORATED+                  4,014        123,912
SYBASE INCORPORATED+             2,544         42,917
SYMANTEC CORPORATION+            2,446         88,203
SYNOPSYS INCORPORATED+           1,209         56,944
TIBCO SOFTWARE
  INCORPORATED+                  3,016         31,819
TMP WORLDWIDE
  INCORPORATED+                  1,965         54,863
UNISYS CORPORATION+              5,208         57,809
VERISIGN INCORPORATED+           2,614         62,030
VERITAS SOFTWARE
  CORPORATION+                   5,273        187,139
VIGNETTE CORPORATION+            2,899          8,117
WACKENHUT CORPORATION+           4,185        137,435
WEBMETHODS INCORPORATED+           999         17,183
YAHOO! INCORPORATED+             9,244        133,668
                                         ------------
                                         $ 15,027,831
CHEMICALS & ALLIED PRODUCTS
Percent of Net Assets                           9.56%

ABBOTT LABORATORIES             21,428   $  1,211,753
ABGENIX INCORPORATED+            1,768         31,912
AIR PRODUCTS & CHEMICALS
  INCORPORATED                   3,187        154,570
AKZO NOBLE NV ADR                9,147        406,401
AMERICAN HOME PRODUCTS
  CORPORATION                   18,604      1,182,284
AMGEN INCORPORATED+             15,078        874,222
ASTRAZENECA PLC ADR             18,431        939,612
AVENTIS SA ADR                  17,687      1,311,491
AVERY DENNISON CORPORATION       1,660        106,240
Security Name                 Shares        Value

AVON PRODUCTS INCORPORATED       3,007   $    155,432
BIOGEN INCORPORATED+             2,265        120,385
BRISTOL-MYERS SQUIBB
  COMPANY                       27,525      1,293,675
CABOT CORPORATION                1,682         54,968
CHIRON CORPORATION+              3,327        144,458
CLOROX COMPANY                   3,257        142,624
COLGATE-PALMOLIVE COMPANY        8,452        473,143
CROMPTON CORPORATION             3,534         35,128
DOW CHEMICAL COMPANY            13,221        413,553
E I DU PONT DE NEMOURS &
  COMPANY                       15,314        717,308
EASTMAN CHEMICAL COMPANY         1,024         45,056
ECOLAB INCORPORATED              2,115         99,045
ELI LILLY & COMPANY             15,776      1,194,716
ESTEE LAUDER COMPANIES
  INCORPORATED                   1,217         37,970
FOREST LABORATORIES
  INCORPORATED+                  2,508        199,436
GENENTECH INCORPORATED+          2,975        140,420
GENZYME CORPORATION+             2,551        113,213
GILEAD SCIENCES
  INCORPORATED+                  1,519        107,029
GILLETTE COMPANY                15,108        516,543
GLAXOSMITHKLINE PLC ADR         47,456      2,322,971
GREAT LAKES CHEMICAL
  CORPORATION                      989         23,291
HAWKINS INCORPORATED             3,397         28,875
ICN PHARMACEUTICALS
  INCORPORATED                   1,678         46,732
IDEC PHARMACEUTICALS
  CORPORATION+                   1,929        121,180
IMC GLOBAL INCORPORATED          3,098         41,203
IMCLONE SYSTEMS
  INCORPORATED+                    994         22,276
IMMUNEX CORPORATION+             9,222        265,040
INTERNATIONAL FLAVORS &
  FRAGRANCES INCORPORATED        1,572         54,155
IVAX CORPORATION+                2,297         39,049
KING PHARMACEUTICALS
  INCORPORATED+                  3,770        117,096
LANDEC CORPORATION+                428          1,562
LUBRIZOL CORPORATION             2,501         82,283
MEDAREX INCORPORATED+            2,216         33,528
MEDIMMUNE INCORPORATED+          3,377        139,234
MERCK & COMPANY
  INCORPORATED                  32,314      1,981,818
MILLENNIUM CHEMICALS
  INCORPORATED                   3,170         43,271
MYLAN LABORATORIES
  INCORPORATED                   2,154         65,439
NOVO NORDISK ADR                48,722      1,902,594
PFIZER INCORPORATED             88,964      3,643,965
PHARMACIA CORPORATION           18,358        753,596
PPG INDUSTRIES
  INCORPORATED                   2,429        124,729
PRAXAIR INCORPORATED             2,081        120,490
PROCTER & GAMBLE COMPANY        17,890      1,516,893
PROTEIN DESIGN LABS
  INCORPORATED+                  1,618         25,678
ROHM & HAAS COMPANY              3,399        130,556

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
SCHERING PLOUGH
  CORPORATION                   20,422   $    704,355
SEPRACOR INCORPORATED+           1,313         56,485
SIGMA ALDRICH                    2,055         93,687
SOLUTIA INCORPORATED             1,985         13,498
SULZER MEDICA ADR               11,094         84,758
VALSPAR CORPORATION              1,809         80,103
VERTEX PHARMACEUTICALS
  INCORPORATED+                  1,913         41,723
WATSON PHARMACEUTICALS
  INCORPORATED+                  1,849         54,139
                                         ------------
                                         $ 26,998,839
COAL MINING
Percent of Net Assets                           0.01%

ARCH COAL INCORPORATED           1,629   $     29,566
                                         ------------
COMMUNICATIONS
Percent of Net Assets                           4.49%
ADELPHIA BUSINESS
  SOLUTIONS INCORPORATED+        1,351   $        108
ADELPHIA COMMUNICATIONS+         2,713         59,550
ALLEGIANCE TELECOM
  INCORPORATED+                  2,900          7,598
ALLTEL CORPORATION               4,587        255,267
AMERICAN TOWER
  CORPORATION+                   3,492         16,901
AT&T CORPORATION                50,561        785,718
AT&T WIRELESS SERVICES
  INCORPORATED+                 36,885        372,170
AVAYA INCORPORATED+              5,767         30,853
BELLSOUTH CORPORATION           27,245      1,056,016
BRITISH SKY BROADCASTING
  PLC ADR+                       4,991        304,501
BROADWING INCORPORATED+          3,857         24,222
BT GROUP PLC ADR+               10,635        389,773
CABLEVISION SYSTEMS
  CORPORATION+                   1,818         65,266
CENTURYTEL INCORPORATED          2,760         91,632
CERTEGY INCORPORATED+            1,269         47,143
CITIZENS COMMUNICATIONS
  COMPANY+                       4,839         44,083
CLEAR CHANNEL
  COMMUNICATIONS
  INCORPORATED+                 10,499        489,463
COMCAST CORPORATION
  CLASS A+                      15,897        538,431
COX COMMUNICATIONS
  INCORPORATED+                  3,718        137,008
CROWN CASTLE INTERNATIONAL
  CORPORATION+                   3,429         21,294
DEUTSCHE TELEKOM ADR            27,945        393,745
EXTREME NETWORKS
  INCORPORATED+                  2,565         16,134
FRANCE TELECOM SA ADR            4,672        122,406
GRAY COMMUNICATIONS SYSTEM
  INCORPORATED CLASS B           4,823         53,535
HISPANIC BROADCASTING
  CORPORATION+                   3,791         98,831
Security Name                 Shares        Value

INTRAWARE INCORPORATED+            813   $      1,390
LEAP WIRELESS
  INTERNATIONAL+                 2,508         11,813
LEVEL 3 COMMUNICATIONS
  INCORPORATED+                  3,062          9,247
LORAL SPACE &
  COMMUNICATIONS+                2,827          5,626
MCLEODUSA INCORPORATED+(A)       3,539            637
METROMEDIA FIBER NETWORK
  INCORPORATED+                  3,101            961
MMO2 PLC ADR+                   10,635         97,842
NEXTEL COMMUNICATIONS
  INCORPORATED CLASS A+         12,607         62,909
NIPPON TELEGRAPH &
  TELEPHONE CORPORATION
  ADR                           17,541        280,831
NTL INCORPORATED+                2,322            418
QWEST COMMUNICATIONS
  INTERNATIONAL
  INCORPORATED                  25,094        218,318
REDBACK NETWORKS
  INCORPORATED+                    865          2,673
SBC COMMUNICATIONS
  INCORPORATED                  46,014      1,741,170
SPRINT CORPORATION
  (FON GROUP)                   14,207        200,177
SPRINT CORPORATION
  (PCS GROUP)+                  13,867        128,270
TDC A/S ADR                     24,467        384,132
TELECOM CORPORATION OF NEW
  ZEALAND LIMITED ADR            7,688        132,849
TELEFONICA SA ADR+              13,223        464,005
TELEPHONE & DATA SYSTEMS
  INCORPORATED                     973         84,797
UNIVISION COMMUNICATIONS
  INCORPORATED CLASS A+          3,365        138,773
USA NETWORKS INCORPORATED+       3,626        107,185
VERIZON COMMUNICATIONS
  INCORPORATED                  39,958      1,870,034
VODAFONE GROUP PLC ADR          52,077        989,463
WILLIAMS COMMUNICATIONS
  GROUP INCORPORATED+            4,647            604
WORLDCOM INCORPORATED-
  WORLDCOM GROUP+               42,124        316,772
                                         ------------
                                         $ 12,672,544
DOMESTIC DEPOSITORY INSTITUTIONS
Percent of Net Assets                           5.74%

ABC BANCORP                      3,643   $     47,796
AMERICANWEST BANCORP+            2,748         32,564
AMSOUTH BANCORPORATION           4,690         99,194
ASSOCIATED BANCORP               1,311         48,061
BANK OF AMERICA
  CORPORATION                   21,620      1,382,599
BANK OF NEW YORK COMPANY
  INCORPORATED                   9,070        341,395
BANK ONE CORPORATION            15,366        550,717
BB&T CORPORATION                 4,806        177,870
BOSTONFED BANCORP
  INCORPORATED                   2,620         62,880

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
BRYN MAWR BANK CORPORATION       1,470   $     46,893
CAPITOL BANCORP LIMITED          2,181         33,806
CASCADE BANCORP                  3,883         66,593
CAVALRY BANCORP
  INCORPORATED                   2,333         29,512
CB BANCSHARES INCORPORATED         721         24,947
CHARTER ONE FINANCIAL
  INCORPORATED                   2,528         77,003
CITIGROUP INCORPORATED          77,004      3,484,431
CITY NATIONAL CORPORATION          594         30,187
CIVIC BANCORP+                   1,389         28,252
COBIZ INCORPORATED               2,384         33,448
COLUMBIA BANCORP                 2,931         52,611
COMERICA INCORPORATED            1,606         96,119
COMMERCE BANCSHARES
  INCORPORATED                     787         32,849
COMMERCIAL FEDERAL
  CORPORATION                    9,300        232,500
COMPASS BANCSHARES
  INCORPORATED                   1,103         33,035
CONNECTICUT BANCSHARES
  INCORPORATED                   4,168        112,119
FIFTH THIRD BANCORP              9,367        597,240
FIRST FEDERAL BANCSHARES
  OF ARKANSAS                    1,719         40,190
FIRST M&F CORPORATION            1,219         26,818
FIRST OAK BROOK BANCSHARES       2,070         59,616
FIRST PLACE FINANCIAL
  CORPORATION                    3,523         58,693
FIRST SECURITYFED
  FINANCIAL INCORPORATED         4,371         85,235
FIRST SOUTH BANCORP
  INCORPORATED                   1,070         40,253
FIRST TENNESSEE NATIONAL
  CORPORATION                    1,773         61,169
FIRST VIRGINIA BANKS
  INCORPORATED                     484         25,584
FIRSTMERIT CORPORATION           1,102         30,173
FLEETBOSTON FINANCIAL
  CORPORATION                   14,205        474,163
FULTON FINANCIAL
  CORPORATION                    1,822         42,453
GA FINANCIAL INCORPORATED        2,420         41,140
GERMAN AMERICAN BANCORP          1,918         30,784
GOLDEN STATE BANCORP
  INCORPORATED                   3,200         97,536
GOLDEN WEST FINANCIAL
  CORPORATION                    1,552         98,940
GRANITE STATE BANCSHARES
  INCORPORATED                   2,065         49,643
GREENPOINT FINANCIAL
  CORPORATION                      767         33,748
HERITAGE COMMERCE
  CORPORATION+                     642          4,982
HERITAGE FINANCIAL
  CORPORATION                    5,080         62,840
HIBERNIA CORPORATION             1,832         33,709
Security Name                 Shares        Value

HORIZON FINANCIAL
  CORPORATION                   28,055   $    363,312
HUNTINGTON BANCSHARES
  INCORPORATED                   3,444         63,542
INTERCHANGE FINANCIAL
  SERVICES CORPORATION           1,577         34,773
ITLA CAPITAL CORPORATION+        2,172         50,367
J P MORGAN CHASE &
  COMPANY                       27,448        802,854
KEYCORP                          3,498         87,730
M & T BANK CORPORATION             901         68,927
MAIN STREET BANCORP
  INCORPORATED                   4,287         69,192
MARSHALL & ILSLEY
  CORPORATION                    1,037         63,247
MASSBANK CORPORATION             1,416         58,764
MELLON FINANCIAL
  CORPORATION                    8,502        306,072
MERCANTILE BANKSHARES
  CORPORATION                    1,006         44,073
MERCHANTS BANCSHARES
  INCORPORATED                   1,819         46,566
NATIONAL CITY CORPORATION        6,170        175,968
NATIONAL COMMERCE
  FINANCIAL CORPORATION          2,268         59,762
NORTH FORK BANCORPORATION
  INCORPORATED                   2,302         79,603
NORTHERN TRUST CORPORATION       3,551        192,180
OAK HILL FINANCIAL
  INCORPORATED                   1,019         19,310
OHIO VALLEY BANCORP              1,265         30,183
PEOPLES BANCORP
  INCORPORATED                   2,608         54,246
PNC FINANCIAL SERVICES
  GROUP INCORPORATED             2,733        150,151
PROSPERITY BANCSHARES
  INCORPORATED                   3,405         98,745
REGIONS FINANCIAL
  CORPORATION                    2,528         82,160
SOUTHTRUST CORPORATION           4,387        110,859
SOVEREIGN BANCORP
  INCORPORATED                   2,655         33,639
STATE BANCORP INCORPORATED       3,058         52,751
STATE STREET CORPORATION         3,481        176,487
SUMMIT BANCSHARES
  INCORPORATED                   1,768         34,476
SUN BANCORP INCORPORATED         1,169         19,756
SUNTRUST BANKS
  INCORPORATED                   3,131        196,595
SYNOVUS FINANCIAL
  CORPORATION                    4,060        118,958
TCF FINANCIAL CORPORATION        1,227         63,068
TRUSTMARK CORPORATION            3,794         92,649
UNION PLANTERS CORPORATION       1,657         77,150
US BANCORP                      26,077        543,705
VALLEY NATIONAL BANCORP          4,179        144,928
VIB CORPORATION+                 5,111         52,388
VISTA BANCORP INCORPORATED       2,392         62,072
WACHOVIA CORPORATION            18,097        601,363
WASHINGTON MUTUAL
  INCORPORATED                  14,074        457,827

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
WELLS FARGO & COMPANY++         22,931   $  1,075,464
WILMINGTON TRUST
  CORPORATION                      470         30,827
YARDVILLE NATIONAL BANCORP       2,968         37,159
ZIONS BANCORPORATION             1,317         69,603
                                         ------------
                                         $ 16,205,741
EATING & DRINKING PLACES
Percent of Net Assets                           0.37%
BRINKER INTERNATIONAL
  INCORPORATED+                  2,160   $     74,174
DARDEN RESTAURANTS
  INCORPORATED                   3,269        138,213
MCDONALD'S CORPORATION          18,921        493,838
OUTBACK STEAKHOUSE
  INCORPORATED+                  2,081         74,208
TRICON GLOBAL RESTAURANTS
  INCORPORATED+                  1,815        107,321
VIAD CORPORATION                 2,075         51,668
WENDY'S INTERNATIONAL
  INCORPORATED                   3,022         93,712
                                         ------------
                                         $  1,033,134
ELECTRIC, GAS & SANITARY SERVICES
Percent of Net Assets                           1.75%

AES CORPORATION+                 6,172   $     31,848
ALLEGHENY ENERGY
  INCORPORATED                   2,700         93,339
ALLIED WASTE INDUSTRIES
  INCORPORATED+                  3,245         42,347
AMEREN CORPORATION               2,694        110,104
AMERICAN ELECTRIC POWER
  COMPANY INCORPORATED           4,668        204,692
AMERICAN WATER WORKS
  INCORPORATED                   1,904         82,081
CALPINE CORPORATION+             4,212         30,958
CINERGY CORPORATION              2,331         74,126
CMS ENERGY CORPORATION           1,375         29,975
CONECTIV                         3,600         88,884
CONNECTICUT WATER SERVICE
  INCORPORATED                   3,034         85,225
CONSOLIDATED EDISON
  INCORPORATED                   4,900        199,920
CONSTELLATION ENERGY GROUP
  INCORPORATED                   1,896         54,756
DOMINION RESOURCES
  INCORPORATED                   2,810        163,767
DTE ENERGY COMPANY               2,870        118,875
DUKE ENERGY CORPORATION         11,831        417,634
DYNEGY INCORPORATED              4,741        121,227
EDISON INTERNATIONAL+            5,252         82,982
EL PASO CORPORATION              5,710        223,147
ENERGYSOUTH INCORPORATED         1,472         39,155
ENTERGY CORPORATION              3,693        152,447
EXELON CORPORATION               4,279        210,869
FIRSTENERGY CORPORATION          4,554        166,676
FPL GROUP INCORPORATED           2,078        110,363
KEYSPAN CORPORATION              2,200         70,510
KINDER MORGAN INCORPORATED       1,956         80,196
Security Name                 Shares        Value

MIDDLESEX WATER COMPANY          3,097   $     70,457
MIRANT CORPORATION+              9,521         82,642
NISOURCE INCORPORATED            2,458         51,593
NSTAR                            2,000         87,680
PACIFIC GAS & ELECTRIC
  COMPANY+                       5,292        112,243
PINNACLE WEST CAPITAL
  CORPORATION                    1,191         48,307
PPL CORPORATION                  1,940         63,263
PROGRESS ENERGY
  INCORPORATED                   3,049        136,412
PUBLIC SERVICE ENTERPRISE
  GROUP INCORPORATED             2,841        119,805
RELIANT ENERGY
  INCORPORATED                   3,406         70,845
SEMPRA ENERGY                    2,718         60,666
SOUTHERN COMPANY                10,384        263,754
TXU CORPORATION                  3,374        171,635
UNITIL CORPORATION               2,575         66,178
WASTE MANAGEMENT
  INCORPORATED                   9,529        250,708
WILLIAMS COMPANIES
  INCORPORATED                   6,051         93,488
XCEL ENERGY INCORPORATED         4,096         96,870
                                         ------------
                                         $  4,932,649
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT
Percent of Net Assets                           6.11%
ADC TELECOMMUNICATIONS
  INCORPORATED+                 10,674   $     38,426
ADVANCED FIBRE
  COMMUNICATIONS
  INCORPORATED+                  1,532         24,895
ADVANCED MICRO DEVICES
  INCORPORATED+                  4,204         56,754
ALCATEL SA ADR                  29,574        404,868
ALTERA CORPORATION+              5,152         98,249
AMERICAN POWER CONVERSION
  CORPORATION+                   3,475         45,488
ANALOG DEVICES
  INCORPORATED+                  4,680        174,143
ANDREW CORPORATION+              2,075         34,881
APPLIED MICRO CIRCUITS
  CORPORATION+                   6,182         47,540
ATMEL CORPORATION+               5,259         38,023
BROADCOM CORPORATION+            3,851        118,033
CANON INCORPORATED ADR           9,478        328,318
CHARTERED SEMICONDUCTOR
  MANUFACTURING ADR+             7,161        160,979
CIENA CORPORATION+               5,088         39,483
COMVERSE TECHNOLOGY
  INCORPORATED+                  2,752         43,069
CONEXANT SYSTEMS
  INCORPORATED+                  5,633         57,682
CREE RESEARCH
  INCORPORATED+                  1,816         25,551
CYPRESS SEMICONDUCTOR
  CORPORATION+                   1,769         35,115
DIGITAL LIGHTWAVE
  INCORPORATED+                  1,206          5,825

38
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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
ECHOSTAR COMMUNICATIONS
  CORPORATION+                   3,584   $     93,614
EMERSON ELECTRIC COMPANY         5,410        311,562
EVERCEL INCORPORATED+               42             66
GEMSTAR-TV GUIDE
  INTERNATIONAL
  INCORPORATED+                  3,955         72,337
GENERAL ELECTRIC COMPANY       145,900      5,617,150
HARRIS CORPORATION               1,409         48,258
INTEGRATED DEVICE
  TECHNOLOGY INCORPORATED+       1,712         43,776
INTEL CORPORATION               94,737      2,707,583
INTERNATIONAL RECTIFIER
  CORPORATION+                   1,055         38,740
JDS UNIPHASE CORPORATION+       19,532         94,730
KONINKLIJKE (ROYAL)
  PHILIPS ELECTRONICS NV
  ADR                           16,570        430,157
LATTICE SEMICONDUCTOR
  CORPORATION+                   2,406         41,335
LINEAR TECHNOLOGY
  CORPORATION                    4,185        154,134
LSI LOGIC CORPORATION+           4,734         70,963
LUCENT TECHNOLOGIES
  INCORPORATED+                 50,068        279,880
MATSUSHITA ELECTRIC
  INDUSTRIES COMPANY
  LIMITED ADR                   22,193        267,648
MAXIM INTEGRATED PRODUCTS
  INCORPORATED+                  4,267        195,258
MAYTAG CORPORATION               1,780         71,075
MCDATA CORPORATION+              2,772         43,687
MICRON TECHNOLOGY
  INCORPORATED+                  9,757        313,688
MOLEX INCORPORATED               3,532        104,547
MOTOROLA INCORPORATED           31,911        414,843
MRV COMMUNICATIONS
  INCORPORATED+                  1,070          2,686
MYKROLIS CORPORATION+              653          6,923
NATIONAL SEMICONDUCTOR
  CORPORATION+                   2,600         65,390
NETWORK APPLIANCE
  INCORPORATED+                  4,684         74,897
NEXT LEVEL COMMUNICATIONS
  INCORPORATED+                  1,323          2,143
NOKIA CORPORATION ADR+          33,080        687,072
NORTEL NETWORKS
  CORPORATION+                  46,229        234,381
NOVELLUS SYSTEMS
  INCORPORATED+                  2,441        103,962
NVIDIA CORPORATION+              1,730         88,247
OPENWAVE SYSTEMS
  INCORPORATED+                  2,630         14,702
PIONEER CORPORATION ADR         12,334        234,223
PLEXUS CORPORATION+              1,311         28,200
PMC-SIERRA INCORPORATED+         2,300         33,603
POLYCOM INCORPORATED+            1,619         39,406
POWER-ONE INCORPORATED+          2,670         18,770
Security Name                 Shares        Value

POWERWAVE TECHNOLOGIES
  INCORPORATED+                  1,556   $     20,275
QLOGIC CORPORATION+              1,410         52,523
QUALCOMM INCORPORATED+          11,157        370,970
RAMBUS INCORPORATED+             1,643         11,255
RF MICRO DEVICES
  INCORPORATED+                  2,829         44,246
SANMINA CORPORATION+             9,566         97,095
SCIENTIFIC-ATLANTA
  INCORPORATED                   2,733         61,137
SONUS NETWORKS
  INCORPORATED+                  4,470         11,846
SONY CORPORATION ADR             5,800        267,960
TELEFONAKTIEBOLAGET LM
  ERICSSON ADR                  80,905        341,419
TELLABS INCORPORATED+            5,440         55,814
TEXAS INSTRUMENTS
  INCORPORATED                  25,167        738,651
TRANSWITCH CORPORATION+          1,869          5,364
TRIQUINT SEMICONDUCTOR
  INCORPORATED+                  2,220         20,091
VARIAN SEMICONDUCTOR
  EQUIPMENT ASSOCIATES
  INCORPORATED+                  1,173         39,905
VISHAY INTERTECHNOLOGY
  INCORPORATED+                  1,858         32,905
VITESSE SEMICONDUCTOR
  CORPORATION+                   3,186         22,366
WHIRLPOOL CORPORATION              941         70,669
XILINK INCORPORATED+             4,401        158,084
                                         ------------
                                         $ 17,249,533
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
RELATED SERVICES
Percent of Net Assets                           0.39%
APPLERA CORPORATION-CELERA
  GENOMICS GROUP+                1,665   $     33,633
CELGENE CORPORATION+             1,513         39,474
CURAGEN CORPORATION+             1,611         26,791
DUN & BRADSTREET
  CORPORATION+                   1,619         63,465
FLUOR CORPORATION                1,491         56,524
GENE LOGIC INCORPORATED+         2,768         44,759
HALLIBURTON COMPANY              4,529         74,547
INCYTE GENOMICS
  INCORPORATED+                  2,519         27,684
LANDAUER INCORPORATED            3,026        112,567
MILLENNIUM PHARMACEUTICALS
  INCORPORATED+                  4,629         86,933
MOODY'S CORPORATION              2,797        103,489
PAYCHEX INCORPORATED             5,526        204,186
QUEST DIAGNOSTICS
  INCORPORATED+                  1,366         96,863
QUINTILES TRANSNATIONAL
  CORPORATION+                   2,918         48,468
SERVICEMASTER LIMITED
  PARTNERSHIP                    5,586         75,802

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
UNITEDGLOBALCOM
  INCORPORATED CLASS A+          1,169   $      4,676
VIROLOGIC INCORPORATED+          1,242          2,919
                                         ------------
                                         $  1,102,780
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT
Percent of Net Assets                           0.35%
COOPER INDUSTRIES
  INCORPORATED                   1,484   $     52,459
CRANE COMPANY                    1,865         45,562
FORTUNE BRANDS
  INCORPORATED                   1,678         76,349
ILLINOIS TOOL WORKS
  INCORPORATED                   4,064        298,948
LOCKHEED MARTIN
  CORPORATION                    6,157        347,316
MASCO CORPORATION                5,575        156,490
                                         ------------
                                         $    977,124
FOOD & KINDRED PRODUCTS
Percent of Net Assets                           3.05%

ADOLPH COORS COMPANY               386   $     23,357
ANHEUSER BUSCH COMPANIES
  INCORPORATED                  12,415        631,303
ARCHER DANIELS MIDLAND
  COMPANY                       10,856        150,356
CADBURY SCHWEPPES PLC ADR       21,198        577,646
CAMPBELL SOUP COMPANY            5,664        151,455
COCA-COLA COMPANY               37,347      1,769,874
COCA-COLA ENTERPRISES
  INCORPORATED                   7,404        129,052
CONAGRA FOODS INCORPORATED       8,995        210,573
DIAGEO PLC ADR                  29,740      1,436,145
FLOWER FOODS INCORPORATED+       1,899         47,019
GENERAL MILLS INCORPORATED       3,514        162,452
HEINZ (H J) COMPANY              4,212        171,723
HERCULES INCORPORATED+           2,300         28,750
HERSHEY FOODS CORPORATION        1,842        130,137
HORMEL FOODS CORPORATION         2,576         70,505
KELLOGG COMPANY                  6,094        210,548
KIRIN BREWERY COMPANY
  LIMITED ADR                    7,045        451,021
KRAFT FOODS INCORPORATED         2,500         97,750
LVMH MOET HENNESSY LOUIS
  VUITTON ADR                   37,386        349,933
MCCORMICK & COMPANY              2,003         98,147
PEPSIAMERICAS INCORPORATED       3,040         41,709
PEPSICO INCORPORATED            23,877      1,205,789
SARA LEE CORPORATION            11,964        250,287
TYSON FOODS INCORPORATED         1,504         19,537
WM WRIGLEY JR COMPANY            3,456        193,674
                                         ------------
                                         $  8,608,742
FOOD STORES
Percent of Net Assets                           0.65%

ALBERTSON'S INCORPORATED         6,054   $    183,194
COLES MYER LIMITED ADR           7,566        273,889
ITO-YOKADO COMPANY LIMITED
  ADR                            8,837        349,503
KONINKLIJKE AHOLD NV ADR        21,711        506,083
KROGER COMPANY+                 11,875        263,031
Security Name                 Shares        Value

STARBUCKS CORPORATION+           5,423   $    124,783
WHOLE FOODS MARKET
  INCORPORATED+                  1,523         67,697
WINN DIXIE STORES
  INCORPORATED                   3,269         54,756
                                         ------------
                                         $  1,822,936
FOREIGN DEPOSITORY INSTITUTIONS
Percent of Net Assets                           1.94%
ABN AMRO HOLDING NV ADR         31,687   $    556,741
ALLIED IRISH BANKS PLC ADR      39,743        880,705
BANCO BILBAO VIZCAYA
  ARGENTARI SA ADR              30,389        353,728
BANCO COMERCIAL PORTUGUES
  SA ADR+                       10,780        187,033
BANCO SANTANDER CENTRAL
  HISPANO SA ADR                88,042        703,456
BARCLAYS PLC ADR                 6,323        763,186
HSBC HOLDINGS PLC ADR            5,505        308,610
NATIONAL AUSTRALIA BANK
  LIMITED ADR                    8,416        775,114
SAN PAOLO IMI SPA ADR           20,982        422,787
WESTPAC BANKING
  CORPORATION LIMITED ADR       11,994        507,946
                                         ------------
                                         $  5,459,306
FORESTRY
Percent of Net Assets                           0.05%

WEYERHAEUSER COMPANY             2,442   $    150,964
                                         ------------
FURNITURE & FIXTURES
Percent of Net Assets                           0.24%
ETHAN ALLEN INTERIORS
  INCORPORATED                   1,221   $     49,487
HERMAN MILLER INCORPORATED       1,916         44,566
HON INDUSTRIES
  INCORPORATED                   2,130         57,744
JOHNSON CONTROLS
  INCORPORATED                   1,852        164,384
LEAR CORPORATION+                1,386         61,954
LEGGETT & PLATT
  INCORPORATED                   3,658         93,828
NEWELL RUBBERMAID
  INCORPORATED                   3,969        123,555
ROCKWELL COLLINS                 3,176         73,842
                                         ------------
                                         $    669,360
GENERAL MERCHANDISE STORES
Percent of Net Assets                           1.88%
BJ'S WHOLESALE CLUB
  INCORPORATED+                  1,258   $     51,767
DOLLAR GENERAL CORPORATION       4,334         63,927
FAMILY DOLLAR STORES
  INCORPORATED                   3,801        124,825
FEDERATED DEPARTMENT
  STORES INCORPORATED+           2,707        113,450
JC PENNEY COMPANY
  INCORPORATED                   4,850         94,769
MAY DEPARTMENT STORES
  COMPANY                        4,658        170,669
SAKS INCORPORATED+               2,866         32,959
SEARS ROEBUCK & COMPANY          3,816        200,645

40
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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
TARGET CORPORATION              13,078   $    547,968
TJX COMPANIES INCORPORATED       3,999        151,842
WAL-MART STORES
  INCORPORATED                  60,698      3,763,883
                                         ------------
                                         $  5,316,704
HEALTH SERVICES
Percent of Net Assets                           0.42%
AMERICAN RETIREMENT
  CORPORATION+                   1,584   $      1,901
CAREMARK RX INCORPORATED+        3,243         56,590
CORVEL CORPORATION+              1,598         46,102
CYBER CARE INCORPORATED+         1,199            528
ENZON INCORPORATED+              1,116         48,992
EXPRESS SCRIPTS
  INCORPORATED+                    200         10,354
FIRST HEALTH GROUP
  CORPORATION+                   2,132         48,993
HCA INCORPORATED                 8,542        347,916
HEALTH MANAGEMENT
  ASSOCIATES INCORPORATED+       3,874         68,376
HEALTHSOUTH CORPORATION+         7,087         84,406
HUMAN GENOME SCIENCES
  INCORPORATED+                  1,870         38,372
IMMUNOMEDICS INCORPORATED+       1,713         28,453
LCA-VISION INCORPORATED+         9,279         13,107
MANOR CARE INCORPORATED+         2,357         44,194
TENET HEALTHCARE
  CORPORATION+                   4,966        286,787
UNIVERSAL HEALTH SERVICES
  INCORPORATED+                  1,217         46,842
                                         ------------
                                         $  1,171,913
HEAVY CONSTRUCTION OTHER THAN BUILDING
CONSTRUCTION-CONTRACTORS
Percent of Net Assets                           0.00%
UNIFAB INTERNATIONAL
  INCORPORATED+                  2,184   $        502
                                         ------------
HOLDING & OTHER INVESTMENT OFFICES
Percent of Net Assets                           0.40%
ANNALY MORTGAGE MANAGEMENT
  INCORPORATED                  12,664   $    206,423
BERKSHIRE HATHAWAY
  INCORPORATED CLASS A+             11        803,000
ISTAR FINANCIAL
  INCORPORATED                   4,200        113,946
                                         ------------
                                         $  1,123,369
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES
Percent of Net Assets                           0.18%
BED BATH & BEYOND
  INCORPORATED+                  4,340   $    144,956
BEST BUY COMPANY
  INCORPORATED+                  2,866        193,168
CIRCUIT CITY STORES --
  CIRCUIT CITY GROUP             3,460         61,865
PIER 1 IMPORTS
  INCORPORATED                   1,953         39,001
RADIOSHACK CORPORATION           2,560         70,246
                                         ------------
                                         $    509,236
Security Name                 Shares        Value

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES
Percent of Net Assets                           0.14%

HILTON HOTELS CORPORATION        5,916   $     76,080
MANDALAY RESORT GROUP+           1,225         35,893
MARRIOTT INTERNATIONAL
  INCORPORATED CLASS A           4,552        179,667
STARWOOD HOTELS & RESORTS
  OF WORLDWIDE
  INCORPORATED                   3,145        113,220
                                         ------------
                                         $    404,860
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT
Percent of Net Assets                           3.84%

AGCO CORPORATION                 2,092   $     46,986
AMERICAN STANDARD
  COMPANIES INCORPORATED+          825         53,873
APPLE COMPUTER
  INCORPORATED+                  5,326        115,574
APPLIED MATERIALS
  INCORPORATED+                 11,840        514,685
BAKER HUGHES INCORPORATED        3,624        127,963
BLACK & DECKER CORPORATION       1,208         58,588
CATERPILLAR INCORPORATED         4,318        239,692
CDW COMPUTER CENTERS
  INCORPORATED+                  1,211         63,941
CISCO SYSTEMS
  INCORPORATED+                 99,526      1,420,236
COMPAQ COMPUTER
  CORPORATION                   24,498        248,410
COOPER CAMERON
  CORPORATION+                     633         28,422
DEERE & COMPANY                  3,132        150,117
DELL COMPUTER CORPORATION+      35,309        871,779
DIEBOLD INCORPORATED             1,997         72,891
DOVER CORPORATION                3,255        128,800
EATON CORPORATION                1,434        115,781
EMC CORPORATION+                29,535        321,932
EMULEX CORPORATION+              1,616         52,455
FMC CORPORATION+                   410         15,478
FMC TECHNOLOGIES
  INCORPORATED+                    705         13,120
GATEWAY INCORPORATED+            5,466         25,144
GRANT PRIDECO
  INCORPORATED+                 10,393        130,016
HARDINGE INCORPORATED            3,026         31,168
HEWLETT-PACKARD COMPANY         28,827        579,999
HITACHI LIMITED ADR              4,304        269,043
IBM CORPORATION                 24,180      2,372,542
INGERSOLL-RAND COMPANY
  LIMITED CLASS A                2,195        109,750
INTERNATIONAL GAME
  TECHNOLOGY+                    1,639        110,665
JABIL CIRCUIT
  INCORPORATED+                  3,544         66,096
JUNIPER NETWORKS
  INCORPORATED+                  3,443         32,089
KADANT INCORPORATED+             2,257         29,341
LAM RESEARCH CORPORATION+        2,826         61,155
LEXMARK INTERNATIONAL
  INCORPORATED+                  2,094        104,093
MAKITA CORPORATION ADR           8,905         53,430

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
MINNESOTA MINING &
  MANUFACTURING COMPANY          5,263   $    620,666
NEC CORPORATION ADR             32,770        237,583
NX NETWORKS INCORPORATED+           42              0
PALL CORPORATION                 2,639         51,513
PALM INCORPORATED+              10,031         30,294
PARKER-HANNIFIN
  CORPORATION                    1,965         97,896
PITNEY BOWES INCORPORATED        4,201        175,266
QUANTUM CORPORATION+             3,106         27,643
RIVERSTONE NETWORKS
  INCORPORATED+                  1,559          5,955
SANDISK CORPORATION+             1,409         20,726
SMITH INTERNATIONAL
  INCORPORATED+                    478         30,903
SOLECTRON CORPORATION+          11,025         91,177
STANLEY WORKS                    1,785         90,018
SYMBOL TECHNOLOGIES
  INCORPORATED                   3,375         29,126
UNITED TECHNOLOGIES
  CORPORATION                    6,919        504,741
VA LINUX SYSTEMS
  INCORPORATED+                    385            674
VIVENDI UNIVERSAL SA ADR         5,200        201,240
                                         ------------
                                         $ 10,850,675
INSURANCE AGENTS, BROKERS & SERVICE
Percent of Net Assets                           0.19%

AON CORPORATION                  3,549   $    122,902
HUMANA INCORPORATED+             3,740         48,994
MARSH & MCLENNAN COMPANIES
  INCORPORATED                   3,468        366,047
                                         ------------
                                         $    537,943
INSURANCE CARRIERS
Percent of Net Assets                           3.34%
ACE LIMITED                      2,700   $    118,530
AEGON NV ADR                    15,779        340,826
AETNA INCORPORATED               1,582         55,465
AFLAC INCORPORATED               9,044        232,431
ALLMERICA FINANCIAL
  CORPORATION                      657         28,566
ALLSTATE CORPORATION            11,340        397,127
AMBAC FINANCIAL GROUP
  INCORPORATED                   1,332         82,651
AMERICAN INTERNATIONAL
  GROUP INCORPORATED            39,951      2,955,175
AMERICAN NATIONAL
  INSURANCE+                       711         63,428
AXA ADR                         33,139        611,083
CERES GROUP INCORPORATED+        2,184          8,168
CHUBB CORPORATION                1,943        145,997
CIGNA CORPORATION                2,642        236,987
CINCINNATI FINANCIAL
  CORPORATION                    3,181        127,908
CNA FINANCIAL CORPORATION+       1,136         32,955
CONSECO INCORPORATED+            5,159         19,346
HARTFORD FINANCIAL
  SERVICES GROUP                 2,820        188,940
HEALTH NET INCORPORATED+         2,285         55,388
Security Name                 Shares        Value

ING GROUP NV ADR                12,588   $    299,217
JEFFERSON PILOT
  CORPORATION                    2,340        118,334
JOHN HANCOCK FINANCIAL
  SERVICES INCORPORATED          4,284        164,548
LINCOLN NATIONAL
  CORPORATION                    2,118        108,463
LOEWS CORPORATION                2,244        130,893
MBIA INCORPORATED                1,707         99,774
METLIFE INCORPORATED            11,134        354,952
MGIC INVESTMENT
  CORPORATION                    1,325         88,934
OLD REPUBLIC INTERNATIONAL
  CORPORATION                    1,592         50,880
OXFORD HEALTH PLANS
  INCORPORATED+                  1,797         65,321
PMI GROUP INCORPORATED           1,768        125,263
PROGRESSIVE CORPORATION          1,132        176,366
PROTECTIVE LIFE
  CORPORATION                    1,063         33,017
RADIAN GROUP INCORPORATED          841         39,249
SAFECO CORPORATION               2,467         83,755
ST PAUL COMPANIES
  INCORPORATED                   2,369        115,844
STEWART INFORMATION
  SERVICES+                      2,523         42,891
TOKIO MARINE & FIRE
  INSURANCE COMPANY
  LIMITED ADR                   19,407        692,830
TORCHMARK CORPORATION            1,756         70,574
UNITEDHEALTH GROUP
  INCORPORATED                   5,313        385,139
UNITRIN INCORPORATED             1,614         63,721
UNUMPROVIDENT CORPORATION        2,973         84,195
WELLPOINT HEALTH NETWORKS
  INCORPORATED+                  1,344        163,457
XL CAPITAL LIMITED               1,800        171,468
                                         ------------
                                         $  9,430,056
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE
Percent of Net Assets                           0.02%

GEORGIA PACIFIC GROUP            2,748   $     70,486
                                         ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
Percent of Net Assets                           1.80%
AGILENT TECHNOLOGIES
  INCORPORATED+                  8,768   $    273,123
ALLERGAN INCORPORATED            2,015        130,653
APPLERA
  CORPORATION-APPLIED
  BIOSYSTEMS GROUP               2,927         66,150
BADGER METER INCORPORATED        2,285         57,719
BAUSCH & LOMB INCORPORATED       1,240         47,095
BAXTER INTERNATIONAL
  INCORPORATED                   9,356        519,071
BECKMAN COULTER
  INCORPORATED                   1,873         89,286
BECTON DICKINSON &
  COMPANY                        4,100        150,429
BIOMET INCORPORATED              4,211        128,688

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
BOSTON SCIENTIFIC
  CORPORATION+                   5,974   $    133,579
CR BARD INCORPORATED               979         53,258
DANAHER CORPORATION              2,380        160,007
DENTSPLY INTERNATIONAL
  INCORPORATED                   2,862         94,933
EASTMAN KODAK COMPANY            3,692        116,298
ENDOCARDIAL SOLUTIONS
  INCORPORATED+                  2,128         14,258
FUJI PHOTO FILM COMPANY
  LIMITED ADR                    7,160        228,547
GENERAL MOTORS CORPORATION
  CLASS H+                       8,858        130,656
GUIDANT CORPORATION+             4,186        173,719
HEALTHTRONICS SURGICAL
  SERVICE+                         942          8,092
KLA-TENCOR CORPORATION+          2,719        157,457
MEDTRONIC INCORPORATED          17,141        763,460
MICROCHIP TECHNOLOGY
  INCORPORATED+                  2,031         69,420
MILLIPORE CORPORATION              965         50,373
NEWPORT CORPORATION+             1,058         20,007
PERKINELMER INCORPORATED         1,909         43,907
RAYTHEON COMPANY                 4,855        187,840
RICOH COMPANY LIMITED ADR        3,765        334,088
ROCKWELL AUTOMATION
  CORPORATION                    2,476         48,901
ST JUDE MEDICAL
  INCORPORATED+                  1,382        108,211
STRYKER CORPORATION              3,061        188,252
TEKTRONIX INCORPORATED+          2,129         50,904
TERADYNE INCORPORATED+           3,112        104,283
THERMO ELECTRON
  CORPORATION+                   2,969         60,419
VIASYS HEALTHCARE
  INCORPORATED+                    433          9,513
WATERS CORPORATION+              1,876         58,625
XEROX CORPORATION+              11,866        115,219
ZIMMER HOLDINGS
  INCORPORATED+                  3,622        129,523
                                         ------------
                                         $  5,075,963
METAL MINING
Percent of Net Assets                           0.36%

BARRICK GOLD CORPORATION         7,100   $    128,155
INCO LIMITED+                    3,657         68,130
NEWMONT MINING CORPORATION       3,489         84,155
PHELPS DODGE CORPORATION+        1,058         40,109
PLACER DOME INCORPORATED        10,284        119,500
RIO TINTO PLC ADR                7,125        569,644
                                         ------------
                                         $  1,009,693
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
FUELS
Percent of Net Assets                           0.03%

VULCAN MATERIALS COMPANY         1,632   $     78,875
                                         ------------
Security Name                 Shares        Value

MISCELLANEOUS MANUFACTURING INDUSTRIES
Percent of Net Assets                           0.41%

CALLAWAY GOLF COMPANY            1,991   $     37,053
HASBRO INCORPORATED              3,867         55,337
MATTEL INCORPORATED              6,418        121,621
TIFFANY & COMPANY                2,319         76,086
TYCO INTERNATIONAL LIMITED      29,774        866,423
                                         ------------
                                         $  1,156,520
MISCELLANEOUS RETAIL
Percent of Net Assets                           0.54%

AMAZON.COM INCORPORATED+         4,082   $     57,556
CASH AMERICA INTERNATIONAL
  INCORPORATED                   6,282         49,628
COSTCO WHOLESALE
  CORPORATION+                   7,342        302,931
CVS CORPORATION                  5,566        152,063
DOLLAR TREE STORES
  INCORPORATED+                  1,733         55,525
OFFICE DEPOT INCORPORATED+       5,227         99,365
RITE AID CORPORATION+            6,030         20,140
STAPLES INCORPORATED+            6,487        127,599
TOYS R US INCORPORATED+          3,038         54,107
WALGREEN COMPANY                14,949        601,548
                                         ------------
                                         $  1,520,462
MOTION PICTURES
Percent of Net Assets                           0.36%

LIBERTY MEDIA CORPORATION+      26,600   $    340,480
WALT DISNEY COMPANY             29,709        683,307
                                         ------------
                                         $  1,023,787
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING
Percent of Net Assets                           0.08%
CNF TRANSPORTATION
  INCORPORATED                   1,694   $     52,531
OLD DOMINION FREIGHT LINE
  INCORPORATED+                  2,184         28,174
UNITED PARCEL SERVICE
  INCORPORATED                   2,368        139,570
                                         ------------
                                         $    220,275
NONDEPOSITORY CREDIT INSTITUTIONS
Percent of Net Assets                           1.28%

AMERICAN EXPRESS COMPANY        19,556   $    712,816
CAPITAL ONE FINANCIAL
  CORPORATION                    2,544        125,343
COUNTRYWIDE CREDIT
  INDUSTRIES INCORPORATED        1,300         53,365
FHLMC                           10,396        662,641
FNMA                            13,492      1,055,749
HOUSEHOLD INTERNATIONAL
  INCORPORATED                   5,870        302,305
MBNA CORPORATION                13,420        465,406
METRIS COMPANIES
  INCORPORATED                     999         16,264
PROVIDIAN FINANCIAL
  CORPORATION+                   3,353         13,043
USA EDUCATION INCORPORATED       1,933        179,286

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
WORLD ACCEPTANCE
  CORPORATION+                   3,227   $     22,266
                                         ------------
                                         $  3,608,484
OIL & GAS EXTRACTION
Percent of Net Assets                           2.14%
ANADARKO PETROLEUM
  CORPORATION                    4,413   $    229,917
APACHE CORPORATION               2,445        128,974
BJ SERVICES COMPANY+             1,565         51,880
BURLINGTON RESOURCES
  INCORPORATED                   2,731        102,631
DEVON ENERGY CORPORATION         4,292        187,475
DIAMOND OFFSHORE DRILLING
  INCORPORATED                     546         15,818
ENI SPA ADR                      5,346        371,494
ENSCO INTERNATIONAL
  INCORPORATED                   1,280         32,602
EOG RESOURCES INCORPORATED       3,907        137,487
GLOBALSANTAFE CORP               2,984         82,508
HOUSTON EXPLORATION
  COMPANY+                       5,500        172,425
KERR-MCGEE CORPORATION           1,094         60,487
NABORS INDUSTRIES
  INCORPORATED+                  1,760         62,427
NEWFIELD EXPLORATION
  COMPANY+                       4,600        166,934
NOBLE AFFILIATES
  INCORPORATED                   3,767        136,365
NOBLE DRILLING
  CORPORATION+                   1,657         58,376
OCCIDENTAL PETROLEUM
  CORPORATION                    4,784        128,403
OSCA INCORPORATED+               3,977        110,561
PIONEER NATURAL RESOURCES
  COMPANY+                       3,205         63,523
PRIDE INTERNATIONAL
  INCORPORATED+                 11,800        151,984
REPSOL SA ADR                   18,412        225,363
ROWAN COMPANIES
  INCORPORATED+                  1,620         30,213
SCHLUMBERGER LIMITED             7,177        417,773
TIDEWATER INCORPORATED             875         34,108
TOTAL FINA ELF ADR              36,665      2,696,711
TRANSOCEAN SEDCO FOREX
  INCORPORATED                   3,695        103,497
VARCO INTERNATIONAL
  INCORPORATED+                  1,334         21,344
WEATHERFOLD INTERNATIONAL
  INCORPORATED+                    980         45,178
                                         ------------
                                         $  6,026,458
PAPER & ALLIED PRODUCTS
Percent of Net Assets                           0.36%

BOISE CASCADE CORPORATION        4,900   $    176,155
BOWATER INCORPORATED               843         43,457
INTERNATIONAL PAPER
  COMPANY                        5,967        261,056
KIMBERLY-CLARK CORPORATION       6,354        397,760
Security Name                 Shares        Value

MEADWESTVACO CORPORATION         3,419   $    118,776
TEMPLE-INLAND INCORPORATED         572         31,855
                                         ------------
                                         $  1,029,059
PERSONAL SERVICES
Percent of Net Assets                           0.10%

CINTAS CORPORATION               3,139   $    139,026
H&R BLOCK INCORPORATED           2,906        146,608
                                         ------------
                                         $    285,634
PETROLEUM REFINING & RELATED INDUSTRIES
Percent of Net Assets                           3.08%

AMERADA HESS CORPORATION         1,759   $    121,846
ASHLAND INCORPORATED             1,622         70,379
BP PLC ADR                      16,964        840,566
CHEVRONTEXACO CORPORATION       14,676      1,239,241
CONOCO INCORPORATED              8,549        236,465
EXXON MOBIL CORPORATION         96,090      3,968,517
MARATHON OIL CORPORATION         4,417        121,468
MURPHY OIL CORPORATION           1,088         93,764
PHILLIPS PETROLEUM COMPANY       3,519        208,008
ROYAL DUTCH PETROLEUM
  COMPANY ADR NY SHARES         29,338      1,507,093
SUNOCO INCORPORATED              2,408         92,756
UNOCAL CORPORATION               2,760         99,167
WD-40 COMPANY                    3,068         85,628
                                         ------------
                                         $  8,684,898
PRIMARY METAL INDUSTRIES
Percent of Net Assets                           0.59%
AK STEEL HOLDING
  CORPORATION+                  18,000   $    251,820
ALCAN INCORPORATED               4,259        172,660
ALCOA INCORPORATED              13,077        491,303
ALLEGHENY TECHNOLOGIES
  INCORPORATED                   2,572         40,149
ENGELHARD CORPORATION            2,120         60,992
KUBOTA CORPORATION ADR           8,150        453,099
NUCOR CORPORATION                1,513         85,485
PRECISION CASTPARTS
  CORPORATION                    1,195         38,539
UNITED STATES STEEL
  CORPORATION                    3,766         66,734
                                         ------------
                                         $  1,660,781
PRINTING, PUBLISHING & ALLIED INDUSTRIES
Percent of Net Assets                           1.29%

BELO CORPORATION                 2,939   $     64,511
DOW JONES & COMPANY
  INCORPORATED                   1,736         96,886
ELSEVIER NV ADR                 28,823        734,987
GANNETT COMPANY
  INCORPORATED                   4,001        304,796
KNIGHT-RIDDER INCORPORATED       1,489        100,359
MCGRAW-HILL COMPANIES
  INCORPORATED                   2,928        192,662
NEW YORK TIMES COMPANY
  CLASS A                        2,752        120,813
NEWS CORPORATION LIMITED
  ADR                            6,494        166,117
READERS DIGEST ASSOCIATION
  INCORPORATED                   2,081         43,451

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
REYNOLDS & REYNOLDS
  COMPANY                        2,524   $     74,079
RR DONNELLEY & SONS
  COMPANY                        2,880         82,397
TRIBUNE COMPANY                  5,557        237,951
VALASSIS COMMUNICATIONS
  INCORPORATED+                  1,234         47,460
VIACOM INCORPORATED
  CLASS B+                      25,677      1,195,264
WASHINGTON POST COMPANY            287        164,101
                                         ------------
                                         $  3,625,834
RAILROAD TRANSPORTATION
Percent of Net Assets                           0.22%
BURLINGTON NORTHERN SANTA
  FE CORPORATION                 4,649   $    134,914
CSX CORPORATION                  3,471        130,996
KANSAS CITY SOUTHERN
  INDUSTRIES INCORPORATED+       3,706         53,144
NORFOLK SOUTHERN
  CORPORATION                    5,379        127,966
UNION PACIFIC CORPORATION        3,063        185,832
                                         ------------
                                         $    632,852
REAL ESTATE
Percent of Net Assets                           0.08%
CATELLUS DEVELOPMENT
  CORPORATION+                   3,120   $     58,968
LNR PROPERTY CORPORATION         5,400        178,740
                                         ------------
                                         $    237,708
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
Percent of Net Assets                           0.15%
GOODYEAR TIRE & RUBBER
  COMPANY                        2,720   $     74,800
NIKE INCORPORATED CLASS B        3,973        233,851
SEALED AIR CORPORATION+          1,385         62,297
TUPPERWARE CORPORATION           2,141         43,205
                                         ------------
                                         $    414,153
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES
Percent of Net Assets                           1.05%
ATALANTA SOSNOFF CAPITAL
  CORPORATION                    1,999   $     19,990
BEAR STEARNS COMPANIES
  INCORPORATED                   2,492        137,284
CHARLES SCHWAB CORPORATION      19,009        247,877
E*TRADE GROUP
  INCORPORATED+                  3,281         26,576
EDWARDS AG INCORPORATED          1,329         54,290
FEDERATED INVESTORS
  INCORPORATED                   2,529         79,866
FRANKLIN RESOURCES
  INCORPORATED                   3,479        142,152
GOLDMAN SACHS GROUP
  INCORPORATED                   4,240        343,186
KNIGHT TRADING GROUP
  INCORPORATED+                  1,923         15,307
LEGG MASON INCORPORATED            974         51,057
Security Name                 Shares        Value

LEHMAN BROTHERS HOLDING
  INCORPORATED                   4,138   $    233,797
MERRILL LYNCH & COMPANY
  INCORPORATED                  12,330        591,224
MORGAN STANLEY DEAN
  WITTER & COMPANY              16,297        800,509
SANDERS MORRIS HARRIS
  GROUP INCORPORATED+            3,341         18,041
STIFEL FINANCIAL
  CORPORATION                    4,384         51,819
STILWELL FINANCIAL
  INCORPORATED                   3,065         69,913
T ROWE PRICE GROUP
  INCORPORATED                   2,111         84,039
                                         ------------
                                         $  2,966,927
STONE, CLAY, GLASS & CONCRETE PRODUCTS
Percent of Net Assets                           0.45%
CABOT MICROELECTRONICS
  CORPORATION+                     775   $     42,656
CORNING INCORPORATED+           14,440         97,181
HANSON PLC ADR                  34,046      1,138,498
                                         ------------
                                         $  1,278,335
TOBACCO PRODUCTS
Percent of Net Assets                           0.64%
PHILIP MORRIS COMPANIES
  INCORPORATED                  29,999   $  1,579,747
RJ REYNOLDS TOBACCO
  HOLDINGS INCORPORATED          2,467        161,959
UST INCORPORATED                 1,933         67,384
                                         ------------
                                         $  1,809,090
TRANSPORTATION BY AIR
Percent of Net Assets                           0.38%

AMR CORPORATION+                 1,688   $     44,057
DELTA AIRLINES
  INCORPORATED                   1,144         39,468
FEDEX CORPORATION+               4,667        270,033
JAPAN AIRLINES COMPANY
  LIMITED ADR                   60,848        322,494
NORTHWEST AIRLINES
  CORPORATION+                     737         11,748
SOUTHWEST AIRLINES COMPANY      15,527        327,775
UAL CORPORATION+                 4,185         53,652
US AIRWAYS GROUP
  INCORPORATED+                    838          4,458
                                         ------------
                                         $  1,073,685
TRANSPORTATION EQUIPMENT
Percent of Net Assets                           2.13%

BOEING COMPANY                  13,720   $    630,571
DAIMLERCHRYSLER AG              29,720      1,185,234
DANA CORPORATION                 3,642         67,741
DELPHI AUTOMOTIVE SYSTEMS
  CORPORATION                    8,833        141,240
FIAT SPA ADR                    15,607        196,180
FORD MOTOR COMPANY              25,094        373,399
GENERAL DYNAMICS
  CORPORATION                    3,127        284,182
GENERAL MOTORS CORPORATION       8,424        444,787
GENUINE PARTS COMPANY            3,208        117,188
GOODRICH CORPORATION             1,588         47,402

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
HARLEY-DAVIDSON
  INCORPORATED                   4,467   $    228,978
HONDA MOTOR COMPANY
  LIMITED ADR                   19,392        386,095
HONEYWELL INTERNATIONAL
  INCORPORATED                  11,960        455,915
ITT INDUSTRIES
  INCORPORATED                   1,992        117,528
NAVISTAR INTERNATIONAL
  CORPORATION                    1,243         52,852
NORTHROP GRUMMAN
  CORPORATION                    1,193        127,699
PACCAR INCORPORATED              1,882        135,372
SPX CORPORATION+                   631         79,828
STANDARD MOTOR PRODUCTS
  INCORPORATED                   4,348         58,959
TEXTRON INCORPORATED             2,152        102,285
TOYOTA MOTOR CORPORATION
  ADR                           12,633        649,968
TRW INCORPORATED                 2,344        117,786
                                         ------------
                                         $  6,001,189
TRANSPORTATION SERVICES
Percent of Net Assets                           0.05%

GATX CORPORATION                 1,492   $     45,685
SABRE HOLDINGS
  CORPORATION+                   2,106         92,685
                                         ------------
                                         $    138,370
WATER TRANSPORTATION
Percent of Net Assets                           0.12%

CARNIVAL CORPORATION            10,020   $    273,446
ROYAL CARIBBEAN CRUISES          3,227         59,635
                                         ------------
                                         $    333,081
WHOLESALE TRADE-DURABLE GOODS
Percent of Net Assets                           1.53%
APOLGENT TECHNOLOGIES
  INCORPORATED+                  2,741   $     65,811
ARROW ELECTRONICS
  INCORPORATED+                  1,267         33,956
GRAINGER (W W)
  INCORPORATED                   2,051        121,563
IMAGISTICS INTERNATIONAL
  INCORPORATED+                    336          5,275
JOHNSON & JOHNSON               43,181      2,629,723
KYOCERA CORPORATION ADR          3,051        181,535
MITSUBISHI CORPORATION ADR      25,452        353,370
MITSUI & COMPANY LIMITED
  ADR                            3,466        381,260
NISSAN MOTOR COMPANY
  LIMITED ADR                   30,420        390,289
OMNICARE INCORPORATED            2,359         49,893
SYCAMORE NETWORKS
  INCORPORATED+                  1,272          4,439
TECH DATA CORPORATION+           1,143         52,349
VISTEON CORPORATION              3,873         54,919
                                         ------------
                                         $  4,324,382
WHOLESALE TRADE-NONDURABLE GOODS
Percent of Net Assets                           0.67%
AMERISOURCEBERGEN
  CORPORATION                    1,200   $     81,240
Security Name                 Shares        Value

BROWN-FORMAN CORPORATION         1,042   $     70,804
CARDINAL HEALTH
  INCORPORATED                   6,138        405,660
MCKESSON CORPORATION             4,591        161,833
SAFEWAY INCORPORATED+            7,155        307,522
SMURFIT-STONE CONTAINER
  CORPORATION+                   2,848         46,451
SUPERVALU INCORPORATED           2,897         75,177
SYSCO CORPORATION               10,718        316,931
UNILEVER NV ADR                  7,211        420,257
                                         ------------
                                         $  1,885,875
TOTAL COMMON STOCK
(Cost $210,477,342)                      $202,534,530

Real Estate Investment Trust
Percent of Net Assets                           0.52%
APARTMENT INVESTMENT &
  MANAGEMENT COMPANY             3,579   $    161,699
ARCHSTONE SMITH TRUST            5,106        132,143
AVALONBAY COMMUNITIES
  INCORPORATED                   3,145        145,110
CAPITAL AUTOMOTIVE                  85          1,825
DUKE REALTY CORPORATION          6,152        146,418
EQUITY OFFICE PROPERTIES
  TRUST                         10,012        287,344
EQUITY RESIDENTIAL
  PROPERTIES TRUST               5,366        144,614
HOST MARRIOTT CORPORATION       10,919        117,925
PLUM CREEK TIMBER COMPANY        1,985         61,436
SIMON PROPERTY GROUP
  INCORPORATED                   4,181        128,691
VORNADO REALTY TRUST             3,594        150,229
                                         ------------
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,454,044)                        $  1,477,434

Rate Maturity               Principal

US Treasury Obligations
Percent of Net Assets                          26.50%
US TREASURY BONDS
Percent of Net Assets                          26.50%

 5.50%,   03/31/03          $  600,000   $    620,765
 4.00%,   04/30/03           2,100,000      2,140,442
 5.75%,   04/30/03             900,000        935,297
 10.75%,  05/15/03             400,000        439,562
 5.50%,   05/31/03             400,000        415,266
 5.38%,   06/30/03             900,000        934,242
 5.25%,   08/15/03             800,000        830,469
 5.75%,   08/15/03           2,400,000      2,507,719
 11.13%,  08/15/03             300,000        336,293
 2.75%,   10/31/03           4,000,000      3,999,532
 4.25%,   11/15/03             900,000        921,692
 11.88%,  11/15/03             400,000        460,031
 4.75%,   02/15/04           2,900,000      2,997,083
 5.88%,   02/15/04             900,000        949,043
 5.25%,   05/15/04           1,500,000      1,566,679
 7.25%,   05/15/04           2,600,000      2,824,656
 12.38%,  05/15/04             300,000        358,371

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

Rate Maturity               Principal       Value
US Treasury
Obligations (Continued)
 6.00%,   08/15/04          $1,800,000   $  1,914,259
 7.25%,   08/15/04           1,400,000      1,529,609
 5.88%,   11/15/04           3,000,000      3,186,092
 7.88%,   11/15/04             700,000        778,804
 11.63%,  11/15/04             400,000        483,141
 7.50%,   02/15/05           2,600,000      2,885,290
 6.50%,   05/15/05             900,000        976,325
 6.75%,   05/15/05           2,500,000      2,728,807
 12.00%,  05/15/05             200,000        249,812
 6.50%,   08/15/05           1,300,000      1,413,446
 10.75%,  08/15/05           1,000,000      1,222,109
 5.75%,   11/15/05           3,500,000      3,720,801
 5.88%,   11/15/05             900,000        961,067
 5.63%,   02/15/06           1,000,000      1,059,688
 9.38%,   02/15/06             300,000        358,207
 6.88%,   05/15/06           1,000,000      1,106,914
 7.00%,   07/15/06           3,290,000      3,660,895
 6.50%,   10/15/06           1,300,000      1,423,094
 6.25%,   02/15/07           1,000,000      1,086,602
 6.63%,   05/15/07           2,100,000      2,319,105
 6.13%,   08/15/07           4,500,000      4,869,315
 5.50%,   02/15/08             800,000        841,500
 5.63%,   05/15/08           1,900,000      2,008,062
 6.00%,   08/15/09           2,200,000      2,368,782
 6.50%,   02/15/10              40,000         44,372
 10.00%,  05/15/10             200,000        236,406
 5.75%,   08/15/10             800,000        848,438
 5.00%,   02/15/11           1,550,000      1,561,685
 5.25%,   11/15/28           6,000,000      5,713,830
                                         ------------
TOTAL US TREASURY OBLIGATIONS
(Cost $73,632,224)                       $ 74,793,599
Rate Maturity               Principal       Value

Short-Term Investments
Percent of Net Assets                           0.90%
US TREASURY BILLS
Percent of Net Assets                           0.90%

 1.70%^,   05/02/02         $2,558,000   $  2,550,380
                                         ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,550,544)                        $  2,550,380

TOTAL INVESTMENTS IN
SECURITIES
(Cost $288,114,154) *           99.70%   $281,355,943
OTHER ASSETS AND
LIABILITIES, NET                  0.30        851,319
                            ----------   ------------
TOTAL NET ASSETS               100.00%   $282,207,262
                            ----------   ------------

+                       Non-income earning securities.
^                       Yield to maturity.
++                      Security of an affiliate of the fund with a
                        cost of $963,006.
(a)                     This security filed Chapter 11 bankruptcy
                        effective on 2/1/02.

*                       Cost for federal income tax purposes is
                        $288,120,592 and net unrealized depreciation
                        consists of:
                        Gross Unrealized Appreciation     $ 16,077,953
                        Gross Unrealized Depreciation     (22,842,602)
                                                          ------------
                        Net Unrealized Depreciation     $ (6,764,649)

The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock
Percent of Net Assets                          84.65%
AGRICULTURAL PRODUCTION-CROPS
Percent of Net Assets                           0.02%
DOLE FOOD COMPANY
  INCORPORATED                     981   $     28,969
                                         ------------
AMUSEMENT & RECREATION SERVICES
Percent of Net Assets                           0.04%
HARRAH'S ENTERTAINMENT
  INCORPORATED+                  1,115   $     45,091
PARK PLACE ENTERTAINMENT
  CORPORATION+                   2,400         23,448
                                         ------------
                                         $     68,539
APPAREL & ACCESSORY STORES
Percent of Net Assets                           0.35%
ABERCROMBIE & FITCH
  COMPANY+                       1,405   $     37,429
GAP INCORPORATED                 7,636         91,403
INTIMATE BRANDS
  INCORPORATED                   1,154         22,307
KOHL'S CORPORATION+              3,750        253,762
LIMITED INCORPORATED             3,885         69,969
NORDSTROM INCORPORATED           1,345         34,244
PAYLESS SHOESOURCE
  INCORPORATED+                    575         34,178
ROSS STORES INCORPORATED           924         33,319
                                         ------------
                                         $    576,611
APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS
Percent of Net Assets                           0.26%

BENETTON GROUP SPA ADR          12,689   $    308,342
JONES APPAREL GROUP
  INCORPORATED+                  1,018         36,302
LIZ CLAIBORNE INCORPORATED       1,142         34,614
V F CORPORATION                  1,204         50,628
                                         ------------
                                         $    429,886
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
Percent of Net Assets                           0.08%

AUTONATION INCORPORATED+         4,455   $     55,643
AUTOZONE INCORPORATED+           1,150         76,314
                                         ------------
                                         $    131,957
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
BUILDERS
Percent of Net Assets                           0.02%

CLAYTON HOMES INCORPORATED       1,623   $     24,670
                                         ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
HOME DEALERS
Percent of Net Assets                           0.88%

FASTENAL COMPANY                   355   $     26,533
HOME DEPOT INCORPORATED         20,992      1,049,600
LOWE'S COMPANIES
  INCORPORATED                   6,854        310,144
SHERWIN WILLIAMS COMPANY         1,641         43,355
                                         ------------
                                         $  1,429,632
Security Name                 Shares        Value

BUSINESS SERVICES
Percent of Net Assets                           6.23%

3COM CORPORATION+                2,930   $     14,064
ADECCO SA ADR                   16,006        238,489
ADOBE SYSTEMS INCORPORATED       2,255         82,037
AFFILIATED COMPUTER
  SERVICES CLASS A+              1,040         50,866
AOL TIME WARNER
  INCORPORATED+                 44,605      1,106,204
ARBITRON INCORPORATED+             512         15,770
ARIBA INCORPORATED+              1,616          7,159
ASCENTIAL SOFTWARE
  CORPORATION+                   2,890         11,271
AUTODESK INCORPORATED            1,321         58,349
AUTOMATIC DATA PROCESSING
  INCORPORATED                   6,100        321,531
BEA SYSTEMS INCORPORATED+        3,356         42,655
BMC SOFTWARE INCORPORATED+       2,267         36,385
BROADVISION INCORPORATED+        2,481          4,739
BROCADE COMMUNICATIONS
  SYSTEMS INCORPORATED+          2,412         52,992
CADENCE DESIGN SYSTEMS
  INCORPORATED+                  3,107         65,713
CENDANT CORPORATION+            12,277        213,742
CERIDIAN CORPORATION+            3,307         61,510
CHOICEPOINT INCORPORATED+        1,489         79,215
CITRIX SYSTEMS
  INCORPORATED+                  2,528         38,350
CMGI INCORPORATED+               1,962          2,884
COGNEX CORPORATION+                771         17,818
COMDISCO INCORPORATED+           1,358            502
COMMERCE ONE INCORPORATED+       1,385          2,327
COMPUTER ASSOCIATES
  INTERNATIONAL
  INCORPORATED                   6,828        111,160
COMPUTER SCIENCES
  CORPORATION+                   1,599         75,968
COMPUWARE CORPORATION+           5,373         61,306
CONCORD EFS INCORPORATED+        4,902        147,207
CONVERGYS CORPORATION+           2,193         66,865
DELUXE CORPORATION               1,412         66,929
DOUBLECLICK INCORPORATED+        4,466         48,099
DST SYSTEMS INCORPORATED+          709         29,558
EBAY INCORPORATED+               1,912         99,520
ECHELON CORPORATION+             2,108         33,517
EFUNDS CORPORATION+              2,172         37,967
ELECTRONIC ARTS
  INCORPORATED+                  1,418         76,317
ELECTRONIC DATA SYSTEMS
  CORPORATION                    4,198        247,807
ELECTRONICS FOR IMAGING
  INCORPORATED+                    516         10,010
ENTERASYS NETWORKS
  INCORPORATED+                  1,813          6,436
EQUIFAX INCORPORATED             1,487         44,610
FIRST DATA CORPORATION           3,565        290,618
FISERV INCORPORATED+             2,530        108,132
FREEMARKETS INCORPORATED+          116          2,255

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
I2 TECHNOLOGIES
  INCORPORATED+                  2,477   $     13,500
IMS HEALTH INCORPORATED          2,729         54,580
INFOSPACE INCORPORATED+          2,712          3,661
INKTOMI CORPORATION+               981          4,287
INTERNET CAPITAL GROUP
  INCORPORATED+                  1,270            978
INTERPUBLIC GROUP OF
  COMPANIES INCORPORATED         2,865         77,928
INTUIT INCORPORATED+             2,796        105,940
ISS GROUP INCORPORATED+            520         12,329
KEANE INCORPORATED+              1,037         16,592
LEGATO SYSTEMS
  INCORPORATED+                  3,774         36,419
MACROMEDIA INCORPORATED+           546          9,555
MANPOWER INCORPORATED            1,076         36,078
MENTOR GRAPHICS
  CORPORATION+                   2,189         47,523
MERCURY INTERACTIVE
  CORPORATION+                     924         31,305
MICROMUSE INCORPORATED+          4,281         38,786
MICROSOFT CORPORATION+          48,859      2,850,434
MPS GROUP INCORPORATED+          1,616         10,649
NCR CORPORATION+                   839         35,070
NDCHEALTH CORPORATION            1,231         41,903
NETWORK ASSOCIATES
  INCORPORATED+                  1,519         36,031
NOVELL INCORPORATED+             3,198         13,080
OMNICOM GROUP INCORPORATED       1,774        165,940
ORACLE CORPORATION+             50,407        837,764
PARAMETRIC TECHNOLOGY
  CORPORATION+                   3,196         23,523
PEOPLESOFT INCORPORATED+         2,796         81,280
RATIONAL SOFTWARE
  CORPORATION+                   2,053         38,104
REALNETWORKS INCORPORATED+         981          5,346
REUTERS GROUP PLC ADR            3,944        173,772
ROBERT HALF INTERNATIONAL
  INCORPORATED+                  2,298         59,771
RSA SECURITY INCORPORATED+         744          7,083
SAP AG ADR                       6,352        217,047
SAPIENT CORPORATION+             1,558          6,840
SIEBEL SYSTEMS
  INCORPORATED+                  3,787        105,127
SUN MICROSYSTEMS
  INCORPORATED+                 30,573        260,176
SUNGARD DATA SYSTEMS
  INCORPORATED+                  2,678         82,670
SYBASE INCORPORATED+             2,349         39,628
SYMANTEC CORPORATION+            1,610         58,057
SYNOPSYS INCORPORATED+             819         38,575
TMP WORLDWIDE
  INCORPORATED+                  1,500         41,880
TOTAL SYSTEM SERVICES
  INCORPORATED                   1,331         30,746
UNISYS CORPORATION+              2,746         30,481
VERISIGN INCORPORATED+           2,135         50,664
Security Name                 Shares        Value

VERITAS SOFTWARE
  CORPORATION+                   4,060   $    144,089
VIGNETTE CORPORATION+            1,731          4,847
YAHOO! INCORPORATED+             4,872         70,449
                                         ------------
                                         $ 10,139,340
CHEMICALS & ALLIED PRODUCTS
Percent of Net Assets                          11.31%

ABBOTT LABORATORIES             13,941   $    788,363
ABGENIX INCORPORATED+            1,854         33,465
AIR PRODUCTS & CHEMICALS
  INCORPORATED                   2,465        119,553
AKZO NOBLE NV ADR                6,848        304,256
ALBERTO CULVER COMPANY
  CLASS B                        2,065        107,525
AMERICAN HOME PRODUCTS
  CORPORATION                   12,075        767,366
AMGEN INCORPORATED+              9,723        563,739
ASTRAZENECA PLC ADR             13,756        701,280
AVENTIS SA ADR                  13,171        976,629
AVERY DENNISON CORPORATION       1,018         65,152
AVON PRODUCTS INCORPORATED       2,227        115,114
BIOGEN INCORPORATED+             1,454         77,280
BRISTOL-MYERS SQUIBB
  COMPANY                       17,411        818,317
CABOT CORPORATION                1,105         36,111
CHIRON CORPORATION+              1,871         81,239
CLOROX COMPANY                   2,211         96,820
COLGATE-PALMOLIVE COMPANY        5,032        281,691
CROMPTON CORPORATION             2,017         20,049
DIAL CORPORATION                 2,247         37,750
DOW CHEMICAL COMPANY             7,851        245,579
E I DU PONT DE NEMOURS &
  COMPANY                        8,915        417,578
EASTMAN CHEMICAL COMPANY         1,123         49,412
ECOLAB INCORPORATED              1,214         56,852
ELI LILLY & COMPANY             10,466        792,590
ESTEE LAUDER COMPANIES
  INCORPORATED                     722         22,526
FOREST LABORATORIES
  INCORPORATED+                  1,875        149,100
GENENTECH INCORPORATED+          2,385        112,572
GENZYME CORPORATION+             2,074         92,044
GILEAD SCIENCES
  INCORPORATED+                  1,100         77,506
GILLETTE COMPANY                 9,388        320,975
GLAXOSMITHKLINE PLC ADR         35,398      1,732,732
ICN PHARMACEUTICALS
  INCORPORATED                   1,877         52,274
IDEC PHARMACEUTICALS
  CORPORATION+                   1,900        119,358
IDEXX LABORATORIES
  INCORPORATED+                  1,867         48,691
IMC GLOBAL INCORPORATED          1,439         19,139
IMMUNEX CORPORATION+             6,638        190,776
INTERNATIONAL FLAVORS &
  FRAGRANCES INCORPORATED        1,257         43,304
IVAX CORPORATION+                2,040         34,680
KING PHARMACEUTICALS
  INCORPORATED+                  3,054         94,857

WELLS FARGO OUTLOOK 2030 FUND       PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
LUBRIZOL CORPORATION             1,135   $     37,342
LYONDELL CHEMICAL COMPANY        1,486         23,226
MEDIMMUNE INCORPORATED+          2,250         92,768
MERCK & COMPANY
  INCORPORATED                  20,424      1,252,603
MILLENNIUM CHEMICALS
  INCORPORATED                   1,221         16,667
MYLAN LABORATORIES
  INCORPORATED                   2,190         66,532
NOVO NORDISK ADR                36,335      1,418,881
OLIN CORPORATION                   815         13,765
PFIZER INCORPORATED             57,632      2,360,606
PHARMACIA CORPORATION           12,018        493,338
PPG INDUSTRIES
  INCORPORATED                   1,743         89,503
PRAXAIR INCORPORATED             1,461         84,592
PROCTER & GAMBLE COMPANY        11,189        948,715
ROHM & HAAS COMPANY              2,059         79,086
SCHERING PLOUGH
  CORPORATION                   13,703        472,616
SEPRACOR INCORPORATED+             850         36,567
SIGMA ALDRICH                    1,148         52,337
SOLUTIA INCORPORATED             1,601         10,887
SULZER MEDICA ADR                8,289         63,328
TANOX INCORPORATED+                924         12,733
VALSPAR CORPORATION              2,055         90,995
WATSON PHARMACEUTICALS
  INCORPORATED+                  1,384         40,524
                                         ------------
                                         $ 18,421,855
COMMUNICATIONS
Percent of Net Assets                           5.54%
ADELPHIA BUSINESS
  SOLUTIONS INCORPORATED+          946   $         76
ADELPHIA COMMUNICATIONS+         1,900         41,705
ADTRAN INCORPORATED+               328          7,905
ALLTEL CORPORATION               2,905        161,663
AMERICAN TOWER
  CORPORATION+                   5,078         24,578
ANIXTER INTERNATIONAL
  INCORPORATED+                    476         12,314
AT&T CORPORATION                33,286        517,264
AT&T WIRELESS SERVICES
  INCORPORATED+                 24,711        249,334
AVAYA INCORPORATED+              2,621         14,022
BELLSOUTH CORPORATION           18,020        698,455
BRITISH SKY BROADCASTING
  PLC ADR+                       3,708        226,225
BROADWING INCORPORATED+          6,735         42,296
BT GROUP PLC ADR+                7,958        291,660
CABLEVISION SYSTEMS
  CORPORATION+                     973         34,931
CENTURYTEL INCORPORATED          1,673         55,544
CERTEGY INCORPORATED+            1,343         49,892
CLEAR CHANNEL
  COMMUNICATIONS
  INCORPORATED+                  6,737        314,078
COMCAST CORPORATION
  CLASS A+                      11,368        385,034
COX COMMUNICATIONS
  INCORPORATED+                  4,007        147,657
Security Name                 Shares        Value

DEUTSCHE TELEKOM ADR            20,831   $    293,508
FRANCE TELECOM SA ADR            3,502         91,752
GLOBAL PAYMENTS
  INCORPORATED                     747         22,836
HEARST-ARGYLE TELEVISION
  INCORPORATED+                  1,183         24,429
HISPANIC BROADCASTING
  CORPORATION+                   4,068        106,053
LEAP WIRELESS
  INTERNATIONAL+                 1,838          8,657
LEVEL 3 COMMUNICATIONS
  INCORPORATED+                  2,077          6,273
MCLEODUSA INCORPORATED+(A)       3,360            605
METROMEDIA FIBER NETWORK
  INCORPORATED+                  2,827            876
MMO2 PLC ADR+                    7,958         73,214
NEXTEL COMMUNICATIONS
  INCORPORATED CLASS A+          7,213         35,993
NIPPON TELEGRAPH &
  TELEPHONE CORPORATION
  ADR                           15,701        251,373
NTL INCORPORATED+                1,224            220
QWEST COMMUNICATIONS
  INTERNATIONAL
  INCORPORATED                  17,201        149,649
REDBACK NETWORKS
  INCORPORATED+                    750          2,318
SBC COMMUNICATIONS
  INCORPORATED                  31,637      1,197,144
SPRINT CORPORATION (FON
  GROUP)                         8,145        114,763
SPRINT CORPORATION (PCS
  GROUP)+                        8,710         80,568
TDC A/S ADR                     18,249        286,509
TELECOM CORPORATION OF NEW
  ZEALAND LIMITED ADR            5,746         99,291
TELEFONICA SA ADR+               9,858        345,928
TELEPHONE & DATA SYSTEMS
  INCORPORATED                   2,185        190,423
UNIVISION COMMUNICATIONS
  INCORPORATED CLASS A+          2,015         83,099
USA NETWORKS INCORPORATED+       2,759         81,556
VERIZON COMMUNICATIONS
  INCORPORATED                  26,464      1,238,515
VODAFONE GROUP PLC ADR          38,867        738,473
WILLIAMS COMMUNICATIONS
  GROUP INCORPORATED+            3,499            455
WORLDCOM INCORPORATED MCI
  GROUP                          2,501         17,232
WORLDCOM INCORPORATED-
  WORLDCOM GROUP+               27,407        206,100
                                         ------------
                                         $  9,022,445
DOMESTIC DEPOSITORY INSTITUTIONS
Percent of Net Assets                           6.31%

AMSOUTH BANCORPORATION           4,134   $     87,434
ASSOCIATED BANCORP               1,548         56,750
BANK OF AMERICA
  CORPORATION                   13,742        878,800

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
BANK OF NEW YORK COMPANY
  INCORPORATED                   6,318   $    237,810
BANK ONE CORPORATION             9,771        350,193
BB&T CORPORATION                 4,143        153,332
CHARTER ONE FINANCIAL
  INCORPORATED                   2,039         62,108
CITIGROUP INCORPORATED          49,222      2,227,295
CITY NATIONAL CORPORATION        3,524        179,090
COMERICA INCORPORATED            1,483         88,758
COMMERCE BANCSHARES
  INCORPORATED                     825         34,436
COMPASS BANCSHARES
  INCORPORATED                   1,507         45,135
FIFTH THIRD BANCORP              5,045        321,669
FIRST TENNESSEE NATIONAL
  CORPORATION                    5,049        174,191
FIRST VIRGINIA BANKS
  INCORPORATED                     736         38,905
FLEETBOSTON FINANCIAL
  CORPORATION                    8,523        284,498
GOLDEN WEST FINANCIAL
  CORPORATION                    1,513         96,454
HIBERNIA CORPORATION             2,382         43,829
HUNTINGTON BANCSHARES
  INCORPORATED                   2,943         54,298
J P MORGAN CHASE &
  COMPANY                       17,728        518,544
KEYCORP                          4,008        100,521
M & T BANK CORPORATION           1,091         83,462
MARSHALL & ILSLEY
  CORPORATION                    2,458        149,913
MELLON FINANCIAL
  CORPORATION                    4,203        151,308
MERCANTILE BANKSHARES
  CORPORATION                    1,127         49,374
NATIONAL CITY CORPORATION        5,136        146,479
NATIONAL COMMERCE
  FINANCIAL CORPORATION          3,425         90,249
NORTH FORK BANCORPORATION
  INCORPORATED                   2,016         69,713
NORTHERN TRUST CORPORATION       1,940        104,993
PACIFIC CENTURY FINANCIAL
  CORPORATION                    1,204         30,485
PNC FINANCIAL SERVICES
  GROUP INCORPORATED             2,525        138,724
REGIONS FINANCIAL
  CORPORATION                    4,907        159,478
SKY FINANCIAL GROUP
  INCORPORATED                   4,112         85,571
SOUTHTRUST CORPORATION           3,022         76,366
STATE STREET CORPORATION         2,873        145,661
SUNTRUST BANKS
  INCORPORATED                   2,543        159,675
SYNOVUS FINANCIAL
  CORPORATION                    2,621         76,795
TCF FINANCIAL CORPORATION        1,507         77,460
TRUSTMARK CORPORATION            1,152         28,132
UNION PLANTERS CORPORATION       4,737        220,555
US BANCORP                      18,480        385,308
Security Name                 Shares        Value

VALLEY NATIONAL BANCORP          1,857   $     64,401
WACHOVIA CORPORATION            12,272        407,799
WASHINGTON FEDERAL
  INCORPORATED                   2,222         57,639
WASHINGTON MUTUAL
  INCORPORATED                  12,624        410,659
WELLS FARGO & COMPANY ++        15,351        719,962
WILMINGTON TRUST
  CORPORATION                      402         26,367
ZIONS BANCORPORATION             2,304        121,766
                                         ------------
                                         $ 10,272,344
EATING & DRINKING PLACES
Percent of Net Assets                           0.38%
BRINKER INTERNATIONAL
  INCORPORATED+                  1,849   $     63,495
DARDEN RESTAURANTS
  INCORPORATED                   1,795         75,893
MCDONALD'S CORPORATION          11,442        298,636
OUTBACK STEAKHOUSE
  INCORPORATED+                    888         31,666
TRICON GLOBAL RESTAURANTS
  INCORPORATED+                  1,352         79,944
VIAD CORPORATION                 1,245         31,001
WENDY'S INTERNATIONAL
  INCORPORATED                   1,456         45,151
                                         ------------
                                         $    625,786
EDUCATIONAL SERVICES
Percent of Net Assets                           0.05%

APOLLO GROUP INCORPORATED+       1,523   $     73,942
                                         ------------
ELECTRIC, GAS & SANITARY SERVICES
Percent of Net Assets                           1.91%

AES CORPORATION+                 5,981   $     30,862
AMEREN CORPORATION               1,628         66,536
AMERICAN ELECTRIC POWER
  COMPANY INCORPORATED           3,916        171,717
AMERICAN WATER WORKS
  INCORPORATED                   1,643         70,830
CALPINE CORPORATION+             3,254         23,917
CINERGY CORPORATION              1,977         62,869
CONSOLIDATED EDISON
  INCORPORATED                   2,335         95,268
CONSTELLATION ENERGY GROUP
  INCORPORATED                   1,465         42,309
DOMINION RESOURCES
  INCORPORATED                   2,624        152,927
DTE ENERGY COMPANY               1,380         57,160
DUKE ENERGY CORPORATION          8,114        286,424
DYNEGY INCORPORATED              3,443         88,038
EDISON INTERNATIONAL+            3,560         56,248
EL PASO CORPORATION              5,400        211,032
ENTERGY CORPORATION              1,984         81,900
EXELON CORPORATION               3,780        186,278
FIRSTENERGY CORPORATION          4,596        168,214
FPL GROUP INCORPORATED           1,535         81,524
MIRANT CORPORATION+              2,820         24,478
NISOURCE INCORPORATED            2,566         53,860
PACIFIC GAS & ELECTRIC
  COMPANY+                       3,855         81,765

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
PINNACLE WEST CAPITAL
  CORPORATION                      808   $     32,772
PPL CORPORATION                  1,658         54,067
PROGRESS ENERGY
  INCORPORATED                   1,976         88,406
PUBLIC SERVICE ENTERPRISE
  GROUP INCORPORATED             1,792         75,569
RELIANT ENERGY
  INCORPORATED                   2,977         61,922
SEMPRA ENERGY                    2,256         50,354
SOUTHERN COMPANY                 6,635        168,529
TXU CORPORATION                  3,265        166,091
WASTE MANAGEMENT
  INCORPORATED                   5,797        152,519
WILLIAMS COMPANIES
  INCORPORATED                   5,854         90,444
XCEL ENERGY INCORPORATED         3,546         83,863
                                         ------------
                                         $  3,118,692
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT
Percent of Net Assets                           7.21%

ADAPTEC INCORPORATED+            1,014   $     11,560
ADC TELECOMMUNICATIONS
  INCORPORATED+                  7,137         25,693
ADVANCED FIBRE
  COMMUNICATIONS
  INCORPORATED+                    843         13,699
ADVANCED MICRO DEVICES
  INCORPORATED+                  2,905         39,217
ALCATEL SA ADR                  22,072        302,166
ALTERA CORPORATION+              3,817         72,790
AMERICAN POWER CONVERSION
  CORPORATION+                   2,351         30,775
ANALOG DEVICES
  INCORPORATED+                  3,210        119,444
ANDREW CORPORATION+              1,552         26,089
APPLIED MICRO CIRCUITS
  CORPORATION+                   5,512         42,387
ATMEL CORPORATION+               3,346         24,192
AVX CORPORATION                    792         14,311
BROADCOM CORPORATION+            3,535        108,348
CANON INCORPORATED ADR           8,487        293,990
CHARTERED SEMICONDUCTOR
  MANUFACTURING ADR+             2,879         64,720
CIENA CORPORATION+               2,390         18,546
COMVERSE TECHNOLOGY
  INCORPORATED+                  1,519         23,772
CONEXANT SYSTEMS
  INCORPORATED+                  4,765         48,794
CREE RESEARCH
  INCORPORATED+                    981         13,803
CYPRESS SEMICONDUCTOR
  CORPORATION+                   1,080         21,438
ECHOSTAR COMMUNICATIONS
  CORPORATION+                   3,000         78,360
EMERSON ELECTRIC COMPANY         3,627        208,879
GEMSTAR-TV GUIDE
  INTERNATIONAL
  INCORPORATED+                  2,816         51,505
Security Name                 Shares        Value

GENERAL ELECTRIC COMPANY        89,095   $  3,430,157
HARRIS CORPORATION                 671         22,982
IMATION CORPORATION+             1,593         37,404
INTEGRATED DEVICE
  TECHNOLOGY INCORPORATED+         932         23,831
INTEL CORPORATION               59,816      1,709,541
INTERNATIONAL RECTIFIER
  CORPORATION+                     534         19,608
INTERSIL CORPORATION+            1,420         38,880
JDS UNIPHASE CORPORATION+       15,684         76,067
KONINKLIJKE (ROYAL)
  PHILIPS ELECTRONICS NV
  ADR                           12,351        320,632
LATTICE SEMICONDUCTOR
  CORPORATION+                   1,270         21,819
LINEAR TECHNOLOGY
  CORPORATION                    3,226        118,814
LSI LOGIC CORPORATION+           3,764         56,422
LUCENT TECHNOLOGIES
  INCORPORATED+                 32,526        181,820
MATSUSHITA ELECTRIC
  INDUSTRIES COMPANY
  LIMITED ADR                   19,865        239,572
MAXIM INTEGRATED PRODUCTS
  INCORPORATED+                  2,543        116,368
MAYTAG CORPORATION               4,075        162,715
MCDATA CORPORATION+              2,966         46,744
MICRON TECHNOLOGY
  INCORPORATED+                  7,704        247,684
MOLEX INCORPORATED               1,845         54,612
MOTOROLA INCORPORATED           21,524        279,812
MYKROLIS CORPORATION+              382          4,046
NATIONAL SEMICONDUCTOR
  CORPORATION+                   1,777         44,692
NETWORK APPLIANCE
  INCORPORATED+                  2,943         47,059
NOKIA CORPORATION ADR+          24,667        512,334
NORTEL NETWORKS
  CORPORATION+                  29,205        148,069
NOVELLUS SYSTEMS
  INCORPORATED+                  2,192         93,357
NVIDIA CORPORATION+              1,870         95,389
OPENWAVE SYSTEMS
  INCORPORATED+                  2,008         11,225
PIONEER CORPORATION ADR         11,028        209,422
QLOGIC CORPORATION+                924         34,419
QUALCOMM INCORPORATED+           7,064        234,878
RAMBUS INCORPORATED+               875          5,994
RF MICRO DEVICES
  INCORPORATED+                  3,212         50,236
SANMINA CORPORATION+             4,788         48,598
SCIENTIFIC-ATLANTA
  INCORPORATED                   1,616         36,150
SILICON LABORATORIES
  INCORPORATED+                    347          9,029
SONY CORPORATION ADR             5,197        240,101
TELEFONAKTIEBOLAGET LM
  ERICSSON ADR                  60,407        254,918
TELLABS INCORPORATED+            3,723         38,198

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
TEXAS INSTRUMENTS
  INCORPORATED                  16,603   $    487,298
THOMAS & BETTS
  CORPORATION+                     718         13,714
US INDUSTRIES
  INCORPORATED+                  1,406          3,093
VARIAN SEMICONDUCTOR
  EQUIPMENT ASSOCIATES
  INCORPORATED+                  2,036         69,265
VISHAY INTERTECHNOLOGY
  INCORPORATED+                  1,243         22,014
VITESSE SEMICONDUCTOR
  CORPORATION+                   1,637         11,492
WHIRLPOOL CORPORATION              617         46,337
XILINK INCORPORATED+             2,984        107,185
                                         ------------
                                         $ 11,738,474
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
RELATED SERVICES
Percent of Net Assets                           0.41%
APPLERA CORPORATION-CELERA
  GENOMICS GROUP+                1,724   $     34,825
CURAGEN CORPORATION+             2,754         45,799
DUN & BRADSTREET
  CORPORATION+                   1,057         41,434
FLUOR CORPORATION                1,475         55,917
HALLIBURTON COMPANY              4,874         80,226
MILLENNIUM PHARMACEUTICALS
  INCORPORATED+                  2,662         49,992
MOODY'S CORPORATION              1,768         65,416
PAYCHEX INCORPORATED             3,494        129,103
QUEST DIAGNOSTICS
  INCORPORATED+                    978         69,350
QUINTILES TRANSNATIONAL
  CORPORATION+                   1,396         23,188
SERVICEMASTER LIMITED
  PARTNERSHIP                    4,601         62,436
UNITEDGLOBALCOM
  INCORPORATED CLASS A+          1,097          4,388
                                         ------------
                                         $    662,074
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT
Percent of Net Assets                           0.39%
COOPER INDUSTRIES
  INCORPORATED                     831   $     29,376
CRANE COMPANY                    1,210         29,560
FORTUNE BRANDS
  INCORPORATED                   1,136         51,688
ILLINOIS TOOL WORKS
  INCORPORATED                   2,670        196,405
LOCKHEED MARTIN
  CORPORATION                    3,867        218,137
MASCO CORPORATION                4,214        118,287
                                         ------------
                                         $    643,453
FOOD & KINDRED PRODUCTS
Percent of Net Assets                           3.50%

ADOLPH COORS COMPANY               347   $     20,997
ANHEUSER BUSCH COMPANIES
  INCORPORATED                   7,370        374,765
Security Name                 Shares        Value

ARCHER DANIELS MIDLAND
  COMPANY                        5,831   $     80,759
CADBURY SCHWEPPES PLC ADR       15,827        431,286
CAMPBELL SOUP COMPANY            4,253        113,725
COCA-COLA COMPANY               21,812      1,033,670
COCA-COLA ENTERPRISES
  INCORPORATED                   3,779         65,868
CONAGRA FOODS INCORPORATED       4,537        106,211
DIAGEO PLC ADR                  22,208      1,072,424
FLOWER FOODS INCORPORATED+       1,692         41,894
GENERAL MILLS INCORPORATED       2,351        108,687
HEINZ (H J) COMPANY              2,834        115,542
HERSHEY FOODS CORPORATION        1,448        102,301
HORMEL FOODS CORPORATION         1,794         49,102
KELLOGG COMPANY                  4,137        142,933
KIRIN BREWERY COMPANY
  LIMITED ADR                    6,284        402,302
LVMH MOET HENNESSY LOUIS
  VUITTON ADR                   27,875        260,910
MCCORMICK & COMPANY                943         46,207
PEPSIAMERICAS INCORPORATED       1,087         14,914
PEPSICO INCORPORATED            15,060        760,530
SARA LEE CORPORATION             7,296        152,632
SMITHFIELD FOODS
  INCORPORATED+                  2,386         58,934
TYSON FOODS INCORPORATED         1,600         20,784
WM WRIGLEY JR COMPANY            2,388        133,824
                                         ------------
                                         $  5,711,201
FOOD STORES
Percent of Net Assets                           0.82%

ALBERTSON'S INCORPORATED         3,685   $    111,508
COLES MYER LIMITED ADR           5,630        203,806
ITO-YOKADO COMPANY LIMITED
  ADR                            7,891        312,089
KONINKLIJKE AHOLD NV ADR        16,208        377,808
KROGER COMPANY+                  7,285        161,363
STARBUCKS CORPORATION+           3,619         83,273
WHOLE FOODS MARKET
  INCORPORATED+                  1,183         52,584
WINN DIXIE STORES
  INCORPORATED                   2,487         41,657
                                         ------------
                                         $  1,344,088
FOREIGN DEPOSITORY INSTITUTIONS
Percent of Net Assets                           2.50%
ABN AMRO HOLDING NV ADR         24,041   $    422,400
ALLIED IRISH BANKS PLC ADR      29,638        656,778
BANCO BILBAO VIZCAYA
  ARGENTARI SA ADR              22,690        264,111
BANCO COMERCIAL PORTUGUES
  SA ADR+                        7,210        125,094
BANCO SANTANDER CENTRAL
  HISPANO SA ADR                65,723        525,127
BARCLAYS PLC ADR                 4,748        573,084
HSBC HOLDINGS PLC ADR            4,125        231,248
NATIONAL AUSTRALIA BANK
  LIMITED ADR                    6,263        576,822
SAN PAOLO IMI SPA ADR           15,662        315,589

WELLS FARGO OUTLOOK 2030 FUND       PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
WESTPAC BANKING
  CORPORATION LIMITED ADR        8,955   $    379,244
                                         ------------
                                         $  4,069,497
FORESTRY
Percent of Net Assets                           0.07%

WEYERHAEUSER COMPANY             1,937   $    119,745
                                         ------------
FURNITURE & FIXTURES
Percent of Net Assets                           0.32%
ETHAN ALLEN INTERIORS
  INCORPORATED                   1,368   $     55,445
HERMAN MILLER INCORPORATED       1,412         32,843
HON INDUSTRIES
  INCORPORATED                   1,886         51,129
JOHNSON CONTROLS
  INCORPORATED                   2,414        214,267
LEGGETT & PLATT
  INCORPORATED                   2,074         53,198
NEWELL RUBBERMAID
  INCORPORATED                   2,513         78,230
ROCKWELL COLLINS                 1,658         38,549
                                         ------------
                                         $    523,661
GENERAL MERCHANDISE STORES
Percent of Net Assets                           2.17%
BIG LOTS INCORPORATED            1,636   $     20,614
BJ'S WHOLESALE CLUB
  INCORPORATED+                  1,540         63,371
DOLLAR GENERAL CORPORATION       3,145         46,389
FAMILY DOLLAR STORES
  INCORPORATED                   2,551         83,775
FEDERATED DEPARTMENT
  STORES INCORPORATED+           1,813         75,983
JC PENNEY COMPANY
  INCORPORATED                   2,283         44,610
MAY DEPARTMENT STORES
  COMPANY                        3,197        117,138
SAKS INCORPORATED+               1,429         16,434
SEARS ROEBUCK & COMPANY          2,854        150,063
TARGET CORPORATION               7,859        329,292
TJX COMPANIES INCORPORATED       2,547         96,710
WAL-MART STORES
  INCORPORATED                  40,308      2,499,499
                                         ------------
                                         $  3,543,878
HEALTH SERVICES
Percent of Net Assets                           0.43%

CAREMARK RX INCORPORATED+        3,190   $     55,666
FIRST HEALTH GROUP
  CORPORATION+                   1,386         31,850
HCA INCORPORATED                 5,122        208,619
HEALTH MANAGEMENT
  ASSOCIATES INCORPORATED+       2,294         40,489
HEALTHSOUTH CORPORATION+         5,033         59,943
LINCARE HOLDINGS
  INCORPORATED+                  3,364         84,638
TENET HEALTHCARE
  CORPORATION+                   3,372        194,733
Security Name                 Shares        Value

UNIVERSAL HEALTH SERVICES
  INCORPORATED+                    709   $     27,289
                                         ------------
                                         $    703,227
HEAVY CONSTRUCTION OTHER THAN BUILDING
CONSTRUCTION-CONTRACTORS
Percent of Net Assets                           0.01%

MASSEY ENERGY COMPANY              783   $     11,072
                                         ------------
HOLDING & OTHER INVESTMENT OFFICES
Percent of Net Assets                           0.45%
BERKSHIRE HATHAWAY
  INCORPORATED CLASS A+             10   $    730,000
                                         ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES
Percent of Net Assets                           0.21%
BED BATH & BEYOND
  INCORPORATED+                  2,806   $     93,720
BEST BUY COMPANY
  INCORPORATED+                  1,961        132,171
CIRCUIT CITY STORES -
  CIRCUIT CITY GROUP             2,092         37,405
PIER 1 IMPORTS
  INCORPORATED                   1,898         37,903
RADIOSHACK CORPORATION           1,722         47,252
                                         ------------
                                         $    348,451
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES
Percent of Net Assets                           0.25%

HILTON HOTELS CORPORATION        3,360   $     43,210
MANDALAY RESORT GROUP+           1,730         50,689
MARRIOTT INTERNATIONAL
  INCORPORATED CLASS A           2,081         82,137
MGM MIRAGE INCORPORATED+         4,614        158,722
STARWOOD HOTELS & RESORTS
  OF WORLDWIDE
  INCORPORATED                   2,018         72,648
                                         ------------
                                         $    407,406
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT
Percent of Net Assets                           4.57%
AMERICAN STANDARD
  COMPANIES INCORPORATED+          670   $     43,751
APPLE COMPUTER
  INCORPORATED+                  2,733         59,306
APPLIED MATERIALS
  INCORPORATED+                  7,186        312,375
AXCELIS TECHNOLOGIES
  INCORPORATED+                  5,399         65,922
BAKER HUGHES INCORPORATED        2,831         99,963
BLACK & DECKER CORPORATION         707         34,290
CATERPILLAR INCORPORATED         2,999        166,474
CDW COMPUTER CENTERS
  INCORPORATED+                    644         34,003
CIRRUS LOGIC INCORPORATED+       3,338         51,505
CISCO SYSTEMS
  INCORPORATED+                 65,504        934,742
COMPAQ COMPUTER
  CORPORATION                   14,918        151,269
COOPER CAMERON
  CORPORATION+                     670         30,083
DEERE & COMPANY                  2,015         96,579

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
DELL COMPUTER CORPORATION+      24,286   $    599,621
DIEBOLD INCORPORATED             1,084         39,566
DOVER CORPORATION                2,336         92,436
EATON CORPORATION                  900         72,666
EMC CORPORATION+                20,556        224,060
EMULEX CORPORATION+              1,200         38,952
GATEWAY INCORPORATED+            2,891         13,299
GRANT PRIDECO
  INCORPORATED+                  3,466         43,360
HEWLETT-PACKARD COMPANY         19,893        400,247
HITACHI LIMITED ADR              3,862        241,414
IBM CORPORATION                 15,555      1,526,256
INGERSOLL-RAND COMPANY
  LIMITED CLASS A                1,608         80,400
INTERNATIONAL GAME
  TECHNOLOGY+                    1,072         72,381
JABIL CIRCUIT
  INCORPORATED+                  1,920         35,808
JUNIPER NETWORKS
  INCORPORATED+                  2,366         22,051
LAM RESEARCH CORPORATION+        1,761         38,108
LEXMARK INTERNATIONAL
  INCORPORATED+                  1,161         57,713
MAKITA CORPORATION ADR           8,067         48,402
MAXTOR CORPORATION+              2,530         18,090
MINNESOTA MINING &
  MANUFACTURING COMPANY          3,380        398,603
NEC CORPORATION ADR             29,235        211,954
PALL CORPORATION                 2,241         43,744
PALM INCORPORATED+               5,127         15,484
PARKER-HANNIFIN
  CORPORATION                    1,211         60,332
PITNEY BOWES INCORPORATED        2,475        103,257
QUANTUM CORPORATION+             1,891         16,830
RIVERSTONE NETWORKS
  INCORPORATED+                  4,030         15,395
SILICON GRAPHICS
  INCORPORATED+                  3,288         11,475
SMITH INTERNATIONAL
  INCORPORATED+                    575         37,174
SOLECTRON CORPORATION+           8,421         69,642
STANLEY WORKS                      954         48,110
STORAGE TECHNOLOGY
  CORPORATION+                   2,390         45,888
SYMBOL TECHNOLOGIES
  INCORPORATED                   2,403         20,738
UNITED TECHNOLOGIES
  CORPORATION                    4,719        344,251
VARIAN MEDICAL SYSTEMS
  INCORPORATED+                  2,648        106,926
VIVENDI UNIVERSAL SA ADR         3,867        149,653
                                         ------------
                                         $  7,444,548
INSURANCE AGENTS, BROKERS & SERVICE
Percent of Net Assets                           0.21%

AON CORPORATION                  2,416   $     83,666
MARSH & MCLENNAN COMPANIES
  INCORPORATED                   2,471        260,814
                                         ------------
                                         $    344,480
Security Name                 Shares        Value

INSURANCE CARRIERS
Percent of Net Assets                           4.04%
21ST CENTURY INSURANCE
  GROUP                            787   $     13,418
ACE LIMITED                      2,600        114,140
AEGON NV ADR                    11,903        257,105
AETNA INCORPORATED                 959         33,623
AFLAC INCORPORATED               4,706        120,944
ALLMERICA FINANCIAL
  CORPORATION                      585         25,436
ALLSTATE CORPORATION             6,283        220,031
AMBAC FINANCIAL GROUP
  INCORPORATED                   1,014         62,919
AMERICAN FINANCIAL GROUP
  INCORPORATED                     808         21,267
AMERICAN INTERNATIONAL
  GROUP INCORPORATED            24,805      1,834,825
AMERICAN NATIONAL
  INSURANCE+                       231         20,608
AXA ADR                         24,758        456,538
CHUBB CORPORATION                1,541        115,791
CIGNA CORPORATION                1,394        125,042
CINCINNATI FINANCIAL
  CORPORATION                    1,423         57,219
CONSECO INCORPORATED+            3,116         11,685
HARTFORD FINANCIAL
  SERVICES GROUP                 2,138        143,246
HEALTH NET INCORPORATED+         4,282        103,796
ING GROUP NV ADR                 9,418        223,866
JEFFERSON PILOT
  CORPORATION                    1,352         68,371
JOHN HANCOCK FINANCIAL
  SERVICES INCORPORATED          3,693        141,848
LINCOLN NATIONAL
  CORPORATION                    1,708         87,467
LOEWS CORPORATION                2,270        132,409
MARKEL CORPORATION+                231         45,969
MBIA INCORPORATED                1,359         79,434
MERCURY GENERAL
  CORPORATION                    1,097         47,390
METLIFE INCORPORATED             6,750        215,190
MGIC INVESTMENT
  CORPORATION                    1,018         68,328
OLD REPUBLIC INTERNATIONAL
  CORPORATION                    1,630         52,095
OXFORD HEALTH PLANS
  INCORPORATED+                  1,037         37,695
PACIFICARE HEALTH SYSTEMS
  INCORPORATED+                    558          8,231
PMI GROUP INCORPORATED           1,156         81,903
PROGRESSIVE CORPORATION            703        109,527
PROTECTIVE LIFE
  CORPORATION                      773         24,009
RADIAN GROUP INCORPORATED        3,280        153,078
SAFECO CORPORATION               1,609         54,626
ST PAUL COMPANIES
  INCORPORATED                   1,945         95,111
TOKIO MARINE & FIRE
  INSURANCE COMPANY
  LIMITED ADR                   17,352        619,466
TORCHMARK CORPORATION            1,219         48,992

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
TRANSATLANTIC HOLDING
  INCORPORATED                     205   $     17,870
UNITEDHEALTH GROUP
  INCORPORATED                   3,535        256,252
UNITRIN INCORPORATED               824         32,532
UNUMPROVIDENT CORPORATION        2,409         68,223
WELLPOINT HEALTH NETWORKS
  INCORPORATED+                    679         82,580
                                         ------------
                                         $  6,590,095
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE
Percent of Net Assets                           0.04%

GEORGIA PACIFIC GROUP            2,230   $     57,200
                                         ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
Percent of Net Assets                           2.12%
AGILENT TECHNOLOGIES
  INCORPORATED+                  5,805   $    180,826
ALLERGAN INCORPORATED            1,354         87,793
APPLERA
  CORPORATION-APPLIED
  BIOSYSTEMS GROUP               2,084         47,098
BAUSCH & LOMB INCORPORATED         609         23,130
BAXTER INTERNATIONAL
  INCORPORATED                   5,142        285,278
BECKMAN COULTER
  INCORPORATED                   1,272         60,636
BECTON DICKINSON &
  COMPANY                        2,412         88,496
BIOMET INCORPORATED              2,718         83,062
BOSTON SCIENTIFIC
  CORPORATION+                   4,067         90,938
CR BARD INCORPORATED               824         44,826
DANAHER CORPORATION              1,353         90,962
DENTSPLY INTERNATIONAL
  INCORPORATED                   1,936         64,217
EASTMAN KODAK COMPANY            2,715         85,523
FUJI PHOTO FILM COMPANY
  LIMITED ADR                    6,392        204,033
GENERAL MOTORS CORPORATION
  CLASS H+                       8,322        122,750
GUIDANT CORPORATION+             3,118        129,397
KLA-TENCOR CORPORATION+          1,772        102,617
MEDTRONIC INCORPORATED          11,217        499,605
MICROCHIP TECHNOLOGY
  INCORPORATED+                  1,248         42,657
MILLIPORE CORPORATION              564         29,441
PERKINELMER INCORPORATED         1,048         24,104
RAYTHEON COMPANY                 3,515        135,995
RICOH COMPANY LIMITED ADR        3,361        298,239
ROCKWELL AUTOMATION
  CORPORATION                    1,658         32,746
ST JUDE MEDICAL
  INCORPORATED+                    868         67,964
STERIS CORPORATION+              2,562         52,572
Security Name                 Shares        Value

STRYKER CORPORATION              1,892   $    116,358
SYBRON DENTAL SPECIALTIES
  INCORPORATED+                  1,990         37,790
TEKTRONIX INCORPORATED+          1,152         27,544
TERADYNE INCORPORATED+           1,707         57,202
THERMO ELECTRON
  CORPORATION+                   1,777         36,162
VARIAN INCORPORATED+             1,151         39,261
WATERS CORPORATION+              1,443         45,094
XEROX CORPORATION+               5,829         56,600
ZIMMER HOLDINGS
  INCORPORATED+                  1,801         64,404
                                         ------------
                                         $  3,455,320
METAL MINING
Percent of Net Assets                           0.45%

BARRICK GOLD CORPORATION         4,002   $     72,236
INCO LIMITED+                    2,126         39,607
NEWMONT MINING CORPORATION       3,742         90,257
PHELPS DODGE CORPORATION+        1,051         39,843
PLACER DOME INCORPORATED         5,709         66,339
RIO TINTO PLC ADR                5,302        423,894
                                         ------------
                                         $    732,176
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
FUELS
Percent of Net Assets                           0.05%

VULCAN MATERIALS COMPANY         1,817   $     87,816
                                         ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES
Percent of Net Assets                           0.50%

CALLAWAY GOLF COMPANY            1,354   $     25,198
HASBRO INCORPORATED              2,142         30,652
MATTEL INCORPORATED              7,442        141,026
TIFFANY & COMPANY                1,484         48,690
TYCO INTERNATIONAL LIMITED      19,575        569,632
                                         ------------
                                         $    815,198
MISCELLANEOUS RETAIL
Percent of Net Assets                           0.60%

AMAZON.COM INCORPORATED+         2,197   $     30,978
BARNES & NOBLE
  INCORPORATED+                    843         26,125
BORDERS GROUP
  INCORPORATED+                  1,210         25,882
COSTCO WHOLESALE
  CORPORATION+                   4,038        166,608
CVS CORPORATION                  4,366        119,279
DOLLAR TREE STORES
  INCORPORATED+                    869         27,843
OFFICE DEPOT INCORPORATED+       3,277         62,296
RITE AID CORPORATION+            4,906         16,386
STAPLES INCORPORATED+            4,414         86,823
TOYS R US INCORPORATED+          1,937         34,498
WALGREEN COMPANY                 9,636        387,752
                                         ------------
                                         $    984,470
MOTION PICTURES
Percent of Net Assets                           0.46%

LIBERTY MEDIA CORPORATION+      23,900   $    305,920

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
MACROVISION CORPORATION+         1,277   $     29,818
WALT DISNEY COMPANY             18,163        417,749
                                         ------------
                                         $    753,487
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING
Percent of Net Assets                           0.03%
CNF TRANSPORTATION
  INCORPORATED                   1,573   $     48,779
                                         ------------
NONDEPOSITORY CREDIT INSTITUTIONS
Percent of Net Assets                           1.51%

AMERICAN EXPRESS COMPANY        12,862   $    468,820
CAPITAL ONE FINANCIAL
  CORPORATION                    2,092        103,073
COUNTRYWIDE CREDIT
  INDUSTRIES INCORPORATED        1,114         45,730
FHLMC                            7,075        450,961
FNMA                             9,331        730,150
HOUSEHOLD INTERNATIONAL
  INCORPORATED                   4,167        214,600
MBNA CORPORATION                 7,663        265,753
PROVIDIAN FINANCIAL
  CORPORATION+                   2,872         11,172
USA EDUCATION INCORPORATED       1,858        172,330
                                         ------------
                                         $  2,462,589
OIL & GAS EXTRACTION
Percent of Net Assets                           2.38%
ANADARKO PETROLEUM
  CORPORATION                    2,436   $    126,916
APACHE CORPORATION               1,736         91,574
BJ SERVICES COMPANY+             1,727         57,250
BURLINGTON RESOURCES
  INCORPORATED                   1,358         51,034
DEVON ENERGY CORPORATION         1,193         52,110
DIAMOND OFFSHORE DRILLING
  INCORPORATED                   1,820         52,725
ENI SPA ADR                      3,992        277,404
ENSCO INTERNATIONAL
  INCORPORATED                   1,439         36,651
EOG RESOURCES INCORPORATED       1,222         43,002
GLOBALSANTAFE CORP               1,137         31,438
KERR-MCGEE CORPORATION             915         50,590
NABORS INDUSTRIES
  INCORPORATED+                  2,353         83,461
NOBLE AFFILIATES
  INCORPORATED                     473         17,123
NOBLE DRILLING
  CORPORATION+                   1,399         49,287
OCCIDENTAL PETROLEUM
  CORPORATION                    3,430         92,061
REPSOL SA ADR                   13,747        168,263
ROWAN COMPANIES
  INCORPORATED+                  1,499         27,956
SCHLUMBERGER LIMITED             5,475        318,700
TOTAL FINA ELF ADR              27,359      2,012,254
TRANSOCEAN SEDCO FOREX
  INCORPORATED                   2,397         67,140
VARCO INTERNATIONAL
  INCORPORATED+                  1,213         19,408
Security Name                 Shares        Value

WEATHERFOLD INTERNATIONAL
  INCORPORATED+                  3,350   $    154,435
                                         ------------
                                         $  3,880,782
PAPER & ALLIED PRODUCTS
Percent of Net Assets                           0.49%
BEMIS COMPANY INCORPORATED         671   $     38,220
BOISE CASCADE CORPORATION          615         22,109
BOWATER INCORPORATED             1,846         95,161
INTERNATIONAL PAPER
  COMPANY                        4,234        185,238
KIMBERLY-CLARK CORPORATION       4,610        288,586
MEADWESTVACO CORPORATION         1,955         67,917
PACTIV CORPORATION+              1,721         32,751
SONOCO PRODUCTS COMPANY          1,222         33,788
TEMPLE-INLAND INCORPORATED         542         30,184
                                         ------------
                                         $    793,954
PERSONAL SERVICES
Percent of Net Assets                           0.18%

CINTAS CORPORATION               2,749   $    121,753
H&R BLOCK INCORPORATED           3,266        164,770
                                         ------------
                                         $    286,523
PETROLEUM REFINING & RELATED INDUSTRIES
Percent of Net Assets                           3.72%

AMERADA HESS CORPORATION           588   $     40,731
ASHLAND INCORPORATED               615         26,685
BP PLC ADR                      12,656        627,105
CHEVRONTEXACO CORPORATION        9,719        820,672
CONOCO INCORPORATED              5,475        151,439
EXXON MOBIL CORPORATION         65,088      2,688,134
MARATHON OIL CORPORATION         2,715         74,663
MURPHY OIL CORPORATION           2,461        212,089
PHILLIPS PETROLEUM COMPANY       2,942        173,902
ROYAL DUTCH PETROLEUM
  COMPANY ADR NY SHARES         19,568      1,005,208
SUNOCO INCORPORATED              3,234        124,574
UNOCAL CORPORATION               2,297         82,531
VALERO ENERGY CORPORATION          944         40,432
                                         ------------
                                         $  6,068,165
PRIMARY METAL INDUSTRIES
Percent of Net Assets                           0.70%

ALCAN INCORPORATED               4,208   $    170,592
ALCOA INCORPORATED               9,923        372,807
ALLEGHENY TECHNOLOGIES
  INCORPORATED                   1,100         17,171
COMMSCOPE INCORPORATED+            950         15,675
ENGELHARD CORPORATION            1,453         41,803
HUBBELL INCORPORATED             1,650         52,784
KUBOTA CORPORATION ADR           7,271        404,231
NUCOR CORPORATION                1,232         69,608
                                         ------------
                                         $  1,144,671
PRINTING, PUBLISHING & ALLIED INDUSTRIES
Percent of Net Assets                           1.70%
AMERICAN GREETINGS
  CORPORATION+                   1,731   $     23,836
BELO CORPORATION                 1,774         38,939

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
DOW JONES & COMPANY
  INCORPORATED                   3,413   $    190,480
ELSEVIER NV ADR                 21,478        547,689
GANNETT COMPANY
  INCORPORATED                   2,242        170,796
HARTE-HANKS INCORPORATED         1,202         36,361
HOLLINGER INTERNATIONAL
  INCORPORATED                   3,750         44,850
KNIGHT-RIDDER INCORPORATED         722         48,663
MCGRAW-HILL COMPANIES
  INCORPORATED                   1,705        112,189
MEREDITH CORPORATION             1,038         40,959
NEW YORK TIMES COMPANY
  CLASS A                        1,445         63,436
NEWS CORPORATION LIMITED
  ADR                            4,826        123,449
READERS DIGEST ASSOCIATION
  INCORPORATED                   1,024         21,381
REYNOLDS & REYNOLDS
  COMPANY                        1,940         56,939
RR DONNELLEY & SONS
  COMPANY                        1,716         49,095
SCRIPPS COMPANY (E W)              592         44,518
TRIBUNE COMPANY                  2,696        115,443
VALASSIS COMMUNICATIONS
  INCORPORATED+                    666         25,614
VIACOM INCORPORATED
  CLASS B+                      16,846        784,181
WASHINGTON POST COMPANY            415        237,289
                                         ------------
                                         $  2,776,107
RAILROAD TRANSPORTATION
Percent of Net Assets                           0.28%
BURLINGTON NORTHERN SANTA
  FE CORPORATION                 3,470   $    100,699
CSX CORPORATION                  1,961         74,008
KANSAS CITY SOUTHERN
  INDUSTRIES INCORPORATED+       2,713         38,904
NORFOLK SOUTHERN
  CORPORATION                    4,245        100,989
UNION PACIFIC CORPORATION        2,344        142,210
                                         ------------
                                         $    456,810
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
Percent of Net Assets                           0.14%
GOODYEAR TIRE & RUBBER
  COMPANY                        1,383   $     38,033
NIKE INCORPORATED CLASS B        2,415        142,147
SEALED AIR CORPORATION+            923         41,517
                                         ------------
                                         $    221,697
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES
Percent of Net Assets                           1.27%
BEAR STEARNS COMPANIES
  INCORPORATED                   2,447   $    134,805
CHARLES SCHWAB CORPORATION      12,707        165,699
EDWARDS AG INCORPORATED          1,155         47,182
FRANKLIN RESOURCES
  INCORPORATED                   2,769        113,141
Security Name                 Shares        Value

GOLDMAN SACHS GROUP
  INCORPORATED                   4,120   $    333,473
LEGG MASON INCORPORATED            722         37,847
LEHMAN BROTHERS HOLDING
  INCORPORATED                   3,641        205,717
MERRILL LYNCH & COMPANY
  INCORPORATED                   8,353        400,526
MORGAN STANLEY DEAN
  WITTER & COMPANY              10,498        515,661
STILWELL FINANCIAL
  INCORPORATED                   2,428         55,383
T ROWE PRICE GROUP
  INCORPORATED                   1,438         57,247
                                         ------------
                                         $  2,066,681
STONE, CLAY, GLASS & CONCRETE PRODUCTS
Percent of Net Assets                           0.35%
CABOT MICROELECTRONICS
  CORPORATION+                   1,255   $     69,075
CORNING INCORPORATED+            8,238         55,442
HANSON PLC ADR                  13,552        453,178
                                         ------------
                                         $    577,695
TOBACCO PRODUCTS
Percent of Net Assets                           0.74%
PHILIP MORRIS COMPANIES
  INCORPORATED                  19,290   $  1,015,811
RJ REYNOLDS TOBACCO
  HOLDINGS INCORPORATED          1,802        118,301
UST INCORPORATED                 2,253         78,540
                                         ------------
                                         $  1,212,652
TRANSPORTATION BY AIR
Percent of Net Assets                           0.47%

AIRBORNE INCORPORATED            1,183   $     21,389
AMR CORPORATION+                 1,738         45,362
CONTINENTAL AIRLINES
  INCORPORATED+                    664         20,916
DELTA AIRLINES
  INCORPORATED                   1,209         41,711
FEDEX CORPORATION+               2,838        164,207
JAPAN AIRLINES COMPANY
  LIMITED ADR                   49,836        264,131
NORTHWEST AIRLINES
  CORPORATION+                     685         10,919
SOUTHWEST AIRLINES COMPANY       6,765        142,809
UAL CORPORATION+                 3,356         43,024
US AIRWAYS GROUP
  INCORPORATED+                    667          3,548
                                         ------------
                                         $    758,016
TRANSPORTATION EQUIPMENT
Percent of Net Assets                           2.55%

BOEING COMPANY                   8,353   $    383,903
BRUNSWICK CORPORATION              880         23,751
DAIMLERCHRYSLER AG              22,201        885,376
DANA CORPORATION                 1,814         33,740
DELPHI AUTOMOTIVE SYSTEMS
  CORPORATION                    5,162         82,540
FIAT SPA ADR                    11,658        146,541
FORD MOTOR COMPANY              15,805        235,178
GENERAL DYNAMICS
  CORPORATION                    1,844        167,583

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--------------------------------------------------------------------------------

Security Name                 Shares        Value
Common Stock (Continued)
GENERAL MOTORS CORPORATION       4,759   $    251,275
GENUINE PARTS COMPANY            1,603         58,558
GOODRICH CORPORATION             1,102         32,895
HARLEY-DAVIDSON
  INCORPORATED                   2,685        137,633
HARSCO CORPORATION
  INCORPORATED                     642         23,831
HONDA MOTOR COMPANY
  LIMITED ADR                   17,260        343,646
HONEYWELL INTERNATIONAL
  INCORPORATED                   8,041        306,522
ITT INDUSTRIES
  INCORPORATED                     845         49,855
NAVISTAR INTERNATIONAL
  CORPORATION                      828         35,207
NORTHROP GRUMMAN
  CORPORATION                    1,106        118,386
PACCAR INCORPORATED                980         70,491
SPX CORPORATION+                   299         37,826
TEXTRON INCORPORATED             1,705         81,039
TOYOTA MOTOR CORPORATION
  ADR                           11,286        580,665
TRW INCORPORATED                 1,267         63,667
                                         ------------
                                         $  4,150,108
TRANSPORTATION SERVICES
Percent of Net Assets                           0.06%

GATX CORPORATION                   688   $     21,067
SABRE HOLDINGS
  CORPORATION+                   1,619         71,252
                                         ------------
                                         $     92,319
WATER TRANSPORTATION
Percent of Net Assets                           0.12%

ALEXANDER & BALDWIN              2,245   $     55,586
CARNIVAL CORPORATION             5,227        142,645
                                         ------------
                                         $    198,231
WHOLESALE TRADE-DURABLE GOODS
Percent of Net Assets                           1.92%
APOLGENT TECHNOLOGIES
  INCORPORATED+                  1,494   $     35,871
ARROW ELECTRONICS
  INCORPORATED+                  1,016         27,229
AVNET INCORPORATED                 919         24,133
GRAINGER (W W)
  INCORPORATED                     944         55,951
JOHNSON & JOHNSON               27,488      1,674,019
KYOCERA CORPORATION ADR          2,703        160,829
MITSUBISHI CORPORATION ADR      22,806        316,634
MITSUI & COMPANY LIMITED
  ADR                            3,088        339,680
NISSAN MOTOR COMPANY
  LIMITED ADR                   27,237        349,450
OMNICARE INCORPORATED            3,025         63,979
TECH DATA CORPORATION+             734         33,617
VISTEON CORPORATION              3,198         45,348
                                         ------------
                                         $  3,126,740
Security Name                 Shares        Value

WHOLESALE TRADE-NONDURABLE GOODS
Percent of Net Assets                           0.88%
AMERISOURCEBERGEN
  CORPORATION                    1,300   $     88,010
BROWN-FORMAN CORPORATION           589         40,023
CARDINAL HEALTH
  INCORPORATED                   4,941        326,550
DEAN FOODS COMPANY+              1,022         73,247
MCKESSON CORPORATION             3,289        115,937
SAFEWAY INCORPORATED+            4,583        196,977
SMURFIT-STONE CONTAINER
  CORPORATION+                   1,680         27,401
SUPERVALU INCORPORATED           2,733         70,921
SYSCO CORPORATION                6,834        202,081
UNILEVER NV ADR                  4,992        290,934
                                         ------------
                                         $  1,432,081
TOTAL COMMON STOCK
(Cost $136,515,310)                      $137,940,285

REAL ESTATE INVESTMENT TRUST
Percent of Net Assets                           0.90%
APARTMENT INVESTMENT &
  MANAGEMENT COMPANY             2,826   $    127,679
ARCHSTONE SMITH TRUST            1,597         41,330
ARDEN REALTY INCORPORATED        3,023         77,691
AVALONBAY COMMUNITIES
  INCORPORATED                   1,575         72,671
BOSTON PROPERTIES
  INCORPORATED                   1,599         60,234
CARRAMERICA REALTY
  CORPORATION                    2,265         67,497
CRESCENT REAL ESTATE
  EQUITIES COMPANY               3,097         55,777
DUKE REALTY CORPORATION          2,524         60,071
EQUITY OFFICE PROPERTIES
  TRUST                          3,763        107,998
EQUITY RESIDENTIAL
  PROPERTIES TRUST               3,038         81,874
HIGHWOODS PROPERTIES
  INCORPORATED                   5,172        138,558
HOST MARRIOTT CORPORATION        4,072         43,978
KIMCO REALTY CORPORATION         3,211         99,605
MACK CALI REALTY
  CORPORATION                    2,736         86,047
PLUM CREEK TIMBER COMPANY        1,375         42,556
PUBLIC STORAGE
  INCORPORATED                   4,049        148,841
ROUSE COMPANY                    1,511         45,058
SIMON PROPERTY GROUP
  INCORPORATED                   1,198         36,874
VORNADO REALTY TRUST             1,678         70,140
                                         ------------
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,389,190)                        $  1,464,479

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--------------------------------------------------------------------------------

Rate Maturity               Principal       Value

US Treasury Obligations
Percent of Net Assets                          14.45%
US TREASURY BONDS
Percent of Net Assets                          14.45%
 4.25%,   05/31/03          $  750,000   $    767,051
 5.25%,   08/15/03             700,000        726,660
 5.75%,   08/15/03           1,800,000      1,880,789
 2.75%,   10/31/03           1,250,000      1,249,853
 4.75%,   02/15/04           1,650,000      1,705,237
 7.25%,   08/15/04             200,000        218,516
 5.88%,   11/15/04             300,000        318,609
 7.50%,   02/15/05             200,000        221,945
 6.50%,   05/15/05             200,000        216,961
 6.75%,   05/15/05             400,000        436,609
 10.75%,  08/15/05             200,000        244,422
 5.88%,   11/15/05             300,000        320,355
 9.38%,   02/15/06             100,000        119,402
 7.00%,   07/15/06           1,500,000      1,669,101
 6.13%,   08/15/07             400,000        432,828
 5.63%,   05/15/08             300,000        317,063
 10.00%,  05/15/10             200,000        236,406
 5.75%,   08/15/10           2,800,000      2,969,532
 10.38%,  11/15/12             100,000        128,578
 12.00%,  08/15/13             400,000        560,328
 12.50%,  08/15/14             200,000        294,945
 11.75%,  11/15/14             200,000        287,484
 11.25%,  02/15/15             300,000        465,234
 10.63%,  08/15/15             100,000        149,926
 9.88%,   11/15/15             230,000        328,900
 8.75%,   05/15/17             300,000        399,703
 9.13%,   05/15/18             200,000        276,398
 9.00%,   11/15/18             200,000        274,625
 8.13%,   08/15/19             600,000        769,406
 8.50%,   02/15/20             100,000        132,859
 8.75%,   05/15/20             200,000        271,992
 8.75%,   08/15/20             500,000        680,977
 7.88%,   02/15/21             100,000        126,359
 8.13%,   05/15/21             300,000        388,465
 6.75%,   08/15/26           3,450,000      3,958,875
                                         ------------
TOTAL US TREASURY OBLIGATIONS
(Cost $22,935,100)                       $ 23,546,393

                                            Value

TOTAL INVESTMENTS IN
SECURITIES
(Cost $160,839,600)*           100.00%   $$162,951,157
OTHER ASSETS AND
LIABILITIES, NET                  0.00          6,558
                            ----------   ------------
TOTAL NET ASSETS               100.00%   $162,957,715
                            ----------   ------------

+                       Non-income earning securities.
++                      Security of an affiliate of the fund with a
                        cost of $538,069.
(a)                     This security filed Chapter 11 bankruptcy
                        effective on 2/1/02.

*                       Cost for federal income tax purposes is
                        $160,834,862 and net unrealized appreciation
                        consists of:
                        Gross Unrealized Appreciation    $ 29,341,068
                        Gross Unrealized Depreciation    (27,224,773)
                                                         ------------
                        Net Unrealized Appreciation     $  2,116,295

The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock
Percent of Net Assets                           94.39%
AMUSEMENT & RECREATION SERVICES
Percent of Net Assets                            0.15%
HARRAH'S ENTERTAINMENT
  INCORPORATED+                   2,604   $    105,306
PARK PLACE ENTERTAINMENT
  CORPORATION+                    8,996         87,891
SIX FLAGS INCORPORATED+           5,292         78,057
WESTWOOD ONE
  INCORPORATED+                   4,174        149,304
                                          ------------
                                          $    420,558
APPAREL & ACCESSORY STORES
Percent of Net Assets                            0.38%
ABERCROMBIE & FITCH
  COMPANY+                        3,109   $     82,824
GAP INCORPORATED                 15,334        183,548
INTIMATE BRANDS
  INCORPORATED                    2,087         40,342
KOHL'S CORPORATION+               6,152        416,306
LIMITED INCORPORATED              8,217        147,988
NORDSTROM INCORPORATED            2,841         72,332
ROSS STORES INCORPORATED          3,320        119,719
                                          ------------
                                          $  1,063,059
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
SIMILAR MATERIALS
Percent of Net Assets                            0.31%
BENETTON GROUP SPA ADR           21,722   $    527,845
JONES APPAREL GROUP
  INCORPORATED+                   3,550        126,593
LIZ CLAIBORNE
  INCORPORATED                    2,472         74,926
V F CORPORATION                   2,890        121,525
                                          ------------
                                          $    850,889
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS
Percent of Net Assets                            0.12%
AUTONATION INCORPORATED+         11,157   $    139,351
AUTOZONE INCORPORATED+            2,894        192,046
                                          ------------
                                          $    331,397
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
BUILDERS
Percent of Net Assets                            0.11%
DR HORTON INCORPORATED            4,185   $    166,982
LENNAR CORPORATION                2,534        139,902
                                          ------------
                                          $    306,884
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
HOME DEALERS
Percent of Net Assets                            1.02%
FASTENAL COMPANY                  1,053   $     78,701
HOME DEPOT INCORPORATED          39,777      1,988,850
LOWE'S COMPANIES
  INCORPORATED                   14,354        649,519
SHERWIN WILLIAMS COMPANY          3,507         92,655
                                          ------------
                                          $  2,809,725
BUSINESS SERVICES
Percent of Net Assets                            6.95%
3COM CORPORATION+                17,631   $     84,629
ADECCO SA ADR                    27,583        410,987
Security Name                 Shares         Value

ADOBE SYSTEMS
  INCORPORATED                    4,539   $    165,129
AOL TIME WARNER
  INCORPORATED+                  81,027      2,009,470
ART TECHNOLOGY GROUP
  INCORPORATED+                   1,640          4,034
ASCENTIAL SOFTWARE
  CORPORATION+                   15,263         59,526
AUTODESK INCORPORATED             1,594         70,407
AUTOMATIC DATA PROCESSING
  INCORPORATED                   10,758        567,054
BEA SYSTEMS INCORPORATED+         8,096        102,900
BMC SOFTWARE
  INCORPORATED+                   5,486         88,050
BROADVISION INCORPORATED+         4,622          8,828
BROCADE COMMUNICATIONS
  SYSTEMS INCORPORATED+           5,471        120,198
CADENCE DESIGN SYSTEMS
  INCORPORATED+                   6,588        139,336
CENDANT CORPORATION+             20,079        349,575
CERIDIAN CORPORATION+             4,238         78,827
CHECKFREE CORPORATION+            1,867         26,045
CHOICEPOINT INCORPORATED+         2,798        148,854
CITRIX SYSTEMS
  INCORPORATED+                   4,459         67,643
CMGI INCORPORATED+                5,740          8,438
COGNEX CORPORATION+               1,330         30,736
COMDISCO INCORPORATED+            4,867          1,801
COMMERCE ONE
  INCORPORATED+                   3,354          5,635
COMPUTER ASSOCIATES
  INTERNATIONAL
  INCORPORATED                   11,731        190,981
COMPUTER SCIENCES
  CORPORATION+                    3,320        157,733
COMPUWARE CORPORATION+            8,067         92,044
CONCORD EFS INCORPORATED+        10,566        317,297
CONVERGYS CORPORATION+            3,652        111,349
CSG SYSTEMS INTERNATIONAL
  INCORPORATED+                   2,063         64,324
DELUXE CORPORATION                3,969        188,131
DST SYSTEMS INCORPORATED+         2,438        101,640
EBAY INCORPORATED+                3,829        199,299
ECHELON CORPORATION+              1,640         26,076
ELECTRONIC ARTS
  INCORPORATED+                   3,495        188,101
ELECTRONIC DATA SYSTEMS
  CORPORATION                     8,456        499,158
ENTERASYS NETWORKS
  INCORPORATED+                   3,780         13,419
EQUIFAX INCORPORATED              3,687        110,610
FIRST DATA CORPORATION            6,934        565,260
FISERV INCORPORATED+              4,415        188,697
I2 TECHNOLOGIES
  INCORPORATED+                   7,247         39,496
IMS HEALTH INCORPORATED           6,906        138,120
INTERPUBLIC GROUP OF
  COMPANIES INCORPORATED          6,336        172,339
INTUIT INCORPORATED+              4,805        182,061

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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock (Continued)
IRON MOUNTAIN
  INCORPORATED+                   3,798   $    121,422
LAMAR ADVERTISING
  COMPANY+                        2,311         92,186
MANHATTAN ASSOCIATES
  INCORPORATED+                     521         15,656
MANPOWER INCORPORATED             2,803         93,985
MERCURY INTERACTIVE
  CORPORATION+                    1,836         62,204
MICROMUSE INCORPORATED+           1,789         16,208
MICROSOFT CORPORATION+           91,377      5,330,934
NCR CORPORATION+                  2,021         84,478
NETEGRITY INCORPORATED+             521          6,429
NETWORK ASSOCIATES
  INCORPORATED+                   5,400        128,088
NOVELL INCORPORATED+              6,789         27,767
OMNICOM GROUP
  INCORPORATED                    3,493        326,735
ORACLE CORPORATION+              96,109      1,597,331
PARAMETRIC TECHNOLOGY
  CORPORATION+                    6,092         44,837
PEOPLESOFT INCORPORATED+          5,686        165,292
PEREGRINE SYSTEMS
  INCORPORATED+                   4,885         43,965
PORTAL SOFTWARE
  INCORPORATED+                   1,490          2,280
RATIONAL SOFTWARE
  CORPORATION+                    5,062         93,951
REALNETWORKS
  INCORPORATED+                   2,087         11,374
REUTERS GROUP PLC ADR             6,732        296,612
ROBERT HALF INTERNATIONAL
  INCORPORATED+                   4,747        123,469
SAP AG ADR                       10,951        374,196
SAPIENT CORPORATION+              2,534         11,124
SERENA SOFTWARE
  INCORPORATED+                     969         15,582
SIEBEL SYSTEMS
  INCORPORATED+                   8,370        232,351
STELLENT INCORPORATED+            1,249         18,723
SUN MICROSYSTEMS
  INCORPORATED+                  56,278        478,926
SUNGARD DATA SYSTEMS
  INCORPORATED+                   6,557        202,415
SYBASE INCORPORATED+              2,595         43,778
SYMANTEC CORPORATION+             4,172        150,442
SYNOPSYS INCORPORATED+            1,988         93,635
TIBCO SOFTWARE
  INCORPORATED+                   1,416         14,939
TMP WORLDWIDE
  INCORPORATED+                   2,314         64,607
TOTAL SYSTEM SERVICES
  INCORPORATED                    1,672         38,623
UNISYS CORPORATION+               6,479         71,917
VERISIGN INCORPORATED+            6,035        143,211
VERITAS SOFTWARE
  CORPORATION+                    7,156        253,966
VIGNETTE CORPORATION+             8,647         24,212
Security Name                 Shares         Value

WEBMD CORPORATION+                9,020   $     70,807
YAHOO! INCORPORATED+             10,675        154,361
                                          ------------
                                          $ 19,237,255
CHEMICALS & ALLIED PRODUCTS
Percent of Net Assets                           12.30%
ABBOTT LABORATORIES              26,577   $  1,502,929
ABGENIX INCORPORATED+             2,487         44,890
AIR PRODUCTS & CHEMICALS
  INCORPORATED                    4,772        231,442
AKZO NOBLE NV ADR                11,794        524,007
ALBERTO CULVER COMPANY
  CLASS B                         2,217        115,439
AMERICAN HOME PRODUCTS
  CORPORATION                    22,903      1,455,485
AMGEN INCORPORATED+              18,678      1,082,950
ASTRAZENECA PLC ADR              23,750      1,210,775
AVENTIS SA ADR                   22,823      1,692,325
AVERY DENNISON
  CORPORATION                     1,955        125,120
AVON PRODUCTS
  INCORPORATED                    4,448        229,917
BIOGEN INCORPORATED+              3,260        173,269
BRISTOL-MYERS SQUIBB
  COMPANY                        32,774      1,540,378
CABOT CORPORATION                 2,654         86,733
CELL THERAPEUTICS
  INCORPORATED+                   1,496         33,047
CHIRON CORPORATION+               3,484        151,275
CLOROX COMPANY                    4,321        189,217
COLGATE-PALMOLIVE COMPANY         8,990        503,260
DOW CHEMICAL COMPANY             15,400        481,712
E I DU PONT DE NEMOURS &
  COMPANY                        18,020        844,057
EASTMAN CHEMICAL COMPANY          1,013         44,572
ECOLAB INCORPORATED               2,727        127,705
ELI LILLY & COMPANY              19,405      1,469,540
ESTEE LAUDER COMPANIES
  INCORPORATED                    2,291         71,479
FOREST LABORATORIES
  INCORPORATED+                   3,997        317,841
GENENTECH INCORPORATED+           4,945        233,404
GENZYME CORPORATION+              4,721        209,518
GILEAD SCIENCES
  INCORPORATED+                   2,483        174,952
GILLETTE COMPANY                 17,525        599,180
GLAXOSMITHKLINE PLC ADR          64,311      3,148,023
GREAT LAKES CHEMICAL
  CORPORATION                     1,227         28,896
ICN PHARMACEUTICALS
  INCORPORATED                    2,954         82,269
IDEC PHARMACEUTICALS
  CORPORATION+                    3,554        223,262
IMC GLOBAL INCORPORATED           4,049         53,852
IMMUNEX CORPORATION+              9,459        271,852
INTERNATIONAL FLAVORS &
  FRAGRANCES INCORPORATED         2,194         75,583
INVITROGEN CORPORATION+           2,020         92,193
IVAX CORPORATION+                 3,871         65,807

62
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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock (Continued)
KING PHARMACEUTICALS
  INCORPORATED+                   5,372   $    166,854
LYONDELL CHEMICAL COMPANY         6,978        109,066
MEDAREX INCORPORATED+             2,438         36,887
MEDIMMUNE INCORPORATED+           4,249        175,186
MERCK & COMPANY
  INCORPORATED                   38,502      2,361,327
MYLAN LABORATORIES
  INCORPORATED                    3,867        117,479
NOVO NORDISK ADR                 62,783      2,451,676
NPS PHARMACEUTICALS
  INCORPORATED+                   1,072         31,999
OSI PHARMACEUTICALS
  INCORPORATED+                   1,372         52,205
PFIZER INCORPORATED             106,993      4,382,433
PHARMACIA CORPORATION            22,808        936,268
PPG INDUSTRIES
  INCORPORATED                    3,118        160,109
PRAXAIR INCORPORATED              3,332        192,923
PROCTER & GAMBLE COMPANY         20,888      1,771,093
PROTEIN DESIGN LABS
  INCORPORATED+                   2,390         37,929
ROHM & HAAS COMPANY               4,544        174,535
SCHERING PLOUGH
  CORPORATION                    26,028        897,706
SEPRACOR INCORPORATED+            1,918         82,512
SIGMA ALDRICH                     2,127         96,970
SOLUTIA INCORPORATED              4,800         32,640
SULZER MEDICA ADR                14,261        108,954
VERTEX PHARMACEUTICALS
  INCORPORATED+                   1,943         42,377
WATSON PHARMACEUTICALS
  INCORPORATED+                   2,001         58,589
XOMA LIMITED+                     2,689         21,620
                                          ------------
                                          $ 34,007,492
COMMUNICATIONS
Percent of Net Assets                            6.00%
ADELPHIA BUSINESS
  SOLUTIONS INCORPORATED+         2,392   $        191
ADELPHIA COMMUNICATIONS+          3,903         85,671
AIRGATE PCS INCORPORATED+         1,520         13,954
ALLEGIANCE TELECOM
  INCORPORATED+                   4,323         11,326
ALLTEL CORPORATION                5,978        332,676
AMERICAN TOWER
  CORPORATION+                    5,062         24,500
AT&T CORPORATION                 65,205      1,013,285
AT&T WIRELESS SERVICES
  INCORPORATED+                  46,631        470,507
AVAYA INCORPORATED+               6,007         32,137
BELLSOUTH CORPORATION            31,984      1,239,700
BRITISH SKY BROADCASTING
  PLC ADR+                        6,384        389,488
BROADWING INCORPORATED+           7,652         48,055
BT GROUP PLC ADR+                13,730        503,205
Security Name                 Shares         Value

CABLEVISION SYSTEMS
  CORPORATION+                    2,513   $     90,217
CENTURYTEL INCORPORATED           3,599        119,487
CERTEGY INCORPORATED+             2,293         85,185
CHARTER COMMUNICATIONS
  INCORPORATED+                   7,231         75,202
CITIZENS COMMUNICATIONS
  COMPANY+                        8,125         74,019
CLEAR CHANNEL
  COMMUNICATIONS
  INCORPORATED+                  11,648        543,030
COMCAST CORPORATION
  CLASS A+                       17,325        586,798
COX COMMUNICATIONS
  INCORPORATED+                   4,819        177,580
CROWN CASTLE
  INTERNATIONAL
  CORPORATION+                    7,380         45,830
DEUTSCHE TELEKOM ADR             36,037        507,761
ENTERCOM COMMUNICATIONS
  CORPORATION+                    3,060        156,703
EXTREME NETWORKS
  INCORPORATED+                   3,652         22,971
FOUNDRY NETWORKS
  INCORPORATED+                   2,907         16,337
FOX ENTERTAINMENT GROUP
  INCORPORATED+                   3,951         88,107
FRANCE TELECOM SA ADR             6,031        158,012
HISPANIC BROADCASTING
  CORPORATION+                    4,808        125,345
LEVEL 3 COMMUNICATIONS
  INCORPORATED+                   9,169         27,690
MCLEODUSA INCORPORATED+
  (A)                            10,657          1,918
METROMEDIA FIBER NETWORK
  INCORPORATED+                   8,573          2,658
MMO2 PLC ADR+                    13,730        126,316
NEXTEL COMMUNICATIONS
  INCORPORATED CLASS A+          13,375         66,741
NIPPON TELEGRAPH &
  TELEPHONE CORPORATION
  ADR                            30,635        490,466
NTL INCORPORATED+                 3,792            683
PANAMSAT CORPORATION+             2,732         58,765
QWEST COMMUNICATIONS
  INTERNATIONAL
  INCORPORATED                   27,712        241,094
SBC COMMUNICATIONS
  INCORPORATED                   60,559      2,291,552
SPECTRASITE HOLDINGS
  INCORPORATED+                  10,362         13,263
SPRINT CORPORATION (FON
  GROUP)                         17,348        244,433
SPRINT CORPORATION (PCS
  GROUP)+                        17,279        159,831
TDC A/S ADR                      31,558        495,461
TELECOM CORPORATION OF
  NEW ZEALAND LIMITED ADR         9,878        170,692
TELEFONICA SA ADR+               17,406        610,787
TELEPHONE & DATA SYSTEMS
  INCORPORATED                    2,065        179,965

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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock (Continued)
UNIVISION COMMUNICATIONS
  INCORPORATED CLASS A+           4,373   $    180,343
USA NETWORKS
  INCORPORATED+                   7,169        211,916
VERIZON COMMUNICATIONS
  INCORPORATED                   48,710      2,279,628
VODAFONE GROUP PLC ADR           67,139      1,275,641
WESTERN WIRELESS
  CORPORATION+                    1,390         11,301
WORLDCOM INCORPORATED-
  WORLDCOM GROUP+                54,080        406,682
                                          ------------
                                          $ 16,585,105
DOMESTIC DEPOSITORY INSTITUTIONS
Percent of Net Assets                            7.02%
AMSOUTH BANCORPORATION            8,297   $    175,482
ASSOCIATED BANCORP                4,401        161,341
ASTORIA FINANCIAL
  CORPORATION                     3,970        118,346
BANK OF AMERICA
  CORPORATION                    27,313      1,746,666
BANK OF NEW YORK COMPANY
  INCORPORATED                   11,794        443,926
BANK ONE CORPORATION             20,062        719,022
BANKNORTH GROUP
  INCORPORATED                    6,687        167,108
BB&T CORPORATION                  8,867        328,168
CHARTER ONE FINANCIAL
  INCORPORATED                    3,380        102,955
CITIGROUP INCORPORATED           92,354      4,179,018
COMERICA INCORPORATED             2,729        163,331
COMMERCE BANCSHARES
  INCORPORATED                    3,454        144,170
COMPASS BANCSHARES
  INCORPORATED                    5,853        175,297
FIFTH THIRD BANCORP              10,811        689,309
FIRST TENNESSEE NATIONAL
  CORPORATION                     5,098        175,881
FIRST VIRGINIA BANKS
  INCORPORATED                    2,564        135,533
FLEETBOSTON FINANCIAL
  CORPORATION                    17,704        590,960
GOLDEN WEST FINANCIAL
  CORPORATION                     1,987        126,671
GREENPOINT FINANCIAL
  CORPORATION                     2,342        103,048
HUNTINGTON BANCSHARES
  INCORPORATED                    6,963        128,467
J P MORGAN CHASE &
  COMPANY                        34,029        995,348
M & T BANK CORPORATION            3,380        258,570
MARSHALL & ILSLEY
  CORPORATION                     3,937        240,118
MELLON FINANCIAL
  CORPORATION                     7,772        279,792
MERCANTILE BANKSHARES
  CORPORATION                     3,309        144,967
NATIONAL CITY CORPORATION         9,465        269,942
NATIONAL COMMERCE
  FINANCIAL CORPORATION           8,057        212,302
Security Name                 Shares         Value

NORTH FORK BANCORPORATION
  INCORPORATED                    6,633   $    229,369
NORTHERN TRUST
  CORPORATION                     3,574        193,425
PNC FINANCIAL SERVICES
  GROUP INCORPORATED              3,412        187,455
POPULAR INCORPORATED              5,692        165,182
REGIONS FINANCIAL
  CORPORATION                     5,305        172,413
SOUTHTRUST CORPORATION            8,673        219,167
SOVEREIGN BANCORP
  INCORPORATED                   13,700        173,579
STATE STREET CORPORATION          5,725        290,258
SUNTRUST BANKS
  INCORPORATED                    4,688        294,360
SYNOVUS FINANCIAL
  CORPORATION                     7,169        210,052
TCF FINANCIAL CORPORATION         2,670        137,238
UNION PLANTERS
  CORPORATION                     4,395        204,631
UNIONBANCAL CORPORATION           4,201        159,638
US BANCORP                       37,882        789,840
WACHOVIA CORPORATION             23,928        795,127
WASHINGTON MUTUAL
  INCORPORATED                   18,246        593,542
WELLS FARGO & COMPANY{::}        29,384      1,378,110
WILMINGTON TRUST
  CORPORATION                     1,939        127,179
ZIONS BANCORPORATION              2,223        117,486
                                          ------------
                                          $ 19,413,789
EATING & DRINKING PLACES
Percent of Net Assets                            0.47%
DARDEN RESTAURANTS
  INCORPORATED                    4,093   $    173,052
MCDONALD'S CORPORATION           22,539        588,268
OUTBACK STEAKHOUSE
  INCORPORATED+                   3,423        122,064
TRICON GLOBAL RESTAURANTS
  INCORPORATED+                   3,632        214,760
VIAD CORPORATION                  3,587         89,316
WENDY'S INTERNATIONAL
  INCORPORATED                    3,639        112,845
                                          ------------
                                          $  1,300,305
EDUCATIONAL SERVICES
Percent of Net Assets                            0.05%
APOLLO GROUP
  INCORPORATED+                   2,659   $    129,094
                                          ------------
ELECTRIC, GAS & SANITARY SERVICES
Percent of Net Assets                            2.24%
AES CORPORATION+                  8,009   $     41,326
ALLIED WASTE INDUSTRIES
  INCORPORATED+                   5,086         66,372
AMEREN CORPORATION                3,128        127,841
AMERICAN ELECTRIC POWER
  COMPANY INCORPORATED            6,652        291,690
AMERICAN WATER WORKS
  INCORPORATED                    4,498        193,909
CALPINE CORPORATION+              5,665         41,638
CINERGY CORPORATION               4,021        127,868

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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock (Continued)
CMS ENERGY CORPORATION            1,798   $     39,196
CONSOLIDATED EDISON
  INCORPORATED                    3,895        158,916
CONSTELLATION ENERGY
  GROUP INCORPORATED              3,099         89,499
DOMINION RESOURCES
  INCORPORATED                    4,214        245,592
DTE ENERGY COMPANY                4,535        187,840
DUKE ENERGY CORPORATION          13,442        474,503
DYNEGY INCORPORATED               5,740        146,772
EDISON INTERNATIONAL+             7,378        116,572
EL PASO CORPORATION               9,611        375,598
ENTERGY CORPORATION               5,132        211,849
EXELON CORPORATION                6,195        305,290
FIRSTENERGY CORPORATION           8,133        297,668
FPL GROUP INCORPORATED            3,000        159,330
KINDER MORGAN
  INCORPORATED                    3,185        130,585
MIRANT CORPORATION+               5,172         44,893
NICOR INCORPORATED                1,743         72,945
NISOURCE INCORPORATED             3,063         64,292
PACIFIC GAS & ELECTRIC
  COMPANY+                        6,561        139,159
PINNACLE WEST CAPITAL
  CORPORATION                     2,162         87,691
PPL CORPORATION                   3,047         99,363
PROGRESS ENERGY
  INCORPORATED                    3,447        154,219
PUBLIC SERVICE ENTERPRISE
  GROUP INCORPORATED              3,810        160,668
RELIANT ENERGY
  INCORPORATED                    6,192        128,794
REPUBLIC SERVICES
  INCORPORATED+                   4,771         85,639
SEMPRA ENERGY                     4,308         96,155
SOUTHERN COMPANY                 11,696        297,078
TXU CORPORATION                   6,168        313,766
WASTE MANAGEMENT
  INCORPORATED                   11,580        304,670
WILLIAMS COMPANIES
  INCORPORATED                    9,537        147,347
XCEL ENERGY INCORPORATED          6,920        163,658
                                          ------------
                                          $  6,190,191
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT
Percent of Net Assets                            8.03%
ADC TELECOMMUNICATIONS
  INCORPORATED+                  13,761   $     49,540
ADVANCED FIBRE
  COMMUNICATIONS
  INCORPORATED+                   2,492         40,495
ADVANCED MICRO DEVICES
  INCORPORATED+                   6,126         82,701
ALCATEL SA ADR                   38,104        521,644
ALTERA CORPORATION+               7,635        145,599
AMERICAN POWER CONVERSION
  CORPORATION+                    6,062         79,352
Security Name                 Shares         Value

AMKOR TECHNOLOGY
  INCORPORATED+                   4,025   $     55,867
ANALOG DEVICES
  INCORPORATED+                   6,776        252,135
ANDREW CORPORATION+               1,724         28,980
APPLIED MICRO CIRCUITS
  CORPORATION+                    6,038         46,432
ATMEL CORPORATION+               13,120         94,858
AVX CORPORATION                   1,562         28,225
BROADCOM CORPORATION+             4,472        137,067
CANON INCORPORATED ADR           16,565        573,812
CHARTERED SEMICONDUCTOR
  MANUFACTURING ADR+              5,002        112,445
CIENA CORPORATION+                6,725         52,186
COMVERSE TECHNOLOGY
  INCORPORATED+                   3,509         54,916
CONEXANT SYSTEMS
  INCORPORATED+                   4,912         50,299
CORVIS CORPORATION+               8,722          9,943
CREE RESEARCH
  INCORPORATED+                   1,938         27,268
CYPRESS SEMICONDUCTOR
  CORPORATION+                    4,792         95,121
DIGITAL LIGHTWAVE
  INCORPORATED+                     745          3,598
ECHOSTAR COMMUNICATIONS
  CORPORATION+                    5,551        144,992
EMCORE CORPORATION+               1,098          8,367
EMERSON ELECTRIC COMPANY          6,977        401,805
FINISAR CORPORATION+              4,547         27,737
GEMSTAR-TV GUIDE
  INTERNATIONAL
  INCORPORATED+                   8,467        154,861
GENERAL ELECTRIC COMPANY        168,092      6,471,542
HARRIS CORPORATION                1,649         56,478
INTEGRATED DEVICE
  TECHNOLOGY
  INCORPORATED+                   2,799         71,570
INTEL CORPORATION               112,347      3,210,877
INTERDIGITAL
  COMMUNICATIONS
  CORPORATION+                    2,641         22,052
INTERNATIONAL RECTIFIER
  CORPORATION+                    1,842         67,638
JDS UNIPHASE CORPORATION+        25,199        122,215
KEMET CORPORATION+                4,994         81,352
KONINKLIJKE (ROYAL)
  PHILIPS ELECTRONICS NV
  ADR                            21,393        555,362
L-3 COMMUNICATIONS
  HOLDINGS INCORPORATED+          1,342        147,419
LATTICE SEMICONDUCTOR
  CORPORATION+                    3,986         68,479
LINEAR TECHNOLOGY
  CORPORATION                     6,201        228,383
LSI LOGIC CORPORATION+            6,232         93,418
LUCENT TECHNOLOGIES
  INCORPORATED+                  62,402        348,827
MATSUSHITA ELECTRIC
  INDUSTRIES COMPANY
  LIMITED ADR                    38,736        467,156

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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock (Continued)
MAXIM INTEGRATED PRODUCTS
  INCORPORATED+                   6,341   $    290,164
MAYTAG CORPORATION                1,870         74,669
MCDATA CORPORATION+               3,339         52,623
MICRON TECHNOLOGY
  INCORPORATED+                  11,289        362,941
MOLEX INCORPORATED                4,130        122,248
MOTOROLA INCORPORATED            39,494        513,422
MRV COMMUNICATIONS
  INCORPORATED+                   1,640          4,116
MYKROLIS CORPORATION+               700          7,418
NATIONAL SEMICONDUCTOR
  CORPORATION+                    3,567         89,710
NETWORK APPLIANCE
  INCORPORATED+                   6,456        103,231
NOKIA CORPORATION ADR+           42,611        885,030
NORTEL NETWORKS
  CORPORATION+                   58,663        297,421
NOVELLUS SYSTEMS
  INCORPORATED+                   3,752        159,798
NVIDIA CORPORATION+               3,388        172,822
ONI SYSTEMS CORPORATION+          2,683         14,649
OPENWAVE SYSTEMS
  INCORPORATED+                   4,776         26,698
PIONEER CORPORATION ADR          21,512        408,513
POLYCOM INCORPORATED+             2,552         62,116
POWER-ONE INCORPORATED+           2,311         16,246
POWERWAVE TECHNOLOGIES
  INCORPORATED+                   1,192         15,532
QLOGIC CORPORATION+               2,124         79,119
QUALCOMM INCORPORATED+           13,517        449,440
RAMBUS INCORPORATED+              1,839         12,597
RF MICRO DEVICES
  INCORPORATED+                   4,278         66,908
SANMINA CORPORATION+             12,494        126,814
SCIENTIFIC-ATLANTA
  INCORPORATED                    3,271         73,172
SILICON LABORATORIES
  INCORPORATED+                     372          9,679
SONUS NETWORKS
  INCORPORATED+                   5,058         13,404
SONY CORPORATION ADR             10,155        469,161
TELEFONAKTIEBOLAGET LM
  ERICSSON ADR                  104,229        439,846
TELLABS INCORPORATED+             7,206         73,934
TEXAS INSTRUMENTS
  INCORPORATED                   29,695        871,548
THOMAS & BETTS
  CORPORATION+                    1,606         30,675
TRANSWITCH CORPORATION+           1,640          4,707
TRIQUINT SEMICONDUCTOR
  INCORPORATED+                   3,387         30,652
VARIAN SEMICONDUCTOR
  EQUIPMENT ASSOCIATES
  INCORPORATED+                   1,836         62,461
VISHAY INTERTECHNOLOGY
  INCORPORATED+                   4,202         74,417
VITESSE SEMICONDUCTOR
  CORPORATION+                    3,399         23,861
Security Name                 Shares         Value

WHIRLPOOL CORPORATION             1,557   $    116,931
XILINK INCORPORATED+              6,104        219,256
                                          ------------
                                          $ 22,220,962
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
RELATED SERVICES
Percent of Net Assets                            0.56%
APPLERA CORPORATION-
  CELERA GENOMICS GROUP+          2,516   $     50,823
CELGENE CORPORATION+              2,467         64,364
CEPHALON INCORPORATED+            1,800        104,940
CURAGEN CORPORATION+              1,565         26,026
DUN & BRADSTREET
  CORPORATION+                    2,925        114,660
FLUOR CORPORATION                 1,914         72,560
HALLIBURTON COMPANY               8,295        136,536
KPMG CONSULTING
  INCORPORATED+                   4,767         83,566
MILLENNIUM
  PHARMACEUTICALS
  INCORPORATED+                   6,765        127,047
MOODY'S CORPORATION               3,608        133,496
PAYCHEX INCORPORATED              6,927        255,953
QUEST DIAGNOSTICS
  INCORPORATED+                   2,685        190,393
QUINTILES TRANSNATIONAL
  CORPORATION+                    3,143         52,205
SERVICEMASTER LIMITED
  PARTNERSHIP                     9,460        128,372
                                          ------------
                                          $  1,540,941
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT
Percent of Net Assets                            0.52%
COOPER INDUSTRIES
  INCORPORATED                    1,995   $     70,523
CRANE COMPANY                     1,403         34,275
FORTUNE BRANDS
  INCORPORATED                    3,449        156,930
ILLINOIS TOOL WORKS
  INCORPORATED                    5,589        411,127
LOCKHEED MARTIN
  CORPORATION                     8,151        459,798
MASCO CORPORATION                 9,361        262,763
SNAP ON INCORPORATED              1,224         42,167
                                          ------------
                                          $  1,437,583
FOOD & KINDRED PRODUCTS
Percent of Net Assets                            4.01%
ADOLPH COORS COMPANY                580   $     35,096
ANHEUSER BUSCH COMPANIES
  INCORPORATED                   13,689        696,086
ARCHER DANIELS MIDLAND
  COMPANY                        14,008        194,011
CADBURY SCHWEPPES PLC ADR        27,350        745,288
CAMPBELL SOUP COMPANY             7,480        200,015
COCA-COLA COMPANY                40,903      1,938,393
COCA-COLA ENTERPRISES
  INCORPORATED                    8,863        154,482
CONAGRA FOODS
  INCORPORATED                    9,665        226,258

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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock (Continued)
DIAGEO PLC ADR                   38,324   $  1,850,665
GENERAL MILLS
  INCORPORATED                    6,153        284,453
HEINZ (H J) COMPANY               6,400        260,928
HERSHEY FOODS CORPORATION         2,835        200,293
HORMEL FOODS CORPORATION          4,055        110,985
KELLOGG COMPANY                   8,668        299,479
KIRIN BREWERY COMPANY
  LIMITED ADR                    12,272        785,653
KRAFT FOODS INCORPORATED          6,400        250,240
LVMH MOET HENNESSY LOUIS
  VUITTON ADR                    48,147        450,656
MCCORMICK & COMPANY               3,558        174,342
PEPSIAMERICAS
  INCORPORATED                    4,217         57,857
PEPSICO INCORPORATED             29,252      1,477,226
SARA LEE CORPORATION             15,679        328,005
TYSON FOODS INCORPORATED          5,516         71,653
WM WRIGLEY JR COMPANY             5,284        296,115
                                          ------------
                                          $ 11,088,179
FOOD STORES
Percent of Net Assets                            0.90%
ALBERTSON'S INCORPORATED          8,866   $    268,285
COLES MYER LIMITED ADR            9,720        351,864
ITO-YOKADO COMPANY
  LIMITED ADR                    15,390        608,675
KONINKLIJKE AHOLD NV ADR         27,999        652,657
KROGER COMPANY+                  15,921        352,650
STARBUCKS CORPORATION+            8,601        197,909
WINN DIXIE STORES
  INCORPORATED                    3,083         51,640
                                          ------------
                                          $  2,483,680
FOREIGN DEPOSITORY INSTITUTIONS
Percent of Net Assets                            2.54%
ABN AMRO HOLDING NV ADR          41,696   $    732,599
ALLIED IRISH BANKS PLC
  ADR                            51,195      1,134,481
BANCO BILBAO VIZCAYA
  ARGENTARI SA ADR               39,191        456,183
BANCO COMERCIAL PORTUGUES
  SA ADR+                        12,144        210,698
BANCO SANTANDER CENTRAL
  HISPANO SA ADR                113,452        906,481
BARCLAYS PLC ADR                  8,118        979,843
HSBC HOLDINGS PLC ADR             7,075        396,625
NATIONAL AUSTRALIA BANK
  LIMITED ADR                    10,873      1,001,403
SAN PAOLO IMI SPA ADR            27,054        545,138
WESTPAC BANKING
  CORPORATION LIMITED ADR        15,493        656,129
                                          ------------
                                          $  7,019,580
FORESTRY
Percent of Net Assets                            0.08%
WEYERHAEUSER COMPANY              3,727   $    230,403
                                          ------------
Security Name                 Shares         Value

FURNITURE & FIXTURES
Percent of Net Assets                            0.33%
HERMAN MILLER
  INCORPORATED                    3,608   $     83,922
HILLENBRAND INDUSTRIES            2,014        120,820
JOHNSON CONTROLS
  INCORPORATED                    2,189        194,296
LEAR CORPORATION+                 2,832        126,590
LEGGETT & PLATT
  INCORPORATED                    4,136        106,088
NEWELL RUBBERMAID
  INCORPORATED                    5,892        183,418
ROCKWELL COLLINS                  3,948         91,791
                                          ------------
                                          $    906,925
GENERAL MERCHANDISE STORES
Percent of Net Assets                            2.47%
BIG LOTS INCORPORATED             2,334   $     29,408
DILLARDS INCORPORATED
  CLASS A                         2,180         43,818
DOLLAR GENERAL
  CORPORATION                     6,927        102,173
FAMILY DOLLAR STORES
  INCORPORATED                    5,093        167,254
FEDERATED DEPARTMENT
  STORES INCORPORATED+            3,569        149,577
FOOT LOCKER INCORPORATED+         6,129        101,129
JC PENNEY COMPANY
  INCORPORATED                    5,438        106,259
MAY DEPARTMENT STORES
  COMPANY                         5,810        212,878
SEARS ROEBUCK & COMPANY           6,040        317,583
TARGET CORPORATION               16,014        670,987
TJX COMPANIES
  INCORPORATED                    5,920        224,782
WAL-MART STORES
  INCORPORATED                   75,779      4,699,056
                                          ------------
                                          $  6,824,904
HEALTH SERVICES
Percent of Net Assets                            0.58%
CAREMARK RX INCORPORATED+         6,485   $    113,163
ENZON INCORPORATED+               1,414         62,075
EXPRESS SCRIPTS
  INCORPORATED+                   2,300        119,071
FIRST HEALTH GROUP
  CORPORATION+                    4,358        100,147
HCA INCORPORATED                 10,046        409,174
HEALTH MANAGEMENT
  ASSOCIATES
  INCORPORATED+                   7,062        124,644
HEALTHSOUTH CORPORATION+          9,917        118,111
HUMAN GENOME SCIENCES
  INCORPORATED+                   2,714         55,691
IMMUNOMEDICS
  INCORPORATED+                   1,490         24,749
TENET HEALTHCARE
  CORPORATION+                    6,800        392,700
UNIVERSAL HEALTH SERVICES
  INCORPORATED+                   2,334         89,836
                                          ------------
                                          $  1,609,361

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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock (Continued)

HEAVY CONSTRUCTION OTHER THAN BUILDING
CONSTRUCTION-CONTRACTORS
Percent of Net Assets                            0.02%
MASSEY ENERGY COMPANY             3,727   $     52,700
                                          ------------
HOLDING & OTHER INVESTMENT OFFICES
Percent of Net Assets                            0.74%
BERKSHIRE HATHAWAY
  INCORPORATED CLASS A+              26   $  1,898,000
ISTAR FINANCIAL
  INCORPORATED                    5,933        160,962
                                          ------------
                                          $  2,058,962
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES
Percent of Net Assets                            0.23%
BED BATH & BEYOND
  INCORPORATED+                   5,966   $    199,264
BEST BUY COMPANY
  INCORPORATED+                   4,071        274,385
CIRCUIT CITY STORES --
  CIRCUIT CITY GROUP              4,279         76,509
RADIOSHACK CORPORATION            3,350         91,924
                                          ------------
                                          $    642,082
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES
Percent of Net Assets                            0.19%
HILTON HOTELS CORPORATION         8,950   $    115,097
MARRIOTT INTERNATIONAL
  INCORPORATED CLASS A            5,205        205,441
MGM MIRAGE INCORPORATED+          1,977         68,009
STARWOOD HOTELS & RESORTS
  OF WORLDWIDE
  INCORPORATED                    3,576        128,736
                                          ------------
                                          $    517,283
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT
Percent of Net Assets                            5.05%
AMERICAN STANDARD
  COMPANIES INCORPORATED+         1,618   $    105,655
APPLE COMPUTER
  INCORPORATED+                   6,722        145,867
APPLIED MATERIALS
  INCORPORATED+                  14,643        636,531
BAKER HUGHES INCORPORATED         5,532        195,335
BLACK & DECKER
  CORPORATION                     1,848         89,628
CATERPILLAR INCORPORATED          6,490        360,260
CDW COMPUTER CENTERS
  INCORPORATED+                     979         51,691
CISCO SYSTEMS
  INCORPORATED+                 125,234      1,787,089
COMPAQ COMPUTER
  CORPORATION                    33,439        339,071
COOPER CAMERON
  CORPORATION+                    1,178         52,892
DEERE & COMPANY                   4,497        215,541
Security Name                 Shares         Value

DELL COMPUTER
  CORPORATION+                   46,057   $  1,137,147
DIEBOLD INCORPORATED              2,893        105,595
DOVER CORPORATION                 4,244        167,935
EATON CORPORATION                 1,531        123,613
EMC CORPORATION+                 37,962        413,786
EMULEX CORPORATION+               3,287        106,696
GATEWAY INCORPORATED+             7,104         32,678
GRANT PRIDECO
  INCORPORATED+                   5,680         71,057
HEWLETT-PACKARD COMPANY          35,468        713,616
HITACHI LIMITED ADR               7,541        471,388
IBM CORPORATION                  29,074      2,852,740
INGERSOLL-RAND COMPANY
  LIMITED CLASS A                 2,976        148,800
INTERNATIONAL GAME
  TECHNOLOGY+                     2,383        160,900
JABIL CIRCUIT
  INCORPORATED+                   3,673         68,501
JUNIPER NETWORKS
  INCORPORATED+                   5,918         55,156
LAM RESEARCH CORPORATION+         4,217         91,256
LEXMARK INTERNATIONAL
  INCORPORATED+                   2,927        145,501
MAKITA CORPORATION ADR           15,733         94,398
MINNESOTA MINING &
  MANUFACTURING COMPANY           6,596        777,866
NEC CORPORATION ADR              57,063        413,707
PALL CORPORATION                  2,615         51,045
PALM INCORPORATED+               10,784         32,568
PARKER-HANNIFIN
  CORPORATION                     2,358        117,476
PENTAIR INCORPORATED              1,838         71,682
PITNEY BOWES INCORPORATED         6,000        250,320
QUANTUM CORPORATION+              5,442         48,434
RIVERSTONE NETWORKS
  INCORPORATED+                   3,039         11,609
SANDISK CORPORATION+              1,118         16,446
SMITH INTERNATIONAL
  INCORPORATED+                   1,310         84,692
SOLECTRON CORPORATION+           12,980        107,345
STANLEY WORKS                     1,800         90,774
SYMBOL TECHNOLOGIES
  INCORPORATED                    6,066         52,350
UNITED TECHNOLOGIES
  CORPORATION                     7,775        567,186
VARIAN MEDICAL SYSTEMS
  INCORPORATED+                   2,474         99,900
VIVENDI UNIVERSAL SA ADR          6,843        264,824
                                          ------------
                                          $ 13,998,547
INSURANCE AGENTS, BROKERS & SERVICE
Percent of Net Assets                            0.25%
AON CORPORATION                   5,345   $    185,097
MARSH & MCLENNAN
  COMPANIES INCORPORATED          4,854        512,340
                                          ------------
                                          $    697,437
INSURANCE CARRIERS
Percent of Net Assets                            4.52%
ACE LIMITED                       4,700   $    206,330
AEGON NV ADR                     20,567        444,247
AETNA INCORPORATED                2,272         79,656

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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock (Continued)
AFLAC INCORPORATED                9,827   $    252,554
ALLSTATE CORPORATION             10,934        382,909
AMBAC FINANCIAL GROUP
  INCORPORATED                    2,491        154,567
AMERICAN INTERNATIONAL
  GROUP INCORPORATED             46,384      3,431,025
AMERICAN NATIONAL
  INSURANCE+                      1,616        144,163
AXA ADR                          42,776        788,789
CHUBB CORPORATION                 2,309        173,498
CIGNA CORPORATION                 2,448        219,586
CINCINNATI FINANCIAL
  CORPORATION                     3,738        150,305
CONSECO INCORPORATED+             6,634         24,878
HARTFORD FINANCIAL
  SERVICES GROUP                  4,317        289,239
HEALTH NET INCORPORATED+          5,389        130,629
ING GROUP NV ADR                 16,286        387,118
JEFFERSON PILOT
  CORPORATION                     3,652        184,682
JOHN HANCOCK FINANCIAL
  SERVICES INCORPORATED           7,458        286,462
LINCOLN NATIONAL
  CORPORATION                     3,901        199,770
LOEWS CORPORATION                 3,370        196,572
MBIA INCORPORATED                 2,786        162,842
METLIFE INCORPORATED             14,191        452,409
MGIC INVESTMENT
  CORPORATION                     2,191        147,060
OXFORD HEALTH PLANS
  INCORPORATED+                   2,885        104,870
PMI GROUP INCORPORATED            1,531        108,471
PROGRESSIVE CORPORATION           1,666        259,563
RADIAN GROUP INCORPORATED         3,429        160,031
SAFECO CORPORATION                2,363         80,224
ST PAUL COMPANIES
  INCORPORATED                    3,854        188,461
TOKIO MARINE & FIRE
  INSURANCE COMPANY
  LIMITED ADR                    33,866      1,209,016
TORCHMARK CORPORATION             2,761        110,965
TRANSATLANTIC HOLDING
  INCORPORATED                    1,800        156,906
TRIGON HEALTHCARE
  INCORPORATED+                   1,887        135,298
UNITEDHEALTH GROUP
  INCORPORATED                    6,197        449,221
UNITRIN INCORPORATED              3,230        127,520
UNUMPROVIDENT CORPORATION         4,952        140,241
WELLPOINT HEALTH NETWORKS
  INCORPORATED+                   1,331        161,876
XL CAPITAL LIMITED                2,200        209,572
                                          ------------
                                          $ 12,491,525
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE
Percent of Net Assets                            0.03%
GEORGIA PACIFIC GROUP             3,357   $     86,107
                                          ------------
Security Name                 Shares         Value

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
Percent of Net Assets                            2.38%
AGILENT TECHNOLOGIES
  INCORPORATED+                   8,671   $    270,102
ALLERGAN INCORPORATED             2,964        192,186
APPLERA CORPORATION-
  APPLIED BIOSYSTEMS
  GROUP                           3,742         84,569
BAUSCH & LOMB
  INCORPORATED                    1,181         44,854
BAXTER INTERNATIONAL
  INCORPORATED                    9,768        541,929
BECKMAN COULTER
  INCORPORATED                    2,512        119,747
BECTON DICKINSON &
  COMPANY                         5,274        193,503
BIOMET INCORPORATED               5,383        164,504
BOSTON SCIENTIFIC
  CORPORATION+                    8,668        193,816
CR BARD INCORPORATED              1,059         57,610
DANAHER CORPORATION               2,975        200,009
EASTMAN KODAK COMPANY             5,096        160,524
FUJI PHOTO FILM COMPANY
  LIMITED ADR                    12,479        398,330
GENERAL MOTORS
  CORPORATION CLASS H+           19,858        292,906
GUIDANT CORPORATION+              5,778        239,787
KLA-TENCOR CORPORATION+           3,836        222,143
MEDTRONIC INCORPORATED           21,228        945,495
MICROCHIP TECHNOLOGY
  INCORPORATED+                   3,859        131,901
MILLIPORE CORPORATION             1,034         53,975
PERKINELMER INCORPORATED          1,933         44,459
RAYTHEON COMPANY                  6,903        267,077
RICOH COMPANY LIMITED ADR         6,548        581,039
ROCKWELL AUTOMATION
  CORPORATION                     3,948         77,973
ST JUDE MEDICAL
  INCORPORATED+                   1,629        127,551
STRYKER CORPORATION               4,468        274,782
SYBRON DENTAL SPECIALTIES
  INCORPORATED+                   1,991         37,809
TEKTRONIX INCORPORATED+           1,929         46,122
TERADYNE INCORPORATED+            3,576        119,832
THERMO ELECTRON
  CORPORATION+                    3,863         78,612
VARIAN INCORPORATED+              1,636         55,804
WATERS CORPORATION+               2,936         91,750
XEROX CORPORATION+               13,880        134,775
ZIMMER HOLDINGS
  INCORPORATED+                   3,757        134,350
                                          ------------
                                          $  6,579,825
METAL MINING
Percent of Net Assets                            0.49%
BARRICK GOLD CORPORATION         10,906   $    196,853
FREEPORT-MCMORAN
  COOPER & GOLD
  INCORPORATED CLASS B+           5,636         82,567

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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock (Continued)
INCO LIMITED+                     2,172   $     40,464
NEWMONT MINING
  CORPORATION                     7,200        173,664
PHELPS DODGE CORPORATION+           871         33,020
PLACER DOME INCORPORATED          7,468         86,778
RIO TINTO PLC ADR                 9,192        734,900
                                          ------------
                                          $  1,348,246
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
FUELS
Percent of Net Assets                            0.04%
VULCAN MATERIALS COMPANY          2,378   $    114,929
                                          ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES
Percent of Net Assets                            0.51%
HASBRO INCORPORATED               4,720   $     67,543
MATTEL INCORPORATED               9,398        178,092
TIFFANY & COMPANY                 2,870         94,165
TYCO INTERNATIONAL
  LIMITED                        36,677      1,067,301
                                          ------------
                                          $  1,407,101
MISCELLANEOUS RETAIL
Percent of Net Assets                            0.68%
AMAZON.COM INCORPORATED+          5,382   $     75,886
COSTCO WHOLESALE
  CORPORATION+                    9,038        372,908
CVS CORPORATION                   6,670        182,224
DOLLAR TREE STORES
  INCORPORATED+                   2,060         66,002
OFFICE DEPOT
  INCORPORATED+                   6,906        131,283
PURCHASEPRO.COM
  INCORPORATED+                   2,012          1,449
RITE AID CORPORATION+            10,727         35,828
STAPLES INCORPORATED+             9,830        193,356
TOYS R US INCORPORATED+           5,056         90,047
WALGREEN COMPANY                 17,926        721,342
                                          ------------
                                          $  1,870,325
MOTION PICTURES
Percent of Net Assets                            0.57%
LIBERTY MEDIA
  CORPORATION+                   63,199   $    808,947
WALT DISNEY COMPANY              33,911        779,953
                                          ------------
                                          $  1,588,900
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING
Percent of Net Assets                            0.10%
CNF TRANSPORTATION
  INCORPORATED                    2,951   $     91,511
UNITED PARCEL SERVICE
  INCORPORATED                    3,104        182,950
                                          ------------
                                          $    274,461
NONDEPOSITORY CREDIT INSTITUTIONS
Percent of Net Assets                            1.66%
AMERICAN EXPRESS COMPANY         21,984   $    801,317
AMERICREDIT CORPORATION+          2,283         53,308
Security Name                 Shares         Value

CAPITAL ONE FINANCIAL
  CORPORATION                     3,831   $    188,753
COUNTRYWIDE CREDIT
  INDUSTRIES INCORPORATED         2,043         83,865
FHLMC                            11,671        743,910
FNMA                             16,979      1,328,607
HOUSEHOLD INTERNATIONAL
  INCORPORATED                    8,934        460,101
MBNA CORPORATION                 16,628        576,659
PROVIDIAN FINANCIAL
  CORPORATION+                    6,471         25,172
USA EDUCATION
  INCORPORATED                    3,450        319,988
                                          ------------
                                          $  4,581,680
OIL & GAS EXTRACTION
Percent of Net Assets                            2.62%
ANADARKO PETROLEUM
  CORPORATION                     4,485   $    233,668
APACHE CORPORATION                3,021        159,358
BJ SERVICES COMPANY+              4,878        161,706
BURLINGTON RESOURCES
  INCORPORATED                    3,963        148,930
DEVON ENERGY CORPORATION          3,449        150,652
DIAMOND OFFSHORE DRILLING
  INCORPORATED                    1,976         57,245
ENI SPA ADR                       6,866        477,118
ENSCO INTERNATIONAL
  INCORPORATED                    4,262        108,553
EOG RESOURCES
  INCORPORATED                    1,790         62,990
GLOBALSANTAFE CORP                3,977        109,964
KERR-MCGEE CORPORATION            1,092         60,377
NABORS INDUSTRIES
  INCORPORATED+                   2,747         97,436
NEWFIELD EXPLORATION
  COMPANY+                        1,881         68,261
NOBLE DRILLING
  CORPORATION+                    3,232        113,863
OCCIDENTAL PETROLEUM
  CORPORATION                     5,874        157,658
PIONEER NATURAL RESOURCES
  COMPANY+                        4,763         94,403
REPSOL SA ADR                    23,736        290,529
ROWAN COMPANIES
  INCORPORATED+                   3,087         57,573
SCHLUMBERGER LIMITED             10,046        584,778
TIDEWATER INCORPORATED            1,050         40,929
TOTAL FINA ELF ADR               47,245      3,474,870
TRANSOCEAN SEDCO FOREX
  INCORPORATED                    5,227        146,408
VARCO INTERNATIONAL
  INCORPORATED+                   5,292         84,672
WEATHERFOLD INTERNATIONAL
  INCORPORATED+                   3,979        183,432
XTO ENERGY INCORPORATED           6,067        114,302
                                          ------------
                                          $  7,239,675
PAPER & ALLIED PRODUCTS
Percent of Net Assets                            0.54%
BEMIS COMPANY
  INCORPORATED                    1,587   $     90,396
BOISE CASCADE CORPORATION         1,157         41,594

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--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock (Continued)
BOWATER INCORPORATED              1,365   $     70,366
INTERNATIONAL PAPER
  COMPANY                         7,469        326,769
KIMBERLY-CLARK
  CORPORATION                     8,767        548,814
MEADWESTVACO CORPORATION          3,437        119,401
PACTIV CORPORATION+               5,475        104,189
SONOCO PRODUCTS COMPANY           4,187        115,771
TEMPLE-INLAND
  INCORPORATED                    1,166         64,935
                                          ------------
                                          $  1,482,235
PERSONAL SERVICES
Percent of Net Assets                            0.16%
CINTAS CORPORATION                4,069   $    180,216
H&R BLOCK INCORPORATED            5,084        256,488
                                          ------------
                                          $    436,704
PETROLEUM REFINING & RELATED INDUSTRIES
Percent of Net Assets                            4.04%
AMERADA HESS CORPORATION          1,053   $     72,941
ASHLAND INCORPORATED              2,120         91,987
BP PLC ADR                       21,852      1,082,767
CHEVRONTEXACO CORPORATION        18,641      1,574,046
CONOCO INCORPORATED              13,031        360,437
EXXON MOBIL CORPORATION         121,206      5,005,808
MARATHON OIL CORPORATION          6,461        177,678
MURPHY OIL CORPORATION            1,909        164,518
PHILLIPS PETROLEUM
  COMPANY                         6,270        370,620
ROYAL DUTCH PETROLEUM
  COMPANY ADR NY SHARES          36,068      1,852,813
SUNOCO INCORPORATED               3,238        124,728
UNOCAL CORPORATION                4,779        171,709
VALERO ENERGY CORPORATION         2,985        127,848
                                          ------------
                                          $ 11,177,900
PRIMARY METAL INDUSTRIES
Percent of Net Assets                            0.71%
ALCAN INCORPORATED                5,215   $    211,416
ALCOA INCORPORATED               15,702        589,924
ALLEGHENY TECHNOLOGIES
  INCORPORATED                    2,921         45,597
COMMSCOPE INCORPORATED+           1,745         28,793
ENGELHARD CORPORATION             3,243         93,301
KUBOTA CORPORATION ADR           14,202        789,560
NUCOR CORPORATION                 2,150        121,475
PRECISION CASTPARTS
  CORPORATION                     2,156         69,531
                                          ------------
                                          $  1,949,597
PRINTING, PUBLISHING & ALLIED INDUSTRIES
Percent of Net Assets                            1.77%
BELO CORPORATION                  6,854   $    150,445
DOW JONES & COMPANY
  INCORPORATED                    1,579         88,124
ELSEVIER NV ADR                  37,152        947,376
GANNETT COMPANY
  INCORPORATED                    5,221        397,736
Security Name                 Shares         Value

KNIGHT-RIDDER
  INCORPORATED                    1,750   $    117,950
MCCLATCHY COMPANY                 3,252        178,860
MCGRAW-HILL COMPANIES
  INCORPORATED                    3,385        222,733
MEREDITH CORPORATION              3,265        128,837
NEW YORK TIMES COMPANY
  CLASS A                         3,579        157,118
NEWS CORPORATION LIMITED
  ADR                             8,338        213,286
READERS DIGEST
  ASSOCIATION
  INCORPORATED                    2,380         49,694
RR DONNELLEY & SONS
  COMPANY                         3,250         92,983
SCRIPPS COMPANY (E W)             2,140        160,928
TRIBUNE COMPANY                   6,441        275,804
VALASSIS COMMUNICATIONS
  INCORPORATED+                   1,934         74,382
VIACOM INCORPORATED
  CLASS B+                       31,871      1,483,595
WASHINGTON POST COMPANY             288        164,673
                                          ------------
                                          $  4,904,524
RAILROAD TRANSPORTATION
Percent of Net Assets                            0.29%
BURLINGTON NORTHERN SANTA
  FE CORPORATION                  6,179   $    179,315
CSX CORPORATION                   4,571        172,510
NORFOLK SOUTHERN
  CORPORATION                     7,955        189,249
UNION PACIFIC CORPORATION         4,253        258,030
                                          ------------
                                          $    799,104
REAL ESTATE
Percent of Net Assets                            0.06%
CATELLUS DEVELOPMENT
  CORPORATION+                    5,527   $    104,460
ST JOE CORPORATION                2,237         64,202
                                          ------------
                                          $    168,662
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
Percent of Net Assets                            0.20%
GOODYEAR TIRE & RUBBER
  COMPANY                         3,306   $     90,915
NIKE INCORPORATED
  CLASS B                         5,730        337,268
SEALED AIR CORPORATION+           1,839         82,718
TUPPERWARE CORPORATION            1,436         28,979
                                          ------------
                                          $    539,880
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES
Percent of Net Assets                            1.56%
BEAR STEARNS COMPANIES
  INCORPORATED                    2,056   $    113,265
CHARLES SCHWAB
  CORPORATION                    24,569        320,380
E*TRADE GROUP
  INCORPORATED+                   7,082         57,364
EDWARDS AG INCORPORATED           2,965        121,120
FRANKLIN RESOURCES
  INCORPORATED                    5,298        216,476
GOLDMAN SACHS GROUP
  INCORPORATED                   10,029        811,747
JOHN NUVEEN COMPANY               3,260        171,150

WELLS FARGO OUTLOOK 2040 FUND       PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock (Continued)
KNIGHT TRADING GROUP
  INCORPORATED+                   4,249   $     33,822
LABRANCHE & COMPANY
  INCORPORATED+                   2,460         76,875
LEGG MASON INCORPORATED           2,305        120,828
LEHMAN BROTHERS HOLDING
  INCORPORATED                    4,802        271,313
MERRILL LYNCH & COMPANY
  INCORPORATED                   15,219        729,751
MORGAN STANLEY DEAN
  WITTER & COMPANY               19,854        975,228
NEUBERGER & BERMAN                2,060         86,973
STILWELL FINANCIAL
  INCORPORATED                    4,321         98,562
T ROWE PRICE GROUP
  INCORPORATED                    3,007        119,709
                                          ------------
                                          $  4,324,563
STONE, CLAY, GLASS & CONCRETE PRODUCTS
Percent of Net Assets                            0.32%
CORNING INCORPORATED+            16,610   $    111,785
HANSON PLC ADR                   23,346        780,690
                                          ------------
                                          $    892,475
TOBACCO PRODUCTS
Percent of Net Assets                            0.81%
PHILIP MORRIS COMPANIES
  INCORPORATED                   35,282   $  1,857,950
RJ REYNOLDS TOBACCO
  HOLDINGS INCORPORATED           3,727        244,678
UST INCORPORATED                  3,862        134,629
                                          ------------
                                          $  2,237,257
TRANSPORTATION BY AIR
Percent of Net Assets                            0.45%
AMR CORPORATION+                  1,461   $     38,132
CONTINENTAL AIRLINES
  INCORPORATED+                     762         24,003
FEDEX CORPORATION+                6,080        351,789
JAPAN AIRLINES COMPANY
  LIMITED ADR                    97,262        515,489
SOUTHWEST AIRLINES
  COMPANY                        13,537        285,766
UAL CORPORATION+                  1,257         16,115
US AIRWAYS GROUP
  INCORPORATED+                   1,716          9,129
                                          ------------
                                          $  1,240,423
TRANSPORTATION EQUIPMENT
Percent of Net Assets                            2.85%
BOEING COMPANY                   14,171   $    651,299
BRUNSWICK CORPORATION             2,734         73,791
DAIMLERCHRYSLER AG               38,295      1,527,205
DANA CORPORATION                  2,708         50,369
DELPHI AUTOMOTIVE SYSTEMS
  CORPORATION                    11,821        189,018
FIAT SPA ADR                     20,087        252,494
FORD MOTOR COMPANY               32,105        477,722
GENERAL DYNAMICS
  CORPORATION                     4,202        381,878
GENERAL MOTORS
  CORPORATION                     9,332        492,730
GENUINE PARTS COMPANY             3,720        135,892
Security Name                 Shares         Value

GOODRICH CORPORATION              1,695   $     50,596
HARLEY-DAVIDSON
  INCORPORATED                    6,363        326,167
HONDA MOTOR COMPANY
  LIMITED ADR                    33,708        671,126
HONEYWELL INTERNATIONAL
  INCORPORATED                   14,819        564,900
ITT INDUSTRIES
  INCORPORATED                    2,350        138,650
NAVISTAR INTERNATIONAL
  CORPORATION                     1,948         82,829
NORTHROP GRUMMAN
  CORPORATION                     1,422        152,211
PACCAR INCORPORATED               2,412        173,495
SPX CORPORATION+                    975        123,347
TEXTRON INCORPORATED              2,108        100,193
TOYOTA MOTOR CORPORATION
  ADR                            22,032      1,133,546
TRW INCORPORATED                  2,574        129,344
                                          ------------
                                          $  7,878,802
TRANSPORTATION SERVICES
Percent of Net Assets                            0.10%
EXPEDITORS INTERNATIONAL
  OF WASHINGTON
  INCORPORATED                    2,013   $    109,749
GATX CORPORATION                  1,297         39,714
SABRE HOLDINGS
  CORPORATION+                    2,696        118,651
                                          ------------
                                          $    268,114
WATER TRANSPORTATION
Percent of Net Assets                            0.12%
CARNIVAL CORPORATION             11,780   $    321,476
                                          ------------
WHOLESALE TRADE-DURABLE GOODS
Percent of Net Assets                            2.25%
APOLGENT TECHNOLOGIES
  INCORPORATED+                   4,173   $    100,194
ARROW ELECTRONICS
  INCORPORATED+                   3,408         91,334
AVNET INCORPORATED                3,214         84,400
CYTYC CORPORATION+                4,398        103,177
GRAINGER (W W)
  INCORPORATED                    1,965        116,466
JOHNSON & JOHNSON                51,266      3,122,099
KYOCERA CORPORATION ADR           5,281        314,220
MITSUBISHI CORPORATION
  ADR                            44,506        617,912
MITSUI & COMPANY LIMITED
  ADR                             6,027        662,970
NISSAN MOTOR COMPANY
  LIMITED ADR                    53,166        682,120
OMNICARE INCORPORATED             4,867        102,937
SYCAMORE NETWORKS
  INCORPORATED+                   4,547         15,869
TECH DATA CORPORATION+            2,700        123,660
VISTEON CORPORATION               6,793         96,325
                                          ------------
                                          $  6,233,683
WHOLESALE TRADE-NONDURABLE GOODS
Percent of Net Assets                            0.94%
AMERISOURCEBERGEN
  CORPORATION                     2,427   $    164,308

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2002       WELLS FARGO OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

Security Name                 Shares         Value
Common Stock (Continued)
BROWN-FORMAN CORPORATION          1,239   $     84,190
CARDINAL HEALTH
  INCORPORATED                    8,485        560,774
MCKESSON CORPORATION              5,888        207,552
SAFEWAY INCORPORATED+             9,542        410,115
SMURFIT-STONE CONTAINER
  CORPORATION+                    7,950        129,665
SUPERVALU INCORPORATED            3,267         84,779
SYSCO CORPORATION                13,570        401,265
UNILEVER NV ADR                   9,425        549,289
                                          ------------
                                          $  2,591,937
TOTAL COMMON STOCK
(Cost $272,561,069)                       $261,005,382

Real Estate Investment Trust
Percent of Net Assets                            0.85%
ARCHSTONE SMITH TRUST             5,799   $    150,078
BOSTON PROPERTIES
  INCORPORATED                    3,817        143,786
CRESCENT REAL ESTATE
  EQUITIES COMPANY                5,518         99,379
DUKE REALTY CORPORATION           7,224        171,931
EQUITY OFFICE PROPERTIES
  TRUST                           7,768        222,942
EQUITY RESIDENTIAL
  PROPERTIES TRUST                7,684        207,084
HOST MARRIOTT CORPORATION         8,879         95,893
KIMCO REALTY CORPORATION          5,380        166,888
PLUM CREEK TIMBER COMPANY         3,381        104,642
PUBLIC STORAGE
  INCORPORATED                    6,219        228,610
ROUSE COMPANY                     4,905        146,267
SIMON PROPERTY GROUP
  INCORPORATED                    6,239        192,036
VENTAS INCORPORATED              18,406        231,547
VORNADO REALTY TRUST              4,603        192,405
                                          ------------
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,183,097)                         $  2,353,488

Rate Maturity               Principal

US Treasury Obligations
Percent of Net Assets                            3.65%
US TREASURY BONDS
Percent of Net Assets                            3.65%
 11.25%,  2/15/15          $    200,000   $    310,156
 9.13%,   5/15/18               300,000        414,598
 7.88%,   2/15/21             3,900,000      4,928,017
 7.25%,   8/15/22             3,150,000      3,769,170
 7.13%,   2/15/23               275,000        325,381
 5.50%,   8/15/28               350,000        345,105
                                          ------------
TOTAL US TREASURY OBLIGATIONS
(Cost $10,206,220)                        $ 10,092,427

Short-Term Investments
Percent of Net Assets                            1.18%

US Treasury Bills
Percent of Net Assets                            1.18%
US TREASURY BILLS
 1.69^,  5/2/02            $  3,275,000   $  3,265,243
                                          ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,265,499)                         $  3,265,243
TOTAL INVESTMENTS IN
SECURITIES
(Cost $288,215,885)*            100.07%   $276,716,540
OTHER ASSETS AND
LIABILITIES, NET                  (0.07)      (188,999)
                           ------------   ------------
TOTAL NET ASSETS                100.00%   $276,527,541
                           ------------   ------------

+                       Non-income earning securities.
^                       Yield to maturity.
{::}                    Security of an affiliate of the fund with a
                        cost of $1,129,459.
(a)                     This security filed Chapter 11 bankruptcy
                        effective on 2/1/02.
*                       Cost for federal income tax purposes is
                        $288,210,284 and net unrealized depreciation
                        consists of:

         Gross Unrealized Appreciation  $ 33,337,505
         Gross Unrealized Depreciation   (44,831,249)
                                        ------------
         Net Unrealized Depreciation    $(11,493,744)

The accompanying notes are an integral part of these financial statements.

OUTLOOK FUNDS           STATEMENTS OF ASSETS AND LIABILITIES - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

                                                      OUTLOOK          OUTLOOK          OUTLOOK          OUTLOOK          OUTLOOK
                                                        TODAY             2010             2020             2030             2040
---------------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE (SEE COST
    BELOW)...................................    $74,447,548     $172,806,081     $281,355,943     $162,951,157     $276,716,540
  CASH.......................................         50,333           50,019           50,834                0           50,156
  COLLATERAL FOR SECURITY LOANED.............     37,050,464       70,586,387      100,423,284       44,035,409       68,171,378
  RECEIVABLE FOR DIVIDENDS AND INTEREST AND
    OTHER RECEIVABLES........................        495,545          953,838        1,106,934          367,166          442,930
  RECEIVABLE FOR FUND SHARES ISSUED..........        255,378          396,127          328,719          221,558          401,114
  PREPAID EXPENSES AND OTHER ASSETS..........              0                0            4,406              171            3,555
                                                 -----------     ------------     ------------     ------------     ------------
TOTAL ASSETS.................................    112,299,268      244,792,452      383,270,120      207,575,461      345,785,673
                                                 -----------     ------------     ------------     ------------     ------------

LIABILITIES
  PAYABLE FOR SECURITY LOANED................     37,050,464       70,586,387      100,423,284       44,035,409       68,171,378
  PAYABLE FOR FUND SHARES REDEEMED...........         77,759          350,448          261,227           53,308          250,568
  PAYABLE TO CUSTODIAN.......................         17,191           43,249           68,342          281,610          101,653
  PAYABLE FOR INVESTMENT ADVISOR AND
    AFFILIATES...............................         81,592          120,361          145,514          101,620          353,259
  PAYABLE TO OTHER RELATED PARTIES...........         68,209           96,355           86,162           87,854          279,165
  ACCRUED EXPENSES AND OTHER LIABILITIES.....         53,610           84,800           78,329           57,945          102,109
                                                 -----------     ------------     ------------     ------------     ------------
TOTAL LIABILITIES............................     37,348,825       71,281,600      101,062,858       44,617,746       69,258,132
                                                 -----------     ------------     ------------     ------------     ------------
TOTAL NET ASSETS.............................    $74,950,443     $173,510,852     $282,207,262     $162,957,715     $276,527,541
                                                 -----------     ------------     ------------     ------------     ------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL............................    $74,122,350     $174,708,020     $288,799,988     $158,971,640     $286,915,191
  UNDISTRIBUTED NET INVESTMENT INCOME
    (LOSS)...................................        322,937          703,069          582,801          326,461          347,910
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS..............................        242,297           55,967         (417,315)       1,548,057          763,785
  NET UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS...........................        262,859       (1,956,204)      (6,758,212)       2,111,555      (11,499,344)
                                                 -----------     ------------     ------------     ------------     ------------
TOTAL NET ASSETS.............................    $74,950,443     $173,510,852     $282,207,262     $162,957,715     $276,527,541
                                                 -----------     ------------     ------------     ------------     ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A.........................    $41,543,107     $ 89,877,726     $137,265,056     $100,883,552     $169,829,422
SHARES OUTSTANDING - CLASS A.................      4,242,603        7,712,531       11,169,210        7,562,178       12,535,328
NET ASSET VALUE PER SHARE - CLASS A..........    $      9.79     $      11.65     $      12.29     $      13.34     $      13.55
MAXIMUM OFFERING PRICE PER SHARE - CLASS A
  (1)........................................    $     10.39     $      12.36     $      13.04     $      14.15     $      14.38
NET ASSETS - CLASS B.........................    $16,677,516     $ 41,166,124     $ 43,280,307     $ 27,913,159     $ 67,289,967
SHARES OUTSTANDING - CLASS B.................      1,674,555        3,530,983        3,553,269        2,126,382        5,142,744
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B............................    $      9.96     $      11.66     $      12.18     $      13.13     $      13.08
NET ASSETS - CLASS C.........................    $ 7,677,571     $  5,918,853     $  6,766,829     $  3,411,742     $  5,432,430
SHARES OUTSTANDING - CLASS C.................        772,106          503,626          551,998          259,681          415,149
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS C............................    $      9.94     $      11.75     $      12.26     $      13.14     $      13.09
NET ASSETS - INSTITUTIONAL CLASS.............    $ 9,052,249     $ 36,548,149     $ 94,895,070     $ 30,749,262     $ 33,975,722
SHARES OUTSTANDING - INSTITUTIONAL CLASS.....        910,551        3,110,335        7,640,200        2,285,862        2,477,304
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - INSTITUTIONAL CLASS................    $      9.94     $      11.75     $      12.42     $      13.45     $      13.71
INVESTMENTS AT COST (NOTE 2).................    $74,184,689     $174,762,285     $288,114,154     $160,839,600     $288,215,885
SEURITIES ON LOAN, AT MARKET VALUE (NOTE
  2).........................................    $36,694,382     $ 69,814,260     $ 98,944,524     $ 43,131,518     $ 66,712,468

                  (1)   MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET
                        VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE
                        IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS                                           OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                OUTLOOK TODAY     OUTLOOK 2010     OUTLOOK 2020     OUTLOOK 2030     OUTLOOK 2040
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS................................     $   277,298       $ 1,169,920     $  2,619,506     $  1,977,226     $  4,026,624
  INTEREST.................................       2,647,839         4,802,498        4,588,740        1,608,093          549,229
  SECURITIES LENDING.......................          41,898            87,185          113,215           45,981           69,288
                                                -----------       -----------     ------------     ------------     ------------
TOTAL INVESTMENT INCOME (LOSS).............       2,967,035         6,059,603        7,321,461        3,631,300        4,645,141
                                                -----------       -----------     ------------     ------------     ------------

EXPENSES
  ADVISORY FEES............................         433,877         1,034,973        1,674,090        1,043,599        1,823,320
  ADMINISTRATION FEES......................         107,704           256,916          415,527          259,044          452,592
  CUSTODY FEES.............................          10,065            23,613           38,083           22,964           39,877
  SHAREHOLDER SERVICING FEES...............         177,755           421,297          674,601          425,975          747,905
  PORTFOLIO ACCOUNTING FEES................          57,924            58,372           59,782           56,246           57,358
  TRANSFER AGENT
    CLASS A................................          81,646           141,078          237,327          212,830          377,747
    CLASS B................................          16,366            53,480           81,389           68,081          222,569
    CLASS C................................           7,655            24,288           30,667           37,564           13,871
    INSTITUTIONAL CLASS....................           4,972             7,587           13,311            7,893            3,668
  DISTRIBUTION FEES
    CLASS A................................          99,603           222,023          331,423          266,758          438,334
    CLASS B................................         111,336           294,246          342,706          228,273          563,431
    CLASS C................................          51,231            51,436           47,510           26,957           44,854
  LEGAL AND AUDIT FEES.....................          32,445            33,748           32,407           31,662           31,833
  REGISTRATION FEES........................          16,489            22,560           25,399           17,692           21,641
  DIRECTORS' FEES..........................           4,860             4,860            4,860            4,860            4,860
  SHAREHOLDER REPORTS......................          56,015           128,051          169,149          109,846          191,566
  OTHER....................................          12,099            18,454           17,054           11,924           13,830
                                                -----------       -----------     ------------     ------------     ------------
TOTAL EXPENSES.............................       1,282,042         2,796,982        4,195,285        2,832,168        5,049,256
                                                -----------       -----------     ------------     ------------     ------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES......        (259,365)         (420,197)        (558,036)        (481,640)        (809,751)
NET EXPENSES...............................       1,022,677         2,376,785        3,637,249        2,350,528        4,239,505
                                                -----------       -----------     ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)...............       1,944,358         3,682,818        3,684,212        1,280,772          405,636
                                                -----------       -----------     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) FROM:
  SECURITIES...............................         680,198         1,478,108          676,698        2,365,956          731,311
                                                -----------       -----------     ------------     ------------     ------------
NET REALIZED GAIN (LOSS) FROM
  INVESTMENTS..............................         680,198         1,478,108          676,698        2,365,956          731,311
                                                -----------       -----------     ------------     ------------     ------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES...............................      (1,243,119)       (7,791,448)     (21,058,210)     (19,935,809)     (39,726,241)
                                                -----------       -----------     ------------     ------------     ------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS............      (1,243,119)       (7,791,448)     (21,058,210)     (19,935,809)     (39,726,241)
                                                -----------       -----------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED (LOSS) ON
  INVESTMENTS..............................        (562,921)       (6,313,340)     (20,381,512)     (17,569,853)     (38,994,930)
                                                -----------       -----------     ------------     ------------     ------------
                                                -----------       -----------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................     $ 1,381,437       $(2,630,522)    $(16,697,300)    $(16,289,081)    $(38,589,294)
                                                -----------       -----------     ------------     ------------     ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK FUNDS                    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                OUTLOOK TODAY                          OUTLOOK 2010
                                     ------------------------------------  ------------------------------------
                                               FOR THE            FOR THE            FOR THE            FOR THE
                                            YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                     FEBRUARY 28, 2002  FEBRUARY 28, 2001  FEBRUARY 28, 2002  FEBRUARY 28, 2001
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS...............   $   67,667,539    $     58,635,996    $  172,036,030    $    126,018,156
OPERATIONS:
NET INVESTMENT INCOME (LOSS).......        1,944,358           2,130,828         3,682,818           3,669,453
NET REALIZED GAIN (LOSS) ON SALE OF
  INVESTMENTS......................          680,198           2,558,031         1,478,108           4,462,518
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS......................       (1,243,119)         (1,444,506)       (7,791,448)         (7,131,761)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................        1,381,437           3,244,353        (2,630,522)          1,000,210
                                      --------------    ----------------    --------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................       (1,249,560)         (1,630,591)       (2,139,208)         (2,456,601)
    CLASS B........................         (339,683)           (252,489)         (672,912)           (704,937)
    CLASS C........................         (157,556)           (208,981)         (121,417)           (123,351)
    INSTITUTIONAL CLASS............         (203,140)            (39,421)         (703,079)           (189,905)
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................         (272,824)         (2,251,359)       (1,007,412)         (3,741,684)
    CLASS B........................         (105,353)           (521,883)         (443,990)         (1,367,448)
    CLASS C........................          (45,114)           (314,608)          (70,781)           (238,670)
    INSTITUTIONAL CLASS............          (50,569)           (121,496)         (342,180)           (631,881)
RETURN OF CAPITAL
  CLASS A..........................                0                   0                 0                   0
  CLASS B..........................                0                   0                 0                   0
  CLASS C..........................                0                   0                 0                   0
  CLASS INSTITUTIONAL..............                0                   0                 0                   0
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................        7,778,374          10,257,399        16,637,594          50,126,407
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................        1,469,717           3,792,348         3,111,435           6,117,494
  COST OF SHARES REDEEMED -
    CLASS A........................      (13,395,932)        (11,111,469)      (32,480,122)        (33,109,737)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....       (4,147,841)          2,938,278       (12,731,093)         23,134,164
                                      --------------    ----------------    --------------    ----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................        8,169,755           5,579,823        11,614,080          12,673,602
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................          416,758             738,494         1,061,722           1,989,464
  COST OF SHARES REDEEMED -
    CLASS B........................       (3,123,839)           (967,250)       (6,356,527)         (5,953,759)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....        5,462,674           5,351,067         6,319,275           8,709,307
                                      --------------    ----------------    --------------    ----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS C........................        2,691,862           1,281,050         3,687,567           3,179,883
  REINVESTMENT OF DIVIDENDS -
    CLASS C........................          176,231             460,898           174,324             342,451
  COST OF SHARES REDEEMED -
    CLASS C........................       (1,063,937)         (2,826,502)       (3,485,577)         (2,699,119)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C.....        1,804,156          (1,084,554)          376,314             823,215
                                      --------------    ----------------    --------------    ----------------
  PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS............        7,325,640           4,479,316        20,564,327          23,574,722
  REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS............          253,222             159,516         1,044,936             821,636
  COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS............       (2,372,585)           (715,605)       (5,967,436)         (2,590,903)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS..............        5,206,277           3,923,227        15,641,827          21,805,455
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................        7,282,904           9,031,543         1,474,822          46,017,874
                                      --------------    ----------------    --------------    ----------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS..................   $   74,950,443    $     67,667,539    $  173,510,852    $    172,036,030
                                      --------------    ----------------    --------------    ----------------
  SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A..........          790,119           1,009,998         1,400,538           3,923,374
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS A.......          150,267             375,260           263,834             482,934
    SHARES REDEEMED - CLASS A......       (1,358,500)         (1,074,307)       (2,720,752)         (2,553,831)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............         (418,114)            310,951        (1,056,380)          1,852,477
                                      --------------    ----------------    --------------    ----------------
    SHARES SOLD - CLASS B..........          814,236             531,943           969,705             979,951
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS B.......           41,819              72,188            89,915             157,237
    SHARES REDEEMED - CLASS B......         (312,118)            (92,087)         (532,431)           (458,405)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............          543,937             512,044           527,189             678,783
                                      --------------    ----------------    --------------    ----------------
    SHARES SOLD - CLASS C..........          268,712             122,892           306,190             241,761
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS C.......           17,718              44,955            14,643              26,845
    SHARES REDEEMED - CLASS C......         (106,446)           (269,294)         (291,961)           (207,553)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS C............          179,984            (101,447)           28,872              61,053
                                      --------------    ----------------    --------------    ----------------
    SHARES SOLD - INSTITUTIONAL
      CLASS........................          730,339             432,485         1,710,703           1,816,317
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - INSTITUTIONAL
      CLASS........................           25,502              15,719            87,983              65,121
    SHARES REDEEMED - INSTITUTIONAL
      CLASS........................         (237,450)            (69,007)         (498,419)           (199,595)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL
  CLASS............................          518,391             379,197         1,300,267           1,681,843
                                      --------------    ----------------    --------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME................   $      322,937    $        334,876    $      703,069    $        665,305

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                    WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                 OUTLOOK 2020                          OUTLOOK 2030
                                     ------------------------------------  ------------------------------------
                                               FOR THE            FOR THE            FOR THE            FOR THE
                                            YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                     FEBRUARY 28, 2002  FEBRUARY 28, 2001  FEBRUARY 28, 2002  FEBRUARY 28, 2001
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS...............   $  273,310,920    $    230,819,836    $  190,762,230    $    179,768,104
OPERATIONS:
NET INVESTMENT INCOME (LOSS).......        3,684,212           4,051,367         1,280,772           1,668,699
NET REALIZED GAIN (LOSS) ON SALE OF
  INVESTMENTS......................          676,698           9,715,229         2,365,956           6,671,769
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS......................      (21,058,210)        (26,860,449)      (19,935,809)        (21,514,114)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................      (16,697,300)        (13,093,853)      (16,289,081)        (13,173,646)
                                      --------------    ----------------    --------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................       (1,962,975)         (2,843,778)         (960,820)         (1,325,016)
    CLASS B........................         (409,869)           (563,897)         (101,254)           (190,463)
    CLASS C........................          (55,006)            (50,331)          (12,882)            (13,221)
    INSTITUTIONAL CLASS............       (1,328,566)           (379,241)         (255,739)            (59,325)
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................         (855,640)         (8,662,324)       (2,808,634)         (5,571,587)
    CLASS B........................         (278,562)         (2,543,230)         (760,049)         (1,511,734)
    CLASS C........................          (42,379)           (273,557)         (103,454)           (146,716)
    INSTITUTIONAL CLASS............         (545,269)         (2,473,626)         (659,364)           (395,829)
RETURN OF CAPITAL
  CLASS A..........................                0            (192,819)                0                   0
  CLASS B..........................                0             (38,234)                0                   0
  CLASS C..........................                0              (3,413)                0                   0
  CLASS INSTITUTIONAL..............                0             (25,714)                0                   0
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................       25,609,731          41,120,628        12,839,269          41,701,125
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................        2,783,364          11,560,448         3,721,693           6,820,056
  COST OF SHARES REDEEMED -
    CLASS A........................      (34,396,248)        (56,429,776)      (34,656,148)        (39,952,493)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....       (6,003,153)         (3,748,700)      (18,095,186)          8,568,688
                                      --------------    ----------------    --------------    ----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................        7,160,159          10,897,882         3,015,800           6,242,617
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................          670,181           3,089,598           849,581           1,677,832
  COST OF SHARES REDEEMED -
    CLASS B........................       (8,527,732)         (8,495,878)       (6,644,142)         (5,524,069)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....         (697,392)          5,491,602        (2,778,761)          2,396,380
                                      --------------    ----------------    --------------    ----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS C........................        2,923,822           4,621,265         1,936,505           2,971,972
  REINVESTMENT OF DIVIDENDS -
    CLASS C........................           90,938             312,653           114,140             155,773
  COST OF SHARES REDEEMED -
    CLASS C........................       (2,024,637)           (955,054)       (1,625,103)           (426,695)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C.....          990,123           3,978,864           425,542           2,701,050
                                      --------------    ----------------    --------------    ----------------
  PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS............       46,118,491          73,603,996        17,797,433          21,055,773
  REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS............        1,860,297           2,854,055           905,057             432,533
  COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS............      (11,196,458)         (8,544,716)       (4,107,323)         (1,772,761)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS..............       36,782,330          67,913,335        14,595,167          19,715,545
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................        8,896,342          42,491,084       (27,804,515)         10,994,126
                                      --------------    ----------------    --------------    ----------------
NET ASSETS:
---------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS..................   $  282,207,262    $    273,310,920    $  162,957,715    $    190,762,230
                                      --------------    ----------------    --------------    ----------------
  SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A..........        2,006,724           2,732,507           906,885           2,479,675
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS A.......          221,989             812,870           268,793             416,133
    SHARES REDEEMED - CLASS A......       (2,720,350)         (3,821,702)       (2,443,142)         (2,371,538)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............         (491,637)           (276,325)       (1,267,464)            524,270
                                      --------------    ----------------    --------------    ----------------
    SHARES SOLD - CLASS B..........          567,966             735,398           215,056             368,347
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS B.......           53,753             219,998            62,317             104,449
    SHARES REDEEMED - CLASS B......         (683,286)           (578,355)         (473,605)           (327,798)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............          (61,567)            377,041          (196,232)            144,998
                                      --------------    ----------------    --------------    ----------------
    SHARES SOLD - CLASS C..........          230,905             314,961           137,960             171,673
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS C.......            7,251              22,195             8,370               9,714
    SHARES REDEEMED - CLASS C......         (162,303)            (65,195)         (119,263)            (26,008)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS C............           75,853             271,961            27,067             155,379
                                      --------------    ----------------    --------------    ----------------
    SHARES SOLD - INSTITUTIONAL
      CLASS........................        3,561,827           4,932,226         1,251,264           1,264,948
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - INSTITUTIONAL
      CLASS........................          147,202             201,300            64,964              26,407
    SHARES REDEEMED - INSTITUTIONAL
      CLASS........................         (876,804)           (586,043)         (287,691)           (104,510)
                                      --------------    ----------------    --------------    ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL
  CLASS............................        2,832,225           4,547,483         1,028,537           1,186,845
                                      --------------    ----------------    --------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME................   $      582,801    $        694,917    $      326,461    $        276,660

                                                 OUTLOOK 2040
                                     ------------------------------------
                                               FOR THE            FOR THE
                                            YEAR ENDED         YEAR ENDED
                                     FEBRUARY 28, 2002  FEBRUARY 28, 2001
-----------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS...............   $  341,040,109    $    406,924,136
OPERATIONS:
NET INVESTMENT INCOME (LOSS).......          405,636             122,774
NET REALIZED GAIN (LOSS) ON SALE OF
  INVESTMENTS......................          731,311          23,088,798
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS......................      (39,726,241)        (65,298,257)
                                      --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................      (38,589,294)        (42,086,685)
                                      --------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................                0            (517,130)
    CLASS B........................                0              (1,614)
    CLASS C........................                0                (136)
    INSTITUTIONAL CLASS............                0              (4,589)
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................       (2,290,220)        (17,089,951)
    CLASS B........................         (944,369)         (6,767,460)
    CLASS C........................          (77,144)           (555,878)
    INSTITUTIONAL CLASS............         (433,220)         (2,179,571)
RETURN OF CAPITAL
  CLASS A..........................                0                   0
  CLASS B..........................                0                   0
  CLASS C..........................                0                   0
  CLASS INSTITUTIONAL..............                0                   0
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................       11,902,824          36,004,435
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................        2,256,251          17,344,812
  COST OF SHARES REDEEMED -
    CLASS A........................      (36,376,805)        (98,065,313)
                                      --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....      (22,217,730)        (44,716,066)
                                      --------------    ----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................        4,691,576          14,826,133
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................          926,508           6,667,859
  COST OF SHARES REDEEMED -
    CLASS B........................      (12,406,782)        (12,249,159)
                                      --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....       (6,788,698)          9,244,833
                                      --------------    ----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS C........................        1,543,660           3,623,432
  REINVESTMENT OF DIVIDENDS -
    CLASS C........................           71,780             521,056
  COST OF SHARES REDEEMED -
    CLASS C........................       (1,625,874)         (2,453,550)
                                      --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C.....          (10,434)          1,690,938
                                      --------------    ----------------
  PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS............       14,966,088          40,606,637
  REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS............          432,356           2,177,036
  COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS............       (8,559,903)         (5,684,391)
                                      --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS..............        6,838,541          37,099,282
                                      --------------    ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................      (64,512,568)        (65,884,027)
                                      --------------    ----------------
NET ASSETS:
-----------------------------------
ENDING NET ASSETS..................   $  276,527,541    $    341,040,109
                                      --------------    ----------------
  SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A..........          826,625           1,969,271
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS A.......          160,040           1,012,113
    SHARES REDEEMED - CLASS A......       (2,518,424)         (5,207,270)
                                      --------------    ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............       (1,531,759)         (2,225,886)
                                      --------------    ----------------
    SHARES SOLD - CLASS B..........          335,705             802,548
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS B.......           67,963             401,937
    SHARES REDEEMED - CLASS B......         (906,830)           (671,917)
                                      --------------    ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............         (503,162)            532,568
                                      --------------    ----------------
    SHARES SOLD - CLASS C..........          108,489             197,734
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - CLASS C.......            5,265              31,390
    SHARES REDEEMED - CLASS C......         (120,306)           (139,795)
                                      --------------    ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS C............           (6,552)             89,329
                                      --------------    ----------------
    SHARES SOLD - INSTITUTIONAL
      CLASS........................        1,016,566           2,160,951
    SHARES ISSUED IN REINVESTMENT
      OF DIVIDENDS - INSTITUTIONAL
      CLASS........................           30,315             126,462
    SHARES REDEEMED - INSTITUTIONAL
      CLASS........................         (590,593)           (322,981)
                                      --------------    ----------------
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL
  CLASS............................          456,288           1,964,432
                                      --------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME................   $      347,910    $       (930,627)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS     DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET          FROM NET
                           VALUE PER      INCOME     GAIN (LOSS)  INVESTMENT          REALIZED      RETURN
                               SHARE      (LOSS)  ON INVESTMENTS      INCOME             GAINS  OF CAPITAL
----------------------------------------------------------------------------------------------------------

OUTLOOK TODAY
CLASS A
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............  $   9.94   $    0.29    $      (0.09)  $   (0.29)     $      (0.06)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.30        0.38            0.21       (0.39)            (0.56)        N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     10.52        0.38            0.09       (0.36)            (0.33)        N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     10.83        0.36            0.32       (0.37)            (0.62)        N/A
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     10.71        0.43            0.81       (0.44)            (0.68)        N/A

CLASS B
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     10.11        0.23           (0.08)      (0.24)            (0.06)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.44        0.31            0.24       (0.32)            (0.56)        N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     10.61        0.27            0.14       (0.25)            (0.33)        N/A
AUGUST 1, 1998(3) TO
  FEBRUARY 28, 1999......     10.91        0.07            0.29       (0.04)            (0.62)        N/A

CLASS C
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     10.09        0.23           (0.08)      (0.24)            (0.06)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.44        0.34            0.21       (0.34)            (0.56)        N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     10.62        0.29            0.12       (0.26)            (0.33)        N/A
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     11.24        0.04           (0.04)      (0.01)            (0.61)        N/A

INSTITUTIONAL CLASS
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     10.08        0.30           (0.07)      (0.31)            (0.06)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.36        0.36            0.25       (0.33)            (0.56)        N/A
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     10.66        0.08            0.00       (0.05)            (0.33)        N/A

OUTLOOK 2010
----------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     12.22        0.28           (0.45)      (0.27)            (0.13)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.88        0.35           (0.15)      (0.35)            (0.51)        N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     13.27        0.34            0.66       (0.34)            (1.05)        N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     13.16        0.32            0.94       (0.33)            (0.82)        N/A
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     12.20        0.36            1.82       (0.38)            (0.84)        N/A

CLASS B
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     12.23        0.20           (0.43)      (0.21)            (0.13)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.88        0.28           (0.14)      (0.28)            (0.51)        N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     13.25        0.25            0.68       (0.25)            (1.05)        N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     13.10        0.22            0.97       (0.22)            (0.82)        N/A
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     12.02        0.19            1.88       (0.15)            (0.84)        N/A

CLASS C
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     12.32        0.20           (0.43)      (0.21)            (0.13)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.97        0.29           (0.16)      (0.27)            (0.51)        N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     13.29        0.21            0.72       (0.20)            (1.05)        N/A
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     13.98        0.04            0.09        0.00(4)          (0.82)        N/A

INSTITUTIONAL CLASS
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     12.32        0.29           (0.43)      (0.30)            (0.13)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.95        0.33           (0.12)      (0.33)            (0.51)        N/A
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     13.83        0.07            0.13       (0.03)            (1.05)        N/A

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
78

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                           NET ASSET  -------------------------------------------          PORTFOLIO   NET ASSETS, AT
                           VALUE PER     NET INVESTMENT          NET        GROSS   TOTAL   TURNOVER    END OF PERIOD
                               SHARE       INCOME(LOSS)     EXPENSES     EXPENSES  RETURN    RATE(2)  (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------

OUTLOOK TODAY
CLASS A
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............  $   9.79             2.85%        1.30%        1.63%     2.06%      51%        $41,543
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............      9.94             3.66%        1.30%        1.51%     5.79%      58%        46,316
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     10.30             3.29%        1.30%        1.45%     4.47%      55%        44,801
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     10.52             3.27%        1.25%        1.31%     6.40%      66%        56,986
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     10.83             3.83%        1.20%         N/A     11.99%      39%        67,909

CLASS B
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............      9.96             2.31%        1.80%        2.26%     1.54%      51%        16,678
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.11             3.15%        1.80%        2.00%     5.30%      58%        11,425
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     10.44             2.76%        1.80%        2.17%     3.87%      55%         6,457
AUGUST 1, 1998(3) TO
  FEBRUARY 28, 1999......     10.61             2.24%        1.70%        3.01%     3.35%      66%         3,161

CLASS C
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............      9.94             2.32%        1.80%        2.26%     1.52%      51%         7,678
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.09             3.19%        1.80%        1.97%     5.36%      58%         5,972
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     10.44             2.77%        1.80%        2.13%     3.91%      55%         7,243
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     10.62             2.27%        1.76%        2.66%     0.02%      66%         4,758

INSTITUTIONAL CLASS
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............      9.94             3.06%        1.03%        1.29%     2.40%      51%         9,052
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     10.08             3.88%        1.04%        1.16%     5.94%      58%         3,954
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     10.36             3.56%        1.00%        1.05%     0.53%      55%           134

OUTLOOK 2010
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     11.65             2.25%        1.30%        1.53%    (1.43)%     39%        89,878
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.22             2.74%        1.30%        1.43%     1.41%      54%       107,161
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     12.88             2.45%        1.30%        1.39%     7.50%      49%        89,056
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     13.27             2.42%        1.25%        1.28%     9.91%      38%        89,543
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     13.16             2.85%        1.20%         N/A     18.45%      46%        89,659

CLASS B
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     11.66             1.73%        1.80%        2.12%    (1.92)%     39%        41,166
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.23             2.23%        1.80%        1.95%     0.93%      54%        36,727
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     12.88             1.93%        1.80%        1.94%     6.96%      49%        29,937
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     13.25             1.90%        1.76%        1.84%     9.30%      38%        18,158
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     13.10             2.15%        1.70%         N/A     17.64%      46%         6,248

CLASS C
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     11.75             1.74%        1.80%        2.12%    (1.90)%     39%         5,919
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.32             2.24%        1.80%        1.96%     0.89%      54%         5,850
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     12.97             1.88%        1.80%        2.52%     6.91%      49%         5,364
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     13.29             2.04%        1.76%        7.72%     1.11%      38%           675

INSTITUTIONAL CLASS
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     11.75             2.48%        1.03%        1.21%    (1.14)%     39%        36,548
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     12.32             3.03%        1.04%        1.08%     1.52%      54%        22,299
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     12.95             2.72%        1.00%        1.01%     1.08%      49%         1,661

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS     DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET          FROM NET
                           VALUE PER      INCOME     GAIN (LOSS)  INVESTMENT          REALIZED      RETURN
                               SHARE      (LOSS)  ON INVESTMENTS      INCOME             GAINS  OF CAPITAL
----------------------------------------------------------------------------------------------------------

OUTLOOK 2020
CLASS A
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............  $  13.28   $    0.13    $      (0.87)  $   (0.14)     $      (0.11)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     14.78        0.24           (0.75)      (0.23)            (0.74)   $  (0.02)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     14.91        0.24            1.33       (0.24)            (1.46)        N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     14.70        0.24            1.47       (0.25)            (1.25)        N/A
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     12.98        0.28            2.73       (0.29)            (1.00)        N/A

CLASS B
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     13.17        0.07           (0.87)      (0.08)            (0.11)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     14.66        0.16           (0.74)      (0.16)            (0.74)      (0.01)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     14.79        0.15            1.33       (0.15)            (1.46)        N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     14.55        0.15            1.48       (0.15)            (1.24)        N/A
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     12.79        0.14            2.74       (0.12)            (1.00)        N/A

CLASS C
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     13.25        0.07           (0.87)      (0.08)            (0.11)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     14.74        0.16           (0.74)      (0.16)            (0.74)      (0.01)
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     14.82        0.11            1.37       (0.10)            (1.46)        N/A
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     15.82        0.01            0.22        0.00(4)          (1.23)        N/A

INSTITUTIONAL CLASS
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     13.42        0.16           (0.87)      (0.18)            (0.11)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     14.89        0.24           (0.72)      (0.23)            (0.74)      (0.02)
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     16.01        0.06            0.30       (0.02)            (1.46)        N/A

OUTLOOK 2030
----------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     15.13        0.12           (1.43)      (0.12)            (0.36)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     16.96        0.17           (1.17)      (0.16)            (0.67)        N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     17.15        0.17            2.03       (0.17)            (2.22)        N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     16.51        0.18            1.93       (0.19)            (1.28)        N/A
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     13.83        0.23            3.54       (0.23)            (0.86)        N/A

CLASS B
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     14.88        0.05           (1.39)      (0.05)            (0.36)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     16.72        0.07           (1.16)      (0.08)            (0.67)        N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     16.93        0.08            2.01       (0.08)            (2.22)        N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     16.28        0.09            1.92       (0.10)            (1.26)        N/A
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     13.63        0.10            3.50       (0.09)            (0.86)        N/A

CLASS C
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     14.90        0.04           (1.39)      (0.05)            (0.36)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     16.74        0.08           (1.17)      (0.08)            (0.67)        N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     16.94        0.06            2.01       (0.05)            (2.22)        N/A
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     17.89        0.00            0.31        0.00(4)          (1.26)        N/A

INSTITUTIONAL CLASS
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     15.24        0.15           (1.42)      (0.16)            (0.36)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     17.07        0.17           (1.16)      (0.17)            (0.67)        N/A
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     18.73        0.03            0.54       (0.01)            (2.22)        N/A

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
80

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                           NET ASSET  -------------------------------------------          PORTFOLIO   NET ASSETS, AT
                           VALUE PER     NET INVESTMENT          NET        GROSS   TOTAL   TURNOVER    END OF PERIOD
                               SHARE       INCOME(LOSS)     EXPENSES     EXPENSES  RETURN    RATE(2)  (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------

OUTLOOK 2020
CLASS A
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............  $  12.29             1.35%        1.30%        1.50%    (5.57)%     29%    $      137,265
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     13.28             1.63%        1.30%        1.39%    (3.79)%     39%           154,871
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     14.78             1.52%        1.30%        1.33%    10.45%      43%           176,460
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     14.91             1.61%        1.25%        1.26%    12.02%      36%           165,584
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     14.70             2.05%        1.20%         N/A     23.97%      41%           166,198

CLASS B
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     12.18             0.85%        1.80%        2.08%    (6.09)%     29%            43,280
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     13.17             1.12%        1.80%        1.94%    (4.25)%     39%            47,591
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     14.66             1.02%        1.80%        1.95%     9.90%      43%            47,472
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     14.79             1.04%        1.76%        1.84%    11.56%      36%            28,467
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     14.55             1.33%        1.70%         N/A     23.05%      41%            12,129

CLASS C
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     12.26             0.83%        1.80%        2.08%    (6.06)%     29%             6,767
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     13.25             1.15%        1.80%        1.96%    (4.26)%     39%             6,308
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     14.74             0.92%        1.80%        3.28%     9.87%      43%             3,009
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     14.82             0.76%        1.71%       52.02%     1.70%      36%               192

INSTITUTIONAL CLASS
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     12.42             1.60%        1.03%        1.18%    (5.30)%     29%            94,895
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     13.42             1.93%        1.04%        1.04%    (3.58)%     39%            64,541
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     14.89             1.69%        1.00%        1.01%     1.74%      43%             3,879

OUTLOOK 2030
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     13.34             0.81%        1.30%        1.57%    (8.68)%     27%           100,884
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     15.13             0.97%        1.30%        1.41%    (6.29)%     27%           133,569
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     16.96             0.96%        1.30%        1.37%    12.63%      26%           140,867
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     17.15             1.07%        1.23%        1.26%    13.25%      19%           134,008
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     16.51             1.50%        1.20%         N/A     28.01%      27%           126,131

CLASS B
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     13.13             0.30%        1.80%        2.17%    (9.10)%     27%            27,913
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     14.88             0.47%        1.80%        2.00%    (6.79)%     27%            34,570
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     16.72             0.44%        1.80%        1.98%    12.13%      26%            36,406
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     16.93             0.52%        1.75%        1.84%    12.64%      19%            25,206
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     16.28             0.76%        1.70%         N/A     26.93%      27%            12,469

CLASS C
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     13.14             0.29%        1.80%        2.17%    (9.12)%     27%             3,412
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     14.90             0.49%        1.80%        2.16%    (6.79)%     27%             3,467
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     16.74             0.36%        1.80%        5.37%    12.05%      26%             1,293
DECEMBER 1, 1998(3) TO
  FEBRUARY 28, 1999......     16.94             0.16%        1.73%       72.87%     1.98%      19%                92

INSTITUTIONAL CLASS
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     13.45             1.05%        1.03%        1.24%    (8.47)%     27%            30,749
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     15.24             1.27%        1.05%        1.05%    (6.08)%     27%            19,156
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     17.07             1.06%        1.00%        1.02%     2.39%      26%             1,203

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OUTLOOK FUNDS                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS     DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET          FROM NET
                           VALUE PER      INCOME     GAIN (LOSS)  INVESTMENT          REALIZED      RETURN
                               SHARE      (LOSS)  ON INVESTMENTS      INCOME             GAINS  OF CAPITAL
----------------------------------------------------------------------------------------------------------

OUTLOOK 2040
CLASS A
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............  $  15.50   $    0.03    $      (1.80)  $    0.00      $      (0.18)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     18.78        0.02           (1.98)      (0.03)            (1.29)        N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     17.87        0.05            2.78       (0.05)            (1.87)        N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     17.07        0.08            2.39       (0.08)            (1.59)        N/A
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     14.50        0.13            4.17       (0.14)            (1.59)        N/A

CLASS B
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     15.05       (0.05)          (1.74)       0.00             (0.18)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     18.34       (0.05)          (1.95)       0.00(4)          (1.29)        N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     17.52       (0.04)           2.73        0.00             (1.87)        N/A
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     16.76       (0.01)           2.33       (0.01)            (1.55)        N/A
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     14.29        0.03            4.06       (0.03)            (1.59)        N/A

CLASS C
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     15.06       (0.04)          (1.75)       0.00             (0.18)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     18.34       (0.05)          (1.94)       0.00(4)          (1.29)        N/A
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     17.53       (0.04)           2.72        0.00             (1.87)        N/A
JULY 1, 1998(3) TO
  FEBRUARY 28, 1999......     18.01       (0.01)           1.08        0.00             (1.55)        N/A

INSTITUTIONAL CLASS
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     15.64        0.07           (1.82)       0.00             (0.18)        N/A
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     18.90        0.07           (1.99)      (0.05)            (1.29)        N/A
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     19.97        0.00            0.80        0.00             (1.87)        N/A

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
82

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OUTLOOK FUNDS
--------------------------------------------------------------------------------

                              ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                           NET ASSET  -------------------------------------------          PORTFOLIO   NET ASSETS, AT
                           VALUE PER     NET INVESTMENT          NET        GROSS   TOTAL   TURNOVER    END OF PERIOD
                               SHARE       INCOME(LOSS)     EXPENSES     EXPENSES  RETURN    RATE(2)  (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------

OUTLOOK 2040
CLASS A
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............  $  13.55             0.24%        1.30%        1.55%    (11.45)%     14%   $      169,829
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     15.50             0.15%        1.30%        1.41%    (11.09)%     20%          218,085
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     18.78             0.24%        1.30%        1.36%    15.65%      29%           306,002
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     17.87             0.42%        1.25%        1.26%    14.98%      19%           261,808
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............     17.07             0.82%        1.20%         N/A     30.66%      34%           248,195

CLASS B
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     13.08            (0.27)%       1.80%        2.14%    (11.93)%     14%           67,290
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     15.05            (0.35)%       1.80%        2.05%    (11.53)%     20%           84,993
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     18.34            (0.28)%       1.80%        1.95%    15.07%      29%            93,757
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............     17.52            (0.12)%       1.75%        1.78%    14.37%      19%            63,395
MARCH 1, 1997(3) TO
  FEBRUARY 28, 1998......     16.76             0.08%        1.70%         N/A     29.47%      34%            30,754

CLASS C
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     13.09            (0.27)%       1.80%        2.14%    (11.92)%     14%            5,432
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     15.06            (0.35)%       1.80%        1.96%    (11.52)%     20%            6,349
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............     18.34            (0.30)%       1.80%        2.55%    15.07%      29%             6,095
JULY 1, 1998(3) TO
  FEBRUARY 28, 1999......     17.53            (0.39)%       1.71%        4.71%     6.40%      19%             3,096

INSTITUTIONAL CLASS
MARCH 1, 2001 TO FEBRUARY
  28, 2002...............     13.71             0.54%        1.02%        1.22%    (11.22)%     14%           33,976
MARCH 1, 2000 TO FEBRUARY
  28, 2001...............     15.64             0.46%        1.04%        1.07%    (10.80)%     20%           31,613
NOVEMBER 8, 1999(3) TO
  FEBRUARY 29, 2000......     18.90             0.24%        1.00%        1.01%     3.27%      29%             1,069

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO EACH FUND. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND
(3)  COMMENCEMENT OF OPERATIONS.
(4)  DISTRIBUTION WAS LESS THAN $0.01 PER SHARE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OUTLOOK FUNDS                                  NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 10, 1999, and is currently comprised of 71 separate series. These financial statements represent the Outlook Today (formerly LifePath Opportunity), Outlook 2010 (formerly LifePath 2010), Outlook 2020 (formerly LifePath 2020), Outlook 2030 (formerly LifePath 2030), and Outlook 2040 (formerly LifePath 2040) Funds (each a "Fund," collectively the "Funds").
   Each Fund is authorized to issue four classes of shares: Class A, Class B, Class C and Institutional Class. The four classes of shares differ principally in their respective distribution, servicing and transfer agent fees and sales charges. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights; differences in per share income dividend rates are generally due to differences in separate class expenses, including distribution fees, and from weightings of pro rata income allocations.
   Prior to June 23, 2001, each Fund invested all of its assets in a separate series of Master Investment Portfolio ("MIP") (each, a "Master Portfolio") with the same investment objectives as the Fund. On June 23, 2001, each Fund 'de-linked' from the Master Portfolios to become a stand-alone mutual fund. This was accomplished by each Fund redeeming its ownership interest in the Master Portfolio in which it invested in exchange for a proportionate share of cash and securities. In connection with the de-linking, the Funds made reclassification entries to adjust for certain book to tax differences which increased (decreased) the cost basis of securities and increased (decreased) unrealized appreciation (depreciation). Such reclassifications amounted to ($46,753), ($815,677), ($3,605,520), ($1,489,984), ($9,898,276) for the
  Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, Outlook 2040 Fund, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
   The following significant accounting policies which are consistently followed by the Trust in preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("US GAAP") for investment companies.
   The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Effective June 23, 2001, investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to

NOTES TO THE FINANCIAL STATEMENTS                                  OUTLOOK FUNDS
--------------------------------------------------------------------------------

  maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

RECLASSIFICATION OF CAPITAL ACCOUNTS
   As of February 28, 2002, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                                     Undistributed Net     Undistributed Net
Fund Name                                            Investment Income    Realized Gain/(Loss)    Paid-in Capital
OUTLOOK TODAY FUND                                       $ (6,358)             $  115,317           $  (108,959)

OUTLOOK 2010 FUND                                          (8,438)                (20,764)               29,202

OUTLOOK 2020 FUND                                         (39,912)              1,250,498            (1,210,586)

OUTLOOK 2030 FUND                                          99,724               2,204,962            (2,304,686)

OUTLOOK 2040 FUND                                         872,901               1,242,102            (2,115,003)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Each Fund declares and pays dividends to shareholders from net investment income quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed at least annually. Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which income and realized gains (losses) were recorded by the Funds.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains also may differ from their ultimate characterization for federal income tax purposes. These differences between income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statement of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required at February 28, 2002.
   The following Funds had estimated net capital loss carryforwards at February 28, 2002, which are available to offset future net realized capital gains.

Fund                                                            Year Expires    Capital Loss Carryforwards
OUTLOOK 2010                                                        2010                 $110,561

OUTLOOK 2020                                                        2010                  408,192

OUTLOOK 2030                                                        2010                  393,209

OUTLOOK 2040                                                        2010                  797,881

FUTURES CONTRACTS
   Each Fund may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as

OUTLOOK FUNDS                                  NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.
   There were no open futures contracts in any of the Funds at the February 28, 2002 year-end.

REPURCHASE AGREEMENTS
   Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Schedule of Investments. The adviser to the Fund may pool each Fund's cash and invest in repurchase agreements entered into by the other Funds. Each Fund's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.
   There were no open repurchase agreements in any of the Funds at the February 28, 2002 year-end.

SECURITY LOANS
   The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered in to. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risk of the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the period ended February 28, 2002 is shown on the Statement of Assets and Liabilities.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
   Effective October 19, 2001, the Trust entered into an investment advisory contract on behalf of each Fund with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management, an indirect and wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-adviser. Funds Management is entitled to receive an annual fee of 0.70% of the Funds' average daily net assets for its services as adviser. Prior to October 19, 2001, Barclays Global Fund Advisors ("BGFA") served as the adviser to the Funds.
   Effective October 19, 2001, BGFA, a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), and an indirect subsidiary of Barclays Bank, PLC, is the sub-adviser for each of the Funds. In this capacity, BGFA invests the Funds' assets according to an asset allocation model. BGFA is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $100 million, 0.20% for the next $100 million, and 0.15% of each Fund's average daily net assets in excess of $200 million.
   The Trust has also entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acts as administrator of the Funds and is entitled to receive, on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Funds.
   Funds Management has committed to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed through June 30, 2003 to maintain the current net operating expense ratio for each Fund. Actual reimbursements and waivers can have a positive effect on performance information. For

NOTES TO THE FINANCIAL STATEMENTS                                  OUTLOOK FUNDS
--------------------------------------------------------------------------------

  the year ended February 28, 2002, Funds Management waived a portion of each Fund's expenses. Expense waiver information is included in the Funds' Statements of Operations.
   Effective June 23, 2001, the Funds retained Forum Accounting Services, LLC ("Forum") to provide portfolio accounting services to each Fund. For these services, Forum is entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, plus out-of-pocket expenses.
   Effective June 23, 2001, the Trust entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN"), whereby Wells Fargo Bank MN is responsible for providing custody services for the Funds. Pusuant to the contract, Wells Fargo Bank MN is entitled to receive certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.
   The Trust has also entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Wells Fargo Bank provides sub-transfer agency services to the Funds.
   On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers, and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, Class A, Class B and Class C shares may pay each Shareholder Servicing Agent an annual fee of up to 0.25% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent.
   The Trust has entered into an agreement with Stephens Inc. ("Stephens") on behalf of its shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services incurred on behalf of the Class B and Class C shares. For providing these services, Stephens is entitled to receive annual fees of 0.75% of the average daily net assets of Class B and Class C shares. There are no 12b-1 fees charged for the Class A and Institutional
  Class shares.
   Prior to June 23, 2001, the Funds, as feeder funds, were provided certain services through service arrangements that existed at the master portfolio level.

4. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
   As of February 28, 2002, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
   Purchases and sales of investments (exclusive of short-term investments) for each Fund for the period ended February 28, 2002, were as follows:

                                     FROM 03/01/01 TO 06/22/01                               FROM 06/23/01 TO 02/28/02
                       -----------------------------------------------------   -----------------------------------------------------
                               PURCHASES                     SALES                     PURCHASES                     SALES
                       -------------------------   -------------------------   -------------------------   -------------------------
Fund                     US Gov         Other        US Gov         Other        US Gov         Other        US Gov         Other
OUTLOOK TODAY          25,832,720     3,846,755     8,247,977     1,074,691    15,621,807    14,579,971    24,775,213       104,591

OUTLOOK 2010           39,895,974    14,541,165    19,619,920       885,048    16,432,828    36,749,265    39,720,174     4,239,346

OUTLOOK 2020           51,552,860    65,484,495    21,603,889     2,364,722    28,591,293    43,974,594    42,093,850    11,238,438

OUTLOOK 2030           10,981,263    28,750,111     8,007,620       852,849    23,035,264    11,945,599    28,714,368     8,174,128

OUTLOOK 2040                   (0)   14,547,897    12,702,866     5,895,088    19,718,566     9,015,881    12,041,691    31,941,775

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------
   On March 22, 2002, the Funds declared dividends per share as shown below. The dividend was paid on March 25, 2002, to shareholders of record on March 21, 2002.

                                 Outlook Today    Outlook 2010    Outlook 2020    Outlook 2030    Outlook 2040
CLASS A                            $0.059980       $0.055710       $0.020220       $0.025480       $       0

CLASS B                             0.048770        0.042730        0.006320        0.010440               0

CLASS C                             0.049420        0.041930        0.006190        0.012150               0

INSTITUTIONAL                       0.066640        0.063710        0.028640        0.034620               0

OUTLOOK FUNDS                                  NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The tax character of distributions paid during fiscal years ending 2/28/02 and 2/28/01 was as follows:

                                 ORDINARY                    LONG TERM                 RETURN OF
                                  INCOME                    CAPITAL GAIN                CAPITAL                    TOTAL
                         -------------------------   --------------------------   --------------------   --------------------------
Fund Name                   2002          2001          2002           2001         2002       2001         2002           2001
OUTLOOK TODAY             1,986,752     2,198,006       437,047      3,142,822        0             0     2,423,799      5,340,828

OUTLOOK 2010              3,771,882     3,474,794     1,729,097      5,979,683        0             0     5,500,979      9,454,477

OUTLOOK 2020              3,756,416     3,831,228     1,721,850     13,958,756        0       260,180     5,478,266     18,050,164

OUTLOOK 2030              1,470,843     1,588,025     4,191,353      7,625,866        0             0     5,662,196      9,213,891

OUTLOOK 2040                      0       476,224     3,744,953     26,640,105        0             0     3,744,953     27,116,329

   As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

                                              Undistributed     Undistributied     Unrealized
Fund Name                                    Ordinary Income    Long-Term Gain    Appreciation       Total
OUTLOOK TODAY                                   $478,157          $   83,954      $    265,991    $  828,102

OUTLOOK 2010                                     714,589             127,680        (1,928,872)   (1,086,603)

OUTLOOK 2020                                     578,139               1,975        (6,764,649)   (6,184,535)

OUTLOOK 2030                                     573,142           1,689,851         2,116,295     4,379,288

OUTLOOK 2040                                     337,397           1,566,575       (11,493,744)   (9,589,772)

   The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital distributions from holdings in real estate investment trusts.

INDEPENDENT AUDITORS' REPORT                                       OUTLOOK FUNDS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST:
      We have audited the accompanying statements of assets and liabilities of Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, and Outlook 2040 Fund (the "Funds"), each a series of Wells Fargo Funds Trust, including the portfolios of investments as of February 28, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the period from March 1, 1997 to February 28, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of February 28, 2002, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.

       KPMG LLP
       San Francisco, California
       April 5, 2002

OUTLOOK FUNDS                                  NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
   The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 95 funds comprising Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                        Position held and              Principal occupations                    Other
Name and Age           length of service***           during past five years                Directorships
                                               RETIRED. DIRECTOR, FEDERAL FARM
                                               CREDIT BANKS FUNDING CORPORATION AND
                                               FARM CREDIT SYSTEM FINANCIAL
                                               ASSISTANCE CORPORATION UNTIL FEBRUARY
ROBERT C. BROWN 70     TRUSTEE SINCE 1992      1999.                                    NONE

                                                                                        BARCLAYS GLOBAL
                                                                                        INVESTOR FUNDS/MASTER
                                                                                        INVESTMENT PORTFOLIO
W. RODNEY HUGHES 75    TRUSTEE SINCE 1987      PRIVATE INVESTOR.                        (23 PORTFOLIOS)

                                               PRIVATE INVESTOR/REAL ESTATE
                                               DEVELOPER; CHAIRMAN OF WHITE POINT
J. TUCKER MORSE 57     TRUSTEE SINCE 1987      CAPITAL, LLC.                            NONE

NON-INTERESTED TRUSTEES

                        Position held and              Principal occupations                    Other
Name and Age           length of service***           during past five years                Directorships
                                               BUSINESS ASSOCIATE PROFESSOR (SINCE
                                               JULY 1999), WAKE FOREST UNIVERSITY,
                                               CALLOWAY SCHOOL OF BUSINESS AND
THOMAS S. GOHO 59      TRUSTEE SINCE 1987      ACCOUNTANCY.                             NONE

                       TRUSTEE SINCE 1998      CHAIRMAN AND CO-FOUNDER OF CRYSTAL
                       (LEAD TRUSTEE SINCE     GEYSER WATER COMPANY AND PRESIDENT OF
PETER G. GORDON 59     2001)                   CRYSTAL GEYSER ROXANE WATER COMPANY.     NONE

                                               PRESIDENT OF RICHARD M. LEACH
                                               ASSOCIATES (A FINANCIAL CONSULTING
RICHARD M. LEACH 68    TRUSTEE SINCE 1987      FIRM).                                   NONE

                                               SENIOR COUNSELOR TO THE PUBLIC
                                               RELATIONS FIRM OF HIMLE-HORNER AND
                                               SENIOR FELLOW AT THE HUMPHREY
                                               INSTITUTE, MINNEAPOLIS, MINNESOTA (A
TIMOTHY J. PENNY 50    TRUSTEE SINCE 1996      PUBLIC POLICY ORGANIZATION).             NONE

DONALD C. WILLEKE                              PRINCIPAL IN THE LAW FIRM OF
  61                   TRUSTEE SINCE 1996      WILLEKE & DANIELS.                       NONE

NOTES TO THE FINANCIAL STATEMENTS                                  OUTLOOK FUNDS
--------------------------------------------------------------------------------

OFFICERS

                        Position held and                  Principal occupations                    Other
Name and Age            length of service                 during past five years                Directorships
                                               EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK,
                                               N.A. PRESIDENT OF WELLS FARGO FUNDS
                                               MANAGEMENT, LLC SINCE MARCH 2001. SENIOR VICE
                                               PRESIDENT OF WELLS FARGO BANK, N.A. FROM
                                               APRIL 1997 TO MAY 1999. VICE PRESIDENT OF
                                               AMERICAN EXPRESS FINANCIAL ADVISORS UNTIL
MICHAEL J. HOGAN 43    PRESIDENT SINCE 2000    APRIL 1997.                                      NONE

                                               SENIOR VICE PRESIDENT OF WELLS FARGO BANK,
                                               N.A. SENIOR VICE PRESIDENT AND CHIEF
                                               ADMINISTRATIVE OFFICER OF WELLS FARGO FUNDS
                                               MANAGEMENT, LLC SINCE MARCH 2001. VICE
                                               PRESIDENT OF WELLS FARGO BANK, N.A. FROM
                                               DECEMBER 1997 TO MAY 2000. PRIOR THERETO,
                                               DIRECTOR OF MANAGED ASSETS INVESTMENT
                                               ACCOUNTING OF AMERICAN EXPRESS FINANCIAL
KARLA M. RABUSH 42     TREASURER SINCE 2000    ADVISORS UNTIL NOVEMBER 1997.                    NONE

                                               VICE PRESIDENT AND SENIOR COUNSEL OF WELLS
                                               FARGO BANK, N.A. VICE PRESIDENT AND SECRETARY
                                               OF WELLS FARGO FUNDS MANAGEMENT, LLC SINCE
                                               MARCH 2001. PRIOR THERETO, BRANCH CHIEF,
                                               DIVISION OF INVESTMENT MANAGEMENT, U.S.
C. DAVID MESSMAN 41    SECRETARY SINCE 2000    SECURITIES AND EXCHANGE COMMISSION.              NONE

                    * THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL
                      INFORMATION ABOUT THE FUNDS' TRUSTEES AND IS AVAILABLE,
                      WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-222-8222.

                   ** CURRENTLY, THREE OF THE EIGHT TRUSTEES ARE CONSIDERED
                      "INTERESTED PERSONS" OF THE TRUSTS AS DEFINED IN THE
                      INVESTMENT COMPANY ACT OF 1940. TWO OF THE INTERESTED
                      TRUSTEES, ROBERT C. BROWN AND W. RODNEY HUGHES, OWN
                      SECURITIES OF WELLS FARGO & COMPANY, AND ONE OF THE
                      INTERESTED TRUSTEES, J. TUCKER MORSE, IS AFFILIATED WITH A
                      GOVERNMENT SECURITIES DEALER THAT IS REGISTERED UNDER THE
                      SECURITIES EXCHANGE ACT OF 1934, WHICH IS NOT ITSELF
                      AFFILIATED WITH WELLS FARGO FUNDS MANAGEMENT, LLC.

                  *** LENGTH OF SERVICE DATES REFLECTS A TRUSTEE'S COMMENCEMENT OF
                      SERVICE WITH THE TRUST'S PREDECESSOR ENTITIES.

OUTLOOK FUNDS                                              LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG          --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR           --  AMERICAN DEPOSITORY RECEIPTS
AMBAC         --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT           --  ALTERNATIVE MINIMUM TAX
ARM           --  ADJUSTABLE RATE MORTGAGES
BART          --  BAY AREA RAPID TRANSIT
CDA           --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC          --  CONTINGENT DEFERRED SALES CHARGE
CGIC          --  CAPITAL GUARANTY INSURANCE COMPANY
CGY           --  CAPITAL GUARANTY CORPORATION
CMT           --  CONSTANT MATURITY TREASURY
COFI          --  COST OF FUNDS INDEX
Connie Lee    --  CONNIE LEE INSURANCE COMPANY
COP           --  CERTIFICATE OF PARTICIPATION
CP            --  COMMERCIAL PAPER
CTF           --  COMMON TRUST FUND
DOT           --  DEPARTMENT OF TRANSPORTATION
DW&P          --  DEPARTMENT OF WATER & POWER
DWR           --  DEPARTMENT OF WATER RESOURCES
EDFA          --  EDUCATION FINANCE AUTHORITY
FGIC          --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA           --  FEDERAL HOUSING AUTHORITY
FHLB          --  FEDERAL HOME LOAN BANK
FHLMC         --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA          --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN           --  FLOATING RATE NOTES
FSA           --  FINANCIAL SECURITY ASSURANCE, INC
GNMA          --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO            --  GENERAL OBLIGATION
HEFA          --  HIGHER EDUCATION FACILITIES AUTHORITY
HFA           --  HOUSING FINANCE AUTHORITY
HFFA          --  HEALTH FACILITIES FINANCING AUTHORITY
IDA           --  INDUSTRIAL DEVELOPMENT AUTHORITY
IDR           --  INDUSTRIAL DEVELOPMENT REVENUE
LIBOR         --  LONDON INTERBANK OFFERED RATE
LLC           --  LIMITED LIABILITY CORPORATION
LOC           --  LETTER OF CREDIT
LP            --  LIMITED PARTNERSHIP
MBIA          --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR          --  MULTI-FAMILY HOUSING REVENUE
MUD           --  MUNICIPAL UTILITY DISTRICT
MTN           --  MEDIUM TERM NOTE
PCFA          --  POLLUTION CONTROL FINANCE AUTHORITY
PCR           --  POLLUTION CONTROL REVENUE
PFA           --  PUBLIC FINANCE AUTHORITY
PLC           --  PRIVATE PLACEMENT
PSFG          --  PUBLIC SCHOOL FUND GUARANTY
RAW           --  REVENUE ANTICIPATION WARRANTS
RDA           --  REDEVELOPMENT AUTHORITY
RDFA          --  REDEVELOPMENT FINANCE AUTHORITY
R&D           --  RESEARCH & DEVELOPMENT
SFMR          --  SINGLE FAMILY MORTGAGE REVENUE
TBA           --  TO BE ANNOUNCED
TRAN          --  TAX REVENUE ANTICIPATION NOTES
USD           --  UNIFIED SCHOOL DISTRICT
V/R           --  VARIABLE RATE
WEBS          --  WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL                                           PRSRT STD
PLEASE EXPEDITE                                         U.S. POSTAGE
                                                            PAID
                                                         CANTON, MA
                                                         PERMIT #313






MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS.
THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS
INC.

                                                               AR 003 (2/02)